UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2012

Item 1. Reports to Stockholders.

2012 Annual Report

TIAA-CREF Lifecycle Funds

of the TIAA-CREF Funds

May 31, 2012

Understanding your Lifecycle Funds report

This annual report contains information about the investment performance and holdings of the Lifecycle Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the twelve months ended May 31, 2012. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolios of investments list the TIAA-CREF underlying funds in which each fund had investments as of May 31, 2012.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

          The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Retirement, Institutional and Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the TIAA-CREF Lifecycle Funds begin on page 36 of this report. You can also obtain complete lists of the holdings of the Lifecycle Funds and of the underlying funds in which the Lifecycle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.
You can obtain a complete list of the Lifecycle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of February 28 or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifecycle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	3

About the funds’ composite benchmarks

Each Lifecycle fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•

The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

•

The MSCI EAFE+EM Index (international equity) measures the performance of the leading stocks in 22 developed countries outside North America—in Europe, Australasia and the Far East—and in 21 emerging markets in Europe, Asia, Africa, Latin America and the Middle East.

•

The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

•

The Barclays U.S. 1–5 Year Government/Credit Bond Index (short-term fixed income) measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–5 year maturities.

•

The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (inflation-protected assets) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

In March 2012, Barclays Capital changed its name to Barclays.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

4	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
          On pages 6 through 11, you will find expense examples for each share class of the funds. These expense examples are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
          The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
          The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2011–May 31, 2012).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.
          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	5

Important information about expenses

Expense examples

Six months ended May 31, 2012

Lifecycle Funds Retirement Class	Beginning account value (12/1/11)	Ending account value (5/31/12)	Expenses paid during period* (12/1/11–5/31/12)	Effective expenses paid during period† (12/1/11–5/31/12)

Retirement Income Fund actual return	$1,000.00	$1,036.57	$1.27	$3.26
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.23

2010 Fund actual return	$1,000.00	$1,036.11	$1.27	$3.36
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.34

2015 Fund actual return	$1,000.00	$1,035.94	$1.27	$3.41
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.39

2020 Fund actual return	$1,000.00	$1,036.65	$1.27	$3.51
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.49

2025 Fund actual return	$1,000.00	$1,036.23	$1.27	$3.56
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.54

2030 Fund actual return	$1,000.00	$1,034.97	$1.27	$3.61
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.59

2035 Fund actual return	$1,000.00	$1,033.81	$1.27	$3.71
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.69

2040 Fund actual return	$1,000.00	$1,032.09	$1.27	$3.71
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.69

2045 Fund actual return	$1,000.00	$1,031.74	$1.27	$3.71
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.69

2050 Fund actual return	$1,000.00	$1,032.91	$1.27	$3.71
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.69

2055 Fund actual return	$1,000.00	$1,033.89	$1.27	$3.76
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.74

*

The amounts in the “Expenses paid during period” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2012. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Class of the Lifecycle Funds.

6	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.64% for the Retirement Income Fund; 0.66% for the 2010 Fund; 0.67% for the 2015 Fund; 0.69% for the 2020 Fund; 0.70% for the 2025 Fund; 0.71% for the 2030 Fund; 0.73% for the 2035, 2040, 2045 and 2050 Funds; and 0.74% for the 2055 Fund.

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	7

Important information about expenses

Expense examples

Six months ended May 31, 2012

Lifecycle Funds Institutional Class	Beginning account value (12/1/11)	Ending account value (5/31/12)	Expenses paid during period* (12/1/11–5/31/12)	Effective expenses paid during period† (12/1/11–5/31/12)

Retirement Income Fund actual return	$1,000.00	$1,037.76	$0.00	$1.99
5% annual hypothetical return	1,000.00	1,025.00	0.00	1.97

2010 Fund actual return	$1,000.00	$1,036.96	$0.00	$2.09
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.07

2015 Fund actual return	$1,000.00	$1,038.22	$0.00	$2.14
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.12

2020 Fund actual return	$1,000.00	$1,037.39	$0.00	$2.24
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.23

2025 Fund actual return	$1,000.00	$1,037.02	$0.00	$2.29
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.28

2030 Fund actual return	$1,000.00	$1,035.88	$0.00	$2.34
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.33

2035 Fund actual return	$1,000.00	$1,033.72	$0.00	$2.44
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.43

2040 Fund actual return	$1,000.00	$1,034.56	$0.00	$2.44
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.43

2045 Fund actual return	$1,000.00	$1,034.05	$0.00	$2.44
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.43

2050 Fund actual return	$1,000.00	$1,033.85	$0.00	$2.44
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.43

2055 Fund actual return	$1,000.00	$1,034.28	$0.00	$2.49
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.48

*

The amounts in the “Expenses paid during period” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2012. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the Institutional Class of the Lifecycle Funds.

8	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.39% for the Retirement Income Fund; 0.41% for the 2010 Fund; 0.42% for the 2015 Fund; 0.44% for the 2020 Fund; 0.45% for the 2025 Fund; 0.46% for the 2030 Fund; 0.48% for the 2035, 2040, 2045 and 2050 Funds; and 0.49% for the 2055 Fund.

Expense example

Six months ended May 31, 2012

Lifecycle Funds Retail Class	Beginning account value (12/1/11)	Ending account value (5/31/12)	Expenses paid during period* (12/1/11–5/31/12)	Effective expenses paid during period† (12/1/11–5/31/12)

Retirement Income Fund actual return	$1,000.00	$1,036.15	$1.48	$3.46
5% annual hypothetical return	1,000.00	1,023.55	1.47	3.44

*

The amounts in the “Expenses paid during period” column are based on the fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2012. The expense charges of this fund may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the fund would be higher and its performance lower. The annualized expense ratio for the six-month period was 0.29% for the Retail Class of the Retirement Income Fund.

†

The amounts in the “Effective expenses paid during period” column are based on the fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized weighted average expense ratio was 0.68% for the Retail Class of the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	9

Important information about expenses

Expense examples

Six months ended May 31, 2012

Lifecycle Funds Premier Class	Beginning account value (12/1/11)	Ending account value (5/31/12)	Expenses paid during period* (12/1/11–5/31/12)	Effective expenses paid during period† (12/1/11–5/31/12)

Retirement Income Fund actual return	$1,000.00	$1,035.92	$0.76	$2.75
5% annual hypothetical return	1,000.00	1,024.25	0.76	2.73

2010 Fund actual return	$1,000.00	$1,035.92	$0.76	$2.85
5% annual hypothetical return	1,000.00	1,024.25	0.76	2.83

2015 Fund actual return	$1,000.00	$1,037.32	$0.76	$2.90
5% annual hypothetical return	1,000.00	1,024.25	0.76	2.88

2020 Fund actual return	$1,000.00	$1,036.36	$0.76	$3.00
5% annual hypothetical return	1,000.00	1,024.25	0.76	2.98

2025 Fund actual return	$1,000.00	$1,036.03	$0.76	$3.05
5% annual hypothetical return	1,000.00	1,024.25	0.76	3.03

2030 Fund actual return	$1,000.00	$1,036.08	$0.76	$3.11
5% annual hypothetical return	1,000.00	1,024.25	0.76	3.08

2035 Fund actual return	$1,000.00	$1,033.88	$0.76	$3.20
5% annual hypothetical return	1,000.00	1,024.25	0.76	3.18

2040 Fund actual return	$1,000.00	$1,032.33	$0.76	$3.20
5% annual hypothetical return	1,000.00	1,024.25	0.76	3.18

2045 Fund actual return	$1,000.00	$1,033.19	$0.76	$3.20
5% annual hypothetical return	1,000.00	1,024.25	0.76	3.18

2050 Fund actual return	$1,000.00	$1,032.97	$0.76	$3.20
5% annual hypothetical return	1,000.00	1,024.25	0.76	3.18

2055 Fund actual return	$1,000.00	$1,033.40	$0.76	$3.25
5% annual hypothetical return	1,000.00	1,024.25	0.76	3.23

*

The amounts in the “Expenses paid during period” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2012. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.15% for the Premier Class of the Lifecycle Funds.

10	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

concluded

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.54% for the Retirement Income Fund; 0.56% for the 2010 Fund; 0.57% for the 2015 Fund; 0.59% for the 2020 Fund; 0.60% for the 2025 Fund; 0.61% for the 2030 Fund; 0.63% for the 2035, 2040, 2045 and 2050 Funds; and 0.64% for the 2055 Fund.

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	11

Investment results of the Lifecycle Funds

Performance for the twelve months ended May 31, 2012

The eleven TIAA-CREF Lifecycle Funds underperformed their respective composite benchmarks in a volatile equity market. Returns for the Retirement Class varied from –7.03% for the 2045 Fund to 1.01% for the Retirement Income Fund.

With growth still slow, stocks decline

The nation’s gross domestic product, which measures the value of all goods and services produced in the United States, rose in the first quarter of 2012 by a year-over-year rate of 2.0%, adjusted for inflation. This modest increase reflected a rise in personal consumption and in purchases of private homes and apartment houses. However, growth was constrained by persistently high unemployment, as well as by reduced government spending at the federal, state and local levels.
          The Russell 3000® Index, which measures the broad U.S. stock market, declined 1.87% for the twelve-month period. Foreign stocks—hampered by both Europe’s debt troubles and slower growth worldwide—posted double-digit losses. The MSCI EAFE (Europe, Australasia, Far East)+EM (Emerging Markets) Index, which measures stock performance in 22 developed nations outside North America and in 21 developing nations, fell 20.44% in dollar terms. A sizable portion of this drop resulted from a stronger dollar, which reduced the value of many foreign holdings for U.S. investors.

Investors seek safety in bonds

Against the backdrop of a weak recovery, the Federal Reserve maintained its target for the federal funds rate within a range of 0% to 0.25%. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.) The Barclays U.S. Aggregate Bond Index, which measures the performance of the broad domestic market for investment-grade, fixed-rate bonds, returned 7.12% for the period.
          U.S. Treasury securities jumped 9.1%, outperforming both the 8.4% gain of corporate bonds and the 5.0% return of U.S. mortgage-backed securities. Inflation-protected bonds, as measured by the Barclays U.S. Treasury Inflation Protected Securities Index (Series-L), posted a gain of 13.19%. Short-term bonds, as measured by the Barclays U.S. 1-5 Year Government/Credit Bond Index, returned 2.40%.

12	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

Stock choices weigh on the funds’ returns

All eleven Lifecycle Funds were adversely affected by the declining global stock markets; ten funds posted losses for the twelve-month period. In general, individual Lifecycle Funds with larger allocations to bonds performed better during the period.
          The funds trailed their respective composite benchmarks because many of the underlying funds lagged the equity and bond market indexes used to calculate the composite benchmarks. The difference between the individual Lifecycle Funds’ returns and those of their respective composite benchmarks ranged from 0.92 of a percentage point for the Retirement Income Fund to 1.73 percentage points for the 2045 Fund. (All fund returns are for the Retirement Class.)
          The Lifecycle Funds may invest in up to five sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. The Lifecycle Funds do this by investing in various underlying mutual funds that in turn buy stocks, bonds and other securities in these market sectors.
          How a Lifecycle fund’s holdings are distributed among market sectors and among underlying funds depends on how far that fund is from its target retirement date. Allocations are dynamic—they become more conservative over time (except for the allocations of the Lifecycle Retirement Income Fund, which are relatively stable). Each Lifecycle fund is rebalanced periodically to keep its allocations on target.
          For the period, the funds’ absolute returns were hurt by poor results from international and U.S. stocks owned by the underlying funds. Those losses were partly offset by solid returns from the inflation-protected assets and fixed-income sectors, as well as by gains from the short-term fixed income sector.
          How a Lifecycle fund performs in comparison with its composite benchmark depends primarily on the performance of its individual underlying funds in comparison with the performance of the public indexes used to represent the market sectors in the fund’s composite benchmark.
          For the period, the funds’ performance lagged that of their respective composite benchmarks because of a number of unfavorable security selections—primarily in the Large-Cap Value, International Equity and Bond funds.
          These negative effects, however, were partly offset by positive contributions to relative performance, chiefly from the Growth & Income and Enhanced Large-Cap Growth Index funds.

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	13

Lifecycle Retirement Income Fund

Performance as of May 31, 2012

		Total return	Average annual total return

Lifecycle Retirement Income Fund	Inception date	1 year	since fund inception

Retirement Class	11/30/2007	1.01%	2.56%
Institutional Class	11/30/2007	1.27	2.82
Retail Class	11/30/2007	1.03	2.69
Premier Class	9/30/2009	1.03	2.62	*

Retirement Income Fund Composite Index†	—	1.93	3.33	‡

Broad market index
Barclays U.S. Aggregate Bond Index	—	7.12	6.26	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for this period would have been higher.

†

As of the close of business on May 31, 2012, the Retirement Income Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 30.0% Russell 3000® Index; 10.0% MSCI EAFE+EM Index; 10.0% Barclays U.S. 1–5 Year Government/Credit Bond Index; and 10.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

14	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle Retirement Income Fund

$10,000 invested at fund’s inception

Retirement Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/12	Target allocation for 6/30/12

Equity
U.S. equity	28.5%	30.0%
International equity	10.8	10.0
Fixed income
Fixed income	40.2	40.0
Short-term fixed income	10.0	10.0
Inflation-protected assets	10.1	10.0

Other assets & liabilities, net	0.4	—

Total	100.0	100.0

Target allocation

For June 30, 2012

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	15

Lifecycle 2010 Fund

Performance as of May 31, 2012

		Total return	Average annual total return

Lifecycle 2010 Fund	Inception date	1 year	5 years		since fund inception

Retirement Class	10/15/2004	–0.40%	1.84%		4.54%
Institutional Class	1/17/2007	–0.23	2.08		4.73	*
Premier Class	9/30/2009	–0.34	1.89	*	4.58	*

2010 Fund Composite Index†	—	0.67	2.23		4.92	‡

Broad market index
Barclays U.S. Aggregate Bond Index	—	7.12	6.72		5.51	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on May 31, 2012, the 2010 Fund Composite Index consisted of: 38.4% Barclays U.S. Aggregate Bond Index; 36.0% Russell 3000® Index; 12.0% MSCI EAFE+EM Index; 6.8% Barclays U.S. 1–5 Year Government/Credit Bond Index; and 6.8% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

16	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle 2010 Fund

$10,000 invested at fund’s inception

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/12	Target allocation for 6/30/12

Equity
U.S. equity	34.4%	36.0%
International equity	12.9	12.0
Fixed income
Fixed income	38.7	38.4
Short-term fixed income	6.8	6.8
Inflation-protected assets	6.9	6.8

Other assets & liabilities, net	0.3	—

Total	100.0	100.0

Target allocation

For June 30, 2012

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	17

Lifecycle 2015 Fund

Performance as of May 31, 2012

		Total return	Average annual total return

Lifecycle 2015 Fund	Inception date	1 year	5 years		since fund inception

Retirement Class	10/15/2004	–1.55%	1.13%		4.43%
Institutional Class	1/17/2007	–1.26	1.41		4.63	*
Premier Class	9/30/2009	–1.46	1.19	*	4.47	*

2015 Fund Composite Index†	—	–0.37	1.48		4.78	‡

Broad market index
Russell 3000® Index	—	-1.87	-0.75		4.79	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on May 31, 2012, the 2015 Fund Composite Index consisted of: 41.2% Russell 3000 Index; 35.5% Barclays U.S. Aggregate Bond Index; 13.7% MSCI EAFE+EM Index; 4.8% Barclays U.S. 1–5 Year Government/Credit Bond Index; and 4.8% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

18	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle 2015 Fund

$10,000 invested at fund’s inception

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/12	Target allocation for 6/30/12

Equity
U.S. equity	39.4%	41.1%
International equity	14.8	13.7
Fixed income
Fixed income	35.8	35.6
Short-term fixed income	4.8	4.8
Inflation-protected assets	4.8	4.8

Other assets & liabilities, net	0.4	—

Total	100.0	100.0

Target allocation

For June 30, 2012

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	19

Lifecycle 2020 Fund

Performance as of May 31, 2012

		Total return	Average annual total return

Lifecycle 2020 Fund	Inception date	1 year	5 years		since fund inception

Retirement Class	10/15/2004	–2.85%	0.31%		4.14%
Institutional Class	1/17/2007	–2.60	0.58		4.33	*
Premier Class	9/30/2009	–2.80	0.37	*	4.18	*

2020 Fund Composite Index†	—	–1.52	0.67		4.49	‡

Broad market index
Russell 3000® Index	—	–1.87	–0.75		4.79	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on May 31, 2012, the 2020 Fund Composite Index consisted of: 47.2% Russell 3000 Index; 31.5% Barclays U.S. Aggregate Bond Index; 15.7% MSCI EAFE+EM Index; 2.8% Barclays U.S. 1–5 Year Government/Credit Bond Index; and 2.8% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

20	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle 2020 Fund

$10,000 invested at fund’s inception

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/12	Target allocation for 6/30/12

Equity
U.S. equity	45.2%	47.1%
International equity	17.0	15.7
Fixed income
Fixed income	31.8	31.6
Short-term fixed income	2.8	2.8
Inflation-protected assets	2.8	2.8

Other assets & liabilities, net	0.4	—

Total	100.0	100.0

Target allocation

For June 30, 2012

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	21

Lifecycle 2025 Fund

Performance as of May 31, 2012

		Total return	Average annual total return

Lifecycle 2025 Fund	Inception date	1 year	5 years		since fund inception

Retirement Class	10/15/2004	–4.11%	–0.47%		3.87%
Institutional Class	1/17/2007	–4.00	–0.24		4.04	*
Premier Class	9/30/2009	–4.01	–0.44	*	3.89	*

2025 Fund Composite Index†	—	–2.68	–0.13		4.21	‡

Broad market index
Russell 3000® Index	—	–1.87	–0.75		4.79	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on May 31, 2012, the 2025 Fund Composite Index consisted of: 53.2% Russell 3000 Index; 27.5% Barclays U.S. Aggregate Bond Index; 17.7% MSCI EAFE+EM Index; 0.8% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L); and 0.8% Barclays U.S. 1–5 Year Government/Credit Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

22	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle 2025 Fund

$10,000 invested at fund’s inception

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/12	Target allocation for 6/30/12

Equity
U.S. equity	51.0%	53.1%
International equity	19.1	17.7
Fixed income
Fixed income	27.9	27.6
Short-term fixed income	0.7	0.8
Inflation-protected assets	0.8	0.8

Other assets & liabilities, net	0.5	–

Total	100.0	100.0

Target allocation

For June 30, 2012

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	23

Lifecycle 2030 Fund

Performance as of May 31, 2012

		Total return	Average annual total return

Lifecycle 2030 Fund	Inception date	1 year	5 years		since fund inception

Retirement Class	10/15/2004	–5.40%	–1.32%		3.50%
Institutional Class	1/17/2007	–5.25	–1.09		3.68	*
Premier Class	9/30/2009	–5.26	–1.27	*	3.54	*

2030 Fund Composite Index†	—	–3.85	–0.94		3.92	‡

Broad market index
Russell 3000® Index	—	–1.87	–0.75		4.79	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on May 31, 2012, the 2030 Fund Composite Index consisted of: 59.2% Russell 3000 Index; 21.1% Barclays U.S. Aggregate Bond Index; and 19.7% MSCI EAFE+EM Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

24	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle 2030 Fund

$10,000 invested at fund’s inception

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/12	Target allocation for 6/30/12

Equity
U.S. equity	56.8%	59.1%
International equity	21.2	19.7
Fixed income	21.5	21.2

Other assets & liabilities, net	0.5	–

Total	100.0	100.0

Target allocation

For June 30, 2012

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	25

Lifecycle 2035 Fund

Performance as of May 31, 2012

		Total return	Average annual total return

Lifecycle 2035 Fund	Inception date	1 year	5 years		since fund inception

Retirement Class	10/15/2004	–6.68%	–1.71%		3.48%
Institutional Class	1/17/2007	–6.55	–1.49		3.65	*
Premier Class	9/30/2009	–6.55	–1.65	*	3.52	*

2035 Fund Composite Index†	—	–5.02	–1.32		3.90	‡

Broad market index
Russell 3000® Index	—	–1.87	–0.75		4.79	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on May 31, 2012, the 2035 Fund Composite Index consisted of: 65.2% Russell 3000 Index; 21.7% MSCI EAFE+EM Index; and 13.1% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

26	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle 2035 Fund

$10,000 invested at fund’s inception

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation			Target allocation For June 30, 2012
	% of net assets as of 5/31/12	Target allocation for 6/30/12

Equity
U.S. equity	62.9%	65.1%
International equity	23.1	21.7
Fixed income	13.5	13.2

Other assets & liabilities, net	0.5	—

Total	100.0	100.0

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	27

Lifecycle 2040 Fund

Performance as of May 31, 2012

		Total return	Average annual total return

Lifecycle 2040 Fund	Inception date	1 year	5 years		since fund inception

Retirement Class	10/15/2004	–7.00%	–1.73%		3.72%
Institutional Class	1/17/2007	–6.71	–1.48		3.91	*
Premier Class	9/30/2009	–6.92	–1.68	*	3.76	*

2040 Fund Composite Index†	—	–5.30	–1.35		4.09	‡

Broad market index
Russell 3000® Index	—	–1.87	–0.75		4.79	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on May 31, 2012, the 2040 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

28	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle 2040 Fund

$10,000 invested at fund’s inception

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

			Target allocation
Asset allocation			For June 30, 2012
	% of net assets as of 5/31/12	Target allocation for 6/30/12

Equity
U.S. equity	65.2%	67.5%
International equity	23.8	22.5
Fixed income	10.5	10.0

Other assets & liabilities, net	0.5	—

Total	100.0	100.0

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	29

Lifecycle 2045 Fund

Performance as of May 31, 2012

		Total return	Average annual total return

Lifecycle 2045 Fund	Inception date	1 year	since fund inception

Retirement Class	11/30/2007	–7.03%	–2.38%
Institutional Class	11/30/2007	–6.77	–2.13
Premier Class	9/30/2009	–6.87	–2.31	*

2045 Fund Composite Index†	—	–5.30	–1.21	‡

Broad market index
Russell 3000® Index	—	–1.87	–0.14	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for this period would have been higher.

†

As of the close of business on May 31, 2012, the 2045 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

30	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle 2045 Fund

$10,000 invested at fund’s inception

Retirement Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

			Target allocation
Asset allocation			For June 30, 2012
	% of net assets as of 5/31/12	Target allocation for 6/30/12

Equity
U.S. equity	64.7%	67.5%
International equity	24.0	22.5
Fixed income	10.4	10.0

Other assets & liabilities, net	0.9	—

Total	100.0	100.0

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	31

Lifecycle 2050 Fund

Performance as of May 31, 2012

		Total return	Average annual total return

Lifecycle 2050 Fund	Inception date	1 year	since fund inception

Retirement Class	11/30/2007	–6.97%	–2.42%
Institutional Class	11/30/2007	–6.72	–2.16
Premier Class	9/30/2009	–6.93	–2.38	*

2050 Fund Composite Index†	—	–5.30	–1.21	‡

Broad market index
Russell 3000® Index	—	–1.87	–0.14	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for this period would have been higher.

†

As of the close of business on May 31, 2012, the 2050 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

‡	Performance is calculated from the inception date of the Retirement Class.

32	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle 2050 Fund

$10,000 invested at fund’s inception

Retirement Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

			Target allocation
Asset allocation			For June 30, 2012
	% of net assets as of 5/31/12	Target allocation for 6/30/12

Equity U.S. equity	64.8%	67.5%
International equity	24.0	22.5
Fixed income	10.4	10.0

Other assets & liabilities, net	0.8	–

Total	100.0	100.0

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	33

Lifecycle 2055 Fund

Performance as of May 31, 2012

		Total return	Average annual total return

Lifecycle 2055 Fund	Inception date	1 year	since fund inception

Retirement Class	4/29/2011	–6.79%	–7.56%
Institutional Class	4/29/2011	–6.55	–7.33
Premier Class	4/29/2011	–6.73	–7.50

2055 Fund Composite Index*	—	–5.30	–6.01	†

Broad market index
Russell 3000® Index	—	–1.87	–2.75	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on May 31, 2012, the 2055 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

34	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

Lifecycle 2055 Fund

$10,000 invested at fund’s inception
Retirement Class (inception April 29, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/12	Target allocation for 6/30/12

Equity
U.S. equity	64.3%	67.5%
International equity	23.9	22.5
Fixed income	10.4	10.0

Other assets & liabilities, net	1.4	—

Total	100.0	100.0

Target allocation
For June 30, 2012

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	35

Portfolio of investments

Lifecycle Retirement Income Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
5,324,837	TIAA-CREF Bond Fund		$56,869,254	39.2%
68,370	TIAA-CREF Bond Plus Fund		728,144	0.5
73,810	TIAA-CREF High-Yield Fund		727,029	0.5

			58,324,427	40.2

INFLATION-PROTECTED ASSETS
1,172,094	TIAA-CREF Inflation-Linked Bond Fund		14,662,899	10.1

			14,662,899	10.1

INTERNATIONAL EQUITY
402,443	TIAA-CREF Emerging Markets Equity Fund		3,734,673	2.6
880,330	TIAA-CREF Enhanced International Equity Index Fund		5,229,161	3.6
154,103	TIAA-CREF Global Natural Resources Fund		1,413,126	1.0
685,582	TIAA-CREF International Equity Fund		5,203,568	3.6

			15,580,528	10.8

SHORT-TERM FIXED INCOME
1,396,003	TIAA-CREF Short-Term Bond Fund		14,532,392	10.0

			14,532,392	10.0

U.S. EQUITY
844,199	TIAA-CREF Enhanced Large-Cap Growth Index Fund		7,775,068	5.3
953,384	TIAA-CREF Enhanced Large-Cap Value Index Fund		7,493,597	5.1
671,766	TIAA-CREF Growth & Income Fund		6,509,409	4.5
706,539	TIAA-CREF Large-Cap Growth Fund		7,786,059	5.4
586,863	TIAA-CREF Large-Cap Value Fund		7,494,247	5.2
30,109	TIAA-CREF Mid-Cap Growth Fund		572,071	0.4
33,123	TIAA-CREF Mid-Cap Value Fund		573,693	0.4
231,348	TIAA-CREF Small-Cap Equity Fund		3,183,353	2.2

			41,387,497	28.5

	TOTAL TIAA-CREF FUNDS	(Cost $135,677,657)	144,487,743	99.6

	TOTAL PORTFOLIO	(Cost $135,677,657)	144,487,743	99.6
	OTHER ASSETS & LIABILITIES, NET		561,714	0.4

	NET ASSETS		$145,049,457	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

36	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2010 Fund ▪  May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
26,141,804	TIAA-CREF Bond Fund		$279,194,468	36.9%
648,154	TIAA-CREF Bond Plus Fund		6,902,838	0.9
700,182	TIAA-CREF High-Yield Fund		6,896,796	0.9

			292,994,102	38.7

INFLATION-PROTECTED ASSETS
4,144,442	TIAA-CREF Inflation-Linked Bond Fund		51,846,966	6.9

			51,846,966	6.9

INTERNATIONAL EQUITY
2,529,241	TIAA-CREF Emerging Markets Equity Fund		23,471,356	3.1
5,532,640	TIAA-CREF Enhanced International Equity Index Fund		32,863,879	4.3
968,949	TIAA-CREF Global Natural Resources Fund		8,885,259	1.2
4,312,939	TIAA-CREF International Equity Fund		32,735,204	4.3

			97,955,698	12.9

SHORT-TERM FIXED INCOME
4,942,885	TIAA-CREF Short-Term Bond Fund		51,455,436	6.8

			51,455,436	6.8

U.S. EQUITY
5,316,998	TIAA-CREF Enhanced Large-Cap Growth Index Fund		48,969,552	6.5
6,006,917	TIAA-CREF Enhanced Large-Cap Value Index Fund		47,214,371	6.2
4,230,889	TIAA-CREF Growth & Income Fund		40,997,311	5.4
4,454,032	TIAA-CREF Large-Cap Growth Fund		49,083,428	6.5
3,695,460	TIAA-CREF Large-Cap Value Fund		47,191,020	6.2
189,889	TIAA-CREF Mid-Cap Growth Fund		3,607,899	0.5
208,748	TIAA-CREF Mid-Cap Value Fund		3,615,514	0.5
1,457,388	TIAA-CREF Small-Cap Equity Fund		20,053,659	2.6

			260,732,754	34.4

	TOTAL TIAA-CREF FUNDS	(Cost $725,663,758)	754,984,956	99.7

	TOTAL PORTFOLIO	(Cost $725,663,758)	754,984,956	99.7
	OTHER ASSETS & LIABILITIES, NET		2,369,608	0.3

	NET ASSETS		$757,354,564	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	37

Portfolio of investments

Lifecycle 2015 Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
32,292,713	TIAA-CREF Bond Fund		$344,886,177	32.6%
1,628,299	TIAA-CREF Bond Plus Fund		17,341,383	1.6
1,754,729	TIAA-CREF High-Yield Fund		17,284,082	1.6

			379,511,642	35.8

INFLATION-PROTECTED ASSETS
4,091,380	TIAA-CREF Inflation-Linked Bond Fund		51,183,166	4.8

			51,183,166	4.8

INTERNATIONAL EQUITY
4,040,840	TIAA-CREF Emerging Markets Equity Fund		37,498,993	3.6
8,840,490	TIAA-CREF Enhanced International Equity Index Fund		52,512,508	5.0
1,548,680	TIAA-CREF Global Natural Resources Fund		14,201,395	1.3
6,892,290	TIAA-CREF International Equity Fund		52,312,484	4.9

			156,525,380	14.8

SHORT-TERM FIXED INCOME
4,869,972	TIAA-CREF Short-Term Bond Fund		50,696,413	4.8

			50,696,413	4.8

U.S. EQUITY
8,500,230	TIAA-CREF Enhanced Large-Cap Growth Index Fund		78,287,115	7.4
9,604,783	TIAA-CREF Enhanced Large-Cap Value Index Fund		75,493,597	7.1
6,764,522	TIAA-CREF Growth & Income Fund		65,548,214	6.2
7,121,042	TIAA-CREF Large-Cap Growth Fund		78,473,880	7.4
5,908,853	TIAA-CREF Large-Cap Value Fund		75,456,052	7.1
303,753	TIAA-CREF Mid-Cap Growth Fund		5,771,298	0.6
333,903	TIAA-CREF Mid-Cap Value Fund		5,783,200	0.6
2,330,360	TIAA-CREF Small-Cap Equity Fund		32,065,748	3.0

			416,879,104	39.4

	TOTAL TIAA-CREF FUNDS	(Cost $1,028,655,422)	1,054,795,705	99.6

	TOTAL PORTFOLIO	(Cost $1,028,655,422)	1,054,795,705	99.6
	OTHER ASSETS & LIABILITIES, NET		3,951,403	0.4

	NET ASSETS		$1,058,747,108	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

38	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2020 Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
32,133,062	TIAA-CREF Bond Fund		$343,181,098	25.9%
4,075,656	TIAA-CREF Bond Plus Fund		43,405,732	3.3
3,553,349	TIAA-CREF High-Yield Fund		35,000,486	2.6

			421,587,316	31.8

INFLATION-PROTECTED ASSETS
2,963,825	TIAA-CREF Inflation-Linked Bond Fund		37,077,450	2.8

			37,077,450	2.8

INTERNATIONAL EQUITY
5,785,098	TIAA-CREF Emerging Markets Equity Fund		53,685,711	4.1
12,658,888	TIAA-CREF Enhanced International Equity Index Fund		75,193,792	5.7
2,216,744	TIAA-CREF Global Natural Resources Fund		20,327,542	1.5
9,864,120	TIAA-CREF International Equity Fund		74,868,673	5.7

			224,075,718	17.0

SHORT-TERM FIXED INCOME
3,533,569	TIAA-CREF Short-Term Bond Fund		36,784,449	2.8

			36,784,449	2.8

U.S. EQUITY
12,176,439	TIAA-CREF Enhanced Large-Cap Growth Index Fund		112,145,006	8.5
13,754,579	TIAA-CREF Enhanced Large-Cap Value Index Fund		108,110,989	8.2
9,690,183	TIAA-CREF Growth & Income Fund		93,897,878	7.1
10,196,967	TIAA-CREF Large-Cap Growth Fund		112,370,580	8.5
8,463,503	TIAA-CREF Large-Cap Value Fund		108,078,934	8.2
434,785	TIAA-CREF Mid-Cap Growth Fund		8,260,924	0.6
477,933	TIAA-CREF Mid-Cap Value Fund		8,277,794	0.6
3,337,919	TIAA-CREF Small-Cap Equity Fund		45,929,770	3.5

			597,071,875	45.2

	TOTAL TIAA-CREF FUNDS	(Cost $1,282,362,899)	1,316,596,808	99.6

	TOTAL PORTFOLIO	(Cost $1,282,362,899)	1,316,596,808	99.6
	OTHER ASSETS & LIABILITIES, NET		5,468,388	0.4

	NET ASSETS		$1,322,065,196	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	39

Portfolio of investments

Lifecycle 2025 Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
22,174,698	TIAA-CREF Bond Fund		$236,825,777	18.9%
6,259,075	TIAA-CREF Bond Plus Fund		66,659,149	5.3
4,662,783	TIAA-CREF High-Yield Fund		45,928,409	3.7

			349,413,335	27.9

INFLATION-PROTECTED ASSETS
770,949	TIAA-CREF Inflation-Linked Bond Fund		9,644,575	0.8

			9,644,575	0.8

INTERNATIONAL EQUITY
6,162,906	TIAA-CREF Emerging Markets Equity Fund		57,191,768	4.6
13,495,059	TIAA-CREF Enhanced International Equity Index Fund		80,160,649	6.4
2,362,992	TIAA-CREF Global Natural Resources Fund		21,668,637	1.7
10,513,039	TIAA-CREF International Equity Fund		79,793,965	6.4

			238,815,019	19.1

SHORT-TERM FIXED INCOME
918,635	TIAA-CREF Short-Term Bond Fund		9,562,992	0.7

			9,562,992	0.7

U.S. EQUITY
12,992,317	TIAA-CREF Enhanced Large-Cap Growth Index Fund		119,659,241	9.6
14,677,603	TIAA-CREF Enhanced Large-Cap Value Index Fund		115,365,956	9.2
10,339,599	TIAA-CREF Growth & Income Fund		100,190,717	8.0
10,882,756	TIAA-CREF Large-Cap Growth Fund		119,927,974	9.6
9,030,033	TIAA-CREF Large-Cap Value Fund		115,313,518	9.2
463,930	TIAA-CREF Mid-Cap Growth Fund		8,814,665	0.7
509,882	TIAA-CREF Mid-Cap Value Fund		8,831,154	0.7
3,561,904	TIAA-CREF Small-Cap Equity Fund		49,011,795	4.0

			637,115,020	51.0

	TOTAL TIAA-CREF FUNDS	(Cost $1,213,969,866)	1,244,550,941	99.5

	TOTAL PORTFOLIO	(Cost $1,213,969,866)	1,244,550,941	99.5
	OTHER ASSETS & LIABILITIES, NET		5,723,445	0.5

	NET ASSETS		$1,250,274,386	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

40	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2030 Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
12,529,404	TIAA-CREF Bond Fund		$133,814,039	11.3%
6,842,696	TIAA-CREF Bond Plus Fund		72,874,717	6.1
4,923,931	TIAA-CREF High-Yield Fund		48,500,716	4.1

			255,189,472	21.5

INTERNATIONAL EQUITY
6,484,910	TIAA-CREF Emerging Markets Equity Fund		60,179,964	5.1
14,202,443	TIAA-CREF Enhanced International Equity Index Fund		84,362,509	7.1
2,489,514	TIAA-CREF Global Natural Resources Fund		22,828,845	1.9
11,067,936	TIAA-CREF International Equity Fund		84,005,634	7.1

			251,376,952	21.2

U.S. EQUITY
13,754,380	TIAA-CREF Enhanced Large-Cap Growth Index Fund		126,677,835	10.7
15,540,911	TIAA-CREF Enhanced Large-Cap Value Index Fund		122,151,561	10.3
10,947,816	TIAA-CREF Growth & Income Fund		106,084,339	8.9
11,521,249	TIAA-CREF Large-Cap Growth Fund		126,964,163	10.7
9,558,437	TIAA-CREF Large-Cap Value Fund		122,061,236	10.3
494,032	TIAA-CREF Mid-Cap Growth Fund		9,386,608	0.8
540,015	TIAA-CREF Mid-Cap Value Fund		9,353,064	0.8
3,771,075	TIAA-CREF Small-Cap Equity Fund		51,889,989	4.3

			674,568,795	56.8

	TOTAL TIAA-CREF FUNDS	(Cost $1,146,933,230)	1,181,135,219	99.5

	TOTAL PORTFOLIO	(Cost $1,146,933,230)	1,181,135,219	99.5
	OTHER ASSETS & LIABILITIES, NET		5,607,101	0.5

	NET ASSETS		$1,186,742,320	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	41

Portfolio of investments

Lifecycle 2035 Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
3,437,013	TIAA-CREF Bond Fund		$36,707,298	3.1%
6,927,528	TIAA-CREF Bond Plus Fund		73,778,169	6.2
4,990,631	TIAA-CREF High-Yield Fund		49,157,713	4.2

			159,643,180	13.5

INTERNATIONAL EQUITY
7,010,447	TIAA-CREF Emerging Markets Equity Fund		65,056,951	5.6
15,368,664	TIAA-CREF Enhanced International Equity Index Fund		91,289,861	7.7
2,700,265	TIAA-CREF Global Natural Resources Fund		24,761,431	2.1
11,976,398	TIAA-CREF International Equity Fund		90,900,863	7.7

			272,009,106	23.1

U.S. EQUITY
15,143,306	TIAA-CREF Enhanced Large-Cap Growth Index Fund		139,469,850	11.8
17,129,932	TIAA-CREF Enhanced Large-Cap Value Index Fund		134,641,265	11.4
12,064,095	TIAA-CREF Growth & Income Fund		116,901,079	9.9
12,691,358	TIAA-CREF Large-Cap Growth Fund		139,858,771	11.8
10,517,653	TIAA-CREF Large-Cap Value Fund		134,310,425	11.4
545,020	TIAA-CREF Mid-Cap Growth Fund		10,355,386	0.9
595,079	TIAA-CREF Mid-Cap Value Fund		10,306,761	0.9
4,156,420	TIAA-CREF Small-Cap Equity Fund		57,192,343	4.8

			743,035,880	62.9

	TOTAL TIAA-CREF FUNDS	(Cost $1,135,112,231)	1,174,688,166	99.5

	TOTAL PORTFOLIO	(Cost $1,135,112,231)	1,174,688,166	99.5
	OTHER ASSETS & LIABILITIES, NET		5,996,206	0.5

	NET ASSETS		$1,180,684,372	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

42	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2040 Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
9,732,985	TIAA-CREF Bond Plus Fund		$103,656,294	6.3%
6,957,985	TIAA-CREF High-Yield Fund		68,536,149	4.2

			172,192,443	10.5

INTERNATIONAL EQUITY
10,088,478	TIAA-CREF Emerging Markets Equity Fund		93,621,076	5.7
22,121,098	TIAA-CREF Enhanced International Equity Index Fund		131,399,319	8.0
3,888,302	TIAA-CREF Global Natural Resources Fund		35,655,732	2.2
17,232,252	TIAA-CREF International Equity Fund		130,792,792	7.9

			391,468,919	23.8

U.S. EQUITY
21,888,774	TIAA-CREF Enhanced Large-Cap Growth Index Fund		201,595,613	12.2
24,746,604	TIAA-CREF Enhanced Large-Cap Value Index Fund		194,508,310	11.8
17,437,536	TIAA-CREF Growth & Income Fund		168,969,723	10.3
18,330,760	TIAA-CREF Large-Cap Growth Fund		202,004,978	12.3
15,200,290	TIAA-CREF Large-Cap Value Fund		194,107,703	11.8
785,903	TIAA-CREF Mid-Cap Growth Fund		14,932,163	0.9
858,911	TIAA-CREF Mid-Cap Value Fund		14,876,347	0.9
6,005,770	TIAA-CREF Small-Cap Equity Fund		82,639,391	5.0

			1,073,634,228	65.2

	TOTAL TIAA-CREF FUNDS	(Cost $1,571,822,930)	1,637,295,590	99.5

	TOTAL PORTFOLIO	(Cost $1,571,822,930)	1,637,295,590	99.5
	OTHER ASSETS & LIABILITIES, NET		7,925,136	0.5

	NET ASSETS		$1,645,220,726	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	43

Portfolio of investments

Lifecycle 2045 Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
1,816,655	TIAA-CREF Bond Plus Fund		$19,347,379	6.2%
1,308,322	TIAA-CREF High-Yield Fund		12,886,971	4.2

			32,234,350	10.4

INTERNATIONAL EQUITY
1,914,319	TIAA-CREF Emerging Markets Equity Fund		17,764,880	5.7
4,192,213	TIAA-CREF Enhanced International Equity Index Fund		24,901,748	8.1
734,259	TIAA-CREF Global Natural Resources Fund		6,733,156	2.2
3,262,157	TIAA-CREF International Equity Fund		24,759,773	8.0

			74,159,557	24.0

U.S. EQUITY
4,081,826	TIAA-CREF Enhanced Large-Cap Growth Index Fund		37,593,619	12.1
4,610,498	TIAA-CREF Enhanced Large-Cap Value Index Fund		36,238,511	11.7
3,249,663	TIAA-CREF Growth & Income Fund		31,489,233	10.2
3,416,213	TIAA-CREF Large-Cap Growth Fund		37,646,669	12.2
2,833,212	TIAA-CREF Large-Cap Value Fund		36,180,114	11.7
146,803	TIAA-CREF Mid-Cap Growth Fund		2,789,254	0.9
160,261	TIAA-CREF Mid-Cap Value Fund		2,775,716	0.9
1,119,015	TIAA-CREF Small-Cap Equity Fund		15,397,651	5.0

			200,110,767	64.7

	TOTAL TIAA-CREF FUNDS	(Cost $298,072,713)	306,504,674	99.1

	TOTAL PORTFOLIO	(Cost $298,072,713)	306,504,674	99.1
	OTHER ASSETS & LIABILITIES, NET		2,795,190	0.9

	NET ASSETS		$309,299,864	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

44	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2050 Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
972,411	TIAA-CREF Bond Plus Fund		$10,356,181	6.2%
699,258	TIAA-CREF High-Yield Fund		6,887,687	4.2

			17,243,868	10.4

INTERNATIONAL EQUITY
1,029,612	TIAA-CREF Emerging Markets Equity Fund		9,554,803	5.7
2,253,931	TIAA-CREF Enhanced International Equity Index Fund		13,388,348	8.1
394,802	TIAA-CREF Global Natural Resources Fund		3,620,332	2.2
1,752,213	TIAA-CREF International Equity Fund		13,299,296	8.0

			39,862,779	24.0

U.S. EQUITY
2,195,404	TIAA-CREF Enhanced Large-Cap Growth Index Fund		20,219,671	12.2
2,479,779	TIAA-CREF Enhanced Large-Cap Value Index Fund		19,491,061	11.7
1,748,296	TIAA-CREF Growth & Income Fund		16,940,989	10.2
1,836,060	TIAA-CREF Large-Cap Growth Fund		20,233,379	12.2
1,524,177	TIAA-CREF Large-Cap Value Fund		19,463,740	11.7
78,591	TIAA-CREF Mid-Cap Growth Fund		1,493,224	0.9
86,049	TIAA-CREF Mid-Cap Value Fund		1,490,362	0.9
602,186	TIAA-CREF Small-Cap Equity Fund		8,286,079	5.0

			107,618,505	64.8

	TOTAL TIAA-CREF FUNDS	(Cost $161,102,378)	164,725,152	99.2

	TOTAL PORTFOLIO	(Cost $161,102,378)	164,725,152	99.2
	OTHER ASSETS & LIABILITIES, NET		1,419,688	0.8

	NET ASSETS		$166,144,840	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	45

Portfolio of investments

Lifecycle 2055 Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
82,639	TIAA-CREF Bond Plus Fund		$880,104	6.2%
59,395	TIAA-CREF High-Yield Fund		585,040	4.2

			1,465,144	10.4

INTERNATIONAL EQUITY
87,346	TIAA-CREF Emerging Markets Equity Fund		810,569	5.7
191,020	TIAA-CREF Enhanced International Equity Index Fund		1,134,661	8.0
33,448	TIAA-CREF Global Natural Resources Fund		306,720	2.2
148,595	TIAA-CREF International Equity Fund		1,127,833	8.0

			3,379,783	23.9

U.S. EQUITY
185,318	TIAA-CREF Enhanced Large-Cap Growth Index Fund		1,706,775	12.1
209,409	TIAA-CREF Enhanced Large-Cap Value Index Fund		1,645,954	11.6
147,620	TIAA-CREF Growth & Income Fund		1,430,440	10.1
154,979	TIAA-CREF Large-Cap Growth Fund		1,707,871	12.1
128,721	TIAA-CREF Large-Cap Value Fund		1,643,767	11.6
6,633	TIAA-CREF Mid-Cap Growth Fund		126,029	0.9
7,264	TIAA-CREF Mid-Cap Value Fund		125,809	0.9
50,868	TIAA-CREF Small-Cap Equity Fund		699,950	5.0

			9,086,595	64.3

	TOTAL TIAA-CREF FUNDS	(Cost $14,935,552)	13,931,522	98.6

	TOTAL PORTFOLIO	(Cost $14,935,552)	13,931,522	98.6
	OTHER ASSETS & LIABILITIES, NET		200,351	1.4

	NET ASSETS		$14,131,873	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

46	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	47

Statements of assets and liabilities

TIAA-CREF Lifecycle Funds ▪ May 31, 2012

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund

ASSETS
Affiliated investments, at value*	$144,487,743	$754,984,956	$1,054,795,705	$1,316,596,808	$1,244,550,941	$1,181,135,219
Cash	940,438	838,159	1,274,620	1,068,366	1,723,867	1,390,649
Receivable from securities transactions	1,061,402	8,703,837	12,418,511	15,159,597	12,794,020	8,740,741
Receivable from Fund shares sold	510,228	1,424,601	1,757,360	3,371,930	3,312,780	3,278,263
Dividends and interest receivable	156,348	773,178	1,007,620	1,149,250	987,545	767,615
Due from affiliates	2,116	7,631	10,803	13,545	12,932	12,440
Other	1,617	12,210	15,268	17,550	16,497	15,769

Total assets	147,159,892	766,744,572	1,071,279,887	1,337,377,046	1,263,398,582	1,195,340,696

LIABILITIES
Management fees payable	1,182	6,217	8,699	10,862	10,275	9,767
Service agreement fees payable	1,462	8,899	11,861	14,694	13,729	12,402
Distribution fees payable	12,215	12,310	19,238	23,868	22,722	22,658
Due to affiliates	953	5,687	7,705	9,426	8,796	8,455
Payable for securities transactions	1,889,652	8,105,087	10,865,761	12,737,597	10,815,770	6,115,491
Payable for Fund shares redeemed	187,449	1,197,836	1,542,046	2,416,383	2,158,593	2,339,533
Accrued expenses and other payables	17,522	53,972	77,469	99,020	94,311	90,070

Total liabilities	2,110,435	9,390,008	12,532,779	15,311,850	13,124,196	8,598,376

NET ASSETS	$145,049,457	$757,354,564	$1,058,747,108	$1,322,065,196	$1,250,274,386	$1,186,742,320

NET ASSETS CONSIST OF:
Paid-in-capital	$138,006,616	$739,794,403	$1,024,158,030	$1,274,519,368	$1,205,134,909	$1,139,735,660
Undistributed net investment income (loss)	260,381	6,365,017	5,784,997	6,604,469	5,621,734	3,966,810
Accumulated net realized gain (loss) on total investments	(2,027,626)	(18,126,054)	2,663,798	6,707,450	8,936,668	8,837,861
Net unrealized appreciation (depreciation) on total investments	8,810,086	29,321,198	26,140,283	34,233,909	30,581,075	34,201,989

NET ASSETS	$145,049,457	$757,354,564	$1,058,747,108	$1,322,065,196	$1,250,274,386	$1,186,742,320

RETIREMENT CLASS:
Net assets	$72,108,947	$432,315,103	$575,516,549	$711,357,571	$665,019,961	$599,240,436
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,300,822	38,387,406	52,403,390	65,633,836	62,525,346	57,392,255

Net asset value per share	$9.88	$11.26	$10.98	$10.84	$10.64	$10.44

INSTITUTIONAL CLASS:
Net assets	$32,323,146	$226,847,567	$331,069,357	$419,753,338	$403,395,719	$407,472,797
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,266,586	22,811,588	34,713,470	45,399,448	44,802,996	46,655,137

Net asset value per share	$9.90	$9.94	$9.54	$9.25	$9.00	$8.73

RETAIL CLASS:
Net assets	$31,295,775	$—	$—	$—	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,165,880	—	—	—	—	—

Net asset value per share	$9.89	—	—	—	—	—

PREMIER CLASS:
Net assets	$9,321,589	$98,191,894	$152,161,202	$190,954,287	$181,858,706	$180,029,087
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	942,380	9,894,296	16,004,965	20,687,176	20,256,994	20,678,295

Net asset value per share	$9.89	$9.92	$9.51	$9.23	$8.98	$8.71

* Affiliated investments, cost	$135,677,657	$725,663,758	$1,028,655,422	$1,282,362,899	$1,213,969,866	$1,146,933,230

48 2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report 49

Statements of assets and liabilities	concluded

TIAA-CREF Lifecycle Funds ▪ May 31, 2012

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund

ASSETS
Affiliated investments, at value*	$1,174,688,166	$1,637,295,590	$306,504,674	$164,725,152	$13,931,522
Cash	1,607,168	1,707,128	733,728	358,488	27,539
Receivable from securities transactions	3,464,532	4,011,749	570,996	396,000	24,263
Receivable from Fund shares sold	3,603,001	4,563,184	1,786,217	865,611	191,449
Dividends and interest receivable	547,087	655,663	120,605	64,956	5,473
Due from affiliates	12,562	17,366	3,855	2,403	804
Other	15,607	22,901	2,482	1,276	78

Total assets	1,183,938,123	1,648,273,581	309,722,557	166,413,886	14,181,128

LIABILITIES
Management fees payable	9,718	13,556	2,532	1,362	115
Service agreement fees payable	12,294	17,751	3,204	1,758	218
Distribution fees payable	22,951	32,888	4,782	2,548	167
Due to affiliates	8,363	11,953	1,897	982	—
Payable for securities transactions	1,094,532	239,999	33,989	—	42,262
Payable for Fund shares redeemed	2,014,233	2,614,195	344,167	242,363	—
Accrued expenses and other payables	91,660	122,513	32,122	20,033	6,493

Total liabilities	3,253,751	3,052,855	422,693	269,046	49,255

NET ASSETS	$1,180,684,372	$1,645,220,726	$309,299,864	$166,144,840	$14,131,873

NET ASSETS CONSIST OF:
Paid-in-capital	$1,127,210,768	$1,562,330,984	$299,783,527	$162,772,016	$15,246,065
Undistributed net investment income (loss)	2,405,290	3,023,219	477,072	263,962	18,321
Accumulated net realized gain (loss) on total investments	11,492,379	14,393,863	607,304	(513,912)	(128,483)
Net unrealized appreciation (depreciation) on total investments	39,575,935	65,472,660	8,431,961	3,622,774	(1,004,030)

NET ASSETS	$1,180,684,372	$1,645,220,726	$309,299,864	$166,144,840	$14,131,873

RETIREMENT CLASS:
Net assets	$594,181,036	$857,435,066	$155,416,599	$85,177,802	$10,725,413
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	57,041,331	81,095,589	19,183,205	10,556,230	1,193,671

Net asset value per share	$10.42	$10.57	$8.10	$8.07	$8.99

INSTITUTIONAL CLASS:
Net assets	$406,000,892	$526,001,147	$115,021,134	$59,624,010	$2,071,897
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	47,131,201	60,814,758	14,127,139	7,353,665	230,321

Net asset value per share	$8.61	$8.65	$8.14	$8.11	$9.00

PREMIER CLASS:
Net assets	$180,502,444	$261,784,513	$38,862,131	$21,343,028	$1,334,563
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	20,989,529	30,325,185	4,784,505	2,636,818	148,469

Net asset value per share	$8.60	$8.63	$8.12	$8.09	$8.99

* Affiliated investments, cost	$1,135,112,231	$1,571,822,930	$298,072,713	$161,102,378	$14,935,552

50 2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report 51

Statements of operations

TIAA-CREF Lifecycle Funds ▪ For the year ended May 31, 2012

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$3,746,417	$20,223,141	$26,991,820	$32,134,309	$29,342,900	$26,674,369

Total income	3,746,417	20,223,141	26,991,820	32,134,309	29,342,900	26,674,369

EXPENSES
Management fees	124,953	688,228	938,838	1,148,632	1,084,784	1,038,197
Distribution fees — Retirement Class	30,771	220,045	290,245	353,420	332,389	308,026
Distribution fees — Retail	59,667	—	—	—	—	—
Distribution fees — Premier Class	12,024	113,377	165,752	209,470	201,905	203,789
Fund administration fees	8,058	43,299	59,323	72,828	68,647	65,759
Custody and accounting fees	14,644	11,422	11,422	11,422	11,418	11,385
Audit fees	20,736	20,731	20,910	20,972	20,976	20,907
Legal fees	1,797	10,121	13,816	16,895	16,010	15,462
Shareholder reports	24,540	41,910	55,168	73,139	71,419	69,628
Shareholder servicing — Retirement Class	154,268	1,101,230	1,452,461	1,768,494	1,663,259	1,541,407
Shareholder servicing — Institutional Class	260	589	679	733	694	646
Shareholder servicing — Retail Class	11,791	—	—	—	—	—
Shareholder servicing — Premier Class	203	273	304	339	362	335
Trustee fees and expenses	1,260	6,925	9,434	11,527	10,869	10,402
Compliance fees	3,648	19,896	27,242	33,425	31,519	30,189
Interest expense	331	720	945	994	758	534
Registration fees	62,365	62,706	67,363	67,622	69,394	67,905
Other expenses	13,874	26,887	39,457	52,249	51,375	48,628

Total expenses	545,190	2,368,359	3,153,359	3,842,161	3,635,778	3,433,199
Less: Expenses reimbursed by the investment adviser	(153,282)	(245,749)	(306,722)	(363,054)	(354,368)	(342,787)
Fee waiver by investment adviser and TPIS	(155,724)	(908,273)	(1,229,083)	(1,502,052)	(1,417,174)	(1,346,224)

Net expenses	236,184	1,214,337	1,617,554	1,977,055	1,864,236	1,744,188

Net investment income (loss)	3,510,233	19,008,804	25,374,266	30,157,254	27,478,664	24,930,181

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS:
Realized gain (loss) from sale of affiliated investments	(541,678)	6,697,105	18,273,037	16,032,482	12,330,351	10,441,702
Realized gain distributions from affiliated investments	1,300,830	7,597,509	10,733,029	13,482,885	12,933,881	12,632,760
Realized gain (loss) from sale of unaffiliated investments	(4,745)	—	—	—	—	—

Net realized gain (loss) from investments	754,407	14,294,614	29,006,066	29,515,367	25,264,232	23,074,462

Net change in unrealized appreciation (depreciation) from affiliated investments	(2,910,287)	(33,698,447)	(64,483,150)	(85,724,495)	(92,201,087)	(98,850,006)

Net realized and unrealized gain (loss) from investments	(2,155,880)	(19,403,833)	(35,477,084)	(56,209,128)	(66,936,855)	(75,775,544)

Net increase (decrease) in net assets from operations	$1,354,353	$(395,029)	$(10,102,818)	$(26,051,874)	$(39,458,191)	$(50,845,363)

52 2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report 53

Statements of operations	concluded

TIAA-CREF Lifecycle Funds ▪ For the year ended May 31, 2012

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$24,813,476	$34,724,693	$5,493,010	$2,913,056	$243,872

Total income	24,813,476	34,724,693	5,493,010	2,913,056	243,872

EXPENSES
Management fees	1,033,170	1,473,687	234,227	124,744	10,727
Distribution fees — Retirement Class	305,292	451,685	67,932	36,778	4,181
Distribution fees — Premier Class	202,510	282,814	37,297	19,153	1,575
Fund administration fees	65,465	93,323	14,942	7,962	599
Custody and accounting fees	11,385	11,271	11,343	11,327	9,525
Audit fees	20,909	21,020	20,923	20,825	21,741
Legal fees	15,463	22,365	3,177	1,652	2,766
Shareholder reports	71,378	108,659	38,735	30,115	19,405
Shareholder servicing — Retirement Class	1,527,789	2,260,136	340,205	184,425	21,156
Shareholder servicing — Institutional Class	641	741	394	392	236
Shareholder servicing — Premier Class	383	392	205	219	211
Trustee fees and expenses	10,344	14,786	2,329	1,236	113
Compliance fees	30,039	42,818	6,870	3,685	275
Interest expense	380	182	73	50	16
Registration fees	68,207	72,567	55,340	49,403	43,020
Other expenses	50,608	62,390	26,345	18,481	10,259

Total expenses	3,413,963	4,918,836	860,337	510,447	145,805
Less: Expenses reimbursed by the investment adviser	(346,410)	(452,160)	(181,200)	(145,864)	(108,365)
Fee waiver by investment adviser and TPIS	(1,338,462)	(1,925,372)	(302,159)	(161,522)	(14,908)

Net expenses	1,729,091	2,541,304	376,978	203,061	22,532

Net investment income (loss)	23,084,385	32,183,389	5,116,032	2,709,995	221,340

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS:
Realized gain (loss) from sale of affiliated investments	9,516,756	16,294,469	(644,614)	(336,181)	(262,362)
Realized gain distributions from affiliated investments	12,783,929	18,322,645	2,903,912	1,537,658	127,273
Realized gain (loss) from sale of unaffiliated investments	—	—	(35,821)	(22,388)	12,145

Net realized gain (loss) from investments	22,300,685	34,617,114	2,223,477	1,179,089	(122,944)

Net change in unrealized appreciation (depreciation) from affiliated investments	(110,826,422)	(165,626,347)	(20,650,831)	(10,951,664)	(848,928)

Net realized and unrealized gain (loss) from investments	(88,525,737)	(131,009,233)	(18,427,354)	(9,772,575)	(971,872)

Net increase (decrease) in net assets from operations	$(65,441,352)	$(98,825,844)	$(13,311,322)	$(7,062,580)	$(750,532)

54 2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report 55

Statements of changes in net assets

TIAA-CREF Lifecycle Funds ▪ For the period or year ended

		Lifecycle Retirement Income Fund			Lifecycle 2010 Fund			Lifecycle 2015 Fund

		For the year ended May 31, 2012	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the year ended May 31, 2012	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the year ended May 31, 2012	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010

OPERATIONS
Net investment income (loss)		$3,510,233	$1,652,173	$1,062,941	$19,008,804	$12,022,437	$9,906,125	$25,374,266	$15,411,604	$11,108,485
Net realized gain (loss) on total investments		754,407	159,555	(339,209)	14,294,614	11,464,610	10,977,373	29,006,066	12,233,146	12,538,225
Net change in unrealized appreciation (depreciation) from affiliated investments		(2,910,287)	5,404,661	3,727,848	(33,698,447)	35,673,255	21,661,618	(64,483,150)	57,665,959	28,568,593

Net increase (decrease) in net assets from operations		1,354,353	7,216,389	4,451,580	(395,029)	59,160,302	42,545,116	(10,102,818)	85,310,709	52,215,303

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(1,628,974)	(780,826)	(579,122)	(10,540,885)	(11,146,960)	(8,398,807)	(13,401,923)	(13,323,493)	(9,076,969)
	Institutional Class	(833,270)	(257,131)	(192,757)	(5,754,171)	(1,794,811)	(493,693)	(7,907,325)	(2,437,056)	(521,574)
	Retail Class	(765,340)	(367,141)	(278,993)	–	–	–	–	–	–
	Premier Class	(230,444)	(40,267)	(10,791)	(2,578,867)	(1,220,920)	(6,159)	(3,521,331)	(1,511,699)	(5,837)
From realized gains:	Retirement Class	–	–	–	–	–	–	(10,401,875)	–	–
	Institutional Class	–	–	–	–	–	–	(5,523,589)	–	–
	Premier Class	–	–	–	–	–	–	(2,539,708)	–	–

Total distributions		(3,458,028)	(1,445,365)	(1,061,663)	(18,873,923)	(14,162,691)	(8,898,659)	(43,295,751)	(17,272,248)	(9,604,380)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	35,013,769	23,085,115	30,762,339	98,305,354	66,701,695	121,741,530	133,928,721	107,622,186	161,829,502
	Institutional Class	20,195,703	9,263,014	6,563,399	135,823,141	64,265,226	22,450,783	191,006,657	96,071,602	32,436,788
	Retail Class	13,253,627	10,076,504	8,618,161	–	–	–	–	–	–
	Premier Class	8,502,470	3,897,434	1,175,494	64,767,847	37,410,219	27,541,461	110,778,570	45,433,996	31,004,840
Reinvestments of distributions:	Retirement Class	1,628,974	780,826	579,122	10,540,885	11,146,960	8,398,807	23,803,798	13,323,493	9,076,969
	Institutional Class	833,270	257,131	192,757	5,754,171	1,794,811	493,693	13,430,914	2,437,056	521,574
	Retail Class	731,993	346,593	265,338	–	–	–	–	–	–
	Premier Class	230,444	40,267	10,791	2,578,867	1,220,920	6,159	6,061,039	1,511,699	5,837
Redemptions:	Retirement Class	(20,487,005)	(9,466,562)	(12,978,478)	(160,085,280)	(86,586,181)	(86,724,666)	(207,866,181)	(96,186,314)	(85,501,135)
	Institutional Class	(8,965,769)	(1,044,022)	(1,764,363)	(13,510,255)	(6,461,146)	(4,368,014)	(11,122,490)	(5,015,400)	(4,050,027)
	Retail Class	(8,910,350)	(1,735,106)	(1,525,816)	–	–	–	–	–	–
	Premier Class	(3,867,445)	(1,176,583)	(38,638)	(18,611,806)	(18,179,169)	(1,953,285)	(23,172,070)	(20,070,973)	(864,807)

Net increase (decrease) from shareholder transactions		38,159,681	34,324,611	31,860,106	125,562,924	71,313,335	87,586,468	236,848,958	145,127,345	144,459,541

Net increase (decrease) in net assets		36,056,006	40,095,635	35,250,023	106,293,972	116,310,946	121,232,925	183,450,389	213,165,806	187,070,464
NET ASSETS
Beginning of period		108,993,451	68,897,816	33,647,793	651,060,592	534,749,646	413,516,721	875,296,719	662,130,913	475,060,449

End of period		$145,049,457	$108,993,451	$68,897,816	$757,354,564	$651,060,592	$534,749,646	$1,058,747,108	$875,296,719	$662,130,913

Undistributed net investment income (loss) included in net assets		$260,381	$208,176	$1,368	$6,365,017	$6,230,136	$8,370,390	$5,784,997	$5,241,310	$7,101,954

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	3,547,411	2,362,880	3,389,346	8,800,382	5,966,217	11,880,390	12,130,145	9,594,962	15,929,735
	Institutional Class	2,053,130	940,694	724,314	13,602,282	6,394,151	2,461,442	19,595,859	9,680,010	3,637,478
	Retail Class	1,338,990	1,030,276	949,443	–	–	–	–	–	–
	Premier Class	870,411	396,678	128,835	6,561,138	3,735,786	3,007,872	11,507,539	4,609,378	3,459,518
Shares reinvested:	Retirement Class	169,839	81,197	63,802	982,375	1,019,850	833,215	2,282,244	1,217,870	908,606
	Institutional Class	86,823	26,704	21,198	608,264	185,414	55,100	1,484,079	254,922	59,540
	Retail Class	76,315	35,997	29,219	–	–	–	–	–	–
	Premier Class	24,037	4,176	1,174	272,896	126,258	687	671,956	158,293	666
Shares redeemed:	Retirement Class	(2,110,016)	(965,637)	(1,431,399)	(14,284,393)	(7,699,685)	(8,450,401)	(18,654,567)	(8,549,669)	(8,368,807)
	Institutional Class	(912,770)	(106,531)	(194,709)	(1,353,755)	(647,410)	(472,762)	(1,146,554)	(501,628)	(454,493)
	Retail Class	(905,827)	(177,040)	(167,977)	–	–	–	–	–	–
	Premier Class	(387,358)	(119,650)	(4,172)	(1,854,398)	(1,774,511)	(209,303)	(2,368,718)	(1,966,237)	(96,001)

Net increase (decrease) from shareholder transactions		3,850,985	3,509,744	3,509,074	13,334,791	7,306,070	9,106,240	25,501,983	14,497,901	15,076,242

56	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	57

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds ▪ For the period or year ended

		Lifecycle 2020 Fund			Lifecycle 2025 Fund			Lifecycle 2030 Fund

		For the year ended May 31, 2012	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the year ended May 31, 2012	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the year ended May 31, 2012	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010

OPERATIONS
Net investment income (loss)		$30,157,254	$17,827,054	$11,233,012	$27,478,664	$16,830,475	$9,796,661	$24,930,181	$15,566,428	$8,368,084
Net realized gain (loss) on total investments		29,515,367	11,321,963	15,081,518	25,264,232	11,505,873	14,333,708	23,074,462	11,194,659	10,994,001
Net change in unrealized appreciation (depreciation) from affiliated investments		(85,724,495)	81,987,217	31,848,229	(92,201,087)	86,893,624	31,119,159	(98,850,006)	93,958,798	33,363,134

Net increase (decrease) in net assets from operations		(26,051,874)	111,136,234	58,162,759	(39,458,191)	115,229,972	55,249,528	(50,845,363)	120,719,885	52,725,219

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(15,561,931)	(14,697,532)	(9,068,351)	(13,939,586)	(13,407,375)	(8,004,931)	(11,959,762)	(12,017,345)	(7,099,261)
	Institutional Class	(9,247,446)	(2,596,370)	(447,934)	(8,449,357)	(2,429,636)	(453,019)	(8,054,032)	(2,343,331)	(371,105)
	Premier Class	(4,361,859)	(1,904,790)	(5,501)	(4,067,922)	(1,897,614)	(5,265)	(3,897,367)	(1,756,179)	(4,994)
From realized gains:	Retirement Class	(10,544,311)	(238,521)	–	(8,462,047)	–	–	(5,971,309)	–	–
	Institutional Class	(5,621,407)	(38,059)	–	(4,576,445)	–	–	(3,548,783)	–	–
	Premier Class	(2,742,191)	(28,419)	–	(2,282,374)	–	–	(1,781,385)	–	–

Total distributions		(48,079,145)	(19,503,691)	(9,521,786)	(41,777,731)	(17,734,625)	(8,463,215)	(35,212,638)	(16,116,855)	(7,475,360)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	183,215,882	146,881,421	230,529,925	172,570,290	132,982,757	216,041,278	147,442,347	123,780,396	212,969,733
	Institutional Class	252,411,496	114,699,424	34,080,190	249,029,428	106,491,250	31,993,277	253,227,921	109,341,166	28,821,581
	Premier Class	137,991,398	65,606,987	36,753,603	130,546,370	65,020,056	34,883,543	128,942,310	65,226,559	30,952,458
Reinvestments of distributions:	Retirement Class	26,106,242	14,936,053	9,068,351	22,401,633	13,407,375	8,004,931	17,931,071	12,017,345	7,099,261
	Institutional Class	14,868,853	2,634,429	447,934	13,025,802	2,429,636	453,019	11,602,815	2,343,331	371,105
	Premier Class	7,104,050	1,933,209	5,501	6,350,296	1,897,614	5,265	5,678,752	1,756,179	4,994
Redemptions:	Retirement Class	(243,406,656)	(114,128,321)	(90,925,395)	(225,503,454)	(107,049,688)	(82,723,004)	(225,872,361)	(111,082,221)	(83,125,752)
	Institutional Class	(4,965,038)	(2,406,174)	(3,322,228)	(4,950,363)	(3,523,113)	(2,078,667)	(2,486,673)	(1,813,731)	(1,525,370)
	Premier Class	(32,824,308)	(27,747,381)	(571,074)	(32,705,438)	(26,103,294)	(649,268)	(31,877,502)	(23,368,443)	(243,899)

Net increase (decrease) from shareholder transactions		340,501,919	202,409,647	216,066,807	330,764,564	185,552,593	205,930,374	304,588,680	178,200,581	195,324,111

Net increase (decrease) in net assets		266,370,900	294,042,190	264,707,780	249,528,642	283,047,940	252,716,687	218,530,679	282,803,611	240,573,970
NET ASSETS
Beginning of period		1,055,694,296	761,652,106	496,944,326	1,000,745,744	717,697,804	464,981,117	968,211,641	685,408,030	444,834,060

End of period		$1,322,065,196	$1,055,694,296	$761,652,106	$1,250,274,386	$1,000,745,744	$717,697,804	$1,186,742,320	$968,211,641	$685,408,030

Undistributed net investment income (loss) included in net assets		$6,604,469	$5,618,451	$6,990,089	$5,621,734	$4,599,935	$5,504,085	$3,966,810	$2,947,790	$3,498,217

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	16,788,019	13,188,904	23,083,553	16,062,600	12,080,790	22,131,481	13,982,668	11,406,800	22,378,576
	Institutional Class	26,681,080	11,862,336	3,967,873	26,909,723	11,221,142	3,844,452	28,183,090	11,865,964	3,588,912
	Premier Class	14,777,427	6,841,267	4,265,047	14,343,110	6,942,161	4,174,392	14,637,292	7,164,457	3,854,010
Shares reinvested:	Retirement Class	2,544,468	1,377,865	923,457	2,231,238	1,253,026	832,979	1,824,117	1,139,085	755,241
	Institutional Class	1,701,242	282,968	52,947	1,534,252	266,408	55,112	1,413,254	263,889	46,739
	Premier Class	813,752	207,872	650	749,740	208,529	641	693,376	198,214	630
Shares redeemed:	Retirement Class	(22,184,423)	(10,267,390)	(9,087,598)	(20,881,160)	(9,761,495)	(8,438,788)	(21,312,281)	(10,314,578)	(8,704,695)
	Institutional Class	(528,787)	(246,978)	(385,709)	(536,890)	(379,110)	(246,151)	(277,742)	(196,821)	(187,423)
	Premier Class	(3,409,327)	(2,773,247)	(65,921)	(3,464,308)	(2,650,756)	(77,115)	(3,455,143)	(2,416,451)	(29,856)

Net increase (decrease) from shareholder transactions		37,183,451	20,473,597	22,754,299	36,948,305	19,180,695	22,277,003	35,688,631	19,110,559	21,702,134

58	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	59

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds ▪ For the period or year ended

		Lifecycle 2035 Fund			Lifecycle 2040 Fund			Lifecycle 2045 Fund

		For the year ended May 31, 2012	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the year ended May 31, 2012	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the year ended May 31, 2012	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010

OPERATIONS
Net investment income (loss)		$23,084,385	$14,795,006	$7,351,442	$32,183,389	$21,680,002	$11,068,355	$5,116,032	$2,224,775	$711,089
Net realized gain (loss) on total investments		22,300,685	12,993,978	9,612,312	34,617,114	20,129,239	9,297,640	2,223,477	(27,643)	(952,035)
Net change in unrealized appreciation (depreciation) from affiliated investments		(110,826,422)	102,147,729	35,134,870	(165,626,347)	150,541,437	57,162,386	(20,650,831)	18,599,270	6,377,773

Net increase (decrease) in net assets from operations		(65,441,352)	129,936,713	52,098,624	(98,825,844)	192,350,678	77,528,381	(13,311,322)	20,796,402	6,136,827

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(10,889,852)	(11,214,775)	(6,589,326)	(15,923,080)	(16,956,996)	(9,965,342)	(2,646,968)	(1,734,458)	(535,851)
	Institutional Class	(7,620,062)	(2,248,116)	(321,241)	(10,235,595)	(3,141,235)	(489,463)	(1,639,791)	(333,309)	(40,882)
	Premier Class	(3,649,649)	(1,703,924)	(4,740)	(5,087,677)	(2,347,469)	(4,830)	(563,744)	(144,476)	(3,698)
From realized gains:	Retirement Class	(5,598,558)	—	—	(9,360,538)	—	—	—	—	—
	Institutional Class	(3,418,745)	—	—	(5,237,788)	—	—	—	—	—
	Premier Class	(1,702,615)	—	—	(2,706,661)	—	—	—	—	—

Total distributions		(32,879,481)	(15,166,815)	(6,915,307)	(48,551,339)	(22,445,700)	(10,459,635)	(4,850,503)	(2,212,243)	(580,431)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	140,750,898	120,282,502	214,442,981	179,170,785	163,796,374	300,480,230	68,675,874	46,624,769	59,740,615
	Institutional Class	251,773,557	114,871,750	26,952,326	324,380,919	142,594,925	36,567,437	81,594,824	28,833,936	6,091,185
	Premier Class	128,736,408	65,185,360	35,359,710	180,968,542	89,478,257	47,847,282	32,981,480	11,558,755	2,635,264
Reinvestments of distributions:	Retirement Class	16,488,410	11,214,775	6,589,326	25,283,618	16,956,996	9,965,342	2,646,968	1,734,458	535,851
	Institutional Class	11,038,807	2,248,116	321,241	15,473,383	3,141,235	489,463	1,639,791	333,309	40,882
	Premier Class	5,352,264	1,703,924	4,740	7,794,338	2,347,469	4,830	563,744	144,476	3,697
Redemptions:	Retirement Class	(213,022,093)	(107,679,708)	(84,741,064)	(315,459,397)	(145,240,590)	(117,268,520)	(34,375,053)	(17,505,430)	(11,553,218)
	Institutional Class	(3,153,581)	(1,059,804)	(1,545,895)	(2,417,323)	(1,336,878)	(1,374,542)	(2,250,474)	(346,526)	(633,651)
	Premier Class	(30,939,722)	(28,207,868)	(244,200)	(39,118,315)	(29,442,598)	(557,860)	(7,587,163)	(1,644,540)	(38,941)

Net increase (decrease) from shareholder transactions		307,024,948	178,559,047	197,139,165	376,076,550	242,295,190	276,153,662	143,889,991	69,733,207	56,821,684

Net increase (decrease) in net assets		208,704,115	293,328,945	242,322,482	228,699,367	412,200,168	343,222,408	125,728,166	88,317,366	62,378,080
NET ASSETS
Beginning of period		971,980,257	678,651,312	436,328,830	1,416,521,359	1,004,321,191	661,098,783	183,571,698	95,254,332	32,876,252

End of period		$1,180,684,372	$971,980,257	$678,651,312	$1,645,220,726	$1,416,521,359	$1,004,321,191	$309,299,864	$183,571,698	$95,254,332

Undistributed net investment income (loss) included in net assets		$2,405,290	$1,480,468	$1,852,277	$3,023,219	$2,086,182	$2,851,880	$477,072	$211,543	$199,011

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	13,313,896	11,006,545	22,658,387	16,674,624	14,721,199	31,180,406	8,368,736	5,512,169	8,147,563
	Institutional Class	28,351,590	12,532,390	3,413,510	36,299,025	15,469,988	4,577,505	9,793,772	3,369,296	827,776
	Premier Class	14,764,700	7,170,572	4,476,849	20,669,242	9,762,385	5,974,579	4,010,099	1,364,408	355,145
Shares reinvested:	Retirement Class	1,685,931	1,057,001	703,237	2,548,752	1,568,640	1,044,585	348,285	211,520	73,911
	Institutional Class	1,366,189	254,888	41,027	1,907,939	352,947	62,036	214,913	40,499	5,631
	Premier Class	663,230	193,189	605	962,264	264,057	612	73,982	17,576	509
Shares redeemed:	Retirement Class	(20,183,750)	(9,952,953)	(8,922,575)	(29,372,663)	(13,173,006)	(12,102,237)	(4,160,041)	(2,052,739)	(1,552,330)
	Institutional Class	(360,788)	(115,564)	(190,812)	(275,122)	(145,465)	(168,618)	(281,011)	(41,314)	(87,302)
	Premier Class	(3,369,763)	(2,911,679)	(30,433)	(4,252,906)	(3,016,376)	(70,682)	(883,970)	(182,828)	(5,333)

Net increase (decrease) from shareholder transactions		36,231,235	19,234,389	22,149,795	45,161,155	25,804,369	30,498,186	17,484,765	8,238,587	7,765,570

60 2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report 61

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Funds ▪ For the period or year ended

		Lifecycle 2050 Fund			Lifecycle 2055 Fund

		For the year ended May 31, 2012	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the year ended May 31, 2012	For the period April 29, 2011 to May 31, 2011

OPERATIONS
Net investment income (loss)		$2,709,995	$1,123,884	$348,643	$221,340	$2,292
Net realized gain (loss) on total investments		1,179,089	(12,771)	(534,707)	(122,944)	(1,233)
Net change in unrealized appreciation (depreciation) from affiliated investments		(10,951,664)	9,474,295	3,169,172	(848,928)	(155,102)

Net increase (decrease) in net assets from operations		(7,062,580)	10,585,408	2,983,108	(750,532)	(154,043)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(1,419,709)	(868,683)	(245,118)	(154,859)	—
	Institutional Class	(849,842)	(178,659)	(35,094)	(30,228)	—
	Premier Class	(279,170)	(67,918)	(3,877)	(20,573)	—
From realized gains:	Retirement Class	—	(340,851)	—	(3,286)	—
	Institutional Class	—	(64,043)	—	(597)	—
	Premier Class	—	(24,903)	—	(423)	—

Total distributions		(2,548,721)	(1,545,057)	(284,089)	(209,966)	—

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	41,194,084	26,997,237	31,042,641	5,088,988	8,000,000
	Institutional Class	43,850,921	12,620,937	4,259,586	1,893,562	1,000,000
	Premier Class	18,580,220	5,864,056	799,585	625,865	1,000,000
Reinvestments of distributions:	Retirement Class	1,419,709	1,209,534	245,118	158,145	—
	Institutional Class	849,842	242,701	35,094	30,825	—
	Premier Class	279,170	92,822	3,878	20,996	—
Redemptions:	Retirement Class	(20,796,893)	(6,683,691)	(7,275,701)	(1,628,816)	—
	Institutional Class	(1,973,695)	(153,235)	(625,679)	(732,154)	—
	Premier Class	(3,678,419)	(644,275)	(4,586)	(210,997)	—

Net increase (decrease) from shareholder transactions		79,724,939	39,546,086	28,479,936	5,246,414	10,000,000

Net increase (decrease) in net assets		70,113,638	48,586,437	31,178,955	4,285,916	9,845,957
NET ASSETS
Beginning of period		96,031,202	47,444,765	16,265,810	9,845,957	—

End of period		$166,144,840	$96,031,202	$47,444,765	$14,131,873	$9,845,957

Undistributed net investment income (loss) included in net assets		$263,962	$102,688	$98,626	$18,321	$2,421

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	5,035,871	3,200,666	4,222,654	556,918	800,000
	Institutional Class	5,282,908	1,475,692	575,981	206,937	100,000
	Premier Class	2,258,806	695,547	107,434	68,410	100,000
Shares reinvested:	Retirement Class	187,544	148,227	33,763	18,760	—
	Institutional Class	111,821	29,634	4,821	3,657	—
	Premier Class	36,781	11,333	533	2,491	—
Shares redeemed:	Retirement Class	(2,511,196)	(788,107)	(983,928)	(182,007)	—
	Institutional Class	(250,860)	(18,196)	(85,661)	(80,273)	—
	Premier Class	(435,670)	(72,124)	(641)	(22,432)	—

Net increase (decrease) from shareholder transactions		9,716,005	4,682,672	3,874,956	572,461	1,000,000

62 2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report 63

Financial highlights

Lifecycle Retirement Income Fund ▪ For the period or year ended

	Retirement Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	**

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.06	$9.41		$8.84	$8.65	$10.00

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.26	0.18		0.18	0.21	0.31
Net realized and unrealized gain
(loss) on total investments	(0.17)	0.64		0.58	0.19	(1.34)

Total gain (loss) from
investment operations	0.09	0.82		0.76	0.40	(1.03)

Less distributions from:
Net investment income	(0.27)	(0.17)		(0.19)	(0.21)	(0.32)
Net realized gains	–	–		–	–	–

Total distributions	(0.27)	(0.17)		(0.19)	(0.21)	(0.32)

Net asset value, end of period	$9.88	$10.06		$9.41	$8.84	$8.65

TOTAL RETURN	1.01%	8.78	%(b)	8.65%	4.86%	(10.49	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$72,109	$57,288		$39,682	$19,384	$4,800
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	0.52%	0.53	%(c)	0.70%	1.01%	1.79	%(c)
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.25%	0.25	%(c)	0.25%	0.25%	0.25	%(c)
Ratio of net investment income
to average net assets	2.69%	2.80	%(c)	2.04%	2.59%	4.00	%(c)
Portfolio turnover rate	13%	7	%(b)	33%	38%	26	%(b)

64	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	continued

Lifecycle Retirement Income Fund ▪ For the period or year ended

	Institutional Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	**

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.08	$9.43		$8.85	$8.65	$10.00

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.31	0.20		0.21	0.23	0.34
Net realized and unrealized gain
(loss) on total investments	(0.19)	0.63		0.58	0.19	(1.36)

Total gain (loss) from
investment operations	0.12	0.83		0.79	0.42	(1.02)

Less distributions from:
Net investment income	(0.30)	(0.18)		(0.21)	(0.22)	(0.33)
Net realized gains	–	–		–	–	–

Total distributions	(0.30)	(0.18)		(0.21)	(0.22)	(0.33)

Net asset value, end of period	$9.90	$10.08		$9.43	$8.85	$8.65

TOTAL RETURN	1.27%	8.89	%(b)	9.01%	5.19%	(10.37	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$32,323	$20,560		$11,111	$5,554	$2,691
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	0.22%	0.23	%(c)	0.41%	0.73%	1.49	%(c)
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.00%	0.00	%(c)	0.00%	0.00%	0.00	%(c)
Ratio of net investment income
to average net assets	3.13%	3.02	%(c)	2.27%	2.86%	4.30	%(c)
Portfolio turnover rate	13%	7	%(b)	33%	38%	26	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	65

Financial highlights	continued

Lifecycle Retirement Income Fund ▪ For the period or year ended

	Retail Class

	5/31/12	5/31/11†		9/30/10	9/30/09	9/30/08**

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.07	$9.42		$8.85	$8.65	$10.00

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.27	0.19		0.19	0.23	0.32
Net realized and unrealized gain
(loss) on total investments	(0.18)	0.63		0.58	0.19	(1.34)

Total gain (loss) from
investment operations	0.09	0.82		0.77	0.42	(1.02)

Less distributions from:
Net investment income	(0.27)	(0.17)		(0.20)	(0.22)	(0.33)
Net realized gains	–	–		–	–	–

Total distributions	(0.27)	(0.17)		(0.20)	(0.22)	(0.33)

Net asset value, end of period	$9.89	$10.07		$9.42	$8.85	$8.65

TOTAL RETURN	1.03%	8.82	%(b)	8.76%	5.16%	(10.37	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$31,296	$26,758		$16,652	$8,460	$6,171
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	0.47%	0.39	%(c)	0.55%	0.97%	1.72	%(c)
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.25%	0.16	%(c)	0.15%	0.05%	0.00	%(c)
Ratio of net investment income
to average net assets	2.72%	2.89	%(c)	2.14%	2.92%	4.09	%(c)
Portfolio turnover rate	13%	7	%(b)	33%	38%	26	%(b)

66	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle Retirement Income Fund ▪ For the period or year ended

	Premier Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.08	$9.43		$8.85	$8.85

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.29	0.18		0.17	0.00	(d)
Net realized and unrealized gain
(loss) on total investments	(0.20)	0.64		0.61	–

Total gain from investment
operations	0.09	0.82		0.78	0.00	(d)

Less distributions from:
Net investment income	(0.28)	(0.17)		(0.20)	–
Net realized gains	–	–		–	–

Total distributions	(0.28)	(0.17)		(0.20)	–

Net asset value, end of period	$9.89	$10.08		$9.43	$8.85

TOTAL RETURN	1.03%	8.82	%(b)	8.86%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$9,322	$4,387		$1,453	$250
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	0.37%	0.39	%(c)	0.58%	220.71	%(c)
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income
to average net assets	2.95%	2.68	%(c)	1.91%	0.00	%(c)
Portfolio turnover rate	13%	7	%(b)	33%	38	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.39%, 0.38% and 0.38%, respectively.

**	The Fund commenced operations on November 30, 2007.
§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	67

Financial highlights

Lifecycle 2010 Fund ▪ For the period or year ended

	Retirement Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.61	$10.76		$10.05	$10.06	$12.04	$10.99

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.30	0.22		0.21	0.24	0.37	0.34
Net realized and unrealized gain (loss) on total investments	(0.36)	0.89		0.70	0.05	(1.95)	0.98

Total gain (loss) from investment operations	(0.06)	1.11		0.91	0.29	(1.58)	1.32

Less distributions from:
Net investment income	(0.29)	(0.26)		(0.20)	(0.21)	(0.34)	(0.24)
Net realized gains	—	—		—	(0.09)	(0.06)	(0.03)

Total distributions	(0.29)	(0.26)		(0.20)	(0.30)	(0.40)	(0.27)

Net asset value, end of period	$11.26	$11.61		$10.76	$10.05	$10.06	$12.04

TOTAL RETURN	(0.40)%	10.51	%(b)	9.23%	3.36%	(13.59)%	12.21%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$432,315	$498,029		$469,156	$395,514	$351,907	$255,875
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.44%	0.45	%(c)	0.46%	0.51%	0.46%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25	%(c)	0.25%	0.25%	0.25%	0.26%
Ratio of net investment income to average net assets	2.66%	2.99	%(c)	2.07%	2.76%	3.27%	2.93%
Portfolio turnover rate	13%	8	%(b)	24%	60%	26%	12%

68	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	continued

Lifecycle 2010 Fund ▪ For the period or year ended

	Institutional Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.30	$ 9.58		$8.97	$9.02	$10.83	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.30	0.21		0.20	0.23	0.32	0.22
Net realized and unrealized gain (loss) on total investments	(0.34)	0.80		0.63	0.05	(1.71)	0.61

Total gain (loss) from investment operations	(0.04)	1.01		0.83	0.28	(1.39)	0.83

Less distributions from:
Net investment income	(0.32)	(0.29)		(0.22)	(0.24)	(0.36)	—
Net realized gains	—	—		—	(0.09)	(0.06)	—

Total distributions	(0.32)	(0.29)		(0.22)	(0.33)	(0.42)	—

Net asset value, end of period	$ 9.94	$10.30		$ 9.58	$8.97	$9.02	$10.83

TOTAL RETURN	(0.23)%	10.76	%(b)	9.48%	3.63%	(13.37)%	8.30	%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$226,848	$102,505		$38,539	$17,753	$9,649	$3,735
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.14%	0.15	%(c)	0.16%	0.21%	0.17%	0.31	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	2.99%	3.13	%(c)	2.20%	2.90%	3.24%	3.04	%(c)
Portfolio turnover rate	13%	8	%(b)	24%	60%	26%	12%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	69

Financial highlights	concluded

Lifecycle 2010 Fund ▪ For the period or year ended

	Premier Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.28	$9.57		$8.97	$8.97

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.28	0.21		0.14	0.00	(d)
Net realized and unrealized gain
(loss) on total investments	(0.33)	0.79		0.68	—

Total gain (loss) from
investment operations	(0.05)	1.00		0.82	0.00	(d)

Less distributions from:
Net investment income	(0.31)	(0.29)		(0.22)	—
Net realized gains	—	—		—	—

Total distributions	(0.31)	(0.29)		(0.22)	—

Net asset value, end of period	$9.92	$10.28		$9.57	$8.97

TOTAL RETURN	(0.34)%	10.61	%(b)	9.32%	0.00	%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$98,192	$50,526		$27,054	$250
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	0.29%	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income
to average net assets	2.84%	3.15	%(c)	1.50%	0.00	%(c)
Portfolio turnover rate	13%	8	%(b)	24%	60%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.41%, 0.39% and 0.40%, respectively.

§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007.

70	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights

Lifecycle 2015 Fund ▪ For the period or year ended

	Retirement Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$11.67	$10.67		$9.94	$9.99	$12.26	$11.06

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.29	0.22		0.20	0.22	0.35	0.32
Net realized and unrealized gain
(loss) on total investments	(0.50)	1.03		0.72	(0.02)	(2.23)	1.16

Total gain (loss) from investment
operations	(0.21)	1.25		0.92	0.20	(1.88)	1.48

Less distributions from:
Net investment income	(0.27)	(0.25)		(0.19)	(0.21)	(0.32)	(0.26)
Net realized gains	(0.21)	—		—	(0.04)	(0.07)	(0.02)

Total distributions	(0.48)	(0.25)		(0.19)	(0.25)	(0.39)	(0.28)

Net asset value, end of period	$10.98	$11.67		$10.67	$9.94	$9.99	$12.26

TOTAL RETURN	(1.55)%	11.87	%(b)	9.36%	2.49%	(15.83)%	13.60%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$575,517	$661,257		$580,270	$456,392	$295,996	$201,246
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	0.43%	0.45	%(c)	0.46%	0.51%	0.47%	0.49%
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.25%	0.25	%(c)	0.25%	0.25%	0.25%	0.26%
Ratio of net investment income
to average net assets	2.60%	2.94	%(c)	1.96%	2.57%	3.08%	2.74%
Portfolio turnover rate	11%	5	%(b)	19%	34%	22%	15%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	71

Financial highlights	continued

Lifecycle 2015 Fund ▪ For the period or year ended

	Institutional Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.21	$9.37		$8.75	$8.84	$10.88	$10.00

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.28	0.20		0.18	0.20	0.33	0.18
Net realized and unrealized gain
(loss) on total investments	(0.44)	0.92		0.65	(0.02)	(1.96)	0.70

Total gain (loss) from investment
operations	(0.16)	1.12		0.83	0.18	(1.63)	0.88

Less distributions from:
Net investment income	(0.30)	(0.28)		(0.21)	(0.23)	(0.34)	–
Net realized gains	(0.21)	–		–	(0.04)	(0.07)	–

Total distributions	(0.51)	(0.28)		(0.21)	(0.27)	(0.41)	–

Net asset value, end of period	$9.54	$10.21		$9.37	$8.75	$8.84	$10.88

TOTAL RETURN	(1.26)%	12.11	%(b)	9.62%	2.66%	(15.57)%	8.80	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$331,069	$150,938		$50,118	$18,419	$6,896	$3,525
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	0.13%	0.15	%(c)	0.16%	0.21%	0.17%	0.32	%(c)
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.00%	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income
to average net assets	2.93%	3.10	%(c)	2.03%	2.59%	3.36%	2.37	%(c)
Portfolio turnover rate	11%	5	%(b)	19%	34%	22%	15%

72	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle 2015 Fund ▪ For the period or year ended

	Premier Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$10.19	$9.36		$8.75	$8.75

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.26	0.21		0.12	0.00	(d)
Net realized and unrealized gain
(loss) on total investments	(0.44)	0.89		0.69	–

Total gain (loss) from investment
operations	(0.18)	1.10		0.81	0.00	(d)

Less distributions from:
Net investment income	(0.29)	(0.27)		(0.20)	–
Net realized gains	(0.21)	–		–	–

Total distributions	(0.50)	(0.27)		(0.20)	–

Net asset value, end of period	$9.51	$10.19		$9.36	$8.75

TOTAL RETURN	(1.46)%	11.96	%(b)	9.47%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$152,161	$63,101		$31,743	$250
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	0.28%	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income
to average net assets	2.71%	3.16	%(c)	1.36%	0.00	%(c)
Portfolio turnover rate	11%	5	%(b)	19%	34%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.42%, 0.41% and 0.41%, respectively.

§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	73

Financial highlights

Lifecycle 2020 Fund ▪ For the period or year ended

	Retirement Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$11.62	$10.47		$9.74	$9.87	$12.48	$11.18

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.28	0.21		0.18	0.20	0.32	0.29
Net realized and unrealized gain
(loss) on total investments	(0.64)	1.17		0.72	(0.11)	(2.52)	1.28

Total gain (loss) from investment
operations	(0.36)	1.38		0.90	0.09	(2.20)	1.57

Less distributions from:
Net investment income	(0.25)	(0.23)		(0.17)	(0.17)	(0.32)	(0.26)
Net realized gains	(0.17)	(0.00	)(d)	–	(0.05)	(0.09)	(0.01)

Total distributions	(0.42)	(0.23)		(0.17)	(0.22)	(0.41)	(0.27)

Net asset value, end of period	$10.84	$11.62		$10.47	$9.74	$9.87	$12.48

TOTAL RETURN	(2.85)%	13.43	%(b)	9.36%	1.40%	(18.21)%	14.23%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$711,358	$795,642		$672,342	$479,735	$277,700	$181,152
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	0.43%	0.45	%(c)	0.46%	0.51%	0.48%	0.50%
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.25%	0.25	%(c)	0.25%	0.25%	0.25%	0.26%
Ratio of net investment income
to average net assets	2.51%	2.88	%(c)	1.80%	2.41%	2.87%	2.42%
Portfolio turnover rate	8%	4	%(b)	16%	27%	20%	20%

74	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	continued

Lifecycle 2020 Fund ▪ For the period or year ended

	Institutional Class

	5/31/12	5/31/11	†	9/30/10		9/30/09	9/30/08	9/30/07	‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.99	$9.04		$8.43		$8.58	$10.89	$10.00

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.26	0.19		0.16		0.18	0.28	0.13
Net realized and unrealized gain
(loss) on total investments	(0.55)	1.02		0.64		(0.09)	(2.16)	0.76

Total gain (loss) from investment
operations	(0.29)	1.21		0.80		0.09	(1.88)	0.89

Less distributions from:
Net investment income	(0.28)	(0.26)		(0.19)		(0.19)	(0.34)	–
Net realized gains	(0.17)	(0.00	)(d)	(0.00	)(d)	(0.05)	(0.09)	–

Total distributions	(0.45)	(0.26)		(0.19)		(0.24)	(0.43)	–

Net asset value, end of period	$9.25	$9.99		$9.04		$8.43	$8.58	$10.89

TOTAL RETURN	(2.60)%	13.64	%(b)	9.63%		1.66%	(17.95)%	8.90	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$419,753	$175,206		$51,076		$16,959	$5,618	$1,472
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	0.13%	0.15	%(c)	0.16%		0.21%	0.19%	0.43	%(c)
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.00%	0.00	%(c)	0.00%		0.00%	0.00%	0.00	%(c)
Ratio of net investment income
to average net assets	2.84%	3.03	%(c)	1.86%		2.45%	2.91%	1.83	%(c)
Portfolio turnover rate	8%	4	%(b)	16%		27%	20%	20%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	75

Financial highlights	concluded

Lifecycle 2020 Fund ▪ For the period or year ended

	Premier Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.98	$9.04		$8.43	$8.43

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.25	0.20		0.10	0.00	(d)
Net realized and unrealized gain
(loss) on total investments	(0.56)	1.00		0.70	–

Total gain (loss) from investment
operations	(0.31)	1.20		0.80	0.00	(d)

Less distributions from:
Net investment income	(0.27)	(0.26)		(0.19)	–
Net realized gains	(0.17)	0.00	(d)	–	–

Total distributions	(0.44)	(0.26)		(0.19)	–

Net asset value, end of period	$9.23	$9.98		$9.04	$8.43

TOTAL RETURN	(2.80)%	13.47	%(b)	9.59%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$190,954	$84,846		$38,234	$250
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	0.28%	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income
to average net assets	2.73%	3.09	%(c)	1.16%	0.00	%(c)
Portfolio turnover rate	8%	4	%(b)	16%	27%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.44%, 0.42% and 0.42%, respectively.

§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007.

76	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights

Lifecycle 2025 Fund ▪ For the period or year ended

	Retirement Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.52	$10.25		$ 9.51	$9.75	$12.62	$11.24

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.21		0.16	0.18	0.30	0.26
Net realized and unrealized gain (loss) on total investments	(0.76)	1.28		0.74	(0.21)	(2.78)	1.42

Total gain (loss) from investment operations	(0.50)	1.49		0.90	(0.03)	(2.48)	1.68

Less distributions from:
Net investment income	(0.24)	(0.22)		(0.16)	(0.15)	(0.31)	(0.28)
Net realized gains	(0.14)	–		–	(0.06)	(0.08)	(0.02)

Total distributions	(0.38)	(0.22)		(0.16)	(0.21)	(0.39)	(0.30)

Net asset value, end of period	$10.64	$11.52		$10.25	$9.51	$ 9.75	$12.62

TOTAL RETURN	(4.11)%	14.74	%(b)	9.55%	0.08%	(20.25)%	15.18%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$665,020	$750,162		$630,705	$447,297	$246,043	$143,559
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.43%	0.45	%(c)	0.46%	0.52%	0.49%	0.53%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25	%(c)	0.25%	0.25%	0.25%	0.26%
Ratio of net investment income to average net assets	2.41%	2.86	%(c)	1.67%	2.27%	2.64%	2.12%
Portfolio turnover rate	7%	4	%(b)	15%	22%	17%	25%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	77

Financial highlights	continued

Lifecycle 2025 Fund ▪ For the period or year ended

	Institutional Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.83	$8.78		$8.17	$8.41	$10.93	$10.00

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.25	0.19		0.14	0.16	0.26	0.11
Net realized and unrealized gain
(loss) on total investments	(0.67)	1.11		0.65	(0.17)	(2.37)	0.82

Total gain (loss) from investment
operations	(0.42)	1.30		0.79	(0.01)	(2.11)	0.93

Less distributions from:
Net investment income	(0.27)	(0.25)		(0.18)	(0.17)	(0.33)	—
Net realized gains	(0.14)	—		—	(0.06)	(0.08)	—

Total distributions	(0.41)	(0.25)		(0.18)	(0.23)	(0.41)	—

Net asset value, end of period	$9.00	$9.83		$8.78	$8.17	$8.41	$10.93

TOTAL RETURN	(4.00)%	15.01	%(b)	9.76%	0.37%	(20.04)%	9.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$403,396	$166,006		$50,809	$17,434	$5,096	$2,204
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	0.13%	0.15	%(c)	0.16%	0.22%	0.19%	0.38	%(c)
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.00%	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income
to average net assets	2.76%	3.02	%(c)	1.72%	2.21%	2.63%	1.45	%(c)
Portfolio turnover rate	7%	4	%(b)	15%	22%	17%	25%

78	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle 2025 Fund ▪ For the period or year ended

	Premier Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.80	$8.76		$8.17	$8.17

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.24	0.20		0.08	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.66)	1.08		0.68	—

Total gain (loss) from investment operations	(0.42)	1.28		0.76	0.00	(d)

Less distributions from:
Net investment income	(0.26)	(0.24)		(0.17)	—
Net realized gains	(0.14)	—		—	—

Total distributions	(0.40)	(0.24)		(0.17)	—

Net asset value, end of period	$8.98	$9.80		$8.76	$8.17

TOTAL RETURN	(4.01)%	14.88	%(b)	9.47%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$181,859	$84,577		$36,184	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.28%	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	2.65%	3.13	%(c)	0.97%	0.00	%(c)
Portfolio turnover rate	7%	4	%(b)	15%	22%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.46%, 0.43% and 0.43%, respectively.

§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	79

Financial highlights

Lifecycle 2030 Fund ▪ For the period or year ended

	Retirement Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$11.40	$10.01		$9.28	$9.65	$12.81	$11.30

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.24	0.20		0.14	0.16	0.28	0.24
Net realized and unrealized gain
(loss) on total investments	(0.87)	1.40		0.73	(0.34)	(3.03)	1.55

Total gain (loss) from investment
operations	(0.63)	1.60		0.87	(0.18)	(2.75)	1.79

Less distributions from:
Net investment income	(0.22)	(0.21)		(0.14)	(0.15)	(0.32)	(0.26)
Net realized gains	(0.11)	—		—	(0.04)	(0.09)	(0.02)

Total distributions	(0.33)	(0.21)		(0.14)	(0.19)	(0.41)	(0.28)

Net asset value, end of period	$10.44	$11.40		$10.01	$9.28	$9.65	$12.81

TOTAL RETURN	(5.40)%	16.12	%(b)	9.51%	(1.41)%	(22.21)%	16.07%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$599,240	$717,292		$607,051	$429,188	$222,388	$128,768
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	0.43%	0.45	%(c)	0.46%	0.52%	0.50%	0.55%
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.25%	0.25	%(c)	0.25%	0.25%	0.25%	0.26%
Ratio of net investment income
to average net assets	2.27%	2.74	%(c)	1.50%	2.05%	2.43%	1.94%
Portfolio turnover rate	5%	4	%(b)	14%	18%	17%	29%

80	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	continued

Lifecycle 2030 Fund ▪ For the period or year ended

	Institutional Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.61	$8.47		$7.87	$8.22	$10.96	$10.00

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.23	0.18		0.12	0.14	0.26	0.02
Net realized and unrealized gain
(loss) on total investments	(0.75)	1.19		0.64	(0.28)	(2.58)	0.94

Total gain (loss) from investment
operations	(0.52)	1.37		0.76	(0.14)	(2.32)	0.96

Less distributions from:
Net investment income	(0.25)	(0.23)		(0.16)	(0.17)	(0.33)	–
Net realized gains	(0.11)	–		–	(0.04)	(0.09)	–

Total distributions	(0.36)	(0.23)		(0.16)	(0.21)	(0.42)	–

Net asset value, end of period	$8.73	$9.61		$8.47	$7.87	$8.22	$10.96

TOTAL RETURN	(5.25)%	16.41	%(b)	9.80%	(1.14)%	(21.99)%	9.60	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$407,473	$166,564		$45,757	$15,396	$4,003	$1,735
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	0.13%	0.15	%(c)	0.16%	0.22%	0.19%	0.46	%(c)
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.00%	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income
to average net assets	2.63%	2.90	%(c)	1.52%	2.11%	2.68%	0.33	%(c)
Portfolio turnover rate	5%	4	%(b)	14%	18%	17%	29%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	81

Financial highlights	concluded

Lifecycle 2030 Fund ▪ For the period or year ended

	Premier Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.58	$8.45		$7.87	$7.87

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.22	0.18		0.06	0.00	(d)
Net realized and unrealized gain
(loss) on total investments	(0.74)	1.18		0.68	—

Total gain (loss) from investment
operations	(0.52)	1.36		0.74	0.00	(d)

Less distributions from:
Net investment income	(0.24)	(0.23)		(0.16)	—
Net realized gains	(0.11)	—		—	—

Total distributions	(0.35)	(0.23)		(0.16)	—

Net asset value, end of period	$8.71	$9.58		$8.45	$7.87

TOTAL RETURN	(5.26)%	16.28	%(b)	9.50%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$180,029	$84,355		$32,600	$250
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	0.28%	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income
to average net assets	2.53%	3.02	%(c)	0.75%	0.00	%(c)
Portfolio turnover rate	5%	4	%(b)	14%	18%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.47%, 0.44% and 0.44%, respectively.

§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007.

82	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights

Lifecycle 2035 Fund ▪ For the period or year ended

	Retirement Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.51	$9.96		$9.24	$9.68	$12.98	$11.38

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.22	0.19		0.13	0.14	0.25	0.21
Net realized and unrealized gain (loss) on total investments	(1.01)	1.55		0.72	(0.38)	(3.16)	1.68

Total gain (loss) from investment operations	(0.79)	1.74		0.85	(0.24)	(2.91)	1.89

Less distributions from:
Net investment income	(0.20)	(0.19)		(0.13)	(0.16)	(0.31)	(0.27)
Net realized gains	(0.10)	—		—	(0.04)	(0.08)	(0.02)

Total distributions	(0.30)	(0.19)		(0.13)	(0.20)	(0.39)	(0.29)

Net asset value, end of period	$10.42	$11.51		$9.96	$9.24	$9.68	$12.98

TOTAL RETURN	(6.68)%	17.68	%(b)	9.33%	(1.94)%	(23.10)%	16.91%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$594,181	$716,085		$598,803	$421,832	$197,256	$102,014
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.43%	0.45	%(c)	0.46%	0.51%	0.51%	0.60%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25	%(c)	0.25%	0.25%	0.25%	0.26%
Ratio of net investment income to average net assets	2.10%	2.61	%(c)	1.33%	1.86%	2.22%	1.72%
Portfolio turnover rate	4%	7	%(b)	11%	15%	17%	24%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	83

Financial highlights	continued

Lifecycle 2035 Fund ▪ For the period or year ended

	Institutional Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.59	$8.34		$7.75	$8.16	$11.00	$10.00

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.22	0.17		0.11	0.12	0.23	0.07
Net realized and unrealized gain
(loss) on total investments	(0.87)	1.30		0.63	(0.31)	(2.66)	0.93

Total gain (loss) from investment
operations	(0.65)	1.47		0.74	(0.19)	(2.43)	1.00

Less distributions from:
Net investment income	(0.23)	(0.22)		(0.15)	(0.18)	(0.33)	–
Net realized gains	(0.10)	–		–	(0.04)	(0.08)	–

Total distributions	(0.33)	(0.22)		(0.15)	(0.22)	(0.41)	–

Net asset value, end of period	$8.61	$9.59		$8.34	$7.75	$8.16	$11.00

TOTAL RETURN	(6.55)%	17.84	%(b)	9.67%	(1.67)%	(22.94)%	10.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$406,001	$170,381		$42,535	$14,247	$3,569	$1,432
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	0.13%	0.15	%(c)	0.16%	0.21%	0.21%	0.55	%(c)
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.00%	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income
to average net assets	2.47%	2.76	%(c)	1.33%	1.87%	2.35%	0.90	%(c)
Portfolio turnover rate	4%	7	%(b)	11%	15%	17%	24%

84	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle 2035 Fund ▪ For the period or year ended

	Premier Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.57	$8.33		$7.75	$7.75

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.21	0.17		0.04	0.00	(d)
Net realized and unrealized gain
(loss) on total investments	(0.86)	1.28		0.69	–

Total gain (loss) from investment
operations	(0.65)	1.45		0.73	0.00	(d)

Less distributions from:
Net investment income	(0.22)	(0.21)		(0.15)	–
Net realized gains	(0.10)	–		–	–

Total distributions	(0.32)	(0.21)		(0.15)	–

Net asset value, end of period	$8.60	$9.57		$8.33	$7.75

TOTAL RETURN	(6.55)%	17.68	%(b)	9.50%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$180,502	$85,514		$37,314	$250
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	0.28%	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income
to average net assets	2.37%	2.85	%(c)	0.51%	0.00	%(c)
Portfolio turnover rate	4%	7	%(b)	11%	15%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.48%, 0.45% and 0.45%, respectively.

§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	85

Financial highlights

Lifecycle 2040 Fund ▪ For the period or year ended

	Retirement Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$11.73	$10.14		$9.40	$9.83	$13.16	$11.45

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.22	0.19		0.13	0.15	0.26	0.20
Net realized and unrealized gain
(loss) on total investments	(1.06)	1.60		0.75	(0.38)	(3.21)	1.82

Total gain (loss) from investment
operations	(0.84)	1.79		0.88	(0.23)	(2.95)	2.02

Less distributions from:
Net investment income	(0.20)	(0.20)		(0.14)	(0.16)	(0.31)	(0.28)
Net realized gains	(0.12)	–		–	(0.04)	(0.07)	(0.03)

Total distributions	(0.32)	(0.20)		(0.14)	(0.20)	(0.38)	(0.31)

Net asset value, end of period	$10.57	$11.73		$10.14	$9.40	$9.83	$13.16

TOTAL RETURN	(7.00)%	17.81	%(b)	9.42%	(1.91)%	(23.09)%	17.93%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$857,435	$1,070,202		$893,915	$639,490	$285,171	$141,996
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	0.43%	0.45	%(c)	0.45%	0.50%	0.48%	0.57%
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.25%	0.25	%(c)	0.25%	0.25%	0.25%	0.26%
Ratio of net investment income
to average net assets	2.05%	2.60	%(c)	1.35%	1.84%	2.21%	1.59%
Portfolio turnover rate	5%	8	%(b)	10%	14%	16%	18%

86	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	continued

Lifecycle 2040 Fund ▪ For the period or year ended

	Institutional Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07	‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.67	$8.40		$7.81	$8.21	$11.04	$10.00

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.22	0.17		0.11	0.12	0.23	0.06
Net realized and unrealized gain
(loss) on total investments	(0.89)	1.32		0.63	(0.31)	(2.67)	0.98

Total gain (loss) from investment
operations	(0.67)	1.49		0.74	(0.19)	(2.44)	1.04

Less distributions from:
Net investment income	(0.23)	(0.22)		(0.15)	(0.17)	(0.32)	–
Net realized gains	(0.12)	–		–	(0.04)	(0.07)	–

Total distributions	(0.35)	(0.22)		(0.15)	(0.21)	(0.39)	–

Net asset value, end of period	$8.65	$9.67		$8.40	$7.81	$8.21	$11.04

TOTAL RETURN	(6.71)%	18.01	%(b)	9.65%	(1.66)%	(22.87)%	10.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$526,001	$221,307		$60,554	$21,359	$5,714	$2,414
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	0.13%	0.15	%(c)	0.15%	0.20%	0.18%	0.44	%(c)
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.00%	0.00	%(c)	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income
to average net assets	2.44%	2.79	%(c)	1.32%	1.86%	2.39%	0.78	%(c)
Portfolio turnover rate	5%	8	%(b)	10%	14%	16%	18%

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	87

Financial highlights	concluded

Lifecycle 2040 Fund ▪ For the period or year ended

	Premier Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.66	$8.40		$7.81	$7.81

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.21	0.17		0.04	0.00	(d)
Net realized and unrealized gain
(loss) on total investments	(0.90)	1.31		0.70	–

Total gain (loss) from investment
operations	(0.69)	1.48		0.74	0.00	(d)

Less distributions from:
Net investment income	(0.22)	(0.22)		(0.15)	–
Net realized gains	(0.12)	–		–	–

Total distributions	(0.34)	(0.22)		(0.15)	–

Net asset value, end of period	$8.63	$9.66		$8.40	$7.81

TOTAL RETURN	(6.92)%	17.83	%(b)	9.61%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$261,785	$125,013		$49,852	$250
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	0.28%	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income
to average net assets	2.34%	2.81	%(c)	0.50%	0.00	%(c)
Portfolio turnover rate	5%	8	%(b)	10%	14%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.49%, 0.45% and 0.45%, respectively.

§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Institutional Class commenced operations on January 17, 2007.

88	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights

Lifecycle 2045 Fund ▪ For the period or year ended

	Retirement Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	**

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.90	$7.70		$7.14	$7.56	$10.00

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.17	0.14		0.09	0.07	0.16
Net realized and unrealized gain
(loss) on total investments	(0.81)	1.21		0.57	(0.33)	(2.38)

Total gain (loss) from investment
operations	(0.64)	1.35		0.66	(0.26)	(2.22)

Less distributions from:
Net investment income	(0.16)	(0.15)		(0.10)	(0.12)	(0.22)
Net realized gains	–	–		–	(0.04)	–

Total distributions	(0.16)	(0.15)		(0.10)	(0.16)	(0.22)

Net asset value, end of period	$8.10	$8.90		$7.70	$7.14	$7.56

TOTAL RETURN	(7.03)%	17.65	%(b)	9.32%	(2.93)%	(22.69	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$155,417	$130,113		$84,309	$30,587	$3,287
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	0.48%	0.49	%(c)	0.64%	0.98%	6.60	%(c)
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.25%	0.25	%(c)	0.25%	0.25%	0.25	%(c)
Ratio of net investment income
to average net assets	2.08%	2.40	%(c)	1.17%	1.21%	2.23	%(c)
Portfolio turnover rate	9%	8	%(b)	18%	8%	27	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	89

Financial highlights	continued

Lifecycle 2045 Fund ▪ For the period or year ended

	Institutional Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	**

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.94	$7.73		$7.16	$7.57	$10.00

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.20	0.13		0.09	0.12	0.26
Net realized and unrealized gain
(loss) on total investments	(0.82)	1.24		0.59	(0.37)	(2.47)

Total gain (loss) from investment
operations	(0.62)	1.37		0.68	(0.25)	(2.21)

Less distributions from:
Net investment income	(0.18)	(0.16)		(0.11)	(0.12)	(0.22)
Net realized gains	–	–		–	(0.04)	–

Total distributions	(0.18)	(0.16)		(0.11)	(0.16)	(0.22)

Net asset value, end of period	$8.14	$8.94		$7.73	$7.16	$7.57

TOTAL RETURN	(6.77)%	17.92	%(b)	9.58%	(2.68)%	(22.57	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$115,021	$39,323		$7,970	$2,039	$780
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	0.17%	0.19	%(c)	0.35%	0.70%	6.40	%(c)
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.00%	0.00	%(c)	0.00%	0.00%	0.00	%(c)
Ratio of net investment income
to average net assets	2.36%	2.36	%(c)	1.29%	1.95%	3.55	%(c)
Portfolio turnover rate	9%	8	%(b)	18%	8%	27	%(b)

90	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle 2045 Fund ▪ For the period or year ended

	Premier Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.92	$7.72		$7.16	$7.16

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.19	0.14		0.06	0.00	(d)
Net realized and unrealized gain
(loss) on total investments	(0.81)	1.22		0.61	–

Total gain (loss) from investment
operations	(0.62)	1.36		0.67	0.00	(d)

Less distributions from:
Net investment income	(0.18)	(0.16)		(0.11)	–
Net realized gains	–	–		–	–

Total distributions	(0.18)	(0.16)		(0.11)	–

Net asset value, end of period	$8.12	$8.92		$7.72	$7.16

TOTAL RETURN	(6.87)%	17.76	%(b)	9.39%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$38,862	$14,136		$2,975	$250
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	0.32%	0.34	%(c)	0.50%	220.71	%(c)
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income
to average net assets	2.22%	2.42	%(c)	0.79%	0.00	%(c)
Portfolio turnover rate	9%	8	%(b)	18%	8%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.49%, 0.46% and 0.45%, respectively.

**	The Fund commenced operations on November 30, 2007.
§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	91

Financial highlights

Lifecycle 2050 Fund ▪ For the period or year ended

	Retirement Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	**

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.86	$7.71		$7.15	$7.62	$10.00

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.17	0.13		0.09	0.08	0.20
Net realized and unrealized gain
(loss) on total investments	(0.80)	1.23		0.57	(0.42)	(2.36)

Total gain (loss) from investment
operations	(0.63)	1.36		0.66	(0.34)	(2.16)

Less distributions from:
Net investment income	(0.16)	(0.15)		(0.10)	(0.13)	(0.22)
Net realized gains	–	(0.06)		–	0.00 (d)	–

Total distributions	(0.16)	(0.21)		(0.10)	(0.13)	(0.22)

Net asset value, end of period	$8.07	$8.86		$7.71	$7.15	$7.62

TOTAL RETURN	(6.97)%	17.79	%(b)	9.38%	(4.08)%	(22.08	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$85,178	$69,466		$40,745	$14,383	$1,973
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	0.52%	0.53	%(c)	0.83%	1.45%	7.70	%(c)
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.25%	0.25	%(c)	0.25%	0.25%	0.25	%(c)
Ratio of net investment income
to average net assets	2.06%	2.36	%(c)	1.16%	1.35%	2.75	%(c)
Portfolio turnover rate	6%	8	%(b)	24%	18%	73	%(b)

92	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	continued

Lifecycle 2050 Fund ▪ For the period or year ended

	Institutional Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	**

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.90	$7.75		$7.18	$7.64	$10.00

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.20	0.14		0.10	0.12	0.27
Net realized and unrealized gain
(loss) on total investments	(0.81)	1.23		0.58	(0.45)	(2.41)

Total gain (loss) from investment
operations	(0.61)	1.37		0.68	(0.33)	(2.14)

Less distributions from:
Net investment income	(0.18)	(0.16)		(0.11)	(0.13)	(0.22)
Net realized gains	–	(0.06)		–	0.00 (d)	–

Total distributions	(0.18)	(0.22)		(0.11)	(0.13)	(0.22)

Net asset value, end of period	$8.11	$8.90		$7.75	$7.18	$7.64

TOTAL RETURN	(6.72)%	17.89	%(b)	9.63%	(3.81)%	(21.86	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$59,624	$19,661		$5,599	$1,633	$783
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	0.21%	0.24	%(c)	0.54%	1.18%	7.46	%(c)
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.00%	0.00	%(c)	0.00%	0.00%	0.00	%(c)
Ratio of net investment income
to average net assets	2.37%	2.38	%(c)	1.35%	2.04%	3.55	%(c)
Portfolio turnover rate	6%	8	%(b)	24%	18%	73	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	93

Financial highlights	concluded

Lifecycle 2050 Fund ▪ For the period or year ended

	Premier Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$8.89	$7.74		$7.18	$7.18

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.18	0.13		0.08	0.00	(d)
Net realized and unrealized gain
(loss) on total investments	(0.81)	1.24		0.59	–

Total gain (loss) from investment
operations	(0.63)	1.37		0.67	0.00	(d)

Less distributions from:
Net investment income	(0.17)	(0.16)		(0.11)	–
Net realized gains	–	(0.06)		–	–

Total distributions	(0.17)	(0.22)		(0.11)	–

Net asset value, end of period	$8.09	$8.89		$7.74	$7.18

TOTAL RETURN	(6.93)%	17.86	%(b)	9.45%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$21,343	$6,904		$1,100	$250
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	0.36%	0.39	%(c)	0.70%	220.71	%(c)
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income
to average net assets	2.21%	2.37	%(c)	1.09%	0.00	%(c)
Portfolio turnover rate	6%	8	%(b)	24%	18%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.49%, 0.46% and 0.45%, respectively.

**	The Fund commenced operations on November 30, 2007.
§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

94	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights

Lifecycle 2055 Fund ▪ For the period or year ended

	Retirement Class			Institutional Class

	5/31/12	5/31/11**		5/31/12	5/31/11	**

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.85	$10.00		$9.85	$10.00

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.19	0.00	(d)	0.20	0.00	(d)
Net realized and unrealized loss
on total investments	(0.87)	(0.15)		(0.86)	(0.15)

Total loss from investment
operations	(0.68)	(0.15)		(0.66)	(0.15)

Less distributions from:
Net investment income	(0.18)	–		(0.19)	–
Net realized gains	0.00 (d)	–		0.00 (d)	–

Total distributions	(0.18)	–		(0.19)	–

Net asset value, end of period	$8.99	$9.85		$9.00	$9.85

TOTAL RETURN	(6.79)%	(1.50	)%(b)	(6.55)%	(1.50	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$10,725	$7,877		$2,072	$985
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	1.41%	8.55	%(c)	1.12%	8.94	%(c)
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.25%	0.25	%(c)	0.00%	0.00	%(c)
Ratio of net investment income
to average net assets	2.02%	0.23	%(c)	2.24%	0.48	%(c)
Portfolio turnover rate	44%	1	%(b)	44%	1	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	95

Financial highlights	concluded

Lifecycle 2055 Fund ▪ For the period or year ended

	Premier Class

	5/31/12	5/31/11	**

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.85	$10.00

Gain (loss) from investment operations:
Net investment income
(loss) (a)	0.20	0.00	(d)
Net realized and unrealized loss
on total investments	(0.88)	(0.15)

Total loss from investment
operations	(0.68)	(0.15)

Less distributions from:
Net investment income	(0.18)	–
Net realized gains	0.00 (d)	–

Total distributions	(0.18)	–

Net asset value, end of period	$8.99	$9.85

TOTAL RETURN	(6.73)%	(1.50	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$1,335	$985
Ratio of expenses to average
net assets before expense
waiver and reimbursement (e)	1.28%	9.09	%(c)
Ratio of expenses to average
net assets after expense
waiver and reimbursement (e)	0.15%	0.15	%(c)
Ratio of net investment income
to average net assets	2.17%	0.33	%(c)
Portfolio turnover rate	44%	1	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying Funds for the periods ended May 31, 2012 and May 31, 2011 were 0.49% and 0.48%, respectively.

**	The Fund commenced operations on April 29, 2011.

96	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

Notes to financial statements

TIAA-CREF Lifecycle Funds

Note 1—organization and significant accounting policies

The Lifecycle Funds (the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from investments in affiliated investment companies on the Statements of Operations. Realized gains and losses on sales from investments in affiliated and unaffiliated investment companies are based upon the specific identification method.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	97

Notes to financial statements

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2008 – 2012) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2012, permanent book and tax differences resulting primarily from non-deductible distribution fees were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other

98	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2012, there were no significant transfers between levels by the Funds.

As of May 31, 2012, all of the investments in the Lifecycle Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive its 0.10% management fee on each Lifecycle Fund through at least September 30, 2013. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and operational oversight services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms.

Under the terms of the distribution Rule 12b-1 plans, the Retirement Class of each Fund reimburses TPIS for amounts incurred up to 0.05% of average daily net assets to distribute the Retirement Class of each Fund and up to 0.25% of average daily net assets to distribute the Retail Class of the Retirement Income Fund. However, TPIS has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class through September 30, 2013. This agreement may be terminated before this date with the approval of the Board. The Premier Class of the Funds are subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class at the annual rate of 0.15% of average daily net assets attributable to the Premier Class shares.

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	99

Notes to financial statements

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as part of due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.25% of average daily net assets for the Retirement Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. In addition, a registered separate account of TIAA also has various sub-accounts that invest in the Funds. The following is the percentage of the Funds’ shares owned by TIAA, an affiliate, and its registered separate account (collectively, “TIAA Access”), as of May 31, 2012:

Fund	TIAA	TIAA Access

Lifecycle Retirement Income	–%	11%
Lifecycle 2010	–	6
Lifecycle 2015	–	7
Lifecycle 2020	–	7
Lifecycle 2025	–	7
Lifecycle 2030	–	7
Lifecycle 2035	–	7
Lifecycle 2040	–	6
Lifecycle 2045	–	10
Lifecycle 2050	–	12
Lifecycle 2055	65	–

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

100	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

Issue	Value at May 31, 2011	Purchase cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2012

Lifecycle Retirement Income
TIAA-CREF Bond	$42,076,079	$ 19,201,279	$4,965,685	$493,581	$ 2,004,080	$56,869,254
TIAA-CREF Bond Plus	539,645	234,875	64,127	680	21,903	728,144
TIAA-CREF Emerging Markets Equity	2,708,995	2,182,483	398,358	(58,145)	22,309	3,734,673
TIAA-CREF Enhanced International
Equity Index	4,167,913	2,742,745	581,543	(51,947)	139,603	5,229,161
TIAA-CREF Enhanced Large-Cap
Growth Index	6,064,524	3,309,861	1,140,367	257,089	363,398	7,775,068
TIAA-CREF Enhanced Large-Cap
Value Index	5,943,849	2,993,569	854,283	116,885	215,298	7,493,597
TIAA-CREF Global Natural Resources	–	1,559,586	23,956	(2,199)	672	1,413,126
TIAA-CREF Growth & Income	5,104,813	2,238,868	796,518	14,484	76,088	6,509,409
TIAA-CREF High-Yield	539,454	290,729	91,721	(3,252)	42,743	727,029
TIAA-CREF Inflation-Linked Bond	10,782,505	4,313,103	1,552,664	39,409	385,404	14,662,899
TIAA-CREF International Equity	4,188,352	3,110,659	836,866	(109,774)	81,089	5,203,568
TIAA-CREF Large-Cap Growth	6,072,676	2,850,780	1,216,844	43,038	21,339	7,786,059
TIAA-CREF Large-Cap Value	5,953,225	2,885,259	899,606	(92,718)	101,718	7,494,247
TIAA-CREF Mid-Cap Growth	432,127	263,595	79,131	11,084	–	572,071
TIAA-CREF Mid-Cap Value	470,094	237,431	106,387	(5,150)	6,939	573,693
TIAA-CREF Short-Term Bond	10,792,838	4,705,023	958,070	57,763	242,396	14,532,392
TIAA-CREF Small-Cap Equity	2,756,781	1,210,680	418,559	48,324	21,438	3,183,353

	$108,593,870	$ 54,330,525	$14,984,685	$759,152	$ 3,746,417	$144,487,743

Issue	Value at May 31, 2011	Purchase cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2012

Lifecycle 2010
TIAA-CREF Bond	$235,740,525	$73,999,220	$33,519,188	$4,743,746	$10,299,419	$279,194,468
TIAA-CREF Bond Plus	6,241,903	1,459,632	979,129	24,762	225,491	6,902,838
TIAA-CREF Emerging Markets Equity	17,069,308	13,394,226	2,210,315	(66,583)	147,064	23,471,356
TIAA-CREF Enhanced International
Equity Index	31,525,707	12,704,748	4,068,767	(289,879)	925,146	32,863,879
TIAA-CREF Enhanced Large-Cap
Growth Index	46,391,505	12,197,637	6,476,431	3,439,329	2,412,658	48,969,552
TIAA-CREF Enhanced Large-Cap
Value Index	45,156,191	12,539,762	6,410,151	2,019,765	1,432,463	47,214,371
TIAA-CREF Global Natural Resources	–	9,667,142	30,707	(1,529)	4,455	8,885,259
TIAA-CREF Growth & Income	35,384,192	9,970,085	4,114,441	961,138	505,152	40,997,311
TIAA-CREF High-Yield	8,407,104	1,493,531	2,856,959	175,914	444,322	6,896,796
TIAA-CREF Inflation-Linked Bond	41,049,360	13,603,355	6,842,347	896,869	1,405,358	51,846,966
TIAA-CREF International Equity	31,783,263	15,393,470	6,091,457	(1,171,176)	537,661	32,735,204
TIAA-CREF Large-Cap Growth	41,701,385	11,998,913	5,149,085	1,693,943	141,847	49,083,428
TIAA-CREF Large-Cap Value	41,144,961	14,511,310	5,513,377	251,036	677,809	47,191,020
TIAA-CREF Mid-Cap Growth	3,030,646	1,344,582	483,762	222,351	–	3,607,899
TIAA-CREF Mid-Cap Value	3,319,389	951,412	460,351	80,492	46,022	3,615,514
TIAA-CREF Short-Term Bond	40,936,086	14,966,303	4,444,604	398,504	875,775	51,455,436
TIAA-CREF Small-Cap Equity	20,052,502	4,778,535	2,270,521	915,932	142,499	20,053,659

	$648,934,027	$224,973,863	$91,921,592	$14,294,614	$20,223,141	$754,984,956

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	101

Notes to financial statements

Issue	Value at May 31, 2011	Purchase cost	Sales proceeds	Realized gain (loss	)	Dividend income	Value at May 31, 2012

Lifecycle 2015
TIAA-CREF Bond	$ 271,186,333	$106,963,056	$36,737,259	$6,201,005		$12,231,630	$344,886,177
TIAA-CREF Bond Plus	16,046,513	3,755,564	2,914,965	109,614		570,196	17,341,383
TIAA-CREF Emerging Markets Equity	27,404,227	20,208,776	2,518,264	329,612		231,160	37,498,993
TIAA-CREF Enhanced International
Equity Index	48,176,640	20,416,969	4,656,818	845,623		1,452,734	52,512,508
TIAA-CREF Enhanced Large-Cap
Growth Index	71,289,820	19,133,209	7,192,122	5,717,607		3,782,323	78,287,115
TIAA-CREF Enhanced Large-Cap
Value Index	69,762,914	18,938,559	6,825,221	3,703,860		2,245,605	75,493,597
TIAA-CREF Global Natural Resources	–	15,423,193	16,702	2,416		6,982	14,201,395
TIAA-CREF Growth & Income	55,739,896	14,338,669	4,077,121	1,761,843		792,651	65,548,214
TIAA-CREF High-Yield	17,563,108	4,074,289	4,004,820	456,319		1,110,534	17,284,082
TIAA-CREF Inflation-Linked Bond	37,760,934	15,456,408	5,858,664	1,113,933		1,311,969	51,183,166
TIAA-CREF International Equity	48,705,294	23,989,958	7,388,743	1,190,745		844,009	52,312,484
TIAA-CREF Large-Cap Growth	65,708,441	17,738,305	5,740,519	3,193,958		222,385	78,473,880
TIAA-CREF Large-Cap Value	64,489,100	21,249,404	5,560,162	1,503,616		1,062,893	75,456,052
TIAA-CREF Mid-Cap Growth	4,738,715	1,980,451	495,805	438,946		–	5,771,298
TIAA-CREF Mid-Cap Value	5,186,663	1,418,317	520,342	209,412		72,176	5,783,200
TIAA-CREF Short-Term Bond	37,761,458	16,914,430	3,980,029	433,225		831,218	50,696,413
TIAA-CREF Small-Cap Equity	30,480,280	7,817,744	2,324,264	1,794,332		223,355	32,065,748

	$ 872,000,336	$329,817,301	$100,811,820	$29,006,066		$26,991,820	$1,054,795,705

Issue	Value at May 31, 2011	Purchase cost	Sales proceeds	Realized gain (loss	)	Dividend income	Value at May 31, 2012

Lifecycle 2020
TIAA-CREF Bond	$256,367,470	$121,464,577	$ 38,068,838	$6,113,111		$11,810,822	$343,181,098
TIAA-CREF Bond Plus	38,904,388	11,018,240	7,644,099	303,228		1,395,964	43,405,732
TIAA-CREF Emerging Markets Equity	37,932,020	29,258,601	2,668,122	304,532		329,868	53,685,711
TIAA-CREF Enhanced International
Equity Index	65,963,922	29,335,487	3,967,961	1,016,109		2,047,665	75,193,792
TIAA-CREF Enhanced Large-Cap
Growth Index	97,544,185	27,114,187	5,450,839	6,353,475		5,295,267	112,145,006
TIAA-CREF Enhanced Large-Cap
Value Index	95,400,619	27,015,617	5,281,492	4,111,304		3,138,298	108,110,989
TIAA-CREF Global Natural Resources	–	22,100,754	–	–		9,764	20,327,542
TIAA-CREF Growth & Income	77,413,655	20,401,023	3,171,712	1,714,426		1,108,942	93,897,878
TIAA-CREF High-Yield	29,885,156	10,547,589	4,789,119	763,020		2,147,150	35,000,486
TIAA-CREF Inflation-Linked Bond	24,660,931	13,241,044	3,464,268	654,354		875,377	37,077,450
TIAA-CREF International Equity	66,672,523	33,644,990	7,229,002	1,385,258		1,191,209	74,868,673
TIAA-CREF Large-Cap Growth	91,261,866	24,329,797	4,028,370	2,723,410		312,063	112,370,580
TIAA-CREF Large-Cap Value	89,659,663	29,069,137	3,971,635	1,149,955		1,485,229	108,078,934
TIAA-CREF Mid-Cap Growth	6,564,883	2,743,374	402,931	482,128		–	8,260,924
TIAA-CREF Mid-Cap Value	7,184,527	1,961,084	437,542	185,117		101,889	8,277,794
TIAA-CREF Short-Term Bond	24,667,562	14,649,294	2,540,126	286,042		571,425	36,784,449
TIAA-CREF Small-Cap Equity	41,945,521	11,172,979	1,691,788	1,969,898		313,377	45,929,770

	$1,052,028,891	$429,067,774	$ 94,807,844	$29,515,367		$32,134,309	$1,316,596,808

102	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

Issue	Value at May 31, 2011	Purchase cost	Sales proceeds	Realized gain (loss	)	Dividend income	Value at May 31, 2012

Lifecycle 2025
TIAA-CREF Bond	$172,467,400	$87,470,412	$25,436,635	$4,092,588		$8,019,996	$236,825,777
TIAA-CREF Bond Plus	56,934,495	18,383,388	10,334,521	413,689		2,088,059	66,659,149
TIAA-CREF Emerging Markets Equity	41,226,907	29,250,450	1,586,101	140,813		345,505	57,191,768
TIAA-CREF Enhanced International
Equity Index	70,385,401	29,478,309	2,338,360	672,357		2,153,808	80,160,649
TIAA-CREF Enhanced Large-Cap
Growth Index	103,278,406	28,672,242	4,542,590	6,244,256		5,595,770	119,659,241
TIAA-CREF Enhanced Large-Cap
Value Index	100,565,172	28,824,531	4,126,086	3,881,103		3,321,778	115,365,956
TIAA-CREF Global Natural Resources	–	23,591,530	–	–		10,348	21,668,637
TIAA-CREF Growth & Income	82,914,637	20,776,120	2,389,578	1,505,512		1,177,753	100,190,717
TIAA-CREF High-Yield	38,263,172	14,229,833	5,704,118	1,050,335		2,777,245	45,928,409
TIAA-CREF Inflation-Linked Bond	3,335,592	5,979,550	212,827	28,038		146,972	9,644,575
TIAA-CREF International Equity	70,262,223	34,899,056	5,815,686	1,194,178		1,251,039	79,793,965
TIAA-CREF Large-Cap Growth	97,957,314	25,007,426	3,536,236	2,551,816		329,051	119,927,974
TIAA-CREF Large-Cap Value	96,121,353	30,155,898	3,431,066	1,019,414		1,572,040	115,313,518
TIAA-CREF Mid-Cap Growth	7,023,393	2,719,580	208,759	402,524		–	8,814,665
TIAA-CREF Mid-Cap Value	7,681,683	1,944,928	315,513	136,238		107,025	8,831,154
TIAA-CREF Short-Term Bond	3,335,787	6,347,956	130,916	32,278		116,028	9,562,992
TIAA-CREF Small-Cap Equity	44,857,795	11,541,337	1,352,607	1,899,093		330,483	49,011,795

	$996,610,730	$399,272,546	$71,461,599	$25,264,232		$29,342,900	$1,244,550,941

Issue	Value at May 31, 2011	Purchase cost	Sales proceeds	Realized gain (loss	)	Dividend income	Value at May 31, 2012

Lifecycle 2030
TIAA-CREF Bond	$93,891,322	$54,710,223	$16,063,267	$2,302,999		$4,384,021	$133,814,039
TIAA-CREF Bond Plus	55,824,948	25,401,660	10,143,621	410,966		2,202,819	72,874,717
TIAA-CREF Emerging Markets Equity	44,477,469	29,451,500	1,136,887	112,369		372,133	60,179,964
TIAA-CREF Enhanced International
Equity Index	75,809,820	29,438,267	2,250,278	734,144		2,294,085	84,362,509
TIAA-CREF Enhanced Large-Cap
Growth Index	109,657,250	28,919,192	3,550,346	6,174,633		5,954,898	126,677,835
TIAA-CREF Enhanced Large-Cap
Value Index	106,899,589	28,965,501	3,026,196	3,764,622		3,526,319	122,151,561
TIAA-CREF Global Natural Resources	–	24,890,540	–	–		10,973	22,828,845
TIAA-CREF Growth & Income	89,670,997	19,482,306	1,698,180	1,338,896		1,255,103	106,084,339
TIAA-CREF High-Yield	37,285,765	18,030,515	5,974,611	1,158,258		2,859,147	48,500,716
TIAA-CREF International Equity	76,473,084	34,472,567	5,896,873	1,603,484		1,332,620	84,005,634
TIAA-CREF Large-Cap Growth	105,989,107	23,679,119	3,001,717	2,427,280		349,760	126,964,163
TIAA-CREF Large-Cap Value	104,006,975	28,544,834	2,185,463	668,223		1,667,217	122,061,236
TIAA-CREF Mid-Cap Growth	7,588,348	2,724,796	133,436	385,779		–	9,386,608
TIAA-CREF Mid-Cap Value	8,296,468	1,897,750	314,216	140,998		113,842	9,353,064
TIAA-CREF Small-Cap Equity	48,428,354	10,998,929	988,581	1,851,811		351,432	51,889,989

	$964,299,496	$361,607,699	$56,363,672	$23,074,462		$26,674,369	$1,181,135,219

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	103

Notes to financial statements

Issue	Value at May 31, 2011	Purchase cost	Sales proceeds	Realized gain (loss	)	Dividend income	Value at May 31, 2012

Lifecycle 2035
TIAA-CREF Bond	$15,679,036	$22,898,767	$2,148,123	$304,671		$944,873	$36,707,298
TIAA-CREF Bond Plus	56,953,663	24,699,072	9,647,256	368,022		2,207,602	73,778,169
TIAA-CREF Emerging Markets Equity	50,310,065	30,098,226	1,288,613	114,993		406,419	65,056,951
TIAA-CREF Enhanced International
Equity Index	83,396,080	30,981,127	2,358,205	790,674		2,504,000	91,289,861
TIAA-CREF Enhanced Large-Cap
Growth Index	119,035,580	33,045,457	3,186,327	6,454,801		6,499,329	139,469,850
TIAA-CREF Enhanced Large-Cap
Value Index	116,367,325	33,469,047	3,157,526	4,069,613		3,848,002	134,641,265
TIAA-CREF Global Natural Resources	–	27,057,710	–	–		11,974	24,761,431
TIAA-CREF Growth & Income	99,572,444	21,065,905	1,901,186	1,487,671		1,377,174	116,901,079
TIAA-CREF High-Yield	36,442,244	19,103,944	5,496,399	976,621		2,850,497	49,157,713
TIAA-CREF International Equity	84,298,752	35,188,495	5,081,611	1,630,183		1,455,203	90,900,863
TIAA-CREF Large-Cap Growth	117,957,728	25,450,618	3,474,704	2,742,378		381,804	139,858,771
TIAA-CREF Large-Cap Value	115,685,796	30,537,350	2,331,556	743,738		1,818,662	134,310,425
TIAA-CREF Mid-Cap Growth	8,420,635	2,966,865	120,287	407,693		–	10,355,386
TIAA-CREF Mid-Cap Value	9,192,113	2,090,325	366,442	165,519		124,379	10,306,761
TIAA-CREF Small-Cap Equity	53,705,550	11,992,137	1,105,988	2,044,108		383,558	57,192,343

	$967,017,011	$350,645,045	$41,664,223	$22,300,685		$24,813,476	$1,174,688,166

Issue	Value at May 31, 2011	Purchase cost	Sales proceeds	Realized gain (loss	)	Dividend income	Value at May 31, 2012

Lifecycle 2040
TIAA-CREF Bond	$6,127,381	$–	$6,131,015	$(75,732)		$4,548	$–
TIAA-CREF Bond Plus	82,065,730	36,931,800	17,924,487	619,357		3,142,106	103,656,294
TIAA-CREF Emerging Markets Equity	74,258,467	41,869,200	1,911,280	183,893		594,522	93,621,076
TIAA-CREF Enhanced International
Equity Index	123,618,752	42,602,264	4,500,936	1,563,581		3,658,674	131,399,319
TIAA-CREF Enhanced Large-Cap
Growth Index	176,727,924	44,261,457	5,522,963	9,806,188		9,502,201	201,595,613
TIAA-CREF Enhanced Large-Cap
Value Index	172,375,324	44,577,022	4,649,591	5,968,200		5,626,163	194,508,310
TIAA-CREF Global Natural Resources	–	38,947,142	–	–		17,508	35,655,732
TIAA-CREF Growth & Income	147,187,381	27,776,956	3,201,941	2,349,840		2,018,603	168,969,723
TIAA-CREF High-Yield	52,666,328	28,183,792	11,093,770	1,853,910		4,077,184	68,536,149
TIAA-CREF International Equity	124,203,122	48,106,902	7,034,191	2,413,167		2,125,085	130,792,792
TIAA-CREF Large-Cap Growth	174,315,990	34,303,856	6,533,683	4,703,748		557,953	202,004,978
TIAA-CREF Large-Cap Value	170,954,829	40,863,786	3,414,379	1,125,928		2,657,954	194,107,703
TIAA-CREF Mid-Cap Growth	12,448,880	4,014,716	184,675	600,220		–	14,932,163
TIAA-CREF Mid-Cap Value	13,592,982	2,896,955	710,468	325,993		181,618	14,876,347
TIAA-CREF Small-Cap Equity	79,378,958	16,136,373	1,953,422	3,178,821		560,574	82,639,391

	$1,409,922,048	$451,472,221	$74,766,801	$34,617,114		$34,724,693	$1,637,295,590

104	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

Issue	Value at May 31, 2011	Purchase cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2012

Lifecycle 2045
TIAA-CREF Bond	$750,393	$–	$751,103	$58,953	$366	$–
TIAA-CREF Bond Plus	10,412,305	10,394,598	1,886,357	14,650	495,191	19,347,379
TIAA-CREF Emerging Markets Equity	10,069,278	11,388,422	479,535	(101,875)	94,081	17,764,880
TIAA-CREF Enhanced International
Equity Index	15,505,490	14,531,065	420,936	(39,788)	580,697	24,901,748
TIAA-CREF Enhanced Large-Cap
Growth Index	22,638,768	17,862,368	991,797	1,180,318	1,505,078	37,593,619
TIAA-CREF Enhanced Large-Cap
Value Index	22,202,142	17,339,342	863,890	652,213	891,258	36,238,511
TIAA-CREF Global Natural Resources	–	7,392,040	–	–	2,742	6,733,156
TIAA-CREF Growth & Income	19,062,671	13,158,553	592,617	154,897	314,179	31,489,233
TIAA-CREF High-Yield	7,109,209	7,356,303	1,432,342	(63,732)	643,778	12,886,971
TIAA-CREF International Equity	15,580,354	14,810,187	448,184	(63,199)	337,581	24,759,773
TIAA-CREF Large-Cap Growth	22,648,617	15,889,484	1,076,056	206,691	88,543	37,646,669
TIAA-CREF Large-Cap Value	22,211,549	16,497,707	828,701	(120,785)	421,724	36,180,114
TIAA-CREF Mid-Cap Growth	1,611,482	1,400,623	49,644	74,346	–	2,789,254
TIAA-CREF Mid-Cap Value	1,753,840	1,229,874	103,979	(6,438)	28,868	2,775,716
TIAA-CREF Small-Cap Equity	10,285,197	7,013,224	379,825	313,047	88,924	15,397,651

	$181,841,295	$156,263,790	$10,304,966	$2,259,298	$5,493,010	$306,504,674

Issue	Value at May 31, 2011	Purchase cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2012

Lifecycle 2050
TIAA-CREF Bond	$429,570	$–	$431,196	$34,178	$35	$–
TIAA-CREF Bond Plus	5,517,519	5,531,182	915,881	5,461	263,751	10,356,181
TIAA-CREF Emerging Markets Equity	5,284,358	6,330,207	346,734	(55,040)	49,752	9,554,803
TIAA-CREF Enhanced International
Equity Index	8,125,587	8,129,386	355,643	(24,107)	307,787	13,388,348
TIAA-CREF Enhanced Large-Cap
Growth Index	11,856,815	9,974,784	603,939	631,912	796,433	20,219,671
TIAA-CREF Enhanced Large-Cap
Value Index	11,626,714	9,566,449	418,114	353,128	471,692	19,491,061
TIAA-CREF Global Natural Resources	–	3,998,145	20,882	(3,805)	1,456	3,620,332
TIAA-CREF Growth & Income	9,983,516	7,393,260	369,179	85,636	167,517	16,940,989
TIAA-CREF High-Yield	3,623,566	4,067,896	726,071	(29,080)	342,658	6,887,687
TIAA-CREF International Equity	8,163,279	8,304,108	410,368	(53,424)	178,952	13,299,296
TIAA-CREF Large-Cap Growth	11,866,776	9,064,048	796,773	104,196	46,947	20,233,379
TIAA-CREF Large-Cap Value	11,634,374	9,123,294	406,580	(53,832)	223,617	19,463,740
TIAA-CREF Mid-Cap Growth	845,146	773,175	34,661	38,865	–	1,493,224
TIAA-CREF Mid-Cap Value	918,876	705,175	79,497	(3,478)	15,314	1,490,362
TIAA-CREF Small-Cap Equity	5,385,572	3,936,308	230,570	170,867	47,145	8,286,079

	$95,261,668	$86,897,417	$6,146,088	$1,201,477	$2,913,056	$164,725,152

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	105

Notes to financial statements

Issue	Value at May 31, 2011	Purchase cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2012

Lifecycle 2055
TIAA-CREF Bond Plus	$ 596,462	$ 465,956	$ 201,514	$ 1,557	$ 22,796	$ 880,104
TIAA-CREF Emerging Markets Equity	533,393	541,325	111,434	(27,587)	4,074	810,569
TIAA-CREF Enhanced International
Equity Index	837,411	682,220	159,493	(32,830)	25,424	1,134,661
TIAA-CREF Enhanced Large-Cap
Growth Index	1,231,310	821,467	243,304	33,499	65,990	1,706,775
TIAA-CREF Enhanced Large-Cap
Value Index	1,205,225	782,248	212,666	8,682	39,085	1,645,954
TIAA-CREF Global Natural Resources	–	350,517	14,300	(800)	125	306,720
TIAA-CREF Growth & Income	1,036,809	608,477	191,257	(5,056)	14,505	1,430,440
TIAA-CREF High-Yield	394,772	340,325	140,725	(6,187)	29,599	585,040
TIAA-CREF International Equity	838,193	753,475	213,484	(69,388)	14,778	1,127,833
TIAA-CREF Large-Cap Growth	1,226,905	748,488	256,802	(3,794)	3,876	1,707,871
TIAA-CREF Large-Cap Value	1,203,114	770,074	229,719	(32,411)	18,463	1,643,767
TIAA-CREF Mid-Cap Growth	87,301	65,456	17,523	736	–	126,029
TIAA-CREF Mid-Cap Value	95,952	55,036	18,253	(2,084)	1,264	125,809
TIAA-CREF Small-Cap Equity	558,818	315,745	93,189	574	3,893	699,950

	$9,845,665	$7,300,809	$2,103,663	$(135,089)	$243,872	$13,931,522

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation/ (depreciation	)

Lifecycle Retirement Income	$138,704,295	$6,607,945	$(824,497)	$5,783,448
Lifecycle 2010	745,091,401	25,840,034	(15,946,479)	9,893,555
Lifecycle 2015	1,041,914,038	41,987,725	(29,106,058)	12,881,667
Lifecycle 2020	1,293,753,125	60,271,343	(37,427,660)	22,843,683
Lifecycle 2025	1,221,660,701	61,974,303	(39,084,063)	22,890,240
Lifecycle 2030	1,154,998,314	65,534,733	(39,397,828)	26,136,905
Lifecycle 2035	1,141,528,998	73,283,724	(40,124,556)	33,159,168
Lifecycle 2040	1,583,089,682	111,852,197	(57,646,289)	54,205,908
Lifecycle 2045	300,253,553	13,130,164	(6,879,044)	6,251,120
Lifecycle 2050	162,580,170	5,993,532	(3,848,550)	2,144,982
Lifecycle 2055	15,198,126	23,648	(1,290,252)	(1,266,604)

106	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended May 31, 2012 were as follows:

Fund	Purchases	Sales

Lifecycle Retirement Income	$ 55,537,851	$ 16,187,268
Lifecycle 2010	224,973,863	91,921,592
Lifecycle 2015	329,817,301	100,811,820
Lifecycle 2020	429,067,774	94,807,844
Lifecycle 2025	399,272,546	71,461,599
Lifecycle 2030	361,607,699	56,363,672
Lifecycle 2035	350,645,045	41,664,223
Lifecycle 2040	451,472,221	74,766,801
Lifecycle 2045	166,989,442	20,994,797
Lifecycle 2050	87,942,518	7,168,801
Lifecycle 2055	9,938,861	4,753,860

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2012, the period ended May 31, 2011, and the year ended September 30, 2010 was as follows:

	5/30/2012

Fund	Ordinary income	Long-term capital gains	Total

Lifecycle Retirement Income	$ 3,458,028	–	$ 3,458,028
Lifecycle 2010	18,873,923	–	18,873,923
Lifecycle 2015	24,830,579	18,465,172	43,295,751
Lifecycle 2020	29,534,617	18,544,528	48,079,145
Lifecycle 2025	26,456,865	15,320,866	41,777,731
Lifecycle 2030	23,911,161	11,301,477	35,212,638
Lifecycle 2035	22,159,563	10,719,918	32,879,481
Lifecycle 2040	31,246,352	17,304,987	48,551,339
Lifecycle 2045	4,850,503	–	4,850,503
Lifecycle 2050	2,548,721	–	2,548,721
Lifecycle 2055	209,966	–	209,966

	5/31/2011

Fund	Ordinary income	Long-term capital gains	Total

Lifecycle Retirement Income	$ 1,445,365	$ –	$ 1,445,365
Lifecycle 2010	14,162,691	–	14,162,691
Lifecycle 2015	17,272,248	–	17,272,248
Lifecycle 2020	19,198,692	304,999	19,503,691
Lifecycle 2025	17,734,625	–	17,734,625
Lifecycle 2030	16,116,855	–	16,116,855
Lifecycle 2035	15,166,815	–	15,166,815
Lifecycle 2040	22,445,700	–	22,445,700
Lifecycle 2045	2,212,243	–	2,212,243
Lifecycle 2050	1,119,822	425,235	1,545,057
Lifecycle 2055	–	–	–

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	107

Notes to financial statements

	9/30/2010

Fund	Ordinary income	Long-term capital gains	Total

Lifecycle Retirement Income	$ 1,061,663	$–	$ 1,061,663
Lifecycle 2010	8,898,659	–	8,898,659
Lifecycle 2015	9,604,380	–	9,604,380
Lifecycle 2020	9,521,786	–	9,521,786
Lifecycle 2025	8,463,215	–	8,463,215
Lifecycle 2030	7,475,360	–	7,475,360
Lifecycle 2035	6,915,307	–	6,915,307
Lifecycle 2040	10,459,635	–	10,459,635
Lifecycle 2045	580,431	–	580,431
Lifecycle 2050	284,089	–	284,089
Lifecycle 2055	–	–	–

As of May 31, 2012, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation/ (depreciation)	Capital loss carryover	Post- October losses	Total

Lifecycle Retirement
Income	$ 261,999	$ 999,011	$ 5,783,449	$–	$–	$ 7,044,459
Lifecycle 2010	6,377,228	1,301,587	9,893,557	–	–	17,572,372
Lifecycle 2015	6,846,325	14,876,352	12,881,667	–	–	34,604,344
Lifecycle 2020	7,250,863	17,468,831	22,843,683	–	–	47,563,377
Lifecycle 2025	6,425,745	15,839,989	22,890,240	–	–	45,155,974
Lifecycle 2030	4,278,214	16,607,310	26,136,904	–	–	47,022,428
Lifecycle 2035	2,725,774	17,604,268	33,159,168	–	–	53,489,210
Lifecycle 2040	3,533,867	25,172,867	54,205,909	–	–	82,912,643
Lifecycle 2045	479,554	2,790,467	6,251,118	–	(2,321)	9,518,818
Lifecycle 2050	265,239	1,380,215	2,144,981	(416,334)	–	3,374,101
Lifecycle 2055	25,220	127,270	(1,266,604)	–	–	(1,114,114)

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the utilization of capital loss carryovers, and the treatment of short term gain as ordinary income for tax purposes.

At May 31, 2012, the following Funds had capital loss carryovers, which will expire as follows:

	Date of expiration

Fund	5/31/18	Total

Lifecycle 2050	416,334	416,334

For the year ended May 31, 2012, the Lifecycle Retirement Income Fund, Lifecycle 2010 Fund, Lifecycle 2045 Fund, and Lifecycle 2050 Fund utilized $332,299,

108	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

concluded

$11,702,607, $138,152, and $167,109 respectively, of their capital loss carryover available from prior years.

Due to large shifts in the ownership percentage of the Lifecycle 2050 Fund during the fiscal year ended September 30, 2009, the future utilization of the Lifecycle 2050 Fund’s capital losses and capital loss carryovers may be subject to limitations under the Internal Revenue Code and Regulations thereunder.

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. Prior to June 28, 2011, the unsecured revolving credit facility was $1.0 billion. For the year ended May 31, 2012, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	109

Report of independent registered
public accounting firm

To the Board of Trustees and Shareholders of the
Lifecycle Funds of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lifecycle Retirement Income Fund, Lifecycle 2010 Fund, Lifecycle 2015 Fund, Lifecycle 2020 Fund, Lifecycle 2025 Fund, Lifecycle 2030 Fund, Lifecycle 2035 Fund, Lifecycle 2040 Fund, Lifecycle 2045 Fund, Lifecycle 2050 Fund, and Lifecycle 2055 Fund (constituting the Lifecycle Funds of the TIAA-CREF Funds, hereafter referred to as the “Funds”), at May 31, 2012, the results of each of their operations for the year then ended presented and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 18, 2012

110	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

Trustees and officers (unaudited)

TIAA-CREF Lifecycle Funds ▪ May 31, 2012

Disinterested trustees

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	77	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	77

Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; Independent Member of the Boards of Lazard Alternative Strategies Fund, LLC and Lazard Alternative Strategies 1099 Fund.

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	77	Director of Copper Rock Capital Partners, LLC (investment adviser).

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	111

Trustees and officers (unaudited)	continued

TIAA-CREF Lifecycle Funds ▪ May 31, 2012

Disinterested trustees — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (since 2010), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	77	Director, D2D Fund.

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	Former President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	77	None

Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Trustee	Indefinite term. Trustee since 2011.	Former Partner (2004–2010) and Managing Director (2002–2010), Goldman Sachs Asset Management.	77

Investment committee member, College of Mount Saint Vincent; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	77

Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and North Shore Land Alliance.

112	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Former Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Former Program Director, NBER (1990–2008).	77	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Chairman of the Board and Trustee	Indefinite term as Trustee; Chairman for term ending December 31, 2012.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer,	77	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust; Member, Duke Children’s Hospital and Health Center National Board of Advisors.

		Trustee since 1999. Chairman since 2009.	NCM Capital Advisers Inc. (since 2003); and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002); Professor, University of Texas at Austin (since 1987). Former Chairman, Department of Finance, University of Texas at Austin (2002–2011).	77	Member of the Governing Council, Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	113

Trustees and officers (unaudited)	continued

TIAA-CREF Lifecycle Funds ▪ May 31, 2012

Executive Officers

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.

Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Former Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Accounts VA-1 and VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Former Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Advisors, LLC. (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Former Managing Director/Director of Global Compliance, AIG Investments (2000–2008).

Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/51	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2012.

Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds since 2012. President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2008). Director of Covariance Capital Management, Inc. (“Covariance”) (since 2010). Former Chairman, Head of Financial Services and Member of the Executive Committee, Swiss Re America Holding Corporation (2006–2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006).

114	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

Eugene Flood, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/55	Executive Vice President	One-year term. Executive Vice President since 2011.

Executive Vice President, President of Diversified Financial Services of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2011). President, Chief Executive Officer, Manager and Chairman of TIAA-CREF Redwood, LLC (“Redwood”) (since 2011). Director and Chairman of Covariance (since 2011). Manager and Chairman of Kaspick & Company LLC (since 2011). Director and Chairman of TIAA-CREF Life Insurance Company (“T-C Life”) (since 2011). Former President and Chief Executive Officer (2000–2010) and Director (1994–2010), Smith Breeden Associates, Inc., an investment adviser. Former Trustee of the TIAA-CREF Fund Complex (2005–2011). Dean’s Advisory Committee, Massachusetts Institute of Technology’s Sloan School of Management (since 2000).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010) and Funds Treasurer (since 2006) of TIAA. Director of Advisors (since 2008). Director of TIAA-CREF Asset Management (“TCAM”) (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Assistant Treasurer of T-C Life (since 2012). Director of TIAA-CREF Trust Treasurer Company, FSB (“Trust”) (since 2008). Senior Vice President and Funds Treasurer of TCAA (since 2011). Senior Vice President and Funds Treasurer of TCAS (since 2011).

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

Executive Vice President, Head of Risk Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Risk Management (since 2009), Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Former Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2011). Former Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA. Former Director of T-C Life (2006–2008). Former Director of TPIS, Advisors and Investment Management (2008).

Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.

Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Funds Complex (since 2012). Former President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	115

Trustees and officers (unaudited)	concluded

TIAA-CREF Lifecycle Funds ▪ May 31, 2012

Executive officers — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years

Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Vice President and Corporate Secretary	One-year term. Senior Vice President and Corporate Secretary since 2012.

Senior Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2012). Former Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President, President of Retirement and Individual Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Former Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (since 2012) of TCT Holdings, Inc. Former Director (2007–2011) and Former Executive Vice President (2008–2010) of TCAM. Manager (since 2006), Former President and CEO (2006–2010) of Redwood. Former Director of Tuition Financing (2008–2009) and Former Executive Vice President of T-C Life (2009–2010).

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Former Chief Communications Officer of TIAA (2010–2011). Former Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010). Former Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org or by telephone at 800 223–1200.

116	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

Renewal of investment
management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifecycle Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each TIAA-CREF Lifecycle Fund series. Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held a meeting on March 29, 2012, at which it considered the annual renewal of the Agreement with respect to each Fund other than the Lifecycle 2055 Fund using its previously-established process. (The Board did not consider the renewal of the Agreement for the Lifecycle 2055 Fund at this meeting, because this Fund’s Agreement was initially approved in March 2011 with a two-year term. Accordingly, in the discussion below, the references to “Funds” do not include the Lifecycle 2055 Fund.) As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to the Board in connection with the proposed contract renewals, and then helped evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 29, 2012 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Funds, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	117

Renewal of investment
management agreement (unaudited)

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance and portfolio turnover rates. Lipper also compared certain of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies (as applicable), each of which was selected by Lipper, and, in the case of the investment performance data, against appropriate composite indices made up of broad-based market indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

In advance of the Board meeting held on March 29, 2012, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed its benchmark index by a specified amount over a three-year period, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fallout” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

118	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

In considering whether to renew the Agreement with respect to each Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (5) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors, and thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 29, 2012, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that invest their assets in the securities of other investment companies managed by TAI, referred to as “underlying funds”), including selecting underlying funds and allocating the Funds’ assets among the underlying funds, conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	119

Renewal of investment
management agreement (unaudited)

portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable). In this regard, the Board considered that, with some exceptions, the Funds ranked in the top three performance quintiles versus their peer groups and universes of mutual funds over the past three years. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2011 with respect to the Funds. The Board considered TAI’s profit/loss calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Funds. The Board also noted TAI’s waiver of the entire amount of each Fund’s management fees since their inception. The Board also acknowledged certain permanent and temporary waivers of management fees and reimbursements of expenses above specified amounts of TIAA-CREF Funds used as underlying investments for the Funds which would reduce the Funds’ expenses. The Board considered that TAI had not earned profits with respect to the Funds under the Agreement and expected this trend to continue. The Board also considered that TAI may have indirect earnings with respect to the Funds based on the Funds’ investment in affiliated underlying funds also managed by TAI.

During its review of TAI’s profitability, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

120	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged by many or most comparable mutual funds, and also noted that TAI does not currently receive any such fees. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board considered that, because TAI waived its entire management fee with respect to each of the Funds, there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ management fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. The Board considered that TAI and its affiliates provide fund-of-funds management services to the Lifestyle Funds, with an annual management fee of 0.10% of average daily net assets that is currently being entirely waived or reimbursed by TAI, the Lifecycle Index Funds, which also have an annual management fee of 0.10%, with partial, voluntary waivers for some of these funds, and the TIAA-CREF Managed Allocation Fund, for which TAI receives no management fee. TAI also manages other asset allocation products, such as education savings plans (529 plans).

Other benefits

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI continues to be willing to waive fees and make expense reimbursements to the Funds and to certain of the underlying funds in which they invest. In addition, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	121

Renewal of investment
management agreement (unaudited)

potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. TAI may also benefit from the Funds’ investment in underlying funds that are also managed by TAI.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Retirement Class shares of each Fund. Because the Retirement Class generally has different non-management expenses than the Institutional, Premier and Retail Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Retirement Class. All time periods referenced below ended as of December 31, 2011. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest rating category. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2011 under the Agreement.

Lifecycle Retirement Income Fund
•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2012.
•

The Fund’s management fees (including the waiver) and total expenses were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and in the 1st quintile of the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).

•

The Fund was in the 1st quintile of the group of comparable funds identified by Lipper for performance comparison purposes (“Performance Group”) for the one-year period and in the 2nd, 5th, 2nd, and 2nd quintiles of its Performance Group for the two-, three- and four-year and since-inception periods, respectively. The Fund was in the 1st, 2nd, 5th, 1st and 1st quintiles of its universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”) for the one-, two-, three- and four-year and since inception periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

122	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

Lifecycle 2010 Fund
•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2012.
•	The Fund’s management fees (including the waiver) and total expenses were in the 1st and 2nd quintiles, respectively, of the Fund’s Expense Universe.
•	The Fund was in the 2nd, 2nd, 4th, 3rd and 2nd quintiles of its Performance Universe for the one-, two-, three-, four- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifecycle 2015 Fund
•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2012.
•

The Fund’s total expenses were in the 1st quintile of its Expense Group and the Fund’s management fees (including the waiver) and total expenses were in the 1st quintile of the Fund’s Expense Universe.

•

The Fund was in the 1st quintile of its Performance Group for the one-, two- and five-year periods. The Fund was in the 5th and 2nd quintiles of its Performance Group for the three- and four-year periods, respectively. The Fund was in the 2nd quintile of its Performance Universe for the one-, two- and five-year periods and in the 3rd quintile of its Performance Universe for the three- and four-year periods.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifecycle 2020 Fund
•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2012.
•

The Fund’s total expenses were in the 1st quintile of its Expense Group and the Fund’s management fees (including the waiver) and total expenses were in the 1st quintile of the Fund’s Expense Universe.

•

The Fund was in the 1st, 2nd, 5th, 3rd and 2nd quintiles of its Performance Group for the one-, two-, three-, four- and five-year periods, respectively. The Fund was in the 3rd, 2nd, 4th, 3rd and 2nd quintiles of its Performance Universe for the one-, two, three-, four- and five-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	123

Renewal of investment
management agreement (unaudited)

•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifecycle 2025 Fund
•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2012.
•

The Fund’s total expenses were in the 1st quintile of its Expense Group and the Fund’s management fees (including the waiver) and total expenses were in the 1st quintile of the Fund’s Expense Universe.

•

The Fund was in the 1st, 1st, 5th, and 2nd quintiles of its Performance Group for the one-, two-, three- and four-year periods, respectively. The Fund was in the 2nd quintile of its Performance Universe for the one-, two- and five-year periods and in the 4th quintile of its Performance Universe for the three- and four-year periods.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifecycle 2030 Fund
•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2012.
•

The Fund’s total expenses were in the 1st quintile of its Expense Group and the Fund’s management fees (including the waiver) and total expenses were in the 1st quintile of the Fund’s Expense Universe.

•

The Fund was in the 1st, 2nd, 5th, 3rd and 3rd quintiles of its Performance Group for the one-, two-, three-, four- and five-year periods, respectively. The Fund was in the 3rd, 2nd, 4th, 4th and 2nd quintiles of its Performance Universe for the one-, two-, three-, four- and five-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifecycle 2035 Fund
•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2012.
•

The Fund’s total expenses were in the 1st quintile of its Expense Group and the Fund’s management fees (including the waiver) and total expenses were in the 1st quintile of the Fund’s Expense Universe.

124	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

•

The Fund was in the 1st quintile of its Performance Group for the one- and two-year periods and in the 4th quintile of its Performance Group for the three- and four-year periods. The Fund was in the 3rd, 2nd, 3rd, 4th and 2nd quintiles of its Performance Universe for the one-, two-, three-, four- and five-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifecycle 2040 Fund
•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2012.
•

The Fund’s total expenses were in the 1st quintile of its Expense Group and the Fund’s management fees (including the waiver) and total expenses were in the 1st quintile of the Fund’s Expense Universe.

•

The Fund was in the 1st, 2nd, 5th, 4th and 4th quintiles of its Performance Group for the one-, two-, three-, four- and five-year periods, respectively. The Fund was in the 3rd, 2nd, 4th, 3rd and 2nd quintiles of its Performance Universe for the one-, two-, three-, four- and five-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Lifecycle 2045 Fund
•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2012.
•

The Fund’s total expenses were in the 1st quintile of its Expense Group and the Fund’s management fees (including the waiver) and total expenses were in the 1st quintile of the Fund’s Expense Universe.

•

The Fund was in the 1st, 2nd, 4th, 4th and 3rd quintiles of its Performance Group for the one-, two-, three-, four- and five-year periods, respectively. The Fund was in the 3rd, 2nd, 4th, 4th and 4th quintiles of its Performance Universe for the one-, two-, three-, four- and five-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	125

Renewal of investment	concluded
management agreement (unaudited)

Lifecycle 2050 Fund
•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2012.
•

The Fund’s total expenses were in the 1st quintile of its Expense Group and the Fund’s management fees (including the waiver) and total expenses were in the 1st quintile of the Fund’s Expense Universe.

•

The Fund was in the 1st, 2nd, 4th, 2nd and 2nd quintiles of its Performance Group for the one-, two-, three-, four- and five-year periods, respectively. The Fund was in the 2nd, 2nd, 4th, 3rd and 3rd quintiles of its Performance Universe for the one-, two, three-, four- and five-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•

TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which also are managed by TAI) in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

126	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

Important tax information (unaudited)

TIAA-CREF Lifecycle Funds

For the year ended May 31, 2012, the Lifecycle Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long-term capital gains

Lifecycle Retirement Income	$–
Lifecycle 2010	0
Lifecycle 2015	18,465,172
Lifecycle 2020	18,544,528
Lifecycle 2025	15,320,866
Lifecycle 2030	11,301,477
Lifecycle 2035	10,719,918
Lifecycle 2040	17,304,987
Lifecycle 2045	0
Lifecycle 2050	0
Lifecycle 2055	0

For the year ended May 31, 2012, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Fund	Percentage

Lifecycle Retirement Income	19.14%
Lifecycle 2010	24.81%
Lifecycle 2015	27.43%
Lifecycle 2020	32.13%
Lifecycle 2025	36.97%
Lifecycle 2030	43.46%
Lifecycle 2035	50.66%
Lifecycle 2040	52.86%
Lifecycle 2045	53.34%
Lifecycle 2050	53.36%
Lifecycle 2055	51.05%

For the year ended May 31, 2012, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage

Lifecycle Retirement Income	12.67%
Lifecycle 2010	16.75%
Lifecycle 2015	18.39%
Lifecycle 2020	21.45%
Lifecycle 2025	24.68%
Lifecycle 2030	28.88%
Lifecycle 2035	33.53%
Lifecycle 2040	35.00%
Lifecycle 2045	35.22%
Lifecycle 2050	35.24%
Lifecycle 2055	33.70%

TIAA-CREF Lifecycle Funds ▪ 2012 Annual Report	127

Important tax information (unaudited)	concluded

TIAA-CREF Lifecycle Funds

For the year ended May 31, 2012, the Lifecycle Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

Fund	Foreign source income	Foreign source income per share

Lifecycle Retirement Income Fund	$237,431	$0.01885
Lifecycle Fund 2010	1,572,957	0.02504
Lifecycle Fund 2015	2,469,939	0.02824
Lifecycle Fund 2020	3,487,041	0.03167
Lifecycle Fund 2025	3,664,415	0.03463
Lifecycle Fund 2030	3,907,304	0.03733
Lifecycle Fund 2035	4,265,713	0.04075
Lifecycle Fund 2040	6,232,300	0.04245
Lifecycle Fund 2045	989,188	0.03487
Lifecycle Fund 2050	524,211	0.03468
Lifecycle Fund 2055	43,261	0.03737

For the year ended May 31, 2012, the Lifecycle Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

Fund	Foreign taxes paid	Foreign taxes paid per share

Lifecycle Retirement Income Fund	$27,690	$0.00220
Lifecycle Fund 2010	183,325	0.00292
Lifecycle Fund 2015	287,901	0.00329
Lifecycle Fund 2020	407,063	0.00370
Lifecycle Fund 2025	427,551	0.00404
Lifecycle Fund 2030	456,509	0.00436
Lifecycle Fund 2035	498,419	0.00476
Lifecycle Fund 2040	728,305	0.00496
Lifecycle Fund 2045	115,554	0.00407
Lifecycle Fund 2050	61,220	0.00405
Lifecycle Fund 2055	5,047	0.00436

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2012, which will be reported in conjunction with your 2012 Form 1099-DIV.

By early 2013, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

128	2012 Annual Report ▪ TIAA-CREF Lifecycle Funds

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement and Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2012 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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2012 Annual Report

TIAA-CREF

Lifecycle Index Funds

of the TIAA-CREF Funds

May 31, 2012

Understanding your Lifecycle Index Funds report

This annual report contains information about the investment performance and holdings of the Lifecycle Index Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the twelve months ended May 31, 2012. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolios of investments list the TIAA-CREF underlying funds in which each fund had investments as of May 31, 2012.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

          The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252. We urge you to read the prospectus carefully before investing.

2	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the TIAA-CREF Lifecycle Index Funds begin on page 34 of this report. You can also obtain complete lists of the holdings of the Lifecycle Index Funds and of the underlying funds in which the Lifecycle Index Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifecycle Index Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of February 28 or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Index Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifecycle Index Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	3

About the funds’ composite benchmarks

Each Lifecycle Index fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•

The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

•

The MSCI EAFE+EM Index (international equity) measures the performance of the leading stocks in 22 developed countries outside North America—in Europe, Australasia and the Far East—and in 21 emerging markets in Europe, Asia, Africa, Latin America and the Middle East.

•

The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

•

The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (inflation-protected assets) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

In March 2012, Barclays Capital changed its name to Barclays.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

4	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

          On pages 6 through 9, you will find expense examples for each share class of the funds. These expense examples are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

          The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2011–May 31, 2012).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.
          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	5

Important information about expenses

Expense examples

Six months ended May 31, 2012

Lifecycle Index Funds Retirement Class	Beginning account value (12/1/11)	Ending account value (5/31/12)	Expenses paid during period* (12/1/11–5/31/12)	Effective expenses paid during period† (12/1/11–5/31/12)

Retirement Income Fund actual return	$1,000.00	$1,034.07	$1.58	$2.24
5% annual hypothetical return	1,000.00	1,023.45	1.57	2.23

2010 Fund actual return	$1,000.00	$1,034.03	$1.63	$2.24
5% annual hypothetical return	1,000.00	1,023.40	1.62	2.23

2015 Fund actual return	$1,000.00	$1,034.35	$1.68	$2.24
5% annual hypothetical return	1,000.00	1,023.35	1.67	2.23

2020 Fund actual return	$1,000.00	$1,033.76	$1.73	$2.29
5% annual hypothetical return	1,000.00	1,023.30	1.72	2.28

2025 Fund actual return	$1,000.00	$1,033.27	$1.73	$2.24
5% annual hypothetical return	1,000.00	1,023.30	1.72	2.23

2030 Fund actual return	$1,000.00	$1,032.85	$1.78	$2.24
5% annual hypothetical return	1,000.00	1,023.25	1.77	2.23

2035 Fund actual return	$1,000.00	$1,031.86	$1.78	$2.24
5% annual hypothetical return	1,000.00	1,023.25	1.77	2.23

2040 Fund actual return	$1,000.00	$1,031.42	$1.78	$2.23
5% annual hypothetical return	1,000.00	1,023.25	1.77	2.23

2045 Fund actual return	$1,000.00	$1,031.81	$1.78	$2.23
5% annual hypothetical return	1,000.00	1,023.25	1.77	2.23

2050 Fund actual return	$1,000.00	$1,031.83	$1.78	$2.24
5% annual hypothetical return	1,000.00	1,023.25	1.77	2.23

2055 Fund actual return	$1,000.00	$1,031.88	$1.78	$2.24
5% annual hypothetical return	1,000.00	1,023.25	1.77	2.23

*

The amounts in the “Expenses paid during period” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2012. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.31% for the Retirement Income Fund; 0.32% for the 2010 Fund; 0.33% for the 2015 Fund; 0.34% for the 2020 and 2025 Funds; and 0.35% for the 2030, 2035, 2040, 2045, 2050 and 2055 Funds.

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share

6	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.44% for the Retirement Income, 2010, 2015, 2025, 2030, 2035, 2040, 2045, 2050 and 2055 Funds; and 0.45% for the 2020 Fund.

Expense examples

Six months ended May 31, 2012

Lifecycle Index Funds Institutional Class	Beginning account value (12/1/11)	Ending account value (5/31/12)	Expenses paid during period* (12/1/11–5/31/12)	Effective expenses paid during period† (12/1/11–5/31/12)

Retirement Income Fund actual return	$1,000.00	$1,035.29	$0.31	$0.97
5% annual hypothetical return	1,000.00	1,024.70	0.30	0.96

2010 Fund actual return	$1,000.00	$1,035.68	$0.36	$0.97
5% annual hypothetical return	1,000.00	1,024.65	0.35	0.96

2015 Fund actual return	$1,000.00	$1,035.29	$0.41	$0.97
5% annual hypothetical return	1,000.00	1,024.60	0.40	0.96

2020 Fund actual return	$1,000.00	$1,034.05	$0.46	$1.02
5% annual hypothetical return	1,000.00	1,024.55	0.46	1.01

2025 Fund actual return	$1,000.00	$1,034.14	$0.46	$0.97
5% annual hypothetical return	1,000.00	1,024.55	0.46	0.96

2030 Fund actual return	$1,000.00	$1,034.84	$0.51	$0.97
5% annual hypothetical return	1,000.00	1,024.50	0.51	0.96

2035 Fund actual return	$1,000.00	$1,033.74	$0.51	$0.97
5% annual hypothetical return	1,000.00	1,024.50	0.51	0.96

2040 Fund actual return	$1,000.00	$1,032.41	$0.51	$0.97
5% annual hypothetical return	1,000.00	1,024.50	0.51	0.96

2045 Fund actual return	$1,000.00	$1,032.86	$0.51	$0.97
5% annual hypothetical return	1,000.00	1,024.50	0.51	0.96

2050 Fund actual return	$1,000.00	$1,032.89	$0.51	$0.97
5% annual hypothetical return	1,000.00	1,024.50	0.51	0.96

2055 Fund actual return	$1,000.00	$1,033.65	$0.51	$0.97
5% annual hypothetical return	1,000.00	1,024.50	0.51	0.96

*

The amounts in the “Expenses paid during period” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2012. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.06% for the Retirement

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	7

Important information about expenses

Income Fund; 0.07% for the 2010 Fund; 0.08% for the 2015 Fund; 0.09% for the 2020 and 2025 Funds; and 0.10% for the 2030, 2035, 2040, 2045, 2050 and 2055 Funds.
†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.19% for the Retirement Income, 2010, 2015, 2025, 2030, 2035, 2040, 2045, 2050 and 2055 Funds; and 0.20% for the 2020 Fund.

Expense examples

Six months ended May 31, 2012

Lifecycle Index Funds Premier Class	Beginning account value (12/1/11)	Ending account value (5/31/12)	Expenses paid during period* (12/1/11–5/31/12)	Effective expenses paid during period† (12/1/11–5/31/12)

Retirement Income Fund actual return	$1,000.00	$1,034.56	$1.07	$1.73
5% annual hypothetical return	1,000.00	1,023.95	1.06	1.72

2010 Fund actual return	$1,000.00	$1,034.70	$1.12	$1.73
5% annual hypothetical return	1,000.00	1,023.90	1.11	1.72

2015 Fund actual return	$1,000.00	$1,034.40	$1.17	$1.73
5% annual hypothetical return	1,000.00	1,023.85	1.16	1.72

2020 Fund actual return	$1,000.00	$1,034.01	$1.22	$1.78
5% annual hypothetical return	1,000.00	1,023.80	1.21	1.77

2025 Fund actual return	$1,000.00	$1,034.13	$1.22	$1.73
5% annual hypothetical return	1,000.00	1,023.80	1.21	1.72

2030 Fund actual return	$1,000.00	$1,033.89	$1.27	$1.73
5% annual hypothetical return	1,000.00	1,023.75	1.26	1.72

2035 Fund actual return	$1,000.00	$1,032.81	$1.27	$1.73
5% annual hypothetical return	1,000.00	1,023.75	1.26	1.72

2040 Fund actual return	$1,000.00	$1,032.37	$1.27	$1.73
5% annual hypothetical return	1,000.00	1,023.75	1.26	1.72

2045 Fund actual return	$1,000.00	$1,031.94	$1.27	$1.73
5% annual hypothetical return	1,000.00	1,023.75	1.26	1.72

2050 Fund actual return	$1,000.00	$1,032.02	$1.27	$1.73
5% annual hypothetical return	1,000.00	1,023.75	1.26	1.72

2055 Fund actual return	$1,000.00	$1,032.56	$1.27	$1.73
5% annual hypothetical return	1,000.00	1,023.75	1.26	1.72

8	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

concluded

*

The amounts in the “Expenses paid during period” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2012. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.21% for the Retirement Income Fund; 0.22% for the 2010 Fund; 0.23% for the 2015 Fund; 0.24% for the 2020 and 2025 Funds; and 0.25% for the 2030, 2035, 2040, 2045, 2050 and 2055 Funds.

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.34% for the Retirement Income, 2010, 2015, 2025, 2030, 2035, 2040, 2045, 2050 and 2055 Funds; and 0.35% for the 2020 Fund.

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	9

Investment results of the Lifecycle Index Funds

Performance for the twelve months ended May 31, 2012

The eleven TIAA-CREF Lifecycle Index Funds performed within close range of their respective composite benchmarks in a volatile equity market. Returns for the Retirement Class varied from –5.62% for the 2040 Fund to 2.02% for the Retirement Income Fund.

With growth still slow, stocks decline

The nation’s gross domestic product, which measures the value of all goods and services produced in the United States, rose in the first quarter of 2012 by a year-over-year rate of 2.0%, adjusted for inflation. This modest increase reflected a rise in personal consumption and in purchases of private homes and apartment houses. However, growth was constrained by persistently high unemployment, as well as by reduced government spending at the federal, state and local levels.

          The Russell 3000® Index, which measures the broad U.S. stock market, declined 1.87% for the twelve-month period. Foreign stocks—hampered by both Europe’s debt troubles and slower growth worldwide—posted double-digit losses. The MSCI EAFE (Europe, Australasia, Far East)+EM (Emerging Markets) Index, which measures stock performance in 22 developed nations outside North America and in 21 developing nations, fell 20.44% in dollar terms. A sizable portion of this drop resulted from a stronger dollar, which reduced the value of many foreign holdings for U.S. investors.

Investors seek safety in bonds

Against the backdrop of a weak recovery, the Federal Reserve maintained its target for the federal funds rate within a range of 0% to 0.25%. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.) The Barclays U.S. Aggregate Bond Index, which measures the performance of the broad domestic market for investment-grade, fixed-rate bonds, returned 7.12% for the period.

          U.S. Treasury securities jumped 9.1%, outperforming both the 8.4% gain of corporate bonds and the 5.0% return of U.S. mortgage-backed securities. Inflation-protected bonds, as measured by the Barclays U.S. Treasury Inflation Protected Securities Index (Series-L), posted a gain of 13.19%.

10	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

The funds lag their respective benchmarks

All eleven Lifecycle Index Funds were adversely affected by the declining global stock markets; nine funds posted losses for the twelve-month period. The funds’ returns included deductions for expenses while those of their composite benchmarks did not. The difference between the individual Lifecycle Index Funds’ returns and those of their respective composite benchmarks ranged from 0.24 of a percentage point for the 2015 Fund to 0.40 of a point for the 2010 Fund. (All fund returns are for the Retirement Class.)

          For the period, the largest detraction from the Lifecycle Index Funds’ performance came from sizable losses in the international equity sector. Losses from U.S. stocks were much smaller. These negative results were partly offset by gains in the fixed-income sector. The Retirement Income Fund, 2010 Fund, 2015 Fund, 2020 Fund and 2025 Fund were helped by gains in the inflation-protected assets sector. In general, individual Lifecycle Index Funds with larger allocations to bonds performed better for the period.

          The Lifecycle Index Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and inflation-protected assets. They do this by investing in underlying funds that are managed to track individual benchmark indexes.

Those underlying funds may include the TIAA-CREF Equity Index Fund, the International Equity Index Fund, the Emerging Markets Equity Index Fund, the Bond Index Fund and the Inflation-Linked Bond Fund.

          How a Lifecycle Index fund’s holdings are distributed among market sectors and among underlying funds depends on how far that fund is from its target retirement date. Allocations are dynamic—they become more conservative over time (except for the allocations of the Lifecycle Index Retirement Income Fund, which are relatively stable). Each Lifecycle Index fund is rebalanced periodically to keep its allocations on target.

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	11

Lifecycle Index Retirement Income Fund

Performance as of May 31, 2012

		Total return	Average annual total return
Lifecycle Index Retirement Income Fund	Inception date	1 year	since inception

Retirement Class	9/30/2009	2.02%	7.11%
Institutional Class	9/30/2009	2.36	7.39
Premier Class	9/30/2009	2.21	7.21

Lifecycle Index Retirement Income Fund Composite Index*	—	2.40	7.58	†

Broad market index Barclays U.S. Aggregate Bond Index	—	7.12	6.34	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on May 31, 2012, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 50.0% Barclays U.S. Aggregate Bond Index; 30.0% Russell 3000® Index; 10.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

12	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Lifecycle Index Retirement Income Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation			Target allocation
			For June 30, 2012
	% of net assets as of 5/31/12	Target allocation for 6/30/12

Equity
U.S. equity	29.7%	30.0%
International equity	9.8	10.0
Fixed income
Fixed income	50.3	50.0
Inflation-protected assets	10.1	10.0

Other assets & liabilities, net	0.1	—

Total	100.0	100.0

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	13

Lifecycle Index 2010 Fund

Performance as of May 31, 2012

		Total return	Average annual total return

Lifecycle Index 2010 Fund	Inception date	1 year	since inception

Retirement Class	9/30/2009	0.58%	7.15%
Institutional Class	9/30/2009	0.92	7.44
Premier Class	9/30/2009	0.74	7.27

Lifecycle Index 2010 Fund
Composite Index*	—	0.98	7.62	†

Broad market index
Barclays U.S. Aggregate Bond Index	—	7.12	6.34	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on May 31, 2012, the Lifecycle Index 2010 Fund Composite Index consisted of: 45.2% Barclays U.S. Aggregate Bond Index; 36.0% Russell 3000® Index; 12.0% MSCI EAFE+EM Index; and 6.8% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

14	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2010 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation			Target allocation
			For June 30, 2012
	% of net assets as of 5/31/12	Target allocation for 6/30/12

Equity U.S. equity	35.7%	36.0%
International equity	11.8	12.0
Fixed income
Fixed income	45.3	45.2
Inflation-protected assets	6.8	6.8

Other assets & liabilities, net	0.4	—

Total	100.0	100.0

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	15

Lifecycle Index 2015 Fund

Performance as of May 31, 2012

		Total return	Average annual total return

Lifecycle Index 2015 Fund	Inception date	1 year	since inception

Retirement Class	9/30/2009	–0.40%	7.20%
Institutional Class	9/30/2009	–0.21	7.46
Premier Class	9/30/2009	–0.39	7.30

Lifecycle Index 2015 Fund
Composite Index*	—	–0.16	7.65	†

Broad market index
Russell 3000® Index	—	–1.87	10.85	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on May 31, 2012, the Lifecycle Index 2015 Fund Composite Index consisted of: 41.2% Russell 3000 Index; 40.3% Barclays U.S. Aggregate Bond Index; 13.7% MSCI EAFE+EM Index; and 4.8% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

16	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2015 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation			Target allocation
			For June 30, 2012
	% of net assets as of 5/31/12	Target allocation for 6/30/12

Equity
U.S. equity	40.7%	41.1%
International equity	13.6	13.7
Fixed income
Fixed income	40.5	40.4
Inflation-protected assets	4.8	4.8

Other assets & liabilities, net	0.4	—

Total	100.0	100.0

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	17

Lifecycle Index 2020 Fund

Performance as of May 31, 2012

		Total return	Average annual total return

Lifecycle Index 2020 Fund	Inception date	1 year	since inception

Retirement Class	9/30/2009	–1.70%	7.19%
Institutional Class	9/30/2009	–1.49	7.43
Premier Class	9/30/2009	–1.67	7.26

Lifecycle Index 2020 Fund
Composite Index*	—	–1.40	7.63	†

Broad market index
Russell 3000® Index	—	–1.87	10.85	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on May 31, 2012, the Lifecycle Index 2020 Fund Composite Index consisted of: 47.2% Russell 3000 Index; 34.3% Barclays U.S. Aggregate Bond Index; 15.7% MSCI EAFE+EM Index; and 2.8% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

18	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2020 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation			Target allocation
			For June 30, 2012
	% of net assets as of 5/31/12	Target allocation for 6/30/12

Equity U.S. equity	46.9%	47.1%
International equity	15.5	15.7
Fixed income
Fixed income	34.6	34.4
Inflation-protected assets	2.8	2.8

Other assets & liabilities, net	0.2	—

Total	100.0	100.0

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	19

Lifecycle Index 2025 Fund

Performance as of May 31, 2012

		Total return	Average annual total return

Lifecycle Index 2025 Fund	Inception date	1 year	since inception

Retirement Class	9/30/2009	–2.97%	7.18%
Institutional Class	9/30/2009	–2.70	7.44
Premier Class	9/30/2009	–2.79	7.31

Lifecycle Index 2025 Fund
Composite Index*	—	–2.66	7.60	†

Broad market index
Russell 3000® Index	—	–1.87	10.85	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on May 31, 2012, the Lifecycle Index 2025 Fund Composite Index consisted of: 53.2% Russell 3000 Index; 28.3% Barclays U.S. Aggregate Bond Index; 17.7% MSCI EAFE+EM Index; and 0.8% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

20	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2025 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation			Target allocation
			For June 30, 2012
	% of net assets as of 5/31/12	Target allocation for 6/30/12

Equity
U.S. equity	52.8%	53.1%
International equity	17.5	17.7
Fixed income
Fixed income	28.6	28.4
Inflation-protected assets	0.7	0.8

Other assets & liabilities, net	0.4	—

Total	100.0	100.0

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	21

Lifecycle Index 2030 Fund

Performance as of May 31, 2012

		Total return	Average annual total return

Lifecycle Index 2030 Fund	Inception date	1 year	since inception

Retirement Class	9/30/2009	–4.10%	7.22%
Institutional Class	9/30/2009	–3.89	7.48
Premier Class	9/30/2009	–4.00	7.31

Lifecycle Index 2030 Fund
Composite Index*	—	–3.85	7.59	†

Broad market index
Russell 3000® Index	—	–1.87	10.85	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on May 31, 2012, the Lifecycle Index 2030 Fund Composite Index consisted of: 59.2% Russell 3000 Index; 21.1% Barclays U.S. Aggregate Bond Index; and 19.7% MSCI EAFE+EM Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

22	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2030 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation			Target allocation
			For June 30, 2012
	% of net assets as of 5/31/12	Target allocation for 6/30/12

Equity
U.S. equity	58.8%	59.1%
International equity	19.4	19.7
Fixed income	21.4	21.2

Other assets & liabilities, net	0.4	—

Total	100.0	100.0

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	23

Lifecycle Index 2035 Fund

Performance as of May 31, 2012

		Total return	Average annual total return

Lifecycle Index 2035 Fund	Inception date	1 year	since inception

Retirement Class	9/30/2009	–5.36%	7.14%
Institutional Class	9/30/2009	–5.07	7.44
Premier Class	9/30/2009	–5.26	7.27

Lifecycle Index 2035 Fund
Composite Index*	—	–5.02	7.57	†

Broad market index
Russell 3000® Index	—	–1.87	10.85	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on May 31, 2012, the Lifecycle Index 2035 Fund Composite Index consisted of: 65.2% Russell 3000 Index; 21.7% MSCI EAFE+EM Index; and 13.1% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

24	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2035 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation			Target allocation
			For June 30, 2012
	% of net assets as of 5/31/12	Target allocation for 6/30/12

Equity
U.S. equity	65.2%	65.1%
International equity	21.0	21.7
Fixed income	13.4	13.2

Other assets & liabilities, net	0.4	—

Total	100.0	100.0

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	25

Lifecycle Index 2040 Fund

Performance as of May 31, 2012

		Total return	Average annual total return

Lifecycle Index 2040 Fund	Inception date	1 year	since inception

Retirement Class	9/30/2009	–5.62%	7.08%
Institutional Class	9/30/2009	–5.42	7.34
Premier Class	9/30/2009	–5.52	7.17

Lifecycle Index 2040 Fund
Composite Index*	—	–5.30	7.50	†

Broad market index
Russell 3000® Index	—	–1.87	10.85	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on May 31, 2012, the Lifecycle Index 2040 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

26	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2040 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation			Target allocation
			For June 30, 2012
	% of net assets as of 5/31/12	Target allocation for 6/30/12

Equity
U.S. equity	67.5%	67.5%
International equity	21.8	22.5
Fixed income	10.3	10.0

Other assets & liabilities, net	0.4	—

Total	100.0	100.0

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	27

Lifecycle Index 2045 Fund

Performance as of May 31, 2012

		Total return	Average annual total return

Lifecycle Index 2045 Fund	Inception date	1 year	since inception

Retirement Class	9/30/2009	–5.56%	7.10%
Institutional Class	9/30/2009	–5.36	7.33
Premier Class	9/30/2009	–5.46	7.20

Lifecycle Index 2045 Fund
Composite Index*	—	–5.30	7.50	†

Broad market index
Russell 3000® Index	—	–1.87	10.85	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on May 31, 2012, the Lifecycle Index 2045 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

28	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2045 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation			Target allocation
			For June 30, 2012

	% of net assets as of 5/31/12	Target allocation for 6/30/12

Equity
U.S. equity	67.2%	67.5%
International equity	21.6	22.5
Fixed income	10.3	10.0

Other assets & liabilities, net	0.9	—

Total	100.0	100.0

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	29

Lifecycle Index 2050 Fund

Performance as of May 31, 2012

		Total return	Average annual total return

Lifecycle Index 2050 Fund	Inception date	1 year	since inception

Retirement Class	9/30/2009	–5.57%	7.10%
Institutional Class	9/30/2009	–5.36	7.38
Premier Class	9/30/2009	–5.46	7.21

Lifecycle Index 2050 Fund
Composite Index*	—	–5.30	7.50	†

Broad market index
Russell 3000® Index	—	–1.87	10.85	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on May 31, 2012, the Lifecycle Index 2050 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

30	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2050 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation			Target allocation
			For June 30, 2012
	% of net assets as of 5/31/12	Target allocation for 6/30/12

Equity
U.S. equity	67.3%	67.5%
International equity	21.7	22.5
Fixed income	10.3	10.0

Other assets & liabilities, net	0.7	—

Total	100.0	100.0

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	31

Lifecycle Index 2055 Fund

Performance as of May 31, 2012

		Total return	Average annual total return

Lifecycle Index 2055 Fund	Inception date	1 year	since inception

Retirement Class	4/29/2011	–5.59%	–6.29%
Institutional Class	4/29/2011	–5.33	–6.05
Premier Class	4/29/2011	–5.53	–6.23

Lifecycle Index 2055 Fund
Composite Index*	—	–5.30	–6.01	†

Broad market index
Russell 3000® Index	—	–1.87	–2.75	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on May 31, 2012, the Lifecycle Index 2055 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Retirement Class.

32	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2055 Fund

$10,000 invested at fund’s inception

Retirement Class (inception April 29, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation			Target allocation
			For June 30, 2012
	% of net assets as of 5/31/12	Target allocation for 6/30/12

Equity
U.S. equity	67.5%	67.5%
International equity	21.9	22.5
Fixed income	10.3	10.0

Other assets & liabilities, net	0.3	—

Total	100.0	100.0

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	33

Portfolio of investments

Lifecycle Index Retirement Income Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
673,934	TIAA-CREF Bond Index Fund		$7,372,835	50.3%

			7,372,835	50.3

INFLATION-PROTECTED ASSETS
118,325	TIAA-CREF Inflation-Linked Bond Fund		1,480,252	10.1

			1,480,252	10.1

INTERNATIONAL EQUITY
40,720	TIAA-CREF Emerging Markets Equity Index Fund		380,733	2.6
78,055	TIAA-CREF International Equity Index Fund		1,064,670	7.2

			1,445,403	9.8

U.S. EQUITY
435,902	TIAA-CREF Equity Index Fund		4,354,657	29.7

			4,354,657	29.7

	TOTAL TIAA-CREF FUNDS	(Cost $13,648,324)	14,653,147	99.9

	TOTAL PORTFOLIO	(Cost $13,648,324)	14,653,147	99.9
	OTHER ASSETS & LIABILITIES, NET		8,186	0.1

	NET ASSETS		$14,661,333	100.0%

Lifecycle Index 2010 Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
3,343,617	TIAA-CREF Bond Index Fund		$36,579,175	45.3%

			36,579,175	45.3

INFLATION-PROTECTED ASSETS
439,554	TIAA-CREF Inflation-Linked Bond Fund		5,498,823	6.8

			5,498,823	6.8

INTERNATIONAL EQUITY
269,022	TIAA-CREF Emerging Markets Equity Index Fund		2,515,358	3.1
515,624	TIAA-CREF International Equity Index Fund		7,033,112	8.7

			9,548,470	11.8

U.S. EQUITY
2,880,282	TIAA-CREF Equity Index Fund		28,774,018	35.7

			28,774,018	35.7

	TOTAL TIAA-CREF FUNDS	(Cost $75,335,868)	80,400,486	99.6

	TOTAL PORTFOLIO	(Cost $75,335,868)	80,400,486	99.6
	OTHER ASSETS & LIABILITIES, NET		345,833	0.4

	NET ASSETS		$80,746,319	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

34	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2015 Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
4,710,242	TIAA-CREF Bond Index Fund		$51,530,047	40.5%

			51,530,047	40.5

INFLATION-PROTECTED ASSETS
488,511	TIAA-CREF Inflation-Linked Bond Fund		6,111,276	4.8

			6,111,276	4.8

INTERNATIONAL EQUITY
484,944	TIAA-CREF Emerging Markets Equity Index Fund		4,534,230	3.6
929,577	TIAA-CREF International Equity Index Fund		12,679,431	10.0

			17,213,661	13.6

U.S. EQUITY
5,192,588	TIAA-CREF Equity Index Fund		51,873,954	40.7

			51,873,954	40.7

	TOTAL TIAA-CREF FUNDS	(Cost $119,457,290)	126,728,938	99.6

	TOTAL PORTFOLIO	(Cost $119,457,290)	126,728,938	99.6
	OTHER ASSETS & LIABILITIES, NET		536,774	0.4

	NET ASSETS		$127,265,712	100.0%

Lifecycle Index 2020 Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
4,978,028	TIAA-CREF Bond Index Fund		$54,459,629	34.6%

			54,459,629	34.6

INFLATION-PROTECTED ASSETS
351,876	TIAA-CREF Inflation-Linked Bond Fund		4,401,974	2.8

			4,401,974	2.8

INTERNATIONAL EQUITY
688,397	TIAA-CREF Emerging Markets Equity Index Fund		6,436,516	4.1
1,320,181	TIAA-CREF International Equity Index Fund		18,007,275	11.4

			24,443,791	15.5

U.S. EQUITY
7,382,132	TIAA-CREF Equity Index Fund		73,747,498	46.9

			73,747,498	46.9

	TOTAL TIAA-CREF FUNDS	(Cost $148,966,830)	157,052,892	99.8

	TOTAL PORTFOLIO	(Cost $148,966,830)	157,052,892	99.8
	OTHER ASSETS & LIABILITIES, NET		377,814	0.2

	NET ASSETS		$157,430,706	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	35

Portfolio of investments

Lifecycle Index 2025 Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
3,770,489	TIAA-CREF Bond Index Fund		$41,249,153	28.6%

			41,249,153	28.6

INFLATION-PROTECTED ASSETS
88,822	TIAA-CREF Inflation-Linked Bond Fund		1,111,167	0.7

			1,111,167	0.7

INTERNATIONAL EQUITY
710,251	TIAA-CREF Emerging Markets Equity Index Fund		6,640,842	4.6
1,361,702	TIAA-CREF International Equity Index Fund		18,573,617	12.9

			25,214,459	17.5

U.S. EQUITY
7,624,345	TIAA-CREF Equity Index Fund		76,167,211	52.8

			76,167,211	52.8

	TOTAL TIAA-CREF FUNDS	(Cost $136,690,655)	143,741,990	99.6

	TOTAL PORTFOLIO	(Cost $136,690,655)	143,741,990	99.6
	OTHER ASSETS & LIABILITIES, NET		573,527	0.4

	NET ASSETS		$144,315,517	100.0%

Lifecycle Index 2030 Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
3,028,623	TIAA-CREF Bond Index Fund		$33,133,138	21.4%

			33,133,138	21.4

INTERNATIONAL EQUITY
847,765	TIAA-CREF Emerging Markets Equity Index Fund		7,926,601	5.1
1,624,940	TIAA-CREF International Equity Index Fund		22,164,187	14.3

			30,090,788	19.4

U.S. EQUITY
9,127,102	TIAA-CREF Equity Index Fund		91,179,745	58.8

			91,179,745	58.8

	TOTAL TIAA-CREF FUNDS	(Cost $146,951,703)	154,403,671	99.6

	TOTAL PORTFOLIO	(Cost $146,951,703)	154,403,671	99.6
	OTHER ASSETS & LIABILITIES, NET		624,446	0.4

	NET ASSETS		$155,028,117	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

36	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2035 Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
1,780,594	TIAA-CREF Bond Index Fund		$19,479,702	13.4%

			19,479,702	13.4

INTERNATIONAL EQUITY
862,872	TIAA-CREF Emerging Markets Equity Index Fund		8,067,856	5.5
1,652,092	TIAA-CREF International Equity Index Fund		22,534,533	15.5

			30,602,389	21.0

U.S. EQUITY
9,489,067	TIAA-CREF Equity Index Fund		94,795,777	65.2

			94,795,777	65.2

	TOTAL TIAA-CREF FUNDS	(Cost $138,208,887)	144,877,868	99.6

	TOTAL PORTFOLIO	(Cost $138,208,887)	144,877,868	99.6
	OTHER ASSETS & LIABILITIES, NET		594,637	0.4

	NET ASSETS		$145,472,505	100.0%

Lifecycle Index 2040 Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
1,841,338	TIAA-CREF Bond Index Fund		$20,144,236	10.3%

			20,144,236	10.3

INTERNATIONAL EQUITY
1,196,372	TIAA-CREF Emerging Markets Equity Index Fund		11,186,075	5.8
2,291,177	TIAA-CREF International Equity Index Fund		31,251,659	16.0

			42,437,734	21.8

U.S. EQUITY
13,174,442	TIAA-CREF Equity Index Fund		131,612,674	67.5

			131,612,674	67.5

	TOTAL TIAA-CREF FUNDS	(Cost $184,506,196)	194,194,644	99.6

	TOTAL PORTFOLIO	(Cost $184,506,196)	194,194,644	99.6
	OTHER ASSETS & LIABILITIES, NET		723,038	0.4

	NET ASSETS		$194,917,682	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	37

Portfolio of investments

Lifecycle Index 2045 Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
527,110	TIAA-CREF Bond Index Fund		$5,766,581	10.3%

			5,766,581	10.3

INTERNATIONAL EQUITY
341,738	TIAA-CREF Emerging Markets Equity Index Fund		3,195,248	5.7
655,927	TIAA-CREF International Equity Index Fund		8,946,840	15.9

			12,142,088	21.6

U.S. EQUITY
3,772,024	TIAA-CREF Equity Index Fund		37,682,520	67.2

			37,682,520	67.2

	TOTAL TIAA-CREF FUNDS	(Cost $53,823,204)	55,591,189	99.1

	TOTAL PORTFOLIO	(Cost $53,823,204)	55,591,189	99.1
	OTHER ASSETS & LIABILITIES, NET		490,612	0.9

	NET ASSETS		$56,081,801	100.0%

Lifecycle Index 2050 Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
341,795	TIAA-CREF Bond Index Fund		$3,739,239	10.3%

			3,739,239	10.3

INTERNATIONAL EQUITY
222,237	TIAA-CREF Emerging Markets Equity Index Fund		2,077,920	5.7
425,521	TIAA-CREF International Equity Index Fund		5,804,102	16.0

			7,882,022	21.7

U.S. EQUITY
2,445,023	TIAA-CREF Equity Index Fund		24,425,781	67.3

			24,425,781	67.3

	TOTAL TIAA-CREF FUNDS	(Cost $34,750,696)	36,047,042	99.3

	TOTAL PORTFOLIO	(Cost $34,750,696)	36,047,042	99.3
	OTHER ASSETS & LIABILITIES, NET		271,346	0.7

	NET ASSETS		$36,318,388	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

38	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2055 Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
97,618	TIAA-CREF Bond Index Fund		$1,067,942	10.3%

			1,067,942	10.3

INTERNATIONAL EQUITY
63,494	TIAA-CREF Emerging Markets Equity Index Fund		593,673	5.8
121,901	TIAA-CREF International Equity Index Fund		1,662,730	16.1

			2,256,403	21.9

U.S. EQUITY
697,785	TIAA-CREF Equity Index Fund		6,970,868	67.5

			6,970,868	67.5

	TOTAL TIAA-CREF FUNDS	(Cost $11,120,275)	10,295,213	99.7

	TOTAL PORTFOLIO	(Cost $11,120,275)	10,295,213	99.7
	OTHER ASSETS & LIABILITIES, NET		33,192	0.3

	NET ASSETS		$10,328,405	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	39

Statements of assets and liabilities

TIAA-CREF Lifecycle Index Funds ▪ May 31, 2012

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

ASSETS
Affiliated investments, at value*	$14,653,147	$80,400,486	$126,728,938	$157,052,892	$143,741,990	$154,403,671
Cash	13,245	79,279	95,538	69,595	82,236	97,333
Receivable from securities transactions	225,448	1,251,835	1,951,138	2,167,796	1,705,524	1,371,038
Receivable from Fund shares sold	6,871	278,997	428,197	322,857	524,058	572,029
Dividends and interest receivable	12,604	63,340	89,332	94,990	72,174	57,924
Due from affiliates	706	829	854	1,041	1,006	1,077
Other	168	792	1,148	1,363	1,252	1,390

Total assets	14,912,189	82,075,558	129,295,145	159,710,534	146,128,240	156,504,462

LIABILITIES
Management fees payable	72	462	833	1,164	1,065	1,272
Service agreement fees payable	13	80	193	172	118	154
Distribution fees payable	324	1,637	1,978	3,474	2,333	2,931
Due to affiliates	71	589	922	1,088	1,021	1,108
Payable for securities transactions	243,198	1,311,335	2,005,388	2,250,296	1,785,524	1,446,788
Accrued expenses and other payables	7,178	15,136	20,119	23,634	22,662	24,092

Total liabilities	250,856	1,329,239	2,029,433	2,279,828	1,812,723	1,476,345

NET ASSETS	$14,661,333	$80,746,319	$127,265,712	$157,430,706	$144,315,517	$155,028,117

NET ASSETS CONSIST OF:
Paid-in-capital	$13,716,393	$76,122,563	$120,451,664	$149,909,647	$137,653,625	$147,994,505
Undistributed net investment income (loss)	23,397	305,690	408,052	397,192	295,403	209,342
Accumulated net realized gain (loss) on total investments	(83,280)	(746,552)	(865,652)	(962,195)	(684,846)	(627,698)
Net unrealized appreciation (depreciation) on total investments	1,004,823	5,064,618	7,271,648	8,086,062	7,051,335	7,451,968

NET ASSETS	$14,661,333	$80,746,319	$127,265,712	$157,430,706	$144,315,517	$155,028,117

RETIREMENT CLASS:
Net assets	$622,496	$4,044,064	$9,526,721	$8,485,091	$5,837,383	$7,553,234
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	54,883	350,289	822,046	732,242	503,968	651,402

Net asset value per share	$11.34	$11.54	$11.59	$11.59	$11.58	$11.60

INSTITUTIONAL CLASS:
Net assets	$11,470,453	$64,001,613	$102,292,161	$121,898,593	$120,360,325	$124,802,113
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,010,890	5,517,173	8,787,240	10,477,169	10,347,798	10,716,982

Net asset value per share	$11.35	$11.60	$11.64	$11.63	$11.63	$11.65

PREMIER CLASS:
Net assets	$2,568,384	$12,700,642	$15,446,830	$27,047,022	$18,117,809	$22,672,770
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	226,504	1,097,485	1,330,238	2,331,525	1,561,021	1,951,973

Net asset value per share	$11.34	$11.57	$11.61	$11.60	$11.61	$11.62

* Affiliated investments, cost	$13,648,324	$75,335,868	$119,457,290	$148,966,830	$136,690,655	$146,951,703

40 2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report 41

Statements of assets and liabilities	concluded

TIAA-CREF Lifecycle Index Funds ▪ May 31, 2012

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund

ASSETS
Affiliated investments, at value*	$144,877,868	$194,194,644	$55,591,189	$36,047,042	$10,295,213
Cash	54,202	107,420	41,092	24,031	15,824
Receivable from securities transactions	638,740	784,637	213,261	146,291	40,283
Receivable from Fund shares sold	532,062	655,758	474,433	263,328	33,403
Dividends and interest receivable	33,862	35,224	9,985	6,498	1,872
Due from affiliates	1,045	1,192	802	738	695
Other	1,292	1,755	476	336	73

Total assets	146,139,071	195,780,630	56,331,238	36,488,264	10,387,363

LIABILITIES
Management fees payable	1,196	1,603	458	297	85
Service agreement fees payable	129	157	59	35	20
Distribution fees payable	1,784	2,100	921	468	129
Due to affiliates	1,034	1,417	340	208	36
Payable for securities transactions	638,740	828,387	235,511	158,291	52,033
Accrued expenses and other payables	23,683	29,284	12,148	10,577	6,655

Total liabilities	666,566	862,948	249,437	169,876	58,958

NET ASSETS	$145,472,505	$194,917,682	$56,081,801	$36,318,388	$10,328,405

NET ASSETS CONSIST OF:
Paid-in-capital	$139,190,436	$185,694,123	$54,417,547	$35,133,474	$11,170,263
Undistributed net investment income (loss)	88,944	74,989	18,341	12,827	3,289
Accumulated net realized gain (loss) on total investments	(475,856)	(539,878)	(122,072)	(124,259)	(20,085)
Net unrealized appreciation (depreciation) on total investments	6,668,981	9,688,448	1,767,985	1,296,346	(825,062)

NET ASSETS	$145,472,505	$194,917,682	$56,081,801	$36,318,388	$10,328,405

RETIREMENT CLASS:
Net assets	$6,336,945	$7,750,817	$2,966,547	$1,691,851	$966,015
Outstanding shares of beneficial interest,
unlimited shares authorized ($.0001 par value)	547,484	669,759	258,065	147,289	105,364

Net asset value per share	$11.57	$11.57	$11.50	$11.49	$9.17

INSTITUTIONAL CLASS:
Net assets	$125,358,496	$170,933,832	$45,913,210	$30,943,119	$8,375,892
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	10,780,971	14,706,916	3,977,679	2,682,172	912,662

Net asset value per share	$11.63	$11.62	$11.54	$11.54	$9.18

PREMIER CLASS:
Net assets	$13,777,064	$16,233,033	$7,202,044	$3,683,418	$986,498
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,188,068	1,400,722	625,295	320,129	107,555

Net asset value per share	$11.60	$11.59	$11.52	$11.51	$9.17

* Affiliated investments, cost	$138,208,887	$184,506,196	$53,823,204	$34,750,696	$11,120,275

42 2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report 43

Statements of operations

TIAA-CREF Lifecycle Index Funds ▪ For the year ended May 31, 2012

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$264,320	$1,542,668	$2,280,970	$2,644,729	$2,369,236	$2,508,537

Total income	264,320	1,542,668	2,280,970	2,644,729	2,369,236	2,508,537

EXPENSES
Management fees	12,355	73,300	111,346	134,528	124,161	135,339
Distribution fees — Retirement Class	265	1,084	2,838	2,502	1,669	2,432
Distribution fees — Premier Class	3,433	19,069	22,863	38,099	24,626	31,499
Fund administration fees	750	4,596	7,037	8,536	7,874	8,594
Custody and accounting fees	8,313	8,346	8,310	8,310	8,325	8,328
Audit fees	20,539	20,567	20,583	20,591	20,587	20,592
Legal fees	216	1,651	2,398	2,917	2,679	2,997
Shareholder reports	7,930	23,806	29,119	36,556	34,103	37,047
Shareholder servicing — Retirement Class	1,536	5,640	14,418	12,763	8,547	12,382
Shareholder servicing — Institutional Class	160	238	278	294	293	300
Shareholder servicing — Premier Class	177	219	217	231	219	223
Trustee fees and expenses	142	748	1,125	1,351	1,249	1,361
Compliance fees	359	2,145	3,279	3,960	3,664	3,998
Interest expense	45	434	570	590	421	465
Registration fees	41,744	42,094	42,594	43,094	42,594	43,094
Other expenses	9,340	12,404	14,564	15,817	15,914	16,105

Total expenses	107,304	216,341	281,539	330,139	296,925	324,756
Less: Expenses reimbursed by the investment adviser	(89,919)	(117,408)	(130,192)	(142,464)	(138,087)	(143,322)
Fee waiver by investment adviser and TPIS	(5,208)	(23,073)	(25,108)	(15,955)	(14,084)	(2,432)

Net expenses	12,177	75,860	126,239	171,720	144,754	179,002

Net investment income (loss)	252,143	1,466,808	2,154,731	2,473,009	2,224,482	2,329,535

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON TOTAL INVESTMENTS:
Realized gain (loss) from sale of affiliated investments	(54,843)	(474,257)	(692,505)	(787,022)	(578,359)	(448,861)
Realized gain distributions from affiliated investments	1,419	5,841	6,322	4,362	1,160	400
Realized gain (loss) from sale of unaffiliated investments	(5,969)	(233)	5,356	—	(19,105)	(24,449)

Net realized gain (loss) from investments	(59,393)	(468,649)	(680,827)	(782,660)	(596,304)	(472,910)

Net change in unrealized appreciation (depreciation) from affiliated investments	134,716	80,216	(719,168)	(2,662,294)	(3,700,909)	(5,787,169)

Net realized and unrealized gain (loss) from investments	75,323	(388,433)	(1,399,995)	(3,444,954)	(4,297,213)	(6,260,079)

Net increase (decrease) in net assets from operations	$327,466	$1,078,375	$754,736	$(971,945)	$(2,072,731)	$(3,930,544)

44 2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report 45

Statements of operations	concluded

TIAA-CREF Lifecycle Index Funds ▪ For the year ended May 31, 2012

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$2,275,524	$3,060,439	$782,757	$516,706	$167,498

Total income	2,275,524	3,060,439	782,757	516,706	167,498

EXPENSES
Management fees	126,213	168,516	44,306	29,111	9,644
Distribution fees — Retirement Class	1,894	2,313	818	466	471
Distribution fees — Premier Class	18,938	22,445	8,929	4,475	1,440
Fund administration fees	8,019	10,694	2,790	1,832	581
Custody and accounting fees	8,406	8,391	8,406	8,405	9,422
Audit fees	20,586	20,609	20,547	20,544	21,741
Legal fees	2,729	3,678	887	605	2,766
Shareholder reports	35,100	41,506	16,003	12,816	13,205
Shareholder servicing — Retirement Class	9,690	11,787	4,310	2,546	2,540
Shareholder servicing — Institutional Class	297	348	203	171	255
Shareholder servicing — Premier Class	212	213	200	194	197
Trustee fees and expenses	1,268	1,687	438	336	105
Compliance fees	3,730	4,927	1,295	844	278
Interest expense	414	715	99	68	3
Registration fees	42,594	43,094	42,094	41,744	43,020
Other expenses	16,649	19,020	11,983	10,781	9,777

Total expenses	296,739	359,943	163,308	134,938	115,445
Less: Expenses reimbursed by the investment adviser	(140,206)	(155,099)	(105,160)	(98,542)	(101,536)
Fee waiver by investment adviser and TPIS	(1,894)	(2,313)	(818)	(466)	(470)

Net expenses	154,639	202,531	57,330	35,930	13,439

Net investment income (loss)	2,120,885	2,857,908	725,427	480,776	154,059

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON TOTAL INVESTMENTS:
Realized gain (loss) from sale of affiliated investments	(368,022)	(383,286)	(72,342)	(77,178)	(14,663)
Realized gain distributions from affiliated investments	412	574	146	96	31
Realized gain (loss) from sale of unaffiliated investments	(6,644)	(14,365)	(4,099)	(5,106)	632

Net realized gain (loss) from investments	(374,254)	(397,077)	(76,295)	(82,188)	(14,000)

Net change in unrealized appreciation (depreciation) from affiliated investments	(6,551,446)	(8,629,005)	(2,587,551)	(1,734,534)	(695,081)

Net realized and unrealized gain (loss) from investments	(6,925,700)	(9,026,082)	(2,663,846)	(1,816,722)	(709,081)

Net increase (decrease) in net assets from operations	$(4,804,815)	$(6,168,174)	$(1,938,419)	$(1,335,946)	$(555,022)

46 2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report 47

Statements of changes in net assets

TIAA-CREF Lifecycle Index Funds ▪ For the period or year ended

		Lifecycle Index Retirement Income Fund			Lifecycle Index 2010 Fund			Lifecycle Index 2015 Fund

		For the year ended May 31, 2012	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the year ended May 31, 2012	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the year ended May 31, 2012	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010

OPERATIONS
Net investment income (loss)		$252,143	$140,915	$121,290	$1,466,808	$877,714	$227,369	$2,154,731	$1,223,090	$255,968
Net realized gain (loss) from investments		(59,393)	18,504	16,129	(468,649)	35,127	(115,035)	(680,827)	50,338	(66,885)
Net change in unrealized appreciation (depreciation) from investments		134,716	537,002	333,105	80,216	3,781,774	1,202,628	(719,168)	6,375,094	1,615,722

Net increase (decrease) in net assets from operations		327,466	696,421	470,524	1,078,375	4,694,615	1,314,962	754,736	7,648,522	1,804,805

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(10,013)	(3,806)	(4,962)	(47,716)	(5,101)	(1,096)	(107,429)	(6,081)	(916)
	Institutional Class	(193,197)	(96,605)	(111,108)	(1,153,211)	(686,469)	(52,381)	(1,703,748)	(951,241)	(56,496)
	Premier Class	(44,948)	(21,191)	(5,215)	(225,845)	(93,316)	(1,160)	(265,721)	(133,219)	(981)
From realized gains:	Retirement Class	(1,407)	(932)	–	(5,886)	(192)	–	(7,806)	(142)	–
	Institutional Class	(23,271)	(22,091)	–	(135,993)	(24,428)	–	(116,928)	(21,159)	–
	Premier Class	(5,906)	(4,913)	–	(28,100)	(3,396)	–	(19,211)	(3,032)	–

Total distributions		(278,742)	(149,538)	(121,285)	(1,596,751)	(812,902)	(54,637)	(2,220,843)	(1,114,874)	(58,393)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	320,445	43,556	2,398	4,344,332	395,862	28,248	8,336,211	1,520,163	53,973
	Institutional Class	4,895,712	1,846,922	2,956,483	25,508,525	27,045,874	28,777,699	38,200,167	29,855,034	39,462,318
	Premier Class	812,984	1,596,773	482	7,593,298	7,398,737	477,085	8,929,031	9,090,168	479,702
Reinvestments of distributions:	Retirement Class	11,420	4,738	4,962	53,602	5,293	1,096	115,235	6,223	916
	Institutional Class	216,468	118,696	111,108	1,289,204	710,897	52,381	1,820,676	972,400	56,496
	Premier Class	50,854	26,104	5,215	253,945	96,712	1,160	284,932	136,251	980
Redemptions:	Retirement Class	(56,181)	–	(10)	(1,062,709)	(40,896)	(286)	(837,958)	(49,769)	(490)
	Institutional Class	(1,126,028)	(633,016)	(1,193,366)	(11,909,614)	(12,083,844)	(2,943,089)	(10,850,191)	(5,377,314)	(1,420,933)
	Premier Class	(134,139)	(166,069)	(10)	(2,840,250)	(1,028,280)	(2,311)	(2,625,646)	(1,706,673)	(129)

Net increase (decrease) from shareholder transactions		4,991,535	2,837,704	1,887,262	23,230,333	22,500,355	26,391,983	43,372,457	34,446,483	38,632,833

Net increase (decrease) in net assets		5,040,259	3,384,587	2,236,501	22,711,957	26,382,068	27,652,308	41,906,350	40,980,131	40,379,245

NET ASSETS
Beginning of period		9,621,074	6,236,487	3,999,986	58,034,362	31,652,294	3,999,986	85,359,362	44,379,231	3,999,986

End of period		$14,661,333	$9,621,074	$6,236,487	$80,746,319	$58,034,362	$31,652,294	$127,265,712	$85,359,362	$44,379,231

Undistributed net investment income (loss) included in net assets		$23,397	$19,412	$99	$305,690	$265,654	$172,826	$408,052	$330,219	$197,670

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	28,817	3,929	231	378,092	34,690	2,661	724,840	131,973	5,179
	Institutional Class	436,398	167,419	288,026	2,209,496	2,407,823	2,751,512	3,298,903	2,647,789	3,772,869
	Premier Class	72,759	148,798	46	657,058	675,875	44,629	767,450	832,680	44,914
Shares reinvested:	Retirement Class	1,038	438	484	4,851	480	108	10,410	560	90
	Institutional Class	19,669	10,960	10,823	116,249	64,393	5,146	164,025	87,289	5,539
	Premier Class	4,629	2,410	508	22,940	8,768	114	25,716	12,253	96
Shares redeemed:	Retirement Class	(5,052)	–	(1)	(91,989)	(3,578)	(28)	(71,669)	(4,289)	(48)
	Institutional Class	(100,686)	(57,020)	(114,700)	(1,026,349)	(1,076,003)	(285,093)	(930,042)	(472,208)	(136,925)
	Premier Class	(12,326)	(15,319)	(1)	(244,483)	(92,203)	(213)	(225,303)	(152,555)	(12)

Net increase (decrease) from shareholder transactions		445,246	261,615	185,416	2,025,865	2,020,245	2,518,836	3,764,330	3,083,492	3,691,702

48 2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report 49

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds ▪ For the period or year ended

		Lifecycle Index 2020 Fund			Lifecycle Index 2025 Fund			Lifecycle Index 2030 Fund

		For the year ended May 31, 2012	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the year ended May 31, 2012	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the year ended May 31, 2012	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010

OPERATIONS
Net investment income (loss)		$2,473,009	$1,470,583	$228,684	$2,224,482	$1,356,745	$181,392	$2,329,535	$1,511,102	$157,590
Net realized gain (loss) from investments		(782,660)	64,407	(68,637)	(596,304)	89,150	(43,899)	(472,910)	119,310	(98,242)
Net change in unrealized appreciation (depreciation) from investments		(2,662,294)	8,856,442	1,891,914	(3,700,909)	8,980,968	1,771,276	(5,787,169)	11,189,807	2,049,330

Net increase (decrease) in net assets from operations		(971,945)	10,391,432	2,051,961	(2,072,731)	10,426,863	1,908,769	(3,930,544)	12,820,219	2,108,678

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(83,263)	(5,768)	(1,018)	(60,980)	(6,641)	(1,158)	(80,548)	(12,705)	(919)
	Institutional Class	(1,888,073)	(1,056,701)	(58,364)	(1,816,396)	(1,099,015)	(60,081)	(1,866,635)	(1,220,880)	(63,350)
	Premier Class	(421,527)	(259,383)	(1,081)	(270,379)	(151,439)	(1,222)	(329,023)	(213,935)	(984)
From realized gains:	Retirement Class	(5,680)	(98)	–	(3,541)	(82)	–	(5,897)	(171)	–
	Institutional Class	(119,937)	(16,991)	–	(99,720)	(12,952)	–	(127,386)	(15,767)	–
	Premier Class	(28,334)	(4,266)	–	(15,674)	(1,824)	–	(23,813)	(2,822)	–

Total distributions		(2,546,814)	(1,343,207)	(60,463)	(2,266,690)	(1,271,953)	(62,461)	(2,433,302)	(1,466,280)	(65,253)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	7,266,975	1,988,304	32,462	5,302,337	829,392	52,596	5,733,691	1,856,345	179,463
	Institutional Class	44,386,790	29,339,797	47,324,288	41,405,172	28,994,503	46,351,206	40,773,799	26,823,688	52,485,244
	Premier Class	10,188,723	16,997,535	1,558,945	8,634,192	8,790,433	1,369,921	9,138,429	13,322,854	810,595
Reinvestments of distributions:	Retirement Class	88,943	5,866	1,017	64,521	6,723	1,158	86,445	12,876	919
	Institutional Class	2,008,010	1,073,692	58,364	1,916,116	1,111,967	60,080	1,994,021	1,236,647	63,350
	Premier Class	449,861	263,649	1,081	286,053	153,263	1,222	352,836	216,757	983
Redemptions:	Retirement Class	(1,175,253)	(27,364)	(1,113)	(647,093)	(96,906)	(2,162)	(543,556)	(36,004)	(5,331)
	Institutional Class	(6,353,473)	(4,766,517)	(1,070,393)	(5,642,696)	(2,908,221)	(463,595)	(4,711,996)	(2,613,162)	(1,083,125)
	Premier Class	(2,492,569)	(1,234,639)	(3,225)	(1,268,092)	(648,336)	(20)	(1,411,884)	(688,101)	(1,170)

Net increase (decrease) from shareholder transactions		54,368,007	43,640,323	47,901,426	50,050,510	36,232,818	47,370,406	51,411,785	40,131,900	52,450,928

Net increase (decrease) in net assets		50,849,248	52,688,548	49,892,924	45,711,089	45,387,728	49,216,714	45,047,939	51,485,839	54,494,353

NET ASSETS
Beginning of period		106,581,458	53,892,910	3,999,986	98,604,428	53,216,700	3,999,986	109,980,178	58,494,339	3,999,986

End of period		$157,430,706	$106,581,458	$53,892,910	$144,315,517	$98,604,428	$53,216,700	$155,028,117	$109,980,178	$58,494,339

Undistributed net investment income (loss) included in net assets		$397,192	$317,046	$168,315	$295,403	$218,676	$119,026	$209,342	$156,013	$92,431

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	630,118	170,427	3,113	459,596	70,231	5,073	493,560	156,136	17,462
	Institutional Class	3,818,188	2,566,756	4,516,336	3,563,177	2,516,968	4,412,675	3,488,566	2,306,577	4,993,686
	Premier Class	870,156	1,549,610	146,103	734,604	798,340	128,507	770,738	1,210,628	76,039
Shares reinvested:	Retirement Class	8,057	524	100	5,866	596	113	7,873	1,132	90
	Institutional Class	181,392	95,695	5,716	173,561	98,404	5,885	180,946	108,478	6,187
	Premier Class	40,748	23,540	106	25,958	13,575	120	32,076	19,030	96
Shares redeemed:	Retirement Class	(102,660)	(2,328)	(109)	(54,084)	(8,211)	(212)	(46,214)	(3,111)	(525)
	Institutional Class	(542,387)	(412,808)	(101,719)	(481,086)	(247,638)	(44,148)	(396,288)	(216,811)	(104,359)
	Premier Class	(216,233)	(107,207)	(297)	(109,217)	(55,864)	(2)	(121,367)	(60,159)	(109)

Net increase (decrease) from shareholder transactions		4,687,379	3,884,209	4,569,349	4,318,375	3,186,401	4,508,011	4,409,890	3,521,900	4,988,567

50 2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report 51

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds ▪ For the period or year ended

		Lifecycle Index 2035 Fund			Lifecycle Index 2040 Fund			Lifecycle Index 2045 Fund

		For the year ended May 31, 2012	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the year ended May 31, 2012	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the year ended May 31, 2012	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010

OPERATIONS
Net investment income (loss)		$2,120,885	$1,384,607	$108,750	$2,857,908	$1,857,576	$132,626	$725,427	$437,055	$82,939
Net realized gain (loss) from investments		(374,254)	96,010	(43,383)	(397,077)	191,581	(61,250)	(76,295)	22,467	(15,891)
Net change in unrealized appreciation (depreciation) from investments		(6,551,446)	11,208,122	2,012,305	(8,629,005)	15,184,038	3,133,415	(2,587,551)	3,631,554	723,982

Net increase (decrease) in net assets from operations		(4,804,815)	12,688,739	2,077,672	(6,168,174)	17,233,195	3,204,791	(1,938,419)	4,091,076	791,030

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(63,995)	(11,939)	(1,046)	(78,384)	(9,880)	(511)	(25,317)	(6,515)	(2,305)
	Institutional Class	(1,840,440)	(1,241,075)	(64,579)	(2,545,955)	(1,681,104)	(66,781)	(607,287)	(376,305)	(61,351)
	Premier Class	(194,446)	(106,763)	(1,110)	(232,989)	(157,036)	(575)	(91,666)	(54,051)	(2,370)
From realized gains:	Retirement Class	(4,644)	(94)	–	(7,412)	(100)	–	(1,741)	(82)	–
	Institutional Class	(125,222)	(9,415)	–	(225,801)	(16,352)	–	(39,062)	(4,565)	–
	Premier Class	(14,027)	(827)	–	(21,908)	(1,559)	–	(6,241)	(669)	–

Total distributions		(2,242,774)	(1,370,113)	(66,735)	(3,112,449)	(1,866,031)	(67,867)	(771,314)	(442,187)	(66,026)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	5,260,156	1,117,713	129,980	6,449,374	1,407,126	121,564	2,541,683	214,514	54,783
	Institutional Class	42,651,368	26,633,743	51,457,873	61,022,600	28,055,179	73,388,721	19,541,136	8,420,892	13,247,644
	Premier Class	7,720,468	5,881,014	1,045,852	6,438,057	8,452,623	1,491,364	3,259,314	3,681,968	133,385
Reinvestments of distributions:	Retirement Class	68,639	12,033	1,046	85,796	9,980	511	27,058	6,597	2,305
	Institutional Class	1,965,662	1,250,490	64,579	2,771,756	1,697,456	66,781	646,349	380,870	61,351
	Premier Class	208,473	107,590	1,110	254,897	158,595	575	97,907	54,720	2,370
Redemptions:	Retirement Class	(495,874)	(48,505)	(4,603)	(519,111)	(37,236)	(4,290)	(128,378)	(9,212)	(3,530)
	Institutional Class	(4,373,444)	(3,287,430)	(536,552)	(4,153,172)	(3,302,540)	(893,887)	(528,281)	(698,712)	(196,091)
	Premier Class	(1,323,758)	(317,049)	(29)	(855,513)	(412,965)	(10)	(310,737)	(82,240)	(10)

Net increase (decrease) from shareholder transactions		51,681,690	31,349,599	52,159,256	71,494,684	36,028,218	74,171,329	25,146,051	11,969,397	13,302,207

Net increase (decrease) in net assets		44,634,101	42,668,225	54,170,193	62,214,061	51,395,382	77,308,253	22,436,318	15,618,286	14,027,211

NET ASSETS
Beginning of period		100,838,404	58,170,179	3,999,986	132,703,621	81,308,239	3,999,986	33,645,483	18,027,197	3,999,986

End of period		$145,472,505	$100,838,404	$58,170,179	$194,917,682	$132,703,621	$81,308,239	$56,081,801	$33,645,483	$18,027,197

Undistributed net investment income (loss) included in net assets		$88,944	$66,940	$42,110	$74,989	$74,409	$64,853	$18,341	$17,191	$17,007

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	453,548	94,033	12,652	554,428	116,577	11,806	218,812	18,061	5,347
	Institutional Class	3,650,996	2,275,269	4,899,242	5,262,363	2,388,551	7,010,897	1,667,316	717,781	1,266,083
	Premier Class	646,384	529,709	98,291	542,333	762,473	139,891	278,318	328,751	12,594
Shares reinvested:	Retirement Class	6,274	1,051	102	7,850	869	50	2,492	579	226
	Institutional Class	179,185	109,022	6,301	252,897	147,605	6,502	59,353	33,380	6,015
	Premier Class	19,039	9,388	108	23,300	13,815	56	9,007	4,800	232
Shares redeemed:	Retirement Class	(40,657)	(4,068)	(451)	(43,334)	(3,068)	(419)	(11,322)	(778)	(351)
	Institutional Class	(365,269)	(272,067)	(51,707)	(355,918)	(270,511)	(85,470)	(45,916)	(57,720)	(18,614)
	Premier Class	(112,939)	(26,910)	(3)	(70,658)	(35,487)	(1)	(26,547)	(6,859)	(1)

Net increase (decrease) from shareholder transactions		4,436,561	2,715,427	4,964,535	6,173,261	3,120,824	7,083,312	2,151,513	1,037,995	1,271,531

52 2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report 53

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Index Funds ▪ For the period or year ended

		Lifecycle Index 2050 Fund			Lifecycle Index 2055 Fund

		For the year ended May 31, 2012	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010	For the year ended May 31, 2012	For the period April 29, 2011 to May 31, 2011

OPERATIONS
Net investment income (loss)		$480,776	$285,962	$78,549	$154,059	$994
Net realized gain (loss) from investments		(82,188)	10,662	(17,202)	(14,000)	(1,168)
Net change in unrealized appreciation (depreciation) from investments		(1,734,534)	2,424,308	606,572	(695,081)	(129,981)

Net increase (decrease) in net assets from operations		(1,335,946)	2,720,932	667,919	(555,022)	(130,155)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(13,918)	(5,131)	(2,534)	(13,520)	–
	Institutional Class	(420,323)	(252,718)	(60,836)	(123,892)	–
	Premier Class	(45,740)	(28,847)	(2,599)	(14,702)	–
From realized gains:	Retirement Class	(950)	(87)	–	(478)	–
	Institutional Class	(26,747)	(4,099)	–	(3,941)	–
	Premier Class	(3,078)	(478)	–	(498)	–

Total distributions		(510,756)	(291,360)	(65,969)	(157,031)	–

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	1,365,807	71,830	14,715	43,345	1,000,000
	Institutional Class	13,113,647	6,372,635	7,659,905	968,235	8,000,000
	Premier Class	1,611,161	1,934,178	54,592	52,373	1,000,000
Reinvestments of distributions:	Retirement Class	14,868	5,218	2,534	13,998	–
	Institutional Class	447,070	256,817	60,836	127,833	–
	Premier Class	48,818	29,325	2,599	15,200	–
Redemptions:	Retirement Class	(42,290)	(3,934)	(1,428)	(7,897)	–
	Institutional Class	(761,577)	(567,328)	(243,006)	(42,464)	–
	Premier Class	(239,205)	(74,195)	(10)	(10)	–

Net increase (decrease) from shareholder transactions		15,558,299	8,024,546	7,550,737	1,170,613	10,000,000

Net increase (decrease) in net assets		13,711,597	10,454,118	8,152,687	458,560	9,869,845

NET ASSETS
Beginning of period		22,606,791	12,152,673	3,999,986	9,869,845	–

End of period		$36,318,388	$22,606,791	$12,152,673	$10,328,405	$9,869,845

Undistributed net investment income (loss) included in net assets		$12,827	$11,940	$12,674	$3,289	$1,123

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	116,911	5,998	1,437	4,643	100,000
	Institutional Class	1,117,010	543,797	737,505	102,295	800,000
	Premier Class	138,327	171,678	5,158	5,801	100,000
Shares reinvested:	Retirement Class	1,370	458	249	1,616	–
	Institutional Class	41,053	22,508	5,970	14,778	–
	Premier Class	4,495	2,575	255	1,755	–
Shares redeemed:	Retirement Class	(3,661)	(331)	(142)	(895)	–
	Institutional Class	(66,169)	(46,206)	(23,296)	(4,411)	–
	Premier Class	(21,092)	(6,266)	(1)	(1)	–

Net increase (decrease) from shareholder transactions		1,328,244	694,211	727,135	125,581	1,000,000

54 2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report 55

Financial highlights

Lifecycle Index Retirement Income Fund ▪ For the period or year ended

	Retirement Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.36	$10.65		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.16		0.22	0.00	(d)
Net realized and unrealized gain (loss) on total investments	0.01	0.73		0.63	–

Total gain (loss) from investment operations	0.22	0.89		0.85	0.00	(d)

Less distributions from:
Net investment income	(0.21)	(0.14)		(0.20)	–
Net realized gains	(0.03)	(0.04)		–	–

Total distributions	(0.24)	(0.18)		(0.20)	–

Net asset value, end of period	$11.34	$11.36		$10.65	$10.00

TOTAL RETURN	2.02%	8.44	%(b)	8.56%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$622	$342		$274	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.16%	1.14	%(c)	2.07%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.31%	0.31	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	1.90%	2.20	%(c)	2.13%	(0.35	)%(c)
Portfolio turnover rate	25%	13	%(b)	39%	0	%(b)

56	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	continued

Lifecycle Index Retirement Income Fund ▪ For the period or year ended

	Institutional Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$11.36	$10.65		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.18		0.22	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	0.03	0.73		0.65	–

Total gain (loss) from
investment operations	0.26	0.91		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.24)	(0.16)		(0.22)	–
Net realized gains	(0.03)	(0.04)		–	–

Total distributions	(0.27)	(0.20)		(0.22)	–

Net asset value, end of period	$11.35	$11.36		$10.65	$10.00

TOTAL RETURN	2.36%	8.56	%(b)	8.82%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$11,470	$7,447		$5,690	$3,500
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.82%	0.76	%(c)	1.74%	670.85	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.06%	0.06	%(c)	0.08%	0.10	%(c)
Ratio of net investment
income (loss) to
average net assets	2.07%	2.51	%(c)	2.19%	(0.10	)%(c)
Portfolio turnover rate	25%	13	%(b)	39%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	57

Financial highlights	concluded

Lifecycle Index Retirement Income Fund ▪ For the period or year ended

	Premier Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$11.35	$10.65		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.22	0.17		0.23	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	0.02	0.72		0.63	–

Total gain (loss) from
investment operations	0.24	0.89		0.86	0.00	(d)

Less distributions from:
Net investment income	(0.22)	(0.15)		(0.21)	–
Net realized gains	(0.03)	(0.04)		–	–

Total distributions	(0.25)	(0.19)		(0.21)	–

Net asset value, end of period	$11.34	$11.35		$10.65	$10.00

TOTAL RETURN	2.21%	8.40	%(b)	8.67%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$2,568	$1,833		$272	$250
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.98%	0.93	%(c)	1.91%	875.72	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.21%	0.21%(c	)	0.23%	0.25	%(c)
Ratio of net investment
income (loss) to
average net assets	1.97%	2.30	%(c)	2.24%	(0.25	)%(c)
Portfolio turnover rate	25%	13	%(b)	39%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.13%, 0.12% and 0.13%, respectively.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

58	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights

Lifecycle Index 2010 Fund ▪ For the period or year ended

	Retirement Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.72	$10.82		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.15		0.21	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.15)	0.92		0.65	–

Total gain (loss) from
investment operations	0.06	1.07		0.86	0.00	(d)

Less distributions from:
Net investment income	(0.21)	(0.16)		(0.04)	–
Net realized gains	(0.03)	(0.01)		–	–

Total distributions	(0.24)	(0.17)		(0.04)	–

Net asset value, end of period	$11.54	$11.72		$10.82	$10.00

TOTAL RETURN	0.58%	9.98	%(b)	8.67%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$4,044	$695		$300	$250
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.56%	0.63	%(c)	1.22%	875.82	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.32%	0.32	%(c)	0.33%	0.35	%(c)
Ratio of net investment
income (loss) to
average net assets	1.81%	2.03	%(c)	2.01%	(0.35	)%(c)
Portfolio turnover rate	25%	38	%(b)	43%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	59

Financial highlights	continued

Lifecycle Index 2010 Fund ▪ For the period or year ended

	Institutional Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.75	$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.20		0.17	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(0.13)	0.89		0.72	–

Total gain (loss) from
investment operations	0.10	1.09		0.89	0.00	(d)

Less distributions from:
Net investment income	(0.22)	(0.17)		(0.05)	–
Net realized gains	(0.03)	(0.01)		–	–

Total distributions	(0.25)	(0.18)		(0.05)	–

Net asset value, end of period	$11.60	$11.75		$10.84	$10.00

TOTAL RETURN	0.92%	10.14	%(b)	8.94%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$64,002	$49,573		$30,599	$3,500
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.26%	0.28	%(c)	0.80%	670.85	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.07%	0.07	%(c)	0.07%	0.10	%(c)
Ratio of net investment
income (loss) to
average net assets	2.04%	2.67	%(c)	1.65%	(0.10	)%(c)
Portfolio turnover rate	25%	38	%(b)	43%	0	%(b)

60	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle Index 2010 Fund ▪ For the period or year ended

	Premier Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$11.73	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.22	0.18		0.22	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(0.14)	0.90		0.66	–

Total gain (loss) from
investment operations	0.08	1.08		0.88	0.00	(d)

Less distributions from:
Net investment income	(0.21)	(0.17)		(0.05)	–
Net realized gains	(0.03)	(0.01)		–	–

Total distributions	(0.24)	(0.18)		(0.05)	–

Net asset value, end of period	$11.57	$11.73		$10.83	$10.00

TOTAL RETURN	0.74%	10.02	%(b)	8.79%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$12,701	$7,766		$753	$250
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.41%	0.43	%(c)	1.04%	875.72	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.22%	0.22	%(c)	0.23%	0.25	%(c)
Ratio of net investment
income (loss) to
average net assets	1.87%	2.36	%(c)	2.08%	(0.25	)%(c)
Portfolio turnover rate	25%	38	%(b)	43%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.12%, 0.11% and 0.12%, respectively.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	61

Financial highlights

Lifecycle Index 2015 Fund ▪ For the period or year ended

	Retirement Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$11.86	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.11		0.20	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(0.25)	1.09		0.67	–

Total gain (loss) from
investment operations	(0.06)	1.20		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.20)	(0.17)		(0.04)	–
Net realized gains	(0.01)	–		–	–

Total distributions	(0.21)	(0.17)		(0.04)	–

Net asset value, end of period	$11.59	$11.86		$10.83	$10.00

TOTAL RETURN	(0.40)%	11.18	%(b)	8.69%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$9,527	$1,880		$327	$250
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.51%	0.56	%(c)	1.07%	875.82	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.33%	0.33	%(c)	0.33%	0.35	%(c)
Ratio of net investment
income (loss) to
average net assets	1.64%	1.47	%(c)	1.89%	(0.35	)%(c)
Portfolio turnover rate	21%	13	%(b)	23%	0	%(b)

62	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	continued

Lifecycle Index 2015 Fund ▪ For the period or year ended

	Institutional Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$11.90	$10.85		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.19		0.14	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(0.27)	1.03		0.75	–

Total gain (loss) from
investment operations	(0.04)	1.22		0.89	0.00	(d)

Less distributions from:
Net investment income	(0.21)	(0.17)		(0.04)	–
Net realized gains	(0.01)	–		–	–

Total distributions	(0.22)	(0.17)		(0.04)	–

Net asset value, end of period	$11.64	$11.90		$10.85	$10.00

TOTAL RETURN	(0.21)%	11.43	%(b)	8.96%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$102,292	$74,426		$43,294	$3,500
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.22%	0.24	%(c)	0.64%	670.85	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.08%	0.08	%(c)	0.07%	0.10	%(c)
Ratio of net investment
income (loss) to
average net assets	1.97%	2.52	%(c)	1.38%	(0.10	)%(c)
Portfolio turnover rate	21%	13	%(b)	23%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	63

Financial highlights	concluded

Lifecycle Index 2015 Fund ▪ For the period or year ended

	Premier Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$11.88	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.19		0.20	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(0.27)	1.03		0.67	–

Total gain (loss) from
investment operations	(0.06)	1.22		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.20)	(0.17)		(0.04)	–
Net realized gains	(0.01)	–		–	–

Total distributions	(0.21)	(0.17)		(0.04)	–

Net asset value, end of period	$11.61	$11.88		$10.83	$10.00

TOTAL RETURN	(0.39)%	11.41	%(b)	8.72%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$15,447	$9,054		$758	$250
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.37%	0.40	%(c)	0.90%	875.72	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.23%	0.22	%(c)	0.23%	0.25	%(c)
Ratio of net investment
income (loss) to
average net assets	1.82%	2.47	%(c)	1.97%	(0.25	)%(c)
Portfolio turnover rate	21%	13	%(b)	23%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.11%, 0.10% and 0.11%, respectively.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

64	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights

Lifecycle Index 2020 Fund ▪ For the period or year ended

	Retirement Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.01	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18	0.09		0.19	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(0.40)	1.26		0.68	–

Total gain (loss) from
investment operations	(0.22)	1.35		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.19)	(0.17)		(0.04)	–
Net realized gains	(0.01)	–		–	–

Total distributions	(0.20)	(0.17)		(0.04)	–

Net asset value, end of period	$11.59	$12.01		$10.83	$10.00

TOTAL RETURN	(1.70)%	12.58	%(b)	8.73%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$8,485	$2,363		$304	$250
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.51%	0.54	%(c)	1.06%	875.82	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.34%	0.33	%(c)	0.33%	0.35	%(c)
Ratio of net investment
income (loss) to
average net assets	1.55%	1.20	%(c)	1.80%	(0.35	)%(c)
Portfolio turnover rate	14%	11	%(b)	22%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	65

Financial highlights	continued

Lifecycle Index 2020 Fund ▪ For the period or year ended

	Institutional Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.04	$10.85		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.22	0.19		0.12	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(0.41)	1.18		0.78	–

Total gain (loss) from
investment operations	(0.19)	1.37		0.90	0.00	(d)

Less distributions from:
Net investment income	(0.21)	(0.18)		(0.05)	–
Net realized gains	(0.01)	–		–	–

Total distributions	(0.22)	(0.18)		(0.05)	–

Net asset value, end of period	$11.63	$12.04		$10.85	$10.00

TOTAL RETURN	(1.49)%	12.74	%(b)	9.00%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$121,899	$84,549		$51,737	$3,500
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.21%	0.23	%(c)	0.62%	670.85	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.09%	0.08	%(c)	0.07%	0.10	%(c)
Ratio of net investment
income (loss) to
average net assets	1.88%	2.48	%(c)	1.16%	(0.10	)%(c)
Portfolio turnover rate	14%	11	%(b)	22%	0	%(b)

66	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle Index 2020 Fund ▪ For the period or year ended

	Premier Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.02	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.18		0.18	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(0.41)	1.18		0.69	–

Total gain (loss) from
investment operations	(0.21)	1.36		0.87	0.00(d	)

Less distributions from:
Net investment income	(0.20)	(0.17)		(0.04)	–
Net realized gains	(0.01)	–		–	–

Total distributions	(0.21)	(0.17)		(0.04)	–

Net asset value, end of period	$11.60	$12.02		$10.83	$10.00

TOTAL RETURN	(1.67)%	12.72	%(b)	8.76%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$27,047	$19,670		$1,851	$250
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.36%	0.38	%(c)	0.85%	875.72	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.24%	0.23	%(c)	0.23%	0.25	%(c)
Ratio of net investment
income (loss) to
average net assets	1.71%	2.38	%(c)	1.72%	(0.25	)%(c)
Portfolio turnover rate	14%	11	%(b)	22%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.11%, 0.10% and 0.10%, respectively.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	67

Financial highlights

Lifecycle Index 2025 Fund ▪ For the period or year ended

	Retirement Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.15	$10.82		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.13		0.18	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(0.56)	1.38		0.69	–

Total gain (loss) from
investment operations	(0.37)	1.51		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.19)	(0.18)		(0.05)	–
Net realized gains	(0.01)	–		–	–

Total distributions	(0.20)	(0.18)		(0.05)	–

Net asset value, end of period	$11.58	$12.15		$10.82	$10.00

TOTAL RETURN	(2.97)%	14.06	%(b)	8.69%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$5,837	$1,125		$324	$250
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.51%	0.57	%(c)	1.10%	875.82	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.34%	0.33	%(c)	0.33%	0.35	%(c)
Ratio of net investment
income (loss) to
average net assets	1.66%	1.65	%(c)	1.69%	(0.35	)%(c)
Portfolio turnover rate	12%	9	%(b)	16%	0	%(b)

68	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	continued

Lifecycle Index 2025 Fund ▪ For the period or year ended

	Institutional Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.18	$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.19		0.10	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(0.55)	1.33		0.79	–

Total gain (loss) from
investment operations	(0.34)	1.52		0.89	0.00	(d)

Less distributions from:
Net investment income	(0.20)	(0.18)		(0.05)	–
Net realized gains	(0.01)	–		–	–

Total distributions	(0.21)	(0.18)		(0.05)	–

Net asset value, end of period	$11.63	$12.18		$10.84	$10.00

TOTAL RETURN	(2.70)%	14.21	%(b)	8.96%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period
or year (in thousands)	$120,360	$86,413		$51,228	$3,500
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.21%	0.23	%(c)	0.65%	670.85	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.09%	0.08	%(c)	0.07%	0.10	%(c)
Ratio of net investment
income (loss) to
average net assets	1.82%	2.49	%(c)	0.97%	(0.10	)%(c)
Portfolio turnover rate	12%	9	%(b)	16%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	69

Financial highlights	concluded

Lifecycle Index 2025 Fund ▪ For the period or year ended

	Premier Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.16	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.19		0.17	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(0.54)	1.32		0.71	–

Total gain (loss) from
investment operations	(0.35)	1.51		0.88	0.00	(d)

Less distributions from:
Net investment income	(0.19)	(0.18)		(0.05)	–
Net realized gains	(0.01)	–		–	–

Total distributions	(0.20)	(0.18)		(0.05)	–

Net asset value, end of period	$11.61	$12.16		$10.83	$10.00

TOTAL RETURN	(2.79)%	14.09	%(b)	8.82%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$18,118	$11,066		$1,664	$250
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.36%	0.39	%(c)	0.89%	875.72	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.24%	0.23	%(c)	0.23%	0.25	%(c)
Ratio of net investment
income (loss) to
average net assets	1.66%	2.40	%(c)	1.61%	(0.25	)%(c)
Portfolio turnover rate	12%	9	%(b)	16%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.10%, 0.09% and 0.10%, respectively.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

70	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights

Lifecycle Index 2030 Fund ▪ For the period or year ended

	Retirement Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.31	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18	0.13		0.15	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(0.70)	1.53		0.72	–

Total gain (loss) from
investment operations	(0.52)	1.66		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.18)	(0.18)		(0.04)	–
Net realized gains	(0.01)	–		–	–

Total distributions	(0.19)	(0.18)		(0.04)	–

Net asset value, end of period	$11.60	$12.31		$10.83	$10.00

TOTAL RETURN	(4.10)%	15.52	%(b)	8.69%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$7,553	$2,415		$455	$250
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.51%	0.54	%(c)	1.01%	875.82	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.35%	0.34	%(c)	0.33%	0.35	%(c)
Ratio of net investment
income (loss) to
average net assets	1.54%	1.62	%(c)	1.47%	(0.35	)%(c)
Portfolio turnover rate	10%	9	%(b)	16%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	71

Financial highlights	continued

Lifecycle Index 2030 Fund ▪ For the period or year ended

	Institutional Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.35	$10.86		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.19		0.07	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(0.71)	1.49		0.83	–

Total gain (loss) from
investment operations	(0.50)	1.68		0.90	0.00	(d)

Less distributions from:
Net investment income	(0.19)	(0.19)		(0.04)	–
Net realized gains	(0.01)	–		–	–

Total distributions	(0.20)	(0.19)		(0.04)	–

Net asset value, end of period	$11.65	$12.35		$10.86	$10.00

TOTAL RETURN	(3.89)%	15.64	%(b)	9.06%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$124,802	$91,910		$56,944	$3,500
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.21%	0.22	%(c)	0.59%	670.85	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.10%	0.09	%(c)	0.07%	0.10	%(c)
Ratio of net investment
income (loss) to
average net assets	1.76%	2.46	%(c)	0.71%	(0.10	)%(c)
Portfolio turnover rate	10%	9	%(b)	16%	0	%(b)

72	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle Index 2030 Fund ▪ For the period or year ended

	Premier Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.32	$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18	0.18		0.16	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(0.69)	1.49		0.72	–

Total gain (loss) from
investment operations	(0.51)	1.67		0.88	0.00	(d)

Less distributions from:
Net investment income	(0.18)	(0.19)		(0.04)	–
Net realized gains	(0.01)	–		–	–

Total distributions	(0.19)	(0.19)		(0.04)	–

Net asset value, end of period	$11.62	$12.32		$10.84	$10.00

TOTAL RETURN	(4.00)%	15.54	%(b)	8.82%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$22,673	$15,655		$1,095	$250
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.36%	0.37	%(c)	0.83%	875.72	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.25%	0.24	%(c)	0.23%	0.25	%(c)
Ratio of net investment
income (loss) to
average net assets	1.57%	2.33	%(c)	1.56%	(0.25	)%(c)
Portfolio turnover rate	10%	9	%(b)	16%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 was 0.09%.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	73

Financial highlights

Lifecycle Index 2035 Fund ▪ For the period or year ended

	Retirement Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.44	$10.82		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18	0.13		0.15	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.86)	1.68		0.71	–

Total gain (loss) from investment operations	(0.68)	1.81		0.86	0.00	(d)

Less distributions from:
Net investment income	(0.18)	(0.19)		(0.04)	–
Net realized gains	(0.01)	–		–	–

Total distributions	(0.19)	(0.19)		(0.04)	–

Net asset value, end of period	$11.57	$12.44		$10.82	$10.00

TOTAL RETURN	(5.36)%	16.89	%(b)	8.64%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$6,337	$1,597		$404	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.51%	0.55	%(c)	1.04%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.35%	0.34	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	1.54%	1.61	%(c)	1.41%	(0.35	)%(c)
Portfolio turnover rate	19%	10	%(b)	10%	0	%(b)

74	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	continued

Lifecycle Index 2035 Fund ▪ For the period or year ended

	Institutional Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.48	$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.19		0.05	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.85)	1.65		0.84	–

Total gain (loss) from investment operations	(0.65)	1.84		0.89	0.00	(d)

Less distributions from:
Net investment income	(0.19)	(0.20)		(0.05)	–
Net realized gains	(0.01)	–		–	–

Total distributions	(0.20)	(0.20)		(0.05)	–

Net asset value, end of period	$11.63	$12.48		$10.84	$10.00

TOTAL RETURN	(5.07)%	17.12	%(b)	8.91%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$125,358	$91,325		$56,430	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.21%	0.23	%(c)	0.61%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.10%	0.09	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.71%	2.46	%(c)	0.52%	(0.10	)%(c)
Portfolio turnover rate	19%	10	%(b)	10%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	75

Financial highlights	concluded

Lifecycle Index 2035 Fund ▪ For the period or year ended

	Premier Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.46	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18	0.18		0.14	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.85)	1.64		0.73	–

Total gain (loss) from investment operations	(0.67)	1.82		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.18)	(0.19)		(0.04)	–
Net realized gains	(0.01)	–		–	–

Total distributions	(0.19)	(0.19)		(0.04)	–

Net asset value, end of period	$11.60	$12.46		$10.83	$10.00

TOTAL RETURN	(5.26)%	17.00	%(b)	8.77%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$13,777	$7,916		$1,336	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.36%	0.38	%(c)	0.85%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.24	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	1.51%	2.31	%(c)	1.40%	(0.25	)%(c)
Portfolio turnover rate	19%	10	%(b)	10%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012 , May 31, 2011 and September 30, 2010 were 0.09%, 0.08% and 0.09%, respectively.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

76	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights

Lifecycle Index 2040 Fund ▪ For the period or year ended

	Retirement Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.48	$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18	0.11		0.15	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(0.89)	1.72		0.71	–

Total gain (loss) from
investment operations	(0.71)	1.83		0.86	0.00	(d)

Less distributions from:
Net investment income	(0.18)	(0.19)		(0.02)	–
Net realized gains	(0.02)	–		–	–

Total distributions	(0.20)	(0.19)		(0.02)	–

Net asset value, end of period	$11.57	$12.48		$10.84	$10.00

TOTAL RETURN	(5.62)%	17.06	%(b)	8.62%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$7,751	$1,882		$395	$250
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.49%	0.54	%(c)	0.88%	875.82	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.35%	0.34	%(c)	0.33%	0.35	%(c)
Ratio of net investment
income (loss) to
average net assets	1.53%	1.37	%(c)	1.41%	(0.35	)%(c)
Portfolio turnover rate	17%	10	%(b)	11%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	77

Financial highlights	continued

Lifecycle Index 2040 Fund ▪ For the period or year ended

	Institutional Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.52	$10.87		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss)(a)	0.20	0.20		0.04	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(0.89)	1.65		0.86	–

Total gain (loss) from
investment operations	(0.69)	1.85		0.90	0.00	(d)

Less distributions from:
Net investment income	(0.19)	(0.20)		(0.03)	–
Net realized gains	(0.02)	–		–	–

Total distributions	(0.21)	(0.20)		(0.03)	–

Net asset value, end of period	$11.62	$12.52		$10.87	$10.00

TOTAL RETURN	(5.42)%	17.19	%(b)	8.98%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$170,934	$119,510		$79,123	$3,500
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.19%	0.21	%(c)	0.47%	670.85	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.10%	0.09	%(c)	0.07%	0.10	%(c)
Ratio of net investment
income (loss) to
average net assets	1.72%	2.46	%(c)	0.42%	(0.10	)%(c)
Portfolio turnover rate	17%	10	%(b)	11%	0	%(b)

78	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle Index 2040 Fund ▪ For the period or year ended

	Premier Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.49	$10.85		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18	0.18		0.14	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(0.88)	1.65		0.73	–

Total gain (loss) from
investment operations	(0.70)	1.83		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.18)	(0.19)		(0.02)	–
Net realized gains	(0.02)	–		–	–

Total distributions	(0.20)	(0.19)		(0.02)	–

Net asset value, end of period	$11.59	$12.49		$10.85	$10.00

TOTAL RETURN	(5.52)%	17.08	%(b)	8.74%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$16,233	$11,311		$1,790	$250
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.34%	0.37	%(c)	0.69%	875.72	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.25%	0.24	%(c)	0.23%	0.25	%(c)
Ratio of net investment
income (loss) to
average net assets	1.50%	2.32	%(c)	1.32%	(0.25	)%(c)
Portfolio turnover rate	17%	10	%(b)	11%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.09%, 0.08% and 0.09%, respectively.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	79

Financial highlights

Lifecycle Index 2045 Fund ▪ For the period or year ended

	Retirement Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.39	$10.77		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.16	0.16		0.15	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(0.86)	1.65		0.71	–

Total gain (loss) from
investment operations	(0.70)	1.81		0.86	0.00	(d)

Less distributions from:
Net investment income	(0.18)	(0.19)		(0.09)	–
Net realized gains	(0.01)	–		–	–

Total distributions	(0.19)	(0.19)		(0.09)	–

Net asset value, end of period	$11.50	$12.39		$10.77	$10.00

TOTAL RETURN	(5.56)%	16.98	%(b)	8.67%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$2,967	$596		$325	$250
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.64%	0.70	%(c)	1.53%	875.82	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.35%	0.34	%(c)	0.33%	0.35	%(c)
Ratio of net investment
income (loss) to
average net assets	1.39%	1.99	%(c)	1.46%	(0.35	)%(c)
Portfolio turnover rate	25%	11	%(b)	10%	0	%(b)

80	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	continued

Lifecycle Index 2045 Fund ▪ For the period or year ended

	Institutional Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.42	$10.79		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.19		0.09	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(0.87)	1.64		0.80	–

Total gain (loss) from
investment operations	(0.68)	1.83		0.89	0.00	(d)

Less distributions from:
Net investment income	(0.19)	(0.20)		(0.10)	–
Net realized gains	(0.01)	–		–	–

Total distributions	(0.20)	(0.20)		(0.10)	–

Net asset value, end of period	$11.54	$12.42		$10.79	$10.00

TOTAL RETURN	(5.36)%	17.13	%(b)	8.94%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$45,913	$28,529		$17,294	$3,500
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.34%	0.35	%(c)	1.15%	670.85	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.10%	0.09	%(c)	0.08%	0.10	%(c)
Ratio of net investment
income (loss) to
average net assets	1.67%	2.42	%(c)	0.90%	(0.10	)%(c)
Portfolio turnover rate	25%	11	%(b)	10%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	81

Financial highlights	concluded

Lifecycle Index 2045 Fund ▪ For the period or year ended

	Premier Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.40	$10.78		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.17	0.18		0.16	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(0.86)	1.63		0.71	—

Total gain (loss) from
investment operations	(0.69)	1.81		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.18)	(0.19)		(0.09)	—
Net realized gains	(0.01)	—		—	—

Total distributions	(0.19)	(0.19)		(0.09)	—

Net asset value, end of period	$11.52	$12.40		$10.78	$10.00

TOTAL RETURN	(5.46)%	17.01	%(b)	8.80%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$7,202	$4,521		$408	$250
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.49%	0.51	%(c)	1.37%	875.72	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.25%	0.24	%(c)	0.23%	0.25	%(c)
Ratio of net investment
income (loss) to
average net assets	1.49%	2.25	%(c)	1.57%	(0.25	)%(c)
Portfolio turnover rate	25%	11	%(b)	10%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.09%, 0.08% and 0.09%, respectively.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

82	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights

Lifecycle Index 2050 Fund ▪ For the period or year ended

	Retirement Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.38	$10.76		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.16	0.17		0.15	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(0.86)	1.64		0.71	–

Total gain (loss) from
investment operations	(0.70)	1.81		0.86	0.00	(d)

Less distributions from:
Net investment income	(0.18)	(0.19)		(0.10)	–
Net realized gains	(0.01)	–		–	–

Total distributions	(0.19)	(0.19)		(0.10)	–

Net asset value, end of period	$11.49	$12.38		$10.76	$10.00

TOTAL RETURN	(5.57)%	17.01	%(b)	8.67%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$1,692	$404		$286	$250
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.75%	0.80	%(c)	1.80%	875.82	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.35%	0.34	%(c)	0.33%	0.35	%(c)
Ratio of net investment
income (loss) to
average net assets	1.35%	2.14	%(c)	1.49%	(0.35	)%(c)
Portfolio turnover rate	30%	12	%(b)	11%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	83

Financial highlights	continued

Lifecycle Index 2050 Fund ▪ For the period or year ended

	Institutional Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.42	$10.78		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.18		0.11	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(0.88)	1.66		0.78	–

Total gain (loss) from
investment operations	(0.68)	1.84		0.89	0.00	(d)

Less distributions from:
Net investment income	(0.19)	(0.20)		(0.11)	–
Net realized gains	(0.01)	–		–	–

Total distributions	(0.20)	(0.20)		(0.11)	–

Net asset value, end of period	$11.54	$12.42		$10.78	$10.00

TOTAL RETURN	(5.36)%	17.26	%(b)	8.94%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$30,943	$19,744		$11,539	$3,500
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.44%	0.43	%(c)	1.46%	670.85	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.10%	0.09	%(c)	0.08%	0.10	%(c)
Ratio of net investment
income (loss) to
average net assets	1.68%	2.35	%(c)	1.10%	(0.10	)%(c)
Portfolio turnover rate	30%	12	%(b)	11%	0	%(b)

84	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle Index 2050 Fund ▪ For the period or year ended

	Premier Class

	05/31/12	05/31/11	†	09/30/10	09/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$12.39	$10.77		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.17	0.18		0.16	0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(0.86)	1.64		0.71	–

Total gain (loss) from
investment operations	(0.69)	1.82		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.18)	(0.20)		(0.10)	–
Net realized gains	(0.01)	–		–	–

Total distributions	(0.19)	(0.20)		(0.10)	–

Net asset value, end of period	$11.51	$12.39		$10.77	$10.00

TOTAL RETURN	(5.46)%	17.04	%(b)	8.80%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$3,683	$2,458		$328	$250
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	0.59%	0.60	%(c)	1.65%	875.72	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.25%	0.24	%(c)	0.23%	0.25	%(c)
Ratio of net investment
income (loss) to
average net assets	1.48%	2.27	%(c)	1.59%	(0.25	)%(c)
Portfolio turnover rate	30%	12	%(b)	11%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.09%, 0.08% and 0.09%, respectively.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	85

Financial highlights

Lifecycle Index 2055 Fund ▪ For the period or year ended

	Retirement Class				Institutional Class				Premier Class

	05/31/12		05/31/11	*	05/31/12		05/31/11	*	05/31/12		05/31/11	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,
beginning of period	$9.87		$10.00		$9.87		$10.00		$9.87		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.13		0.00	(d)	0.15		0.00	(d)	0.14		0.00	(d)
Net realized and unrealized
gain (loss) on total
investments	(0.70)		(0.13)		(0.69)		(0.13)		(0.70)		(0.13)

Total gain (loss) from
investment operations	(0.57)		(0.13)		(0.54)		(0.13)		(0.56)		(0.13)

Less distributions from:
Net investment income	(0.13)		–		(0.15)		–		(0.14)		–
Net realized gains	(0.00	)(d)	–		(0.00	)(d)	–		(0.00	)(d)	–

Total distributions	(0.13)		–		(0.15)		–		(0.14)		–

Net asset value, end of period	$9.17		$9.87		$9.18		$9.87		$9.17		$9.87

TOTAL RETURN	(5.59)%		(1.30	)%(b)	(5.33)%		(1.30	)%(b)	(5.53)%		(1.30	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
or year (in thousands)	$966		$987		$8,376		$7,896		$986		$987
Ratio of expenses to
average net assets before
expense waiver and
reimbursement (e)	1.46%		9.33	%(c)	1.15%		8.35	%(c)	1.31%		9.18	%(c)
Ratio of expenses to
average net assets after
expense waiver and
reimbursement (e)	0.35%		0.35	%(c)	0.10%		0.10	%(c)	0.25%		0.25	%(c)
Ratio of net investment
income (loss) to
average net assets	1.38%		(0.09	)%(c)	1.63%		0.16	%(c)	1.52%		0.01	%(c)
Portfolio turnover rate	7%		1	%(b)	7%		1	%(b)	7%		1	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the periods ended May 31, 2012 and May 31, 2011 was 0.09%.

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on April 29, 2011.

86	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Notes to financial statements

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Retirement and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from investments in affiliated investment companies on the Statements of Operations. Realized gains and losses on sales from investments in affiliated and unaffiliated investment companies are based upon the specific identification method.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	87

Notes to financial statements

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2009–2012) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2012, permanent book and tax differences resulting primarily from dividend reclassifications and non-deductible distribution fees were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the

88	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2012, there were no transfers between levels by the Funds.

As of May 31, 2012, all of the investments in the Lifecycle Index Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of a Fund’s average daily net assets for the management of a Fund’s investment portfolio. Advisors has contractually agreed to waive a portion of certain Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund: 0.04% for the Retirement Income Fund; 0.03% for the 2010 Fund; 0.02% for the 2015 Fund; 0.01% for the 2020 Fund; and 0.01% for the 2025 Fund. These waivers will remain in effect through September 30, 2012. However, this agreement may be terminated before this date with the approval of the Board. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its cost in providing certain administrative and operational oversight services to the Funds.

Under the terms of a Retirement Class Service Agreement with each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. The Retirement Class and Premier Class of the Funds are subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class and Premier Class at the annual rate of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. TPIS has agreed not to seek any payment from the Retirement Class shares under the distribution Rule 12b-1 plan through September 30, 2013. However, this agreement may be terminated before this date with the approval of the Board.

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	89

Notes to financial statements

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of fund expenses are disclosed as part of due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.35% of average daily net assets for the Retirement Class shares; 0.25% of the average daily net assets for the Premier Class shares; and 0.10% of average daily net assets for the Institutional Class shares of the Funds. The expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with the approval of the Board.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in the Fund. The following is the percentage of the Funds’ shares owned by affiliates as of May 31, 2012:

Fund	TIAA

Lifecycle Index Retirement Income	33%
Lifecycle Index 2010	1%
Lifecycle Index 2015	2%
Lifecycle Index 2020	2%
Lifecycle Index 2025	2%
Lifecycle Index 2030	2%
Lifecycle Index 2035	2%
Lifecycle Index 2040	2%
Lifecycle Index 2045	9%
Lifecycle Index 2050	13%
Lifecycle Index 2055	90%

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2011	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at May 31, 2012

Lifecycle Index Retirement Income
TIAA-CREF Bond Index	$4,826,753	$3,453,776	$1,179,610	$5,851	$145,584	$7,372,835
TIAA-CREF Emerging Markets Equity Index	242,074	282,794	73,844	(11,008)	5,980	380,733
TIAA-CREF Equity Index	2,854,489	2,300,094	776,134	(30,573)	50,239	4,354,657
TIAA-CREF Inflation-Linked Bond	959,918	685,696	275,731	3,728	36,382	1,480,252
TIAA-CREF International Equity Index	700,361	780,345	207,706	(21,422)	26,135	1,064,670

	9,583,595	7,502,705	2,513,025	(53,424)	264,320	14,653,147

90	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

Issue	Value at May 31, 2011	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at May 31, 2012

Lifecycle Index 2010
TIAA-CREF Bond Index	$25,824,608	$16,764,749	$7,456,468	$27,576	$777,901	$36,579,175
TIAA-CREF Emerging Markets Equity Index	1,831,743	1,799,016	608,480	(94,024)	45,542	2,515,358
TIAA-CREF Equity Index	21,361,721	13,529,027	5,855,630	(211,477)	377,982	28,774,018
TIAA-CREF Inflation-Linked Bond	3,657,260	2,550,698	1,134,930	14,220	144,359	5,498,823
TIAA-CREF International Equity Index	5,304,986	4,835,606	1,609,380	(204,711)	196,884	7,033,112

	57,980,318	39,479,096	16,664,888	(468,416)	1,542,668	80,400,486

Lifecycle Index 2015
TIAA-CREF Bond Index	$33,534,671	$25,735,671	$9,655,844	$2,531	$1,043,914	$51,530,047
TIAA-CREF Emerging Markets Equity Index	3,065,912	3,329,885	973,429	(149,041)	80,314	4,534,230
TIAA-CREF Equity Index	36,009,465	24,252,770	8,099,754	(269,168)	664,698	51,873,954
TIAA-CREF Inflation-Linked Bond	3,703,919	3,092,344	1,133,207	10,345	145,786	6,111,276
TIAA-CREF International Equity Index	8,873,908	8,872,554	2,468,254	(280,850)	346,258	12,679,431

	85,187,875	65,283,224	22,330,488	(686,183)	2,280,970	126,728,938

Lifecycle Index 2020
TIAA-CREF Bond Index	$35,566,130	$25,464,747	$8,567,756	$28,405	$1,071,628	$54,459,629
TIAA-CREF Emerging Markets Equity Index	4,356,808	4,269,601	929,520	(151,775)	107,994	6,436,516
TIAA-CREF Equity Index	51,387,556	30,279,373	7,121,284	(366,691)	898,745	73,747,498
TIAA-CREF Inflation-Linked Bond	2,500,571	2,229,374	634,937	7,072	97,597	4,401,974
TIAA-CREF International Equity Index	12,604,917	11,267,900	2,171,272	(299,671)	468,765	18,007,275

	106,415,982	73,510,995	19,424,769	(782,660)	2,644,729	157,052,892

Lifecycle Index 2025
TIAA-CREF Bond Index	$26,901,027	$18,945,204	$6,100,283	$15,387	$813,515	$41,249,153
TIAA-CREF Emerging Markets Equity Index	4,549,686	4,151,715	759,497	(125,160)	112,736	6,640,842
TIAA-CREF Equity Index	53,374,627	28,339,417	4,816,489	(236,148)	937,719	76,167,211
TIAA-CREF Inflation-Linked Bond	330,145	803,845	84,545	569	16,315	1,111,167
TIAA-CREF International Equity Index	13,167,414	10,860,230	1,641,238	(231,847)	488,951	18,573,617

	98,322,899	63,100,411	13,402,052	(577,199)	2,369,236	143,741,990

Lifecycle Index 2030
TIAA-CREF Bond Index	$21,552,332	$15,526,295	$5,125,085	$24,897	$649,349	$33,133,138
TIAA-CREF Emerging Markets Equity Index	5,654,574	4,442,647	577,967	(91,766)	135,455	7,926,601
TIAA-CREF Equity Index	66,210,941	30,197,039	4,051,699	(195,569)	1,132,914	91,179,745
TIAA-CREF International Equity Index	16,370,027	11,796,456	1,326,861	(186,023)	590,819	22,164,187

	109,787,874	61,962,437	11,081,612	(448,461)	2,508,537	154,403,671

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	91

Notes to financial statements

Issue	Value at May 31, 2011	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at May 31, 2012

Lifecycle Index 2035
TIAA-CREF Bond Index	$11,623,962	$9,720,531	$2,544,382	$7,937	$366,200	$19,479,702
TIAA-CREF Emerging Markets Equity Index	5,679,198	4,484,118	458,834	(79,254)	139,820	8,067,856
TIAA-CREF Equity Index	66,864,443	32,050,532	2,952,070	(148,681)	1,163,242	94,795,777
TIAA-CREF International Equity Index	16,432,803	11,919,092	1,022,056	(147,612)	606,262	22,534,533

	100,600,406	58,174,273	6,977,342	(367,610)	2,275,524	144,877,868

Lifecycle Index 2040
TIAA-CREF Bond Index	$13,452,491	$9,266,003	$3,312,652	$15,425	$400,455	$20,144,236
TIAA-CREF Emerging Markets Equity Index	7,559,336	6,398,700	582,238	(113,324)	194,479	11,186,075
TIAA-CREF Equity Index	89,514,031	45,866,327	2,642,033	(134,288)	1,620,473	131,612,674
TIAA-CREF International Equity Index	21,865,500	16,754,142	932,671	(150,525)	845,032	31,251,659

	132,391,358	78,285,172	7,469,594	(382,712)	3,060,439	194,194,644

Lifecycle Index 2045
TIAA-CREF Bond Index	$3,414,731	$2,809,443	$654,698	$6,185	$104,842	$5,766,581
TIAA-CREF Emerging Markets Equity Index	1,922,936	1,970,449	88,379	(17,129)	49,553	3,195,248
TIAA-CREF Equity Index	22,567,681	16,205,092	615,143	(30,042)	412,997	37,682,520
TIAA-CREF International Equity Index	5,564,460	5,337,281	182,772	(31,210)	215,365	8,946,840

	33,469,808	26,322,265	1,540,992	(72,196)	782,757	55,591,189

Lifecycle Index 2050
TIAA-CREF Bond Index	$2,266,452	$1,897,573	$554,503	$4,124	$68,915	$3,739,239
TIAA-CREF Emerging Markets Equity Index	1,283,918	1,286,437	87,384	(17,534)	32,633	2,077,920
TIAA-CREF Equity Index	15,207,276	10,164,761	585,543	(35,879)	272,855	24,425,781
TIAA-CREF International Equity Index	3,713,740	3,418,405	152,378	(27,793)	142,303	5,804,102

	22,471,386	16,767,176	1,379,808	(77,082)	516,706	36,047,042

Lifecycle Index 2055
TIAA-CREF Bond Index	$998,178	$278,079	$252,737	$5,878	$23,182	$1,067,942
TIAA-CREF Emerging Markets Equity Index	568,766	181,757	20,206	(3,677)	10,514	593,673
TIAA-CREF Equity Index	6,654,130	674,515	140,452	(7,089)	87,943	6,970,868
TIAA-CREF International Equity Index	1,648,775	472,834	58,683	(9,744)	45,859	1,662,730

	9,869,849	1,607,185	472,078	(14,632)	167,498	10,295,213

92	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

Lifecycle Index
Retirement Income	$13,733,086	$ 1,061,298	$(141,237)	$920,061
Lifecycle Index 2010	76,153,941	5,176,423	(929,878)	4,246,545
Lifecycle Index 2015	120,402,326	8,079,313	(1,752,701)	6,326,612
Lifecycle Index 2020	149,959,887	9,783,983	(2,690,978)	7,093,005
Lifecycle Index 2025	137,388,727	9,225,066	(2,871,803)	6,353,263
Lifecycle Index 2030	147,581,421	10,501,123	(3,678,873)	6,822,250
Lifecycle Index 2035	138,675,675	10,016,689	(3,814,496)	6,202,193
Lifecycle Index 2040	185,032,231	14,283,673	(5,121,260)	9,162,413
Lifecycle Index 2045	53,936,719	3,225,199	(1,570,729)	1,654,470
Lifecycle Index 2050	34,866,842	2,197,557	(1,017,357)	1,180,200
Lifecycle Index 2055	11,141,482	27,825	(874,094)	(846,269)

Purchases and sales: Purchases and sales of securities (other than short-term money market instruments) for all of the Funds for the year ended May 31, 2012 were as follows:

Fund	Purchases	Sales

Lifecycle Index Retirement Income	$ 8,138,311	$3,142,662
Lifecycle Index 2010	41,203,011	18,388,570
Lifecycle Index 2015	66,112,040	23,164,660
Lifecycle Index 2020	73,510,995	19,424,769
Lifecycle Index 2025	64,789,560	15,072,097
Lifecycle Index 2030	64,849,918	13,944,642
Lifecycle Index 2035	74,706,004	23,502,429
Lifecycle Index 2040	99,463,172	28,633,230
Lifecycle Index 2045	35,966,570	11,181,198
Lifecycle Index 2050	23,995,817	8,603,342
Lifecycle Index 2055	1,850,764	716,290

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	93

Notes to financial statements

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2012, the period ended May 31, 2011, and the year ended September 30, 2010 was as follows:

	5/31/2012

Fund	Ordinary income	Long-term capital gains	Total

Lifecycle Index
Retirement Income	$ 275,340	$3,402	$ 278,742
Lifecycle Index 2010	1,593,882	2,869	1,596,751
Lifecycle Index 2015	2,217,239	3,604	2,220,843
Lifecycle Index 2020	2,520,040	26,774	2,546,814
Lifecycle Index 2025	2,263,861	2,829	2,266,690
Lifecycle Index 2030	2,403,232	30,070	2,433,302
Lifecycle Index 2035	2,240,785	1,989	2,242,774
Lifecycle Index 2040	3,066,635	45,814	3,112,449
Lifecycle Index 2045	768,654	2,660	771,314
Lifecycle Index 2050	508,811	1,945	510,756
Lifecycle Index 2055	157,031	–	157,031

	5/31/2011

Fund	Ordinary income	Long-term capital gains	Total

Lifecycle Index
Retirement Income	$149,538	$–	$149,538
Lifecycle Index 2010	812,902	–	812,902
Lifecycle Index 2015	1,114,874	–	1,114,874
Lifecycle Index 2020	1,343,207	–	1,343,207
Lifecycle Index 2025	1,271,953	–	1,271,953
Lifecycle Index 2030	1,466,280	–	1,466,280
Lifecycle Index 2035	1,370,113	–	1,370,113
Lifecycle Index 2040	1,866,031	–	1,866,031
Lifecycle Index 2045	442,187	–	442,187
Lifecycle Index 2050	291,360	–	291,360
Lifecycle Index 2055	–	–	–

94	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

	9/30/2010

Fund	Ordinary income	Long-term capital gains	Total

Lifecycle Index
Retirement Income	$121,285	$–	$121,285
Lifecycle Index 2010	54,637	–	54,637
Lifecycle Index 2015	58,393	–	58,393
Lifecycle Index 2020	60,463	–	60,463
Lifecycle Index 2025	62,461	–	62,461
Lifecycle Index 2030	65,253	–	65,253
Lifecycle Index 2035	66,735	–	66,735
Lifecycle Index 2040	67,867	–	67,867
Lifecycle Index 2045	66,026	–	66,026
Lifecycle Index 2050	65,969	–	65,969
Lifecycle Index 2055	–	–	–

As of May 31, 2012, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation)	Post-October losses	Total

Lifecycle Index
Retirement Income	$ 23,627	$1,420	$ 920,061	$–	$ 945,108
Lifecycle Index 2010	372,285	5,719	4,246,544	–	4,624,548
Lifecycle Index 2015	480,730	7,852	6,326,614	–	6,815,196
Lifecycle Index 2020	425,109	4,307	7,093,006	–	7,522,422
Lifecycle Index 2025	308,755	1,124	6,353,265	–	6,663,144
Lifecycle Index 2030	212,298	455	6,822,248	–	7,035,001
Lifecycle Index 2035	90,275	457	6,202,193	(9,564)	6,283,361
Lifecycle Index 2040	76,768	148	9,162,413	(14,015)	9,225,314
Lifecycle Index 2045	18,817	163	1,654,469	(8,719)	1,664,730
Lifecycle Index 2050	13,163	–	1,180,199	(8,112)	1,185,250
Lifecycle Index 2055	4,453	31	(846,269)	–	(841,785)

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the utilization of capital loss carryovers, and the treatment of short term gain as ordinary income for tax purposes.

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	95

Notes to financial statements	concluded

For the year ended May 31, 2012, the Lifecycle Index 2055 Fund utilized $292 of its capital loss carryover available from prior years.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. Prior to June 28, 2011, the unsecured revolving credit facility was $1.0 billion. For the year ended May 31, 2012, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

96	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Report of independent registered
public accounting firm

To the Board of Trustees and Shareholders of the
Lifecycle Index Funds of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lifecycle Index Retirement Income Fund, Lifecycle Index 2010 Fund, Lifecycle Index 2015 Fund, Lifecycle Index 2020 Fund, Lifecycle Index 2025 Fund, Lifecycle Index 2030 Fund, Lifecycle Index 2035 Fund, Lifecycle Index 2040 Fund, Lifecycle Index 2045 Fund, Lifecycle Index 2050 Fund, and Lifecycle Index 2055 Fund (constituting the Lifecycle Index Funds of the TIAA-CREF Funds, hereafter referred to as the “Funds”), at May 31, 2012, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 18, 2012

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	97

Trustees and officers (unaudited)

TIAA-CREF Lifecycle Index Funds ▪ May 31, 2012

Disinterested trustees

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	77	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	77

Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; Independent Member of the Boards of Lazard Alternative Strategies Fund, LLC and Lazard Alternative Strategies 1099 Fund.

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	77	Director of Copper Rock Capital Partners, LLC (investment adviser).

98	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (since 2010), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	77	Director, D2D Fund.

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	Former President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	77	None

Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Trustee	Indefinite term. Trustee since 2011.	Former Partner (2004–2010) and Managing Director (2002–2010), Goldman Sachs Asset Management.	77

Investment committee member, College of Mount Saint Vincent; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	77

Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and North Shore Land Alliance.

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Former Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Former Program Director, NBER (1990–2008).	77	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	99

Trustees and officers (unaudited)	continued

TIAA-CREF Lifecycle Index Funds ▪ May 31, 2012

Disinterested trustees — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Chairman of the Board and Trustee	Indefinite term as Trustee; Chairman for term ending December 31, 2012. Trustee since 1999. Chairman since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	77	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust; Member, Duke Children’s Hospital and Health Center National Board of Advisors.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002); Professor, University of Texas at Austin (since 1987). Former Chairman, Department of Finance, University of Texas at Austin (2002–2011).	77	Member of the Governing Council, Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

100	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Executive Officers

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.

Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Former Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Accounts VA-1 and VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Former Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Advisors, LLC. (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Former Managing Director/Director of Global Compliance, AIG Investments (2000–2008).

Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/51	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2012.

Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds since 2012. President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2008). Director of Covariance Capital Management, Inc. (“Covariance”) (since 2010). Former Chairman, Head of Financial Services and Member of the Executive Committee, Swiss Re America Holding Corporation (2006–2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006).

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	101

Trustees and officers (unaudited)	concluded

TIAA-CREF Lifecycle Index Funds ▪ May 31, 2012

Executive officers — continued

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years

Eugene Flood, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/55	Executive Vice President	One-year term. Executive Vice President since 2011.

Executive Vice President, President of Diversified Financial Services of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2011). President, Chief Executive Officer, Manager and Chairman of TIAA-CREF Redwood, LLC (“Redwood”) (since 2011). Director and Chairman of Covariance (since 2011). Manager and Chairman of Kaspick & Company LLC (since 2011). Director and Chairman of TIAA-CREF Life Insurance Company (“T-C Life”) (since 2011). Former President and Chief Executive Officer (2000–2010) and Director (1994–2010), Smith Breeden Associates, Inc., an investment adviser. Former Trustee of the TIAA-CREF Fund Complex (2005–2011). Dean’s Advisory Committee, Massachusetts Institute of Technology’s Sloan School of Management (since 2000).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010) and Funds Treasurer (since 2006) of TIAA. Director of Advisors (since 2008). Director of TIAA-CREF Asset Management (“TCAM”) (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Assistant Treasurer of T-C Life (since 2012). Director of TIAA-CREF Trust Treasurer Company, FSB (“Trust”) (since 2008). Senior Vice President and Funds Treasurer of TCAA (since 2011). Senior Vice President and Funds Treasurer of TCAS (since 2011).

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

Executive Vice President, Head of Risk Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Risk Management (since 2009), Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Former Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2011). Former Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA. Former Director of T-C Life (2006–2008). Former Director of TPIS, Advisors and Investment Management (2008).

102	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.

Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Funds Complex (since 2012). Former President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).

Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Vice President and Corporate Secretary	One-year term. Senior Vice President and Corporate Secretary since 2012.

Senior Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2012). Former Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President, President of Retirement and Individual Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Former Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (since 2012) of TCT Holdings, Inc. Former Director (2007–2011) and Former Executive Vice President (2008–2010) of TCAM. Manager (since 2006), Former President and CEO (2006–2010) of Redwood. Former Director of Tuition Financing (2008–2009) and Former Executive Vice President of T-C Life (2009–2010).

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Former Chief Communications Officer of TIAA (2010–2011). Former Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010). Former Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org or by telephone at 800 223-1200.

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	103

Renewal of investment
management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifecycle Index Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of the TIAA-CREF Lifecycle Index Fund series. Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held a meeting on March 29, 2012, at which it considered the annual renewal of the Agreement with respect to each Fund other than the Lifecycle Index 2055 Fund using its previously-established process. (The Board did not consider the renewal of the Agreement for the Lifecycle Index 2055 Fund at this meeting, because this Fund’s Agreement was initially approved in March 2011 with a two-year term. Accordingly, in the discussion below, the references to “Funds” do not include the Lifecycle Index 2055 Fund.) As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to the Board in connection with the proposed contract renewals, and then helped evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 29, 2012 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Funds, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

104	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance and portfolio turnover rates. Lipper also compared certain of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies (as applicable), each of which was selected by Lipper, and, in the case of the investment performance data, against appropriate composite indices made up of broad-based market indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

In advance of the Board meeting held on March 29, 2012, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed its benchmark index by a specified amount over a three-year period, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fallout” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	105

Renewal of investment
management agreement (unaudited)

In considering whether to renew the Agreement with respect to each Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (5) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors, and thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 29, 2012, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that invest their assets in the securities of other investment companies managed by TAI, referred to as “underlying funds”), including selecting underlying funds and allocating the Funds’ assets among the underlying funds, conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment

106	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable). In this regard, the Board considered that, with some exceptions, the Funds ranked in the top three performance quintile versus their peer universes of mutual funds. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2011 with respect to the Funds. The Board considered TAI’s profit/loss calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Funds. The Board also noted TAI’s partial voluntary waiver of certain of the Funds’ management fees. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board also acknowledged certain permanent and temporary waivers of management fees and reimbursements of expenses above specified amounts of TIAA-CREF Funds used as underlying investments for the Funds which would reduce the Funds’ expenses. The Board considered that TAI had not earned profits with respect to the Funds under the Agreement and expected this trend to continue. The Board also considered that TAI may have indirect earnings with respect to the Funds based on the Funds’ investment in affiliated underlying funds also managed by TAI.

During its review of TAI’s profitability, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	107

Renewal of investment
management agreement (unaudited)

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were similar or lower than the management fee rates charged by many or most comparable mutual funds, and also noted that TAI currently waives a portion of such fees for some of the Funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board considered that, because TAI incurred losses with respect to each of the Funds, there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ management fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. The Board considered that TAI and its affiliates provide fund-of-funds management services to the Lifecycle Funds and the Lifestyle Funds, with an annual management fee of 0.10% of average daily net assets that is currently being entirely waived or reimbursed by TAI. TAI also manages another fund-of-funds, TIAA-CREF Managed Allocation Fund, for which it receives no management fee. TAI also manages other asset allocation products, such as education savings plans (529 plans).

Other benefits

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI continues to be willing to waive fees and make expense reimbursements to the Funds and to certain of the underlying funds in which they invest. In addition, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading

108	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. TAI may also benefit from the Funds’ investment in underlying funds that are also managed by TAI.

Fund-by-Fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund (except where otherwise noted). Because the Institutional Class generally has different non-management expenses than the Retirement and Premier Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below ended as of December 31, 2011. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2011 under the Agreement. None of the Funds has been operational for a sufficient period of time to have earned a Morningstar rating.

Lifecycle Index Retirement Income Fund
•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.04% of this fee through at least September 30, 2012.
•	The Fund’s total expenses were in the 3rd quintile of the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).
•

The Fund was in the 1st quintile of the universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”) for the one- and two-year and since inception periods.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Lifecycle Index 2010 Fund
•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.03% of this fee through at least September 30, 2012.
•	The Fund was in the 1st quintile of its Performance Universe for the one- and two-year and since inception periods.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Lifecycle Index 2015 Fund
•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.02% of this fee through at least September 30, 2012.

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	109

Renewal of investment
management agreement (unaudited)

•	The Fund was in the 1st quintile of its Performance Universe for the one- and two-year and since inception periods.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Lifecycle Index 2020 Fund
•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.01% of this fee through at least September 30, 2012.
•	The Fund was in the 1st quintile of its Performance Universe for the one- and two-year periods and the 2nd quintile of its Performance Universe for the since inception period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Lifecycle Index 2025 Fund
•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.01% of this fee through at least September 30, 2012.
•	The Fund was in the 1st quintile of its Performance Universe for the one- and two-year periods and the 2nd quintile of its Performance Universe for the since inception period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Lifecycle Index 2030 Fund
•	The Fund’s annual contractual management fee is 0.10% of average daily net assets.
•	The Fund was in the 1st quintile of its Performance Universe for the one- and two-year periods and the since inception period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Lifecycle Index 2035 Fund
•	The Fund’s annual contractual management fee is 0.10% of average daily net assets.
•	The Fund was in the 1st quintile of its Performance Universe for the one- and two-year periods and the 2nd quintile of its Performance Universe for the since inception period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Lifecycle Index 2040 Fund
•	The Fund’s annual contractual management fee is 0.10% of average daily net assets.
•	The Fund was in the 1st quintile of its Performance Universe for the one- and two-year periods and the 2nd quintile of its Performance Universe for the since inception period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

110	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

concluded

Lifecycle Index 2045 Fund
•	The Fund’s annual contractual management fee is 0.10% of average daily net assets.
•	The Fund was in the 1st quintile of its Performance Universe for the one- and two-year periods and the since inception period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Lifecycle Index 2050 Fund
•	The Fund’s annual contractual management fee is 0.10% of average daily net assets.
•	The Fund’s total expenses were in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Universe for the one- and two-year periods and the since inception period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Lifecycle Index Funds ▪ 2012 Annual Report	111

Important tax information (unaudited)

For the year ended May 31, 2012, the Lifecycle Index Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long-term gains

Lifecycle Index Retirement Income	$3,402
Lifecycle Index 2010	2,869
Lifecycle Index 2015	3,604
Lifecycle Index 2020	26,774
Lifecycle Index 2025	2,829
Lifecycle Index 2030	30,070
Lifecycle Index 2035	1,989
Lifecycle Index 2040	45,814
Lifecycle Index 2045	2,660
Lifecycle Index 2050	1,945
Lifecycle Index 2055	–

For the year ended May 31, 2012, the Lifecycle Index Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Fund	Percentage

Lifecycle Index Retirement Income	30.63%
Lifecycle Index 2010	38.15%
Lifecycle Index 2015	46.65%
Lifecycle Index 2020	55.25%
Lifecycle Index 2025	64.04%
Lifecycle Index 2030	73.43%
Lifecycle Index 2035	81.73%
Lifecycle Index 2040	84.01%
Lifecycle Index 2045	84.09%
Lifecycle Index 2050	84.03%
Lifecycle Index 2055	81.54%

112	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

For the year ended May 31, 2012, the Lifecycle Index Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage

Lifecycle Index Retirement Income	18.02%
Lifecycle Index 2010	22.45%
Lifecycle Index 2015	27.08%
Lifecycle Index 2020	32.31%
Lifecycle Index 2025	37.62%
Lifecycle Index 2030	43.38%
Lifecycle Index 2035	48.55%
Lifecycle Index 2040	49.93%
Lifecycle Index 2045	50.11%
Lifecycle Index 2050	50.04%
Lifecycle Index 2055	49.09%

For the year ended May 31, 2012, the Lifecycle Index Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

Fund	Foreign source income	Foreign source income per share

Lifecycle Index Retirement Income	$30,731	$0.02800
Lifecycle Index 2010	231,905	0.03557
Lifecycle Index 2015	408,030	0.04076
Lifecycle Index 2020	551,791	0.04699
Lifecycle Index 2025	575,628	0.05290
Lifecycle Index 2030	694,928	0.05870
Lifecycle Index 2035	713,764	0.06458
Lifecycle Index 2040	994,540	0.06643
Lifecycle Index 2045	253,459	0.06573
Lifecycle Index 2050	167,385	0.06581
Lifecycle Index 2055	53,940	0.05232

TIAA-CREF Lifecycle Index Funds • 2012 Annual Report	113

Important tax information (unaudited)	concluded

For the year ended May 31, 2012, the Lifecycle Index Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

Fund	Foreign taxes paid	Foreign taxes paid per share

Lifecycle Index Retirement Income Fund	$2,639	$0.00241
Lifecycle Index 2010 Fund	19,931	0.00306
Lifecycle Index 2015 Fund	35,075	0.00350
Lifecycle Index 2020 Fund	47,410	0.00404
Lifecycle Index 2025 Fund	49,461	0.00455
Lifecycle Index 2030 Fund	59,688	0.00504
Lifecycle Index 2035 Fund	61,331	0.00555
Lifecycle Index 2040 Fund	85,445	0.00571
Lifecycle Index 2045 Fund	21,775	0.00565
Lifecycle Index 2050 Fund	14,377	0.00565
Lifecycle Index 2055 Fund	4,633	0.00449

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2012, which will be reported in conjunction with your 2012 Form 1099-DIV.

By early 2013, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

114	2012 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

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How to reach us

TIAA-CREF website

tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service

800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2012 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA-CREF

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2012 Annual Report

TIAA-CREF

Managed Allocation Fund

of the TIAA-CREF Funds

May 31, 2012

Understanding your fund report

This annual report contains information about the Managed Allocation Fund and describes the fund’s results for the twelve months ended May 31, 2012.
The report contains three main sections:
•	The fund performance section compares the fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolio of investments lists the underlying TIAA-CREF Funds in which the Managed Allocation Fund had investments as of May 31, 2012.
•	The financial statements provide detailed information about the operations and financial condition of the fund.

          The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2012 Annual Report ▪ TIAA-CREF Managed Allocation Fund

Information for investors

Portfolio holdings

The complete portfolio of investments for the Managed Allocation Fund appears on page 10 of this report. You can also obtain a complete list of the holdings of the Managed Allocation Fund and of the underlying funds in which the Managed Allocation Fund invests (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Managed Allocation Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of February 28 or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting
A description of our proxy voting policies and procedures for the underlying funds of the Managed Allocation Fund can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the Managed Allocation Fund’s underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management
The Managed Allocation Fund is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Managed Allocation Fund ▪ 2012 Annual Report	3

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
          The expense example that appears in the table on page 5 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
          The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
          The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2011– May 31, 2012).

Actual expenses
The first line of the two lines listed for each share class in the table uses that class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes
The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.
          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

4	2012 Annual Report ▪ TIAA-CREF Managed Allocation Fund

Important information about expenses

Expense example

Six months ended May 31, 2012

Managed Allocation Fund	Beginning account value (12/1/11)	Ending account value (5/31/12)	Expenses paid during period* (12/1/11–5/31/12)	Effective expenses paid during period† (12/1/11–5/31/12)

Institutional Class
Actual return	$1,000.00	$1,042.11	$0.00	$2.20
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.17

Retirement Class
Actual return	$1,000.00	$1,040.86	$1.28	$3.47
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.44

Retail Class
Actual return	$1,000.00	$1,040.60	$1.28	$3.47
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.44

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2012. The fund’s annualized six-month expense ratio for that period was 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.25% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

†

“Effective expenses paid during period” is based on the fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the most recent fiscal half-year. For that period, the total annualized weighted average expense ratio was 0.43% for the Institutional Class, 0.68% for the Retirement Class and 0.68% for the Retail Class.

TIAA-CREF Managed Allocation Fund ▪ 2012 Annual Report	5

Managed Allocation Fund

Performance for the twelve months ended May 31, 2012

The Managed Allocation Fund returned –1.79% for the Institutional Class, compared with the –0.96% return of its benchmark, the Managed Allocation Composite Index. The table on the following page shows returns for all share classes of the fund.

Stocks stumble, but the bond market advances

The U.S. stock market, as measured by the Russell 3000® Index, fell 1.87% for the twelve months covered by this report. During the first four months of the period—June through September 2011—the U.S. market lost 16.80%, largely due to investor concerns about Europe’s debt crisis and the pace of the global economic recovery. The market staged an impressive rally during the next six months, however, rising 26.55%, on signs that growth was picking up and European policymakers were addressing the continent’s problems. Disappointing economic data again weighed on stocks during April and May, and the Russell 3000 dropped 6.80% over the last two months of the period.

     Foreign stocks—constrained by Europe’s debt troubles—posted double-digit losses for the twelve months. The MSCI EAFE (Europe, Australasia, Far East)+EM (Emerging Markets) Index, which measures stock performance in 22 developed nations outside North America and in 21 developing nations, fell 20.44% in dollar terms.

     In this period of heightened volatility in the global stock markets, investors flocked to the relative safety and liquidity of fixed-income securities. The domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned 7.12% for the twelve months.

The fund trails its benchmark in a turbulent market environment

The absolute return of the Managed Allocation Fund was adversely affected by double-digit declines from its international equity fund investments. These included the International Equity Fund (down 25.53%), the Emerging Markets Equity Fund (down 22.11%) and the Enhanced International Equity Index Fund (down 20.17%). (Fund returns are for the Institutional Class.)

     The fund lagged its composite benchmark largely because of unfavorable relative results from its investments in the Bond Plus Fund, the International Equity Fund and the Large-Cap Value Fund. While the Bond Plus Fund gained a solid 6.61%, it underperformed the Barclays aggregate index by half a percentage point and constituted 40% of the total portfolio.

     Conversely, the fund’s relative performance benefited from its positions in the Enhanced Large-Cap Growth Index Fund and the Growth & Income Fund, both of which outperformed the Russell 3000 for the period.

6	2012 Annual Report ▪ TIAA-CREF Managed Allocation Fund

Managed Allocation Fund

Performance as of May 31, 2012

		Total return	Average annual total return

Managed Allocation Fund	Inception date	1 year	5 years	since inception

Institutional Class	3/31/2006	–1.79%	0.99%	3.17%
Retirement Class	3/31/2006	–2.04	0.72	2.90
Retail Class	3/31/2006	–2.03	0.86	3.07

Managed Allocation Composite Index*	—	–0.96	1.68	3.73	†

Broad market index
Russell 3000 Index	—	–1.87	–0.75	2.37	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

On May 31, 2012, the Managed Allocation Composite Index consisted of: 45.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 15.0% MSCI EAFE+EM Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	The performance is calculated from the inception date of the Institutional Class.

TIAA-CREF Managed Allocation Fund ▪ 2012 Annual Report	7

Managed Allocation Fund

$10,000 invested at fund’s inception

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation		Target allocation

	% of net assets as of 5/31/2012

Equity
U.S. equity	44.7%
International equity	14.7
Fixed income	40.5
Other assets &
liabilities, net	0.1

Total	100.0

8	2012 Annual Report ▪ TIAA-CREF Managed Allocation Fund

About the fund’s composite benchmark

The Managed Allocation Fund uses a composite benchmark that combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•

Russell 3000® Index (U.S. equity), which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

•

MSCI EAFE+EM Index (international equity), which measures the performance of the leading stocks in 22 developed countries outside North America—in Europe, Australasia and the Far East—and in 21 emerging markets in Europe, Asia, Africa, Latin America and the Middle East.

•

Barclays U.S. Aggregate Bond Index (fixed income), which measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

In March 2012, Barclays Capital changed its name to Barclays.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

TIAA-CREF Managed Allocation Fund ▪ 2012 Annual Report	9

Portfolio of investments

Managed Allocation Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
21,380,481	TIAA-CREF Bond Plus Fund		$227,702,125	40.5%

			227,702,125	40.5

INTERNATIONAL EQUITY
2,351,863	TIAA-CREF Emerging Markets Equity Fund		21,825,293	3.9
5,153,158	TIAA-CREF Enhanced International Equity Index Fund		30,609,757	5.4
4,008,276	TIAA-CREF International Equity Fund		30,422,817	5.4

			82,857,867	14.7

U.S. EQUITY
5,121,247	TIAA-CREF Enhanced Large-Cap Growth Index Fund		47,166,686	8.4
5,782,352	TIAA-CREF Enhanced Large-Cap Value Index Fund		45,449,291	8.1
4,074,894	TIAA-CREF Growth & Income Fund		39,485,727	7.0
4,282,266	TIAA-CREF Large-Cap Growth Fund		47,190,572	8.4
3,565,056	TIAA-CREF Large-Cap Value Fund		45,525,764	8.1
182,507	TIAA-CREF Mid-Cap Growth Fund		3,467,641	0.6
201,328	TIAA-CREF Mid-Cap Value Fund		3,486,992	0.6
1,403,269	TIAA-CREF Small-Cap Equity Fund		19,308,982	3.5

			251,081,655	44.7

	TOTAL TIAA-CREF FUNDS	(Cost $558,514,940)	561,641,647	99.9

	TOTAL PORTFOLIO	(Cost $558,514,940)	561,641,647	99.9
	OTHER ASSETS & LIABILITIES, NET		341,638	0.1

	NET ASSETS		$561,983,285	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10	2012 Annual Report ▪ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statement of assets and liabilities

Managed Allocation Fund ▪ May 31, 2012

ASSETS
Affiliated investments, at value*	$561,641,647
Cash	441,237
Receivable from securities transactions	5,911,628
Receivable from Fund shares sold	132,715
Dividends and interest receivable	631,300
Due from affiliates	1,159
Other	25,441

Total assets	568,785,127

LIABILITIES
Service agreement fees payable	616
Distribution fees payable	192,812
Due to affiliates	4,509
Payable for securities transactions	6,465,878
Payable for Fund shares redeemed	18,669
Accrued expenses and other payables	119,358

Total liabilities	6,801,842

NET ASSETS	$561,983,285

NET ASSETS CONSIST OF:
Paid-in-capital	$575,239,751
Undistributed net investment income (loss)	1,034,344
Accumulated net realized gain (loss) on total investments	(17,417,517)
Net unrealized appreciation (depreciation) on total investments	3,126,707

NET ASSETS	$561,983,285

INSTITUTIONAL CLASS:
Net assets	$6,724,492
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	677,694

Net asset value per share	$9.92

RETIREMENT CLASS:
Net assets	$29,993,160
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,026,153

Net asset value per share	$9.91

RETAIL CLASS:
Net assets	$525,265,633
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	52,845,663

Net asset value per share	$9.94

* Affiliated investments, cost	$558,514,940

See notes to financial statements	TIAA-CREF Managed Allocation Fund ▪ 2012 Annual Report	11

Statement of operations

Managed Allocation Fund ▪ For the year ended May 31, 2012

INVESTMENT INCOME
Dividends from affiliated investments	$15,170,623

Total income	15,170,623

EXPENSES
Distribution fees — Retail Class	1,117,881
Fund administration fees	35,265
Custody and accounting fees	14,175
Audit fees	20,639
Legal fees	6,581
Shareholder reports	55,883
Shareholder servicing — Institutional Class	260
Shareholder servicing — Retirement Class	73,936
Shareholder servicing — Retail Class	445,982
Trustee fees and expenses	5,680
Compliance fees	16,189
Registration fees	40,073
Other expenses	16,526

Total expenses	1,849,070
Less: Expenses reimbursed by the investment adviser	(450,458)

Net expenses	1,398,612

Net investment income (loss)	13,772,011

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM AFFILIATED INVESTMENTS:
Realized gain (loss) from sale of affiliated investments	12,957,652
Realized gain distributions from affiliated investments	5,092,312

Net realized gain (loss) from affiliated investments	18,049,964

Net change in unrealized appreciation (depreciation) from affiliated investments	(44,405,649)

Net realized and unrealized gain (loss) from affiliated investments	(26,355,685)

Net increase (decrease) in net assets resulting from operations	$(12,583,674)

12	2012 Annual Report ▪ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statement of changes in net assets

Managed Allocation Fund ▪ For the period or year ended

		For the year ended May 31, 2012	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010

	OPERATIONS
	Net investment income (loss)	$13,772,011	$11,440,845	$12,591,028
	Net realized gain (loss) from affiliated investments	18,049,964	13,977,090	13,676,895
	Net change in unrealized appreciation (depreciation) from affiliated investments	(44,405,649)	41,136,526	24,039,726

	Net increase (decrease) in net assets resulting from operations	(12,583,674)	66,554,461	50,307,649

	DISTRIBUTION TO SHAREHOLDERS
	From net investment income:
	Institutional Class	(153,330)	(62,350)	(37,089)
	Retirement Class	(731,835)	(504,469)	(562,210)
	Retail Class	(13,210,401)	(9,521,933)	(11,986,288)

	Total distributions	(14,095,566)	(10,088,752)	(12,585,587)

	SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	3,032,778	2,399,406	1,682,964
	Retirement Class	7,718,123	9,239,041	9,388,130
	Retail Class	36,641,923	39,159,018	41,096,004
	Reinvestments of distributions:
	Institutional Class	150,690	60,519	29,762
	Retirement Class	731,835	504,469	562,210
	Retail Class	12,573,758	9,021,946	11,450,801
Redemptions:	Institutional Class	(481,436)	(1,190,095)	(1,321,657)
	Retirement Class	(9,541,008)	(4,391,982)	(8,485,393)
	Retail Class	(60,970,792)	(45,132,635)	(53,942,310)

	Net increase (decrease) from shareholder transactions	(10,144,129)	9,669,687	460,511

	Net increase (decrease) in net assets	(36,823,369)	66,135,396	38,182,573

	NET ASSETS
	Beginning of period	598,806,654	532,671,258	494,488,685

	End of period	$561,983,285	$598,806,654	$532,671,258

	Undistributed net investment income (loss) included in net assets	$1,034,344	$1,357,899	$5,806

See notes to financial statements	TIAA-CREF Managed Allocation Fund ▪ 2012 Annual Report	13

Statement of changes in net assets	concluded

Managed Allocation Fund ▪ For the period or year ended

		For the year ended May 31, 2012	For the eight-month period ended May 31, 2011	For the year ended September 30, 2010

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	312,071	239,231	183,529
	Retirement Class	779,549	933,908	1,038,761
	Retail Class	3,676,570	3,910,196	4,547,497
Shares reinvested:
	Institutional Class	15,678	6,143	3,272
	Retirement Class	76,162	51,328	62,458
	Retail Class	1,305,703	915,740	1,268,455
Shares redeemed:
	Institutional Class	(48,869)	(117,079)	(146,711)
	Retirement Class	(973,681)	(439,468)	(942,830)
	Retail Class	(6,151,319)	(4,509,496)	(5,972,431)

Net increase (decrease) from shareholder transactions		(1,008,136)	990,503	42,000

14	2012 Annual Report ▪ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Financial highlights

Managed Allocation Fund ▪ For the period or year ended

	Institutional Class

	5/31/12	5/31/11†		9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.39	$9.40		$8.73	$8.86	$11.03	$10.11

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.27	0.21		0.24	0.24	0.33	0.33
Net realized and unrealized gain (loss) on total investments	(0.47)	0.97		0.67	(0.13)	(2.16)	1.12

Total gain (loss) from investment operations	(0.20)	1.18		0.91	0.11	(1.83)	1.45

Less distributions from:
Net investment income	(0.27)	(0.19)		(0.24)	(0.24)	(0.33)	(0.53)
Net realized gains	—	—		—	—	(0.01)	—

Total distributions	(0.27)	(0.19)		(0.24)	(0.24)	(0.34)	(0.53)

Net asset value, end of period	$9.92	$10.39		$9.40	$8.73	$8.86	$11.03

TOTAL RETURN	(1.79)%	12.66	%(b)	10.52%	1.74%	(16.92)%	14.68%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$6,724	$4,142		$2,542	$2,011	$1,832	$4,718
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.04%	0.06	%(c)	0.06%	0.10%	0.07%	0.12%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00	%(c)	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income to average net assets	2.76%	3.18	%(c)	2.68%	3.15%	3.28%	3.12%
Portfolio turnover rate	15%	10	%(b)	21%	48%	26%	13%

See notes to financial statements	TIAA-CREF Managed Allocation Fund ▪ 2012 Annual Report	15

Financial highlights	continued

Managed Allocation Fund ▪ For the period or year ended

	Retirement Class

	5/31/12	5/31/11†		9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.38	$9.39		$8.72	$8.86	$11.03	$10.13

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.24	0.19		0.21	0.21	0.29	0.35
Net realized and unrealized gain (loss) on total investments	(0.46)	0.98		0.67	(0.12)	(2.14)	1.06

Total gain (loss) from investment operations	(0.22)	1.17		0.88	0.09	(1.85)	1.41

Less distributions from:
Net investment income	(0.25)	(0.18)		(0.21)	(0.23)	(0.31)	(0.51)
Net realized gains	—	—		—	—	(0.01)	—

Total distributions	(0.25)	(0.18)		(0.21)	(0.23)	(0.32)	(0.51)

Net asset value, end of period	$9.91	$10.38		$9.39	$8.72	$8.86	$11.03

TOTAL RETURN	(2.04)%	12.54	%(b)	10.26%	1.39%	(17.10)%	14.27%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$29,993	$32,622		$24,404	$21,287	$13,678	$16,570
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.29%	0.31	%(c)	0.30%	0.34%	0.31%	0.37%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25	%(c)	0.25%	0.25%	0.24%	0.25%
Ratio of net investment income to average net assets	2.43%	2.87	%(c)	2.36%	2.82%	2.84%	3.26%
Portfolio turnover rate	15%	10	%(b)	21%	48%	26%	13%

16	2012 Annual Report ▪ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Financial highlights	concluded

Managed Allocation Fund ▪ For the period or year ended

	Retail Class

	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	9/30/07

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.41	$9.42		$8.75	$8.88	$11.05	$10.16

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.24	0.20		0.22	0.24	0.32	0.22
Net realized and unrealized gain (loss) on total investments	(0.46)	0.97		0.67	(0.13)	(2.15)	1.21

Total gain (loss) from investment operations	(0.22)	1.17		0.89	0.11	(1.83)	1.43

Less distributions from:
Net investment income	(0.25)	(0.18)		(0.22)	(0.24)	(0.33)	(0.54)
Net realized gains	—	—		—	—	(0.01)	—

Total distributions	(0.25)	(0.18)		(0.22)	(0.24)	(0.34)	(0.54)

Net asset value, end of period	$9.94	$10.41		$9.42	$8.75	$8.88	$11.05

TOTAL RETURN	(2.03)%	12.52	%(b)	10.34%	1.70%	(16.89)%	14.47%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$525,266	$562,043		$505,725	$471,190	$489,340	$620,616
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.33%	0.26	%(c)	0.21%	0.44%	0.37%	0.45%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.21	%(c)	0.16%	0.05%	0.00%	0.00%
Ratio of net investment income to average net assets	2.44%	3.01	%(c)	2.47%	3.16%	3.16%	1.99%
Portfolio turnover rate	15%	10	%(b)	21%	48%	26%	13%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)

The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2012, May 31, 2011 and September 30, 2010 were 0.44%, 0.42% and 0.42%, respectively.

†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Managed Allocation Fund ▪ 2012 Annual Report	17

Notes to financial statements

Managed Allocation Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from investments in affiliated investment companies on the Statement of Operations. Realized gains and losses on sales from investments in affiliated and unaffiliated investment companies are based upon the specific identification method.

Income and expenses of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

18	2012 Annual Report ▪ TIAA-CREF Managed Allocation Fund

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (2008–2012) and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the period ended May 31, 2012, there were no permanent book and tax differences reclassified among the components of the Fund’s net assets.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the

TIAA-CREF Managed Allocation Fund ▪ 2012 Annual Report	19

Notes to financial statements

determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2012, there were no transfers between levels by the Fund.

As of May 31, 2012, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of 0.00% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and operational oversight services to the Funds.

Under the terms of the Fund’s Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund reimburses TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Fund’s Retail Class shares.

Certain affiliated entities may pay Fund expenses on behalf of the Fund. The Fund reimburses the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statement of Assets and Liabilities.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.25% of average daily net assets for the Retirement and Retail Class shares; and 0.00% of average daily net assets for the Institutional Class shares. The expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board.

20	2012 Annual Report ▪ TIAA-CREF Managed Allocation Fund

continued

Investments in other investment companies advised by Advisors are deemed to be affiliated companies. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2011	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at May 31, 2012

Managed Allocation Fund
TIAA-CREF Bond Plus Fund	$242,500,817	$29,464,556	$50,416,372	$4,425,944	$7,997,269	$227,702,125
TIAA-CREF Emerging Markets
Equity Fund	20,258,265	8,579,110	2,124,251	290,968	144,659	21,825,293
TIAA-CREF Enhanced International
Equity Index Fund	34,708,015	7,286,722	3,591,140	363,509	941,350	30,609,757
TIAA-CREF Enhanced Large-Cap
Growth Index Fund	50,915,619	6,352,872	6,387,868	4,080,860	2,494,903	47,166,686
TIAA-CREF Enhanced Large-Cap
Value Index Fund	50,516,055	6,096,381	6,544,756	2,920,004	1,487,566	45,449,291
TIAA-CREF Growth & Income Fund	40,203,006	4,059,033	4,175,884	1,832,414	525,357	39,485,727
TIAA-CREF International Equity Fund	34,784,188	9,103,967	4,400,402	501,547	536,479	30,422,817
TIAA-CREF Large-Cap Growth Fund	47,827,231	4,376,869	5,141,442	1,201,913	146,284	47,190,572
TIAA-CREF Large-Cap Value Fund	46,872,670	7,738,280	5,547,553	690,554	702,186	45,525,764
TIAA-CREF Mid-Cap Growth Fund	3,405,425	872,301	484,185	364,632	–	3,467,641
TIAA-CREF Mid-Cap Value Fund	3,737,437	404,708	405,673	169,532	47,460	3,486,992
TIAA-CREF Small-Cap Equity Fund	23,037,394	1,725,528	2,517,280	1,208,087	147,110	19,308,982

	$598,766,122	$86,060,327	$91,736,806	$18,049,964	$15,170,623	$561,641,647

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2012, the cost of portfolio investments for federal income tax purposes was $559,680,839. Net unrealized appreciation (depreciation) of portfolio investments for federal income tax purposes was $1,960,808, consisting of gross unrealized appreciation of $29,971,639, and gross unrealized depreciation of $(28,010,831).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the year ended May 31, 2012 were $86,060,327 and $91,736,806, respectively.

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2012, the period ended May 31, 2011, and the year ended September 30, 2010 was as follows:

	Ordinary income	Long-term capital gains	Total

5/31/12	$14,095,566	$–	$14,095,566
5/31/11	10,088,752	–	10,088,752
9/30/10	12,585,587	–	12,585,587

TIAA-CREF Managed Allocation Fund ▪ 2012 Annual Report	21

Notes to financial statements	concluded

As of May 31, 2012, the components of accumulated earnings on a tax basis consisted of $1,046,825 of undistributed ordinary income, $1,960,809 of unrealized appreciation and $(16,251,619) of capital loss carryovers.
The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the utilization of capital loss carryovers, and the treatment of short term gain as ordinary income for tax purposes.
At May 31, 2012, the Fund had capital loss carryovers, which will expire as follows:

Date of expiration

5/31/18	Total

$16,251,619	$16,251,619

For the year ended May 31, 2012, the Fund utilized $16,452,306 of its capital loss carryover available from prior years.
Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long- term capital losses rather than being considered all short-term as under previous law.

Note 6—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the Fund at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. Prior to June 28, 2011, the unsecured revolving credit facility was $1.0 billion. For the year ended May 31, 2012, there were no borrowings under this credit facility by the Fund.

Note 7—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

22	2012 Annual Report ▪ TIAA-CREF Managed Allocation Fund

Report of independent registered
public accounting firm

To the Board of Trustees and Shareholders of the
TIAA-CREF Managed Allocation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the TIAA-CREF Managed Allocation Fund at May 31, 2012, the results of its operations for the year then ended and the changes in net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 18, 2012

TIAA-CREF Managed Allocation Fund ▪ 2012 Annual Report	23

Trustees and officers (unaudited)

TIAA-CREF Managed Allocation Fund ▪ May 31, 2012

Disinterested trustees

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	77	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	77

Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; Independent Member of the Boards of Lazard Alternative Strategies Fund, LLC and Lazard Alternative Strategies 1099 Fund.

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	77	Director of Copper Rock Capital Partners, LLC (investment adviser).

24	2012 Annual Report ▪ TIAA-CREF Managed Allocation Fund

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (since 2010), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	77	Director, D2D Fund.

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	Former President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	77	None

Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Trustee	Indefinite term. Trustee since 2011.	Former Partner (2004–2010) and Managing Director (2002–2010), Goldman Sachs Asset Management.	77

Investment committee member, College of Mount Saint Vincent; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	77

Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and North Shore Land Alliance.

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Former Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Former Program Director, NBER (1990–2008).	77	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Managed Allocation Fund ▪ 2012 Annual Report	25

Trustees and officers (unaudited)	continued

TIAA-CREF Managed Allocation Fund ▪ May 31, 2012

Disinterested trustees — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Chairman of the Board and Trustee	Indefinite term as Trustee; Chairman for term ending December 31, 2012. Trustee since 1999. Chairman since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	77	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust; Member, Duke Children’s Hospital and Health Center National Board of Advisors.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002); Professor, University of Texas at Austin (since 1987). Former Chairman, Department of Finance, University of Texas at Austin (2002–2011).	77	Member of the Governing Council, Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

26	2012 Annual Report ▪ TIAA-CREF Managed Allocation Fund

Executive Officers
Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.

Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Former Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Accounts VA-1 and VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Former Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Advisors, LLC. (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Former Managing Director/Director of Global Compliance, AIG Investments (2000–2008).

Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/51	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2012.

Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds since 2012. President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2008). Director of Covariance Capital Management, Inc. (“Covariance”) (since 2010). Former Chairman, Head of Financial Services and Member of the Executive Committee, Swiss Re America Holding Corporation (2006–2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006).

TIAA-CREF Managed Allocation Fund ▪ 2012 Annual Report	27

Trustees and officers (unaudited)	concluded

TIAA-CREF Managed Allocation Fund ▪ May 31, 2012

Executive officers — continued

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years

Eugene Flood, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/55	Executive Vice President	One-year term. Executive Vice President since 2011.

Executive Vice President, President of Diversified Financial Services of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2011). President, Chief Executive Officer, Manager and Chairman of TIAA-CREF Redwood, LLC (“Redwood”) (since 2011). Director and Chairman of Covariance (since 2011). Manager and Chairman of Kaspick & Company LLC (since 2011). Director and Chairman of TIAA-CREF Life Insurance Company (“T-C Life”) (since 2011). Former President and Chief Executive Officer (2000–2010) and Director (1994–2010), Smith Breeden Associates, Inc., an investment adviser. Former Trustee of the TIAA-CREF Fund Complex (2005–2011). Dean’s Advisory Committee, Massachusetts Institute of Technology’s Sloan School of Management (since 2000).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010) and Funds Treasurer (since 2006) of TIAA. Director of Advisors (since 2008). Director of TIAA-CREF Asset Management (“TCAM”) (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Assistant Treasurer of T-C Life (since 2012). Director of TIAA-CREF Trust Treasurer Company, FSB (“Trust”) (since 2008). Senior Vice President and Funds Treasurer of TCAA (since 2011). Senior Vice President and Funds Treasurer of TCAS (since 2011).

28	2012 Annual Report ▪ TIAA-CREF Managed Allocation Fund

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

Executive Vice President, Head of Risk Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Risk Management (since 2009), Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Former Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2011). Former Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA. Former Director of T-C Life (2006–2008). Former Director of TPIS, Advisors and Investment Management (2008).

Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.

Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Funds Complex (since 2012). Former President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).

Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Vice President and Corporate Secretary	One-year term. Senior Vice President and Corporate Secretary since 2012.

Senior Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2012). Former Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President, President of Retirement and Individual Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Former Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (since 2012) of TCT Holdings, Inc. Former Director (2007–2011) and Former Executive Vice President (2008–2010) of TCAM. Manager (since 2006), Former President and CEO (2006–2010) of Redwood. Former Director of Tuition Financing (2008–2009) and Former Executive Vice President of T-C Life (2009–2010).

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Former Chief Communications Officer of TIAA (2010–2011). Former Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010). Former Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org or by telephone at 800 223–1200.

TIAA-CREF Managed Allocation Fund ▪ 2012 Annual Report	29

Renewal of investment
management agreement (unaudited)

Board Renewal of the Investment Management Agreement for the TIAA-CREF Managed Allocation Fund

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of its series TIAA-CREF Managed Allocation Fund (the “Fund”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Fund.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held a meeting on March 29, 2012, at which it considered the annual renewal of the Agreement with respect to the Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to the Board in connection with the proposed contract renewal, and then helped to evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 29, 2012 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports on the Fund to be provided to the Board by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding the Fund, including data relating to the Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate. Lipper also compared certain of this data for

30	2012 Annual Report ▪ TIAA-CREF Managed Allocation Fund

the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, in the case of the investment performance data, against the Fund’s composite index which is made up of broad-based market indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

In advance of the Board meeting held on March 29, 2012, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to the Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Fund’s management fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Fund aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Fund; (6) a copy of the Agreement and certain related service agreements between the Fund and affiliates of TAI; (7) a copy of TAI’s SEC Form ADV registration statement (which was presented only to legal counsel for the Trustees); and (8) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to the Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and any profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) the

TIAA-CREF Managed Allocation Fund ▪ 2012 Annual Report	31

Renewal of investment
management agreement (unaudited)

extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (5) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for the Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Fund. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determination on a Fund-level basis. In deciding whether to renew the Agreement for the Fund, each Trustee may have accorded different weight to different factors, and thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund. At its meeting on March 29, 2012, the Board voted unanimously to renew the Agreement for the Fund. Set forth below are certain general factors the Board considered for the Fund, followed by a summary of certain specific factors the Board considered with respect to the Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Fund since its operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Fund (which is a fund of funds that invests its assets in the securities of other investment companies managed by TAI, referred to as “underlying funds”), including conducting research, recommending investments and placing orders to buy and sell securities for the Fund’s investment portfolios; selecting underlying funds and allocating the Fund’s assets among the underlying funds; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Fund to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Fund. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

32	2012 Annual Report ▪ TIAA-CREF Managed Allocation Fund

continued

The Board also considered, among other factors, the performance of the Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of the Fund over one-, two-, three-, four- and five-year periods. The Board considered the Fund’s performance as compared to its peer group, peer universe and composite benchmark index. For additional detail regarding the Fund’s performance, see the synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of the Fund was within an acceptable range.

Cost and profitability

The Board considered that TAI does not earn a direct profit on the Fund which is primarily due to the fact that the management fee rate is 0.00%. The Board also considered that TAI may have indirect earnings with respect to the Fund based on the Fund’s investment in affiliated underlying funds also managed by TAI.

During its review of TAI’s costs, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the 0.00% management fee rate charged to the Fund under the Agreement was lower than the management fee rates charged by many or most comparable mutual funds. Based on all factors considered, the Board concluded that the Fund’s management fee rate under the Agreement was not excessive as compared to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of the Fund. The Board considered that because TAI received no management fee from the Fund, there was little opportunity to pass on economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Fund’s fee schedule was not excessive in light of current economies of scale considerations and current asset levels.

TIAA-CREF Managed Allocation Fund ▪ 2012 Annual Report	33

Renewal of investment
management agreement (unaudited)

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. The Board considered that TAI and its affiliates provide fund-of-funds management services to the Lifecycle Funds and the Lifestyle Funds, with an annual management fee of 0.10% of average daily net assets that is currently being entirely waived or reimbursed by TAI, and the Lifecycle Index Funds, which also have an annual management fee of 0.10%, with partial, voluntary waivers on some of these funds. TAI also manages other asset allocation products, such as education savings plans (529 plans).

Other benefits

The Board also considered additional benefits to the Fund and to TAI and its affiliates arising from the Agreement. For example, TAI continues to be willing to make expense reimbursements to certain of the underlying funds in which the Fund invests. TAI and its affiliates may also benefit from the advisory relationship with the Fund and other series of the Trust to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. TAI may also benefit from the Fund’s investment in underlying funds that are also managed by TAI.

Synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. If the Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Retirement Class shares of the Fund. Because the Retirement Class generally has different non-management expenses than the Institutional and Retail Classes of the Fund, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Retirement Class. All time periods referenced below ended as of December 31, 2011. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest rating category.

•	The Fund’s annual contractual management fee rate is 0.00% of its assets.
•

The Fund’s total expenses and management fees were in the 1st quintile of the universe of comparable funds identified by Lipper for expense comparison purposes and in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes.

34	2012 Annual Report ▪ TIAA-CREF Managed Allocation Fund

concluded

•

For the one-, two-, three-, four- and five-year periods, the Fund was in the 3rd, 1st, 2nd, 3rd and 3rd quintiles, respectively, of the group of comparable funds identified by Lipper for performance comparison purposes and, over these same periods, the Fund was in the 3rd, 2nd, 3rd, 4th and 4th quintiles, respectively, of the universe of comparable funds identified by Lipper for performance comparison purposes

•	The Fund received an Overall Morningstar Rating of 3 stars.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for the Fund.

TIAA-CREF Managed Allocation Fund ▪ 2012 Annual Report	35

Important tax information (unaudited)

For the year ended May 31, 2012, the Fund designates 32.98% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

For the year ended May 31, 2012, the Fund designates 22.09% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

During the year ended May 31, 2012, the Managed Allocation Fund received income of $1,584,927 ($0.02809 per share) from underlying funds that was from foreign sources, and has elected to pass through foreign taxes paid by underlying funds of $183,978 ($0.00326 per share).

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2012, which will be reported in conjunction with your 2012 Form 1099-DIV.

By early 2013, shareholders should receive their Form 1099-DIV and a tax information letter from the Fund. For your specific situation, we recommend that you consult a professional tax advisor.

36	2012 Annual Report ▪ TIAA-CREF Managed Allocation Fund

How to reach us

TIAA-CREF website

tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service

800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2012 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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2012 Annual Report

TIAA-CREF Lifestyle Funds

of the TIAA-CREF Funds

May 31, 2012

Understanding your Lifestyle Funds report

This annual report contains information about the investment performance and holdings of the Lifestyle Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the period ended May 31, 2012. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of May 31, 2012.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

          The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement and Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	1

About the TIAA-CREF Lifestyle Funds

The Lifestyle Funds offer a convenient, low-cost solution for investors who want a diversified, professionally managed portfolio to pursue their investment objectives. Each of the five Lifestyle Funds is managed to provide a distinct level of risk and return—ranging from conservative to aggressive.
          Each Lifestyle fund consists of a mix of underlying equity (stock) and fixed-income funds offered by the TIAA-CREF Funds. These underlying funds are diversified across asset classes and investment styles to help maintain the risk profile of the individual portfolio.
          Lifestyle Funds intended for more conservative investors have larger allocations to fixed-income funds and smaller ones to equity funds. Funds for more aggressive investors have larger allocations to equity funds and smaller ones to fixed-income funds.

Immediate diversification across borders and asset classes

The underlying funds employed by the Lifestyle Funds give investors access to a wide range of investments. The equity funds include holdings that vary by market capitalization size (large-, mid- and small-cap companies), by location (the United States and abroad) and by investment style (growth and value). The fixed-income funds include holdings from several types of issuers across a mix of maturity dates. The diversification produced by the Lifestyle Funds’ investing in various underlying equity and fixed-income funds may help control an investor’s risk. (Diversification, however, cannot ensure that a specific growth objective will be met and does not protect against loss.)

A forward-looking approach to asset allocation

The portfolio managers for the Lifestyle Funds combine analysis of historical performance and forecasts of future returns in an effort to create an optimal investment mix for each portfolio. The approach is designed to provide investors with greater consistency of returns and more predictable levels of risk, matching their preferences to one of the five portfolios.
          Our portfolio managers draw on 40 years of analytical risk/return studies in order to design portfolios to outperform the broad markets and reduce volatility. The investment mix for each fund also reflects our forecast of expected returns for U.S. and international stocks and for bonds over the next ten years. Our forward-looking models take into account the potential for thousands of different economic and market scenarios. The funds’ allocations are regularly reviewed and rebalanced to help maintain their targeted risk profiles.
          As with all mutual funds, the returns and the principal value of your investment are not guaranteed.

2	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the Lifestyle Funds begin on page 22 of this report. You can also obtain complete lists of the holdings of the Lifestyle Funds and of the underlying funds in which the Lifestyle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.
You can obtain a complete list of the Lifestyle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of February 28 or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifestyle Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifestyle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Lifestyle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	3

About the funds’ composite benchmarks

Each Lifestyle fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. A fund’s composite benchmark may combine the following public indexes in proportions that reflect the fund’s target market sector allocations:

•

The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

•	The MSCI All Country World ex USA Index (international equity) measures the performance of large- and mid-cap stocks in 44 developed and emerging market nations, excluding the United States.
•

The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

•

The Barclays U.S. 1–5 Year Government/Credit Bond Index (short-term fixed income) measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–5 year maturities.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

4	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
          The expense examples that appear in the tables on pages 6 through 9 are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
          The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
          The examples are based on an investment of $1,000 invested on the funds’ inception date and held for the entire period (December 9, 2011– May 31, 2012).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.
          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	5

Important information about expenses

Expense examples

Period ended May 31, 2012

Lifestyle Funds Institutional Class	Beginning account value (12/9/11)	Ending account value (5/31/12)	Expenses paid during period* (12/9/11–5/31/12)	Effective expenses paid during period† (12/9/11–5/31/12)

Income Fund actual return	$1,000.00	$1,029.55	$0.48	$2.22
5% annual hypothetical return	1,000.00	1,024.50	0.51	2.33

Conservative Fund
actual return	$1,000.00	$1,033.80	$0.48	$2.47
5% annual hypothetical return	1,000.00	1,024.50	0.51	2.58

Moderate Fund actual return	$1,000.00	$1,036.95	$0.48	$2.66
5% annual hypothetical return	1,000.00	1,024.50	0.51	2.78

Growth Fund actual return	$1,000.00	$1,032.44	$0.48	$2.80
5% annual hypothetical return	1,000.00	1,024.50	0.51	2.93

Aggressive Growth Fund
actual return	$1,000.00	$1,029.00	$0.48	$2.94
5% annual hypothetical return	1,000.00	1,024.50	0.51	3.08

*

The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio from the commencement of operations on December 9, 2011 through May 31, 2012, multiplied by 174/366 for the actual expenses and 183/366 for the hypothetical expenses. There were 174 days in the period from commencement of operations to May 31, 2012 and 183 days in the six months ended May 31, 2012. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower. The expense ratio for the period was 0.10% for the Institutional Class of the Lifestyle Funds.

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio from the commencement of operations through period-end, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the period, the total weighted average expense ratio was 0.46% for the Income Fund; 0.51% for the Conservative Fund; 0.55% for the Moderate Fund; 0.58% for the Growth Fund; and 0.61% for the Aggressive Growth Fund.

6	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds

continued

Expense examples

Period ended May 31, 2012

Lifestyle Funds Retirement Class	Beginning account value (12/9/11)	Ending account value (5/31/12)	Expenses paid during period* (12/9/11–5/31/12)	Effective expenses paid during period† (12/9/11–5/31/12)

Income Fund actual return	$1,000.00	$1,028.76	$1.69	$3.42
5% annual hypothetical return	1,000.00	1,023.25	1.77	3.59

Conservative Fund
actual return	$1,000.00	$1,032.02	$1.69	$3.67
5% annual hypothetical return	1,000.00	1,023.25	1.77	3.84

Moderate Fund actual return	$1,000.00	$1,035.22	$1.69	$3.87
5% annual hypothetical return	1,000.00	1,023.25	1.77	4.04

Growth Fund actual return	$1,000.00	$1,031.28	$1.69	$4.01
5% annual hypothetical return	1,000.00	1,023.25	1.77	4.19

Aggressive Growth Fund
actual return	$1,000.00	$1,028.00	$1.69	$4.15
5% annual hypothetical return	1,000.00	1,023.25	1.77	4.34

*

The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio from the commencement of operations on December 9, 2011 through May 31, 2012, multiplied by 174/366 for the actual expenses and 183/366 for the hypothetical expenses. There were 174 days in the period from commencement of operations to May 31, 2012 and 183 days in the six months ended May 31, 2012. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower. The expense ratio for the period was 0.35% for the Retirement Class of the Lifestyle Funds.

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio from the commencement of operations through period-end, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the period, the total weighted average expense ratio was 0.71% for the Income Fund; 0.76% for the Conservative Fund; 0.80% for the Moderate Fund; 0.83% for the Growth Fund; and 0.86% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	7

Important information about expenses

Expense examples

Period ended May 31, 2012

Lifestyle Funds Retail Class	Beginning account value (12/9/11)	Ending account value (5/31/12)	Expenses paid during period* (12/9/11–5/31/12)	Effective expenses paid during period† (12/9/11–5/31/12)

Income Fund actual return	$1,000.00	$1,027.35	$2.31	$4.05
5% annual hypothetical return	1,000.00	1,022.60	2.43	4.24

Conservative Fund
actual return	$1,000.00	$1,031.60	$2.27	$4.25
5% annual hypothetical return	1,000.00	1,022.65	2.38	4.45

Moderate Fund actual return	$1,000.00	$1,034.83	$2.22	$4.40
5% annual hypothetical return	1,000.00	1,022.70	2.33	4.60

Growth Fund actual return	$1,000.00	$1,031.19	$2.32	$4.64
5% annual hypothetical return	1,000.00	1,022.60	2.43	4.85

Aggressive Growth Fund
actual return	$1,000.00	$1,027.00	$2.36	$4.82
5% annual hypothetical return	1,000.00	1,022.55	2.48	5.05

*

The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio from the commencement of operations on December 9, 2011 through May 31, 2012, multiplied by 174/366 for the actual expenses and 183/366 for the hypothetical expenses. There were 174 days in the period from commencement of operations to May 31, 2012 and 183 days in the six months ended May 31, 2012. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower. The expense ratio for the period was 0.48% for the Income Fund; 0.47% for the Conservative Fund; 0.46% for the Moderate Fund; 0.48% for the Growth Fund; and 0.49% for the Aggressive Growth Fund for the Retail Class of the Lifestyle Funds.

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio from the commencement of operations through period-end, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the period, the total weighted average expense ratio was 0.84% for the Income Fund; 0.88% for the Conservative Fund; 0.91% for the Moderate Fund; 0.96% for the Growth Fund; and 1.00% for the Aggressive Growth Fund.

8	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds

concluded

Expense examples

Period ended May 31, 2012

Lifestyle Funds Premier Class	Beginning account value (12/9/11)	Ending account value (5/31/12)	Expenses paid during period* (12/9/11–5/31/12)	Effective expenses paid during period† (12/9/11–5/31/12)

Income Fund actual return	$1,000.00	$1,029.08	$1.21	$2.94
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.08

Conservative Fund
actual return	$1,000.00	$1,032.34	$1.21	$3.19
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.34

Moderate Fund actual return	$1,000.00	$1,036.48	$1.21	$3.39
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.54

Growth Fund actual return	$1,000.00	$1,032.34	$1.21	$3.53
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.69

Aggressive Growth Fund
actual return	$1,000.00	$1,028.00	$1.21	$3.66
5% annual hypothetical return	1,000.00	1,023.75	1.26	3.84

*

The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio from the commencement of operations on December 9, 2011 through May 31, 2012, multiplied by 174/366 for the actual expenses and 183/366 for the hypothetical expenses. There were 174 days in the period from commencement of operations to May 31, 2012 and 183 days in the six months ended May 31, 2012. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower. The expense ratio for the period was 0.25% for the Premier Class of the Lifestyle Funds.

†

The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio from the commencement of operations through period-end, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the period, the total weighted average expense ratio was 0.61% for the Income Fund; 0.66% for the Conservative Fund; 0.70% for the Moderate Fund; 0.73% for the Growth Fund; and 0.76% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	9

Investment results of the Lifestyle Funds

Performance for the period ended May 31, 2012

The five TIAA-CREF Lifestyle Funds outperformed their respective composite benchmarks for the period from their inception on December 9, 2011 through May 31, 2012. Returns for the Institutional Class ranged from 2.90% for the Aggressive Growth Fund to 3.69% for the Moderate Fund.

Despite tepid growth, U.S. stocks post gains

The nation’s gross domestic product, which measures the value of all goods and services produced in the United States, rose in the first quarter of 2012 by a year-over-year rate of 2.0%, adjusted for inflation. This modest increase reflected a rise in personal consumption and in purchases of private homes and apartment houses. However, growth was constrained by persistently high unemployment, as well as by reduced government spending at the federal, state and local levels.
          From the funds’ inception through May 31, 2012, the Russell 3000® Index, which measures the broad U.S. stock market, gained 5.38%. Returns from foreign stocks were hampered by both Europe’s debt troubles and slower growth worldwide. The MSCI All Country World ex USA Index, which measures the performance of large- and mid-cap stocks in 44 developed and emerging market nations, excluding the United States, posted a return of –4.06% in U.S. dollars.

Bonds post solid returns, despite a low interest-rate environment

Against the backdrop of a weak recovery, the Federal Reserve maintained its target for the federal funds rate within a range of 0% to 0.25%. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.)
          The Barclays U.S. Aggregate Bond Index, which measures the performance of the broad domestic investment-grade, fixed-rate bond market, returned 3.09% for the period. The Barclays U.S. 1–5 Year Government/Credit Bond Index, which measures the performance of U.S. Treasury and agency securities, corporate bonds and other securities with one- to five-year maturities, earned 1.14%.

10	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds

Both stock and bond choices lift the funds’ returns

The absolute returns of all five Lifestyle Funds were helped by the positive performance of U.S. stocks and bonds for the reporting period. In general, individual Lifestyle funds with larger allocations to U.S. stocks performed better during the period.
          The funds outpaced their respective composite benchmarks because several of their underlying funds outperformed the equity and bond market indexes used to calculate the Lifestyle Funds’ composite benchmarks. The difference between the individual funds’ returns and those of their respective composite benchmarks ranged from 0.38 of a percentage point for the Aggressive Growth Fund to 0.78 of a point for the Moderate Fund. (All fund returns are for the Institutional Class.)
          The Lifestyle Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. The Lifestyle Funds do this by investing in various underlying mutual funds that in turn buy stocks, bonds and other securities in these market sectors.
          For the period, the funds’ absolute returns were boosted by solid gains from the U.S. stocks and bonds owned by the underlying funds. Those positive results were partly offset by losses from the foreign stock sector.
          How a Lifestyle fund performs in comparison with its composite benchmark depends primarily on the performance of its individual underlying funds in comparison with the performance of the public indexes used to represent the market sectors in the fund’s composite benchmark.
          For the period, the funds outperformed their respective composite benchmarks because of a number of successful security selections—primarily in the Large-Cap Value, Growth & Income and Bond Plus funds.
          These positive effects were partly offset by detractions from relative performance, chiefly from the Large-Cap Growth and Enhanced Large-Cap Value Index funds.

TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	11

Lifestyle Income Fund

Performance as of May 31, 2012

		Total return

Lifestyle Income Fund	Inception date	since inception

Institutional Class	12/9/2011	2.95%
Retirement Class	12/9/2011	2.88
Retail Class	12/9/2011	2.73
Premier Class	12/9/2011	2.91

Lifestyle Income Fund Composite Index*	—	2.29	†

Broad market index
Barclays U.S. Aggregate Bond Index	—	3.09	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on May 31, 2012, the Lifestyle Income Fund Composite Index consisted of: 14.0% Russell 3000® Index; 6.0% MSCI All Country World ex USA Index; 40.0% Barclays U.S. Aggregate Bond Index; and 40.0% Barclays U.S. 1–5 Year Government/Credit Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Institutional Class.

12	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds

Lifestyle Income Fund

$10,000 invested at fund’s inception
Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets as of 5/31/2012

Equity
U.S. equity	13.8%
International equity	5.9
Fixed income
Fixed income	40.3
Short-term fixed income	40.0

Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	13

Lifestyle Conservative Fund

Performance as of May 31, 2012

		Total return

Lifestyle Conservative Fund	Inception date	since inception

Institutional Class	12/9/2011	3.38%
Retirement Class	12/9/2011	3.20
Retail Class	12/9/2011	3.16
Premier Class	12/9/2011	3.23

Lifestyle Conservative Fund Composite Index*	—	2.62	†

Broad market index
Barclays U.S. Aggregate Bond Index	—	3.09	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on May 31, 2012, the Lifestyle Conservative Fund Composite Index consisted of: 28.0% Russell 3000® Index; 12.0% MSCI All Country World ex USA Index; 40.0% Barclays U.S. Aggregate Bond Index; and 20.0% Barclays U.S. 1–5 Year Government/Credit Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Institutional Class.

14	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds

Lifestyle Conservative Fund

$10,000 invested at fund’s inception
Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets as of 5/31/2012

Equity
U.S. equity	27.7%
International equity	11.8
Fixed income
Fixed income	40.3
Short-term fixed income	20.1

Other assets & liabilities, net	0.1

Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	15

Lifestyle Moderate Fund

Performance as of May 31, 2012

		Total return

Lifestyle Moderate Fund	Inception date	since inception

Institutional Class	12/9/2011	3.69%
Retirement Class	12/9/2011	3.52
Retail Class	12/9/2011	3.48
Premier Class	12/9/2011	3.65

Lifestyle Moderate Fund Composite Index*	—	2.91	†

Broad market index
Russell 3000® Index	—	5.38	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on May 31, 2012, the Lifestyle Moderate Fund Composite Index consisted of: 42.0% Russell 3000 Index; 18.0% MSCI All Country World ex USA Index; and 40.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Institutional Class.

16	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds

Lifestyle Moderate Fund

$10,000 invested at fund’s inception
Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets as of 5/31/2012

Equity
U.S. equity	41.8%
International equity	17.8
Fixed income
Fixed income	40.4

Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	17

Lifestyle Growth Fund

Performance as of May 31, 2012

		Total return

Lifestyle Growth Fund	Inception date	since inception

Institutional Class	12/9/2011	3.24%
Retirement Class	12/9/2011	3.13
Retail Class	12/9/2011	3.12
Premier Class	12/9/2011	3.23

Lifestyle Growth Fund Composite Index*	—	2.74	†

Broad market index
Russell 3000® Index	—	5.38	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on May 31, 2012, the Lifestyle Growth Fund Composite Index consisted of: 56.0% Russell 3000 Index; 24.0% MSCI All Country World ex USA Index; and 20.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Institutional Class.

18	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds

Lifestyle Growth Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation		Target allocation

	% of net assets as of 5/31/2012

Equity
U.S. equity	55.9%
International equity	23.7
Fixed income
Fixed income	20.4

Total	100.0

TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	19

Lifestyle Aggressive Growth Fund

Performance as of May 31, 2012

		Total return

Lifestyle Aggressive Growth Fund	Inception date	since inception

Institutional Class	12/9/2011	2.90%
Retirement Class	12/9/2011	2.80
Retail Class	12/9/2011	2.70
Premier Class	12/9/2011	2.80

Lifestyle Aggressive Growth Fund
Composite Index*	—	2.52	†

Broad market index
Russell 3000® Index	—	5.38	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

As of the close of business on May 31, 2012, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 70.0% Russell 3000 Index and 30.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Institutional Class.

20	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds

Lifestyle Aggressive Growth Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation		Target allocation

	% of net assets as of 5/31/2012

Equity
U.S. equity	70.5%
International equity	29.5

Total	100.0

TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	21

Portfolio of investments

Lifestyle Income Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
211,408	TIAA-CREF Bond Fund		$2,257,836	20.2%
211,805	TIAA-CREF Bond Plus Fund		2,255,725	20.1

			4,513,561	40.3

INTERNATIONAL EQUITY
17,174	TIAA-CREF Emerging Markets Equity Fund		159,376	1.4
33,730	TIAA-CREF Enhanced International Equity Index Fund		200,357	1.8
39,448	TIAA-CREF International Equity Fund		299,413	2.7

			659,146	5.9

SHORT-TERM FIXED INCOME
430,612	TIAA-CREF Short-Term Bond Fund		4,482,668	40.0

			4,482,668	40.0

U.S. EQUITY
15,777	TIAA-CREF Enhanced Large-Cap Growth Index Fund		145,307	1.3
17,813	TIAA-CREF Enhanced Large-Cap Value Index Fund		140,011	1.2
33,463	TIAA-CREF Growth & Income Fund		324,254	2.9
35,233	TIAA-CREF Large-Cap Growth Fund		388,265	3.5
29,231	TIAA-CREF Large-Cap Value Fund		373,279	3.3
1,501	TIAA-CREF Mid-Cap Growth Fund		28,522	0.2
1,650	TIAA-CREF Mid-Cap Value Fund		28,581	0.3
8,647	TIAA-CREF Small-Cap Equity Fund		118,978	1.1

			1,547,197	13.8

	TOTAL TIAA-CREF FUNDS	(Cost $11,016,290)	11,202,572	100.0

	TOTAL PORTFOLIO	(Cost $11,016,290)	11,202,572	100.0
	OTHER ASSETS & LIABILITIES, NET		(1,598)	(0.0)

	NET ASSETS		$11,200,974	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

22	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments

Lifestyle Conservative Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
116,460	TIAA-CREF Bond Fund		$1,243,794	10.1%
349,952	TIAA-CREF Bond Plus Fund		3,726,989	30.2

			4,970,783	40.3

INTERNATIONAL EQUITY
38,102	TIAA-CREF Emerging Markets Equity Fund		353,591	2.8
74,822	TIAA-CREF Enhanced International Equity Index Fund		444,444	3.6
87,462	TIAA-CREF International Equity Fund		663,840	5.4

			1,461,875	11.8

SHORT-TERM FIXED INCOME
238,285	TIAA-CREF Short-Term Bond Fund		2,480,542	20.1

			2,480,542	20.1

U.S. EQUITY
34,926	TIAA-CREF Enhanced Large-Cap Growth Index Fund		321,666	2.6
39,449	TIAA-CREF Enhanced Large-Cap Value Index Fund		310,067	2.5
74,097	TIAA-CREF Growth & Income Fund		718,002	5.8
78,004	TIAA-CREF Large-Cap Growth Fund		859,601	7.0
64,739	TIAA-CREF Large-Cap Value Fund		826,716	6.7
3,323	TIAA-CREF Mid-Cap Growth Fund		63,129	0.5
3,656	TIAA-CREF Mid-Cap Value Fund		63,329	0.5
19,144	TIAA-CREF Small-Cap Equity Fund		263,426	2.1

			3,425,936	27.7

	TOTAL TIAA-CREF FUNDS	(Cost $12,126,877)	12,339,136	99.9

	TOTAL PORTFOLIO	(Cost $12,126,877)	12,339,136	99.9
	OTHER ASSETS & LIABILITIES, NET		12,629	0.1

	NET ASSETS		$12,351,765	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	23

Portfolio of investments

Lifestyle Moderate Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
491,662	TIAA-CREF Bond Plus Fund		$5,236,196	40.4%

			5,236,196	40.4

INTERNATIONAL EQUITY
60,306	TIAA-CREF Emerging Markets Equity Fund		559,642	4.3
118,484	TIAA-CREF Enhanced International Equity Index Fund		703,796	5.4
138,379	TIAA-CREF International Equity Fund		1,050,298	8.1

			2,313,736	17.8

U.S. EQUITY
55,218	TIAA-CREF Enhanced Large-Cap Growth Index Fund		508,560	3.9
62,358	TIAA-CREF Enhanced Large-Cap Value Index Fund		490,136	3.8
117,173	TIAA-CREF Growth & Income Fund		1,135,408	8.7
123,266	TIAA-CREF Large-Cap Growth Fund		1,358,395	10.5
102,371	TIAA-CREF Large-Cap Value Fund		1,307,283	10.1
5,248	TIAA-CREF Mid-Cap Growth Fund		99,705	0.8
5,777	TIAA-CREF Mid-Cap Value Fund		100,050	0.8
30,265	TIAA-CREF Small-Cap Equity Fund		416,445	3.2

			5,415,982	41.8

	TOTAL TIAA-CREF FUNDS	(Cost $12,742,541)	12,965,914	100.0

	TOTAL PORTFOLIO	(Cost $12,742,541)	12,965,914	100.0
	OTHER ASSETS & LIABILITIES, NET		(1,144)	(0.0)

	NET ASSETS		$12,964,770	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

24	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments

Lifestyle Growth Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
221,012	TIAA-CREF Bond Plus Fund		$2,353,777	20.4%

			2,353,777	20.4

INTERNATIONAL EQUITY
71,222	TIAA-CREF Emerging Markets Equity Fund		660,944	5.7
139,913	TIAA-CREF Enhanced International Equity Index Fund		831,086	7.2
163,659	TIAA-CREF International Equity Fund		1,242,169	10.8

			2,734,199	23.7

U.S. EQUITY
65,856	TIAA-CREF Enhanced Large-Cap Growth Index Fund		606,535	5.2
74,471	TIAA-CREF Enhanced Large-Cap Value Index Fund		585,339	5.1
139,856	TIAA-CREF Growth & Income Fund		1,355,207	11.7
147,306	TIAA-CREF Large-Cap Growth Fund		1,623,310	14.1
122,080	TIAA-CREF Large-Cap Value Fund		1,558,962	13.5
6,280	TIAA-CREF Mid-Cap Growth Fund		119,329	1.0
6,888	TIAA-CREF Mid-Cap Value Fund		119,299	1.0
36,124	TIAA-CREF Small-Cap Equity Fund		497,068	4.3

			6,465,049	55.9

	TOTAL TIAA-CREF FUNDS	(Cost $11,298,108)	11,553,025	100.0

	TOTAL PORTFOLIO	(Cost $11,298,108)	11,553,025	100.0
	OTHER ASSETS & LIABILITIES, NET		(2,380)	(0.0)

	NET ASSETS		$11,550,645	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	25

Portfolio of investments

Lifestyle Aggressive Growth Fund ▪ May 31, 2012

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)

INTERNATIONAL EQUITY
87,142	TIAA-CREF Emerging Markets Equity Fund		$808,679	7.1%
171,378	TIAA-CREF Enhanced International Equity Index Fund		1,017,986	9.0
200,073	TIAA-CREF International Equity Fund		1,518,553	13.4

			3,345,218	29.5

U.S. EQUITY
81,451	TIAA-CREF Enhanced Large-Cap Growth Index Fund		750,159	6.6
92,019	TIAA-CREF Enhanced Large-Cap Value Index Fund		723,269	6.4
173,009	TIAA-CREF Growth & Income Fund		1,676,453	14.8
181,553	TIAA-CREF Large-Cap Growth Fund		2,000,715	17.7
150,837	TIAA-CREF Large-Cap Value Fund		1,926,192	17.0
7,756	TIAA-CREF Mid-Cap Growth Fund		147,359	1.3
8,512	TIAA-CREF Mid-Cap Value Fund		147,432	1.3
44,664	TIAA-CREF Small-Cap Equity Fund		614,579	5.4

			7,986,158	70.5

	TOTAL TIAA-CREF FUNDS	(Cost $11,108,980)	11,331,376	100.0

	TOTAL PORTFOLIO	(Cost $11,108,980)	11,331,376	100.0
	OTHER ASSETS & LIABILITIES, NET		(1,683)	(0.0)

	NET ASSETS		$11,329,693	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

26	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	27

Statements of assets and liabilities

TIAA-CREF Lifestyle Funds ▪ May 31, 2012

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund

ASSETS
Affiliated investments, at value*	$11,202,572	$12,339,136	$12,965,914	$11,553,025	$11,331,376
Cash	27,965	23,482	24,037	22,646	23,778
Receivable from securities transactions	—	93,196	115,818	96,424	—
Receivable from Fund shares sold	—	13,439	20	20	69
Dividends and interest receivable	18,418	16,971	13,866	6,587	—
Due from affiliates	1,862	2,185	2,224	2,186	2,179
Other	23	23	23	23	23

Total assets	11,250,840	12,488,432	13,121,902	11,680,911	11,357,425

LIABILITIES
Management fees payable	92	101	107	95	94
Service agreement fees payable	85	86	88	87	87
Distribution fees payable	1,150	1,351	1,455	1,275	1,217
Due to affiliates	47	34	30	28	31
Payable for securities transactions	39,500	125,947	146,318	119,674	17,250
Accrued expenses and other payables	8,992	9,148	9,134	9,107	9,053

Total liabilities	49,866	136,667	157,132	130,266	27,732

NET ASSETS	$11,200,974	$12,351,765	$12,964,770	$11,550,645	$11,329,693

NET ASSETS CONSIST OF:
Paid-in-capital	$10,967,799	$12,098,665	$12,715,573	$11,276,925	$11,114,963
Undistributed net investment income (loss)	31,678	28,559	22,893	20,667	(9,319)
Accumulated net realized gain (loss) on total investments	15,215	12,282	2,931	(1,864)	1,653
Net unrealized appreciation (depreciation) on total investments	186,282	212,259	223,373	254,917	222,396

NET ASSETS	$11,200,974	$12,351,765	$12,964,770	$11,550,645	$11,329,693

INSTITUTIONAL CLASS:
Net assets	$1,029,645	$1,033,439	$1,036,747	$1,032,923	$1,028,884
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	100,542	100,467	100,382	100,043	100,000

Net asset value per share	$10.24	$10.29	$10.33	$10.32	$10.29

RETIREMENT CLASS:
Net assets	$4,126,712	$4,188,796	$4,244,252	$4,203,225	$4,223,552
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	403,133	407,393	411,147	407,519	410,987

Net asset value per share	$10.24	$10.28	$10.32	$10.31	$10.28

RETAIL CLASS:
Net assets	$4,979,130	$5,624,217	$6,647,762	$5,249,278	$5,039,173
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	486,516	547,066	644,126	509,192	490,637

Net asset value per share	$10.23	$10.28	$10.32	$10.31	$10.27

PREMIER CLASS:
Net assets	$1,065,487	$1,505,313	$1,036,009	$1,065,219	$1,038,084
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	104,069	146,372	100,337	103,234	100,967

Net asset value per share	$10.24	$10.28	$10.33	$10.32	$10.28

* Affiliated investments, cost	$11,016,290	$12,126,877	$12,742,541	$11,298,108	$11,108,980

28	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	29

Statements of operations

TIAA-CREF Lifestyle Funds ▪ For the period ended

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund

	For the period December 9, 2011 to May 31, 2012	For the period December 9, 2011 to May 31, 2012	For the period December 9, 2011 to May 31, 2012	For the period December 9, 2011 to May 31, 2012	For the period December 9, 2011 to May 31, 2012

INVESTMENT INCOME
Dividends from affiliated investments	$95,289	$87,194	$74,377	$40,050	$5,997

Total income	95,289	87,194	74,377	40,050	5,997

EXPENSES
Management fees	4,992	5,305	5,394	5,364	5,299
Distribution fees — Retail Class	5,150	5,710	5,961	5,806	5,582
Distribution fees — Premier Class	735	816	751	761	765
Fund administration fees	298	298	298	297	298
Custody and accounting fees	2,503	2,555	2,498	2,512	2,456
Audit fees	17,148	17,147	17,148	17,148	17,147
Legal fees	3,543	3,526	3,508	3,492	3,470
Shareholder reports	19,552	18,062	17,948	17,928	17,871
Shareholder servicing — Institutional Class	2,629	2,629	2,629	2,629	2,629
Shareholder servicing — Retirement Class	7,557	7,630	7,694	7,747	7,790
Shareholder servicing — Retail Class	2,760	2,886	2,892	3,032	3,089
Shareholder servicing — Premier Class	2,657	2,657	2,657	2,657	2,657
Trustee fees and expenses	67	69	69	70	69
Compliance fees	158	165	166	168	167
Registration fees	69,733	69,734	69,733	69,733	69,733
Other expenses	3,719	3,877	3,885	3,808	3,761

Total expenses	143,201	143,066	143,231	143,152	142,783
Less: Expenses reimbursed by the investment advisor	(124,685)	(123,531)	(123,522)	(123,191)	(122,985)

Net expenses	18,516	19,535	19,709	19,961	19,798

Net investment income (loss)	76,773	67,659	54,668	20,089	(13,801)

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM TOTAL INVESTMENTS:
Net realized gain (loss) from affiliated investments	15,060	13,236	2,878	(1,740)	3,153
Net realized gain (loss) from unaffiliated investments	155	(954)	53	(124)	—

Net realized gain (loss) from investments	15,215	12,282	2,931	(1,864)	3,153

Net change in unrealized appreciation (depreciation) from affiliated investments	186,282	212,259	223,373	254,917	222,396

Net realized and unrealized gain (loss) from investments	201,497	224,541	226,304	253,053	225,549

Net increase (decrease) in net assets from operations	$278,270	$292,200	$280,972	$273,142	$211,748

30	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	31

Statements of changes in net assets

TIAA-CREF Lifestyle Funds ▪ For the period ended

		Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund

		For the period December 9, 2011 to May 31, 2012	For the period December 9, 2011 to May 31, 2012	For the period December 9, 2011 to May 31, 2012	For the period December 9, 2011 to May 31, 2012	For the period December 9, 2011 to May 31, 2012

OPERATIONS
Net investment income (loss)		$76,773	$67,659	$54,668	$20,089	$(13,801)
Net realized gain (loss) from investments		15,215	12,282	2,931	(1,864)	3,153
Net change in unrealized appreciation (depreciation) from affiliated investments		186,282	212,259	223,373	254,917	222,396

Net increase (decrease) in net assets from operations		278,270	292,200	280,972	273,142	211,748

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Institutional Class	(5,567)	(4,887)	(4,071)	(414)	–
	Retirement Class	(19,118)	(16,359)	(13,263)	(1,056)	–
	Retail Class	(18,188)	(16,460)	(13,875)	(720)	–
	Premier Class	(5,099)	(4,414)	(3,592)	(324)	–

Total distributions		(47,972)	(42,120)	(34,801)	(2,514)	–

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
	Retirement Class	4,013,558	4,061,070	4,106,675	4,085,535	4,119,906
	Retail Class	4,900,266	6,198,492	6,665,965	5,362,281	5,057,312
	Premier Class	1,036,658	1,481,532	1,000,000	1,035,257	1,011,497
Reinvestments of distributions:	Institutional Class	5,567	4,887	4,071	414	–
	Retirement Class	19,118	16,359	13,263	1,056	–
	Retail Class	17,841	15,682	13,875	720	–
	Premier Class	5,099	4,414	3,592	324	–
Redemptions:	Institutional Class	–	–	–	–	–
	Retirement Class	(535)	(26)	(2,034)	(4,945)	–
	Retail Class	(26,896)	(680,725)	(86,808)	(200,573)	(69,770)
	Premier Class	–	–	–	(52)	(1,000)

Net increase (decrease) from shareholder transactions		10,970,676	12,101,685	12,718,599	11,280,017	11,117,945

Net increase (decrease) in net assets		11,200,974	12,351,765	12,964,770	11,550,645	11,329,693

NET ASSETS
Beginning of period		–	–	–	–	–

End of period		$11,200,974	$12,351,765	$12,964,770	$11,550,645	$11,329,693

Undistributed net investment income (loss) included in net assets		$31,678	$28,559	$22,893	$20,667	$(9,319)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	100,000	100,000	100,000	100,000	100,000
	Retirement Class	401,324	405,833	410,088	407,867	410,987
	Retail Class	487,384	609,617	650,951	528,041	496,921
	Premier Class	103,573	145,950	100,000	103,206	101,058
Shares reinvested:	Institutional Class	542	467	382	43	–
	Retirement Class	1,861	1,563	1,247	109	–
	Retail Class	1,736	1,497	1,298	74	–
	Premier Class	496	422	337	33	–
Shares redeemed:	Institutional Class	–	–	–	–	–
	Retirement Class	(52)	(3)	(188)	(457)	–
	Retail Class	(2,604)	(64,048)	(8,123)	(18,923)	(6,284)
	Premier Class	–	–	–	(5)	(91)

Net increase (decrease) from shareholder transactions		1,094,260	1,201,298	1,255,992	1,119,988	1,102,591

32	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	33

Financial highlights

Lifestyle Income Fund ▪ For the period ended

	Institutional Class		Retirement Class		Retail Class		Premier Class

	5/31/12*		5/31/12*		5/31/12*		5/31/12*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.09		0.08		0.07		0.08
Net realized and unrealized gain on total investments	0.21		0.21		0.20		0.21

Total gain from investment operations	0.30		0.29		0.27		0.29

Less distributions from:
Net investment income	(0.06)		(0.05)		(0.04)		(0.05)

Total distributions	(0.06)		(0.05)		(0.04)		(0.05)

Net asset value, end of period	$10.24		$10.24		$10.23		$10.24

TOTAL RETURN	2.95	%(b)	2.88	%(b)	2.73	%(b)	2.91	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,030		$4,127		$4,979		$1,065
Ratio of expenses to average net assets before expense
waiver and reimbursement (e)	2.98	%(c)	2.83	%(c)	2.82	%(c)	3.13	%(c)
Ratio of expenses to average net assets after expense
waiver and reimbursement (e)	0.10	%(c)	0.35	%(c)	0.48	%(c)	0.25	%(c)
Ratio of net investment income to average net assets	1.81	%(c)	1.56	%(c)	1.43	%(c)	1.66	%(c)
Portfolio turnover rate	3	%(b)	3	%(b)	3	%(b)	3	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the period ended May 31, 2012 was 0.36%.
*	The Fund commenced operations on December 9, 2011.

34	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds	See notes to financial statements

Financial highlights

Lifestyle Conservative Fund ▪ For the period ended

	Institutional Class		Retirement Class		Retail Class		Premier Class

	5/31/12*		5/31/12*		5/31/12*		5/31/12*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.08		0.06		0.06		0.07
Net realized and unrealized gain on total investments	0.26		0.26		0.26		0.25

Total gain from investment operations	0.34		0.32		0.32		0.32

Less distributions from:
Net investment income	(0.05)		(0.04)		(0.04)		(0.04)

Total distributions	(0.05)		(0.04)		(0.04)		(0.04)

Net asset value, end of period	$10.29		$10.28		$10.28		$10.28

TOTAL RETURN	3.38	%(b)	3.20	%(b)	3.16	%(b)	3.23	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,033		$4,189		$5,624		$1,505
Ratio of expenses to average net assets before expense
waiver and reimbursement (e)	2.81	%(c)	2.66	%(c)	2.65	%(c)	2.90	%(c)
Ratio of expenses to average net assets after expense
waiver and reimbursement (e)	0.10	%(c)	0.35	%(c)	0.47	%(c)	0.25	%(c)
Ratio of net investment income to average net assets	1.54	%(c)	1.29	%(c)	1.18	%(c)	1.39	%(c)
Portfolio turnover rate	17	%(b)	17	%(b)	17	%(b)	17	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the period ended May 31, 2012 was 0.41%.
*	The Fund commenced operations on December 9, 2011.

See notes to financial statements	TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	35

Financial highlights

Lifestyle Moderate Fund ▪ For the period ended

	Institutional Class		Retirement Class		Retail Class		Premier Class

	5/31/12*		5/31/12*		5/31/12*		5/31/12*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.06		0.05		0.05		0.06
Net realized and unrealized gain on total investments	0.31		0.30		0.30		0.31

Total gain from investment operations	0.37		0.35		0.35		0.37

Less distributions from:
Net investment income	(0.04)		(0.03)		(0.03)		(0.04)

Total distributions	(0.04)		(0.03)		(0.03)		(0.04)

Net asset value, end of period	$10.33		$10.32		$10.32		$10.33

TOTAL RETURN	3.69	%(b)	3.52	%(b)	3.48	%(b)	3.65	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,037		$4,244		$6,648		$1,036
Ratio of expenses to average net assets before expense
waiver and reimbursement (e)	2.77	%(c)	2.63	%(c)	2.60	%(c)	2.92	%(c)
Ratio of expenses to average net assets after expense
waiver and reimbursement (e)	0.10	%(c)	0.35	%(c)	0.46	%(c)	0.25	%(c)
Ratio of net investment income to average net assets	1.28	%(c)	1.03	%(c)	0.92	%(c)	1.13	%(c)
Portfolio turnover rate	11	%(b)	11	%(b)	11	%(b)	11	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the period ended May 31, 2012 was 0.45%.
*	The Fund commenced operations on December 9, 2011.

36	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds	See notes to financial statements

Financial highlights

Lifestyle Growth Fund ▪ For the period ended

	Institutional Class		Retirement Class		Retail Class		Premier Class

	5/31/12*		5/31/12*		5/31/12*		5/31/12*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.03		0.02		0.01		0.02
Net realized and unrealized gain on total investments	0.29		0.29		0.30		0.30

Total gain from investment operations	0.32		0.31		0.31		0.32

Less distributions from:
Net investment income	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)

Total distributions	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)

Net asset value, end of period	$10.32		$10.31		$10.31		$10.32

TOTAL RETURN	3.24	%(b)	3.13	%(b)	3.12	%(b)	3.23	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,033		$4,203		$5,249		$1,065
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	2.77	%(c)	2.63	%(c)	2.63	%(c)	2.92	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.10	%(c)	0.35	%(c)	0.48	%(c)	0.25	%(c)
Ratio of net investment income to average net assets	0.64	%(c)	0.39	%(c)	0.27	%(c)	0.49	%(c)
Portfolio turnover rate	7	%(b)	7	%(b)	7	%(b)	7	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the period ended May 31, 2012 was 0.48%.
*	The Fund commenced operations on December 9, 2011.

See notes to financial statements	TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	37

Financial highlights

Lifestyle Aggressive Growth Fund ▪ For the period ended

	Institutional Class		Retirement Class		Retail Class		Premier Class

	5/31/12*		5/31/12*		5/31/12*		5/31/12*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.00	(d)	(0.01)		(0.02)		(0.01)
Net realized and unrealized gain on total investments	0.29		0.29		0.29		0.29

Total gain from investment operations	0.29		0.28		0.27		0.28

Less distributions from:
Net investment income	–		–		–		–

Total distributions	–		–		–		–

Net asset value, end of period	$10.29		$10.28		$10.27		$10.28

TOTAL RETURN	2.90	%(b)	2.80	%(b)	2.70	%(b)	2.80	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,029		$4,224		$5,039		$1,038
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	2.79	%(c)	2.65	%(c)	2.66	%(c)	2.94	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.10	%(c)	0.35	%(c)	0.49	%(c)	0.25	%(c)
Ratio of net investment income to average net assets	0.01	%(c)	(0.24	)%(c)	(0.37	)%(c)	(0.14	)%(c)
Portfolio turnover rate	2	%(b)	2	%(b)	2	%(b)	2	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the period ended May 31, 2012 was 0.51%.
*	The Fund commenced operations on December 9, 2011.

38	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds	See notes to financial statements

Notes to financial statements

TIAA-CREF Lifestyle Funds

Note 1—organization and significant accounting policies

The Lifestyle Funds (the “Funds,” each individually referred to as a “Fund”) are a subfamily of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Lifestyle Funds commenced operations on December 9, 2011.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from investments in affiliated investment companies on the Statements of Operations. Realized gains and losses on sales from investments in affiliated and unaffiliated investment companies are based upon the specific identification method.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	39

Notes to financial statements

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2012) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the period ended May 31, 2012, permanent book and tax differences resulting primarily from non-deductible distribution fees and the netting of net operating losses were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the

40	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds

continued

security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended May 31, 2012, there were no transfers between levels by the Funds.

As of May 31, 2012, all of the investments in the Lifestyle Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and operational oversight services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. The Premier Class and the Retail Class of each Fund have adopted a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class and Retail Class of the Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and Retail Class, respectively.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.49% of average daily net assets for

TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	41

Notes to financial statements

the Retail Class shares; 0.35% of average daily net assets for the Retirement Class shares; 0.25% of average daily net assets for the Premier Class shares; and 0.10% of average daily net assets for the Institutional Class shares. The expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with the approval of the Board.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. The following is the percentage of the Funds’ shares owned by TIAA as of May 31, 2012:

Fund	TIAA
Lifestyle Income	92%
Lifestyle Conservative	84
Lifestyle Moderate	80
Lifestyle Growth	89
Lifestyle Aggressive Growth	91

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at December 9, 2011*	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at May 31, 2012
Lifestyle Income
TIAA-CREF Bond	$–	$2,227,556	$16,476	$49	$25,847	$2,257,836
TIAA-CREF Bond Plus	–	2,220,865	19,778	68	32,764	2,255,725
TIAA-CREF Emerging Markets Equity	–	175,898	12,089	1,131	–	159,376
TIAA-CREF Enhanced International Equity Index	–	225,186	15,434	920	–	200,357
TIAA-CREF Enhanced Large-Cap Growth Index	–	147,073	9,875	743	–	145,307
TIAA-CREF Enhanced Large-Cap Value Index	–	145,132	9,809	576	–	140,011
TIAA-CREF Growth & Income	–	330,631	22,716	1,639	1,075	324,254
TIAA-CREF International Equity	–	340,599	43,753	4,708	–	299,413
TIAA-CREF Large-Cap Growth	–	398,217	27,172	1,951	–	388,265
TIAA-CREF Large-Cap Value	–	384,014	30,713	2,286	–	373,279
TIAA-CREF Mid-Cap Growth	–	29,597	2,778	196	–	28,522
TIAA-CREF Mid-Cap Value	–	29,290	2,299	138	–	28,581
TIAA-CREF Short-Term Bond	–	4,483,397	39,624	–	35,603	4,482,668
TIAA-CREF Small-Cap Equity	–	125,090	8,798	655	–	118,978
	$–	$11,262,545	$261,314	$15,060	$95,289	$11,202,572

42	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds

continued

Issue	Value at December 9, 2011*	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at May 31, 2012
Lifestyle Conservative
TIAA-CREF Bond	$–	$1,329,847	$109,934	$(634)	$13,739	$1,243,794
TIAA-CREF Bond Plus	–	3,974,110	330,741	(1,842)	52,179	3,726,989
TIAA-CREF Emerging Markets Equity	–	406,548	39,529	519	–	353,591
TIAA-CREF Enhanced International Equity Index	–	514,308	46,802	728	–	444,444
TIAA-CREF Enhanced Large-Cap Growth Index	–	339,228	33,338	939	–	321,666
TIAA-CREF Enhanced Large-Cap Value Index	–	334,444	32,978	667	–	310,067
TIAA-CREF Growth & Income	–	763,671	77,340	2,149	2,285	718,002
TIAA-CREF International Equity	–	748,118	82,113	5,504	–	663,840
TIAA-CREF Large-Cap Growth	–	921,355	94,409	2,727	–	859,601
TIAA-CREF Large-Cap Value	–	876,956	88,308	2,155	–	826,716
TIAA-CREF Mid-Cap Growth	–	67,222	7,321	183	–	63,129
TIAA-CREF Mid-Cap Value	–	66,980	6,714	120	–	63,329
TIAA-CREF Short-Term Bond	–	2,651,514	190,358	(556)	18,991	2,480,542
TIAA-CREF Small-Cap Equity	–	286,407	27,182	577	–	263,426
	$–	$13,280,708	$1,167,067	$13,236	$87,194	$12,339,136
Lifestyle Moderate
TIAA-CREF Bond Plus	$–	$5,339,845	$217,764	$(243)	$70,797	$5,236,196
TIAA-CREF Emerging Markets Equity	–	599,675	17,186	141	–	559,642
TIAA-CREF Enhanced International Equity Index	–	763,748	20,773	67	–	703,796
TIAA-CREF Enhanced Large-Cap Growth Index	–	500,637	13,931	(67)	–	508,560
TIAA-CREF Enhanced Large-Cap Value Index	–	491,230	12,098	(89)	–	490,136
TIAA-CREF Growth & Income	–	1,126,238	34,385	(187)	3,580	1,135,408
TIAA-CREF International Equity	–	1,109,015	48,291	3,191	–	1,050,298
TIAA-CREF Large-Cap Growth	–	1,349,296	34,681	(76)	–	1,358,395
TIAA-CREF Large-Cap Value	–	1,287,143	31,565	288	–	1,307,283
TIAA-CREF Mid-Cap Growth	–	98,574	3,415	84	–	99,705
TIAA-CREF Mid-Cap Value	–	98,077	2,252	9	–	100,050
TIAA-CREF Small-Cap Equity	–	423,603	11,078	(240)	–	416,445
	$–	$13,187,081	$447,419	$2,878	$74,377	$12,965,914

TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	43

Notes to financial statements

Issue	Value at December 9, 2011*	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at May 31, 2012
Lifestyle Growth
TIAA-CREF Bond Plus	$–	$2,463,993	$167,626	$545	$35,251	$2,353,777
TIAA-CREF Emerging Markets Equity	–	702,361	14,961	(832)	–	660,944
TIAA-CREF Enhanced International Equity Index	–	903,540	25,607	(1,584)	–	831,086
TIAA-CREF Enhanced Large-Cap Growth Index	–	589,671	14,925	(375)	–	606,535
TIAA-CREF Enhanced Large-Cap Value Index	–	584,841	16,363	(408)	–	585,339
TIAA-CREF Growth & Income	–	1,328,821	36,502	(811)	4,799	1,355,207
TIAA-CREF International Equity	–	1,316,808	71,165	4,521	–	1,242,169
TIAA-CREF Large-Cap Growth	–	1,605,326	46,919	(1,148)	–	1,623,310
TIAA-CREF Large-Cap Value	–	1,522,354	39,093	(1,057)	–	1,558,962
TIAA-CREF Mid-Cap Growth	–	115,423	2,606	(79)	–	119,329
TIAA-CREF Mid-Cap Value	–	116,524	3,324	(70)	–	119,299
TIAA-CREF Small-Cap Equity	–	500,512	11,234	(442)	–	497,068
	$–	$11,750,174	$450,325	$(1,740)	$40,050	$11,553,025
Lifestyle Aggressive Growth
TIAA-CREF Emerging Markets Equity	$–	$848,315	$4,866	$(233)	$–	$808,679
TIAA-CREF Enhanced International Equity Index	–	1,084,431	6,073	(314)	–	1,017,986
TIAA-CREF Enhanced Large-Cap Growth Index	–	718,747	6,988	(264)	–	750,159
TIAA-CREF Enhanced Large-Cap Value Index	–	711,001	8,039	(275)	–	723,269
TIAA-CREF Growth & Income	–	1,619,494	19,336	(592)	5,997	1,676,453
TIAA-CREF International Equity	–	1,599,714	73,074	6,600	–	1,518,553
TIAA-CREF Large-Cap Growth	–	1,944,077	21,554	(677)	–	2,000,715
TIAA-CREF Large-Cap Value	–	1,854,218	19,538	(697)	–	1,926,192
TIAA-CREF Mid-Cap Growth	–	141,320	1,840	(20)	–	147,359
TIAA-CREF Mid-Cap Value	–	141,879	1,827	(55)	–	147,432
TIAA-CREF Small-Cap Equity	–	612,426	6,660	(320)	–	614,579
	$–	$11,275,622	$169,795	$3,153	$5,997	$11,331,376

*	The Funds commenced operations on December 9, 2011

44	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds

continued

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Lifestyle Income	$11,016,924	$203,668	$ (18,020)	$185,648
Lifestyle Conservative	12,132,515	252,026	(45,405)	206,621
Lifestyle Moderate	12,746,605	295,160	(75,851)	219,309
Lifestyle Growth	11,307,308	324,601	(78,884)	245,717
Lifestyle Aggressive Growth	11,111,683	328,974	(109,281)	219,693

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended May 31, 2012 were as follows:

Fund	Purchases	Sales

Lifestyle Income	$11,297,079	$ 296,003
Lifestyle Conservative	13,994,489	1,879,893
Lifestyle Moderate	14,003,940	1,264,329
Lifestyle Growth	12,100,229	800,257
Lifestyle Aggressive Growth	11,275,622	169,795

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the period ended May 31, 2012 was as follows:

	5/31/2012

Fund	Ordinary income	Long-term capital gains	Total

Lifestyle Income	$47,972	$–	$47,972
Lifestyle Conservative	42,120	–	42,120
Lifestyle Moderate	34,801	–	34,801
Lifestyle Growth	2,514	–	2,514
Lifestyle Aggressive Growth	–	–	–

TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	45

Notes to financial statements	concluded

As of May 31, 2012, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Unrealized appreciation (depreciation)	Post- October loss	Total

Lifestyle Income	$47,550	$185,648	$—	$233,198
Lifestyle Conservative	46,502	206,621	—	253,123
Lifestyle Moderate	29,910	219,310	—	249,220
Lifestyle Growth	28,027	245,716	—	273,743
Lifestyle Aggressive Growth	4,356	219,693	(9,296)	214,753

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, and the treatment of short term gain as ordinary income for tax purposes.

Note 6—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

Note 7—subsequent event

Beginning June 26, 2012, the Funds will participate in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds.

46	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds

Report of independent registered
public accounting firm

To the Board of Trustees and Shareholders of the
Lifestyle Funds of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lifestyle Income Fund, Lifestyle Conservative Fund, Lifestyle Moderate Fund, Lifestyle Growth Fund and Lifestyle Aggressive Growth Fund (constituting the Lifestyle Funds of the TIAA-CREF Funds, hereafter referred to as the “Funds”), at May 31, 2012, the results of each of their operations for the period then ended and the changes in each of their net assets and the financial highlights for the period presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 18, 2012

TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	47

Trustees and officers (unaudited)

TIAA-CREF Lifestyle Funds ▪ May 31, 2012

Disinterested trustees

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	77	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	77

Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; Independent Member of the Boards of Lazard Alternative Strategies Fund, LLC and Lazard Alternative Strategies 1099 Fund.

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	77	Director of Copper Rock Capital Partners, LLC (investment adviser).

48	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (since 2010), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	77	Director, D2D Fund.

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	Former President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	77	None

Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Trustee	Indefinite term. Trustee since 2011.	Former Partner (2004–2010) and Managing Director (2002–2010), Goldman Sachs Asset Management.	77

Investment committee member, College of Mount Saint Vincent; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	77

Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and North Shore Land Alliance.

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Former Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Former Program Director, NBER (1990–2008).	77	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	49

Trustees and officers (unaudited)	continued

TIAA-CREF Lifestyle Funds ▪ May 31, 2012

Disinterested trustees — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Chairman of the Board and Trustee	Indefinite term as Trustee; Chairman for term ending December 31, 2012. Trustee since 1999. Chairman since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	77	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust; Member, Duke Children’s Hospital and Health Center National Board of Advisors.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002); Professor, University of Texas at Austin (since 1987). Former Chairman, Department of Finance, University of Texas at Austin (2002–2011).	77	Member of the Governing Council, Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

50	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds

Executive Officers

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.

Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Former Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Accounts VA-1 and VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Former Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Advisors, LLC. (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Former Managing Director/Director of Global Compliance, AIG Investments (2000–2008).

Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/51	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2012.

Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds since 2012. President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2008). Director of Covariance Capital Management, Inc. (“Covariance”) (since 2010). Former Chairman, Head of Financial Services and Member of the Executive Committee, Swiss Re America Holding Corporation (2006–2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006).

TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	51

Trustees and officers (unaudited)	concluded

TIAA-CREF Lifestyle Funds ▪ May 31, 2012

Executive officers — continued

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years

Eugene Flood, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/55	Executive Vice President	One-year term. Executive Vice President since 2011.

Executive Vice President, President of Diversified Financial Services of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2011). President, Chief Executive Officer, Manager and Chairman of TIAA-CREF Redwood, LLC (“Redwood”) (since 2011). Director and Chairman of Covariance (since 2011). Manager and Chairman of Kaspick & Company LLC (since 2011). Director and Chairman of TIAA-CREF Life Insurance Company (“T-C Life”) (since 2011). Former President and Chief Executive Officer (2000–2010) and Director (1994–2010), Smith Breeden Associates, Inc., an investment adviser. Former Trustee of the TIAA-CREF Fund Complex (2005–2011). Dean’s Advisory Committee, Massachusetts Institute of Technology’s Sloan School of Management (since 2000).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010) and Funds Treasurer (since 2006) of TIAA. Director of Advisors (since 2008). Director of TIAA-CREF Asset Management (“TCAM”) (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Assistant Treasurer of T-C Life (since 2012). Director of TIAA-CREF Trust Treasurer Company, FSB (“Trust”) (since 2008). Senior Vice President and Funds Treasurer of TCAA (since 2011). Senior Vice President and Funds Treasurer of TCAS (since 2011).

52	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

Executive Vice President, Head of Risk Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Risk Management (since 2009), Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Former Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2011). Former Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA. Former Director of T-C Life (2006–2008). Former Director of TPIS, Advisors and Investment Management (2008).

Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.

Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Funds Complex (since 2012). Former President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).

Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Vice President and Corporate Secretary	One-year term. Senior Vice President and Corporate Secretary since 2012.

Senior Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2012). Former Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President, President of Retirement and Individual Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Former Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (since 2012) of TCT Holdings, Inc. Former Director (2007–2011) and Former Executive Vice President (2008–2010) of TCAM. Manager (since 2006), Former President and CEO (2006–2010) of Redwood. Former Director of Tuition Financing (2008–2009) and Former Executive Vice President of T-C Life (2009–2010).

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Former Chief Communications Officer of TIAA (2010–2011). Former Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010). Former Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org or by telephone at 800 223–1200.

TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	53

Approval of investment
management agreement (unaudited)

Board approval of the investment management agreement for the TIAA-CREF Lifestyle Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of the series of the TIAA-CREF Lifestyle Funds (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the approval process

The Board held a meeting on December 6, 2011, at which it considered the initial approval of the Agreement with respect to each Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to the Board in connection with the proposed contract approvals, and then helped evaluate the information provided in response to those guidelines. The Operations Committee reviewed such guidelines and requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Funds, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive expense comparison data regarding each Fund, including data relating to each Fund’s proposed management fee rates and projected total expense ratios. Lipper also compared certain of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies

54	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds

(as applicable), each of which was selected by Lipper. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee and expense information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

In advance of the Board meeting held on December 6, 2011, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to approve the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) a description of any proposed fee waiver or expense reimbursement arrangements; (2) a comparison of each Fund’s proposed fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (3) any “fall-out” benefits that were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (4) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (5) information as to any profits projected to be earned by TAI in connection with its services pursuant to the Agreement; (6) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (7) a copy of TAI’s SEC Form ADV registration statement (which was presented only to legal counsel for the Trustees); and (8) a proposed narrative explanation of reasons why the Board should approve the Agreement.

In considering whether to approve the Agreement with respect to each Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services to be provided by TAI to the Fund; (2) the costs of the services to be provided to the Fund and the potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (3) the extent to which economies of scale are anticipated to be realized as the Fund grows; (4) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (5) comparisons of services and proposed fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (6) any other benefits anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to approve the Agreement.

TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	55

Approval of investment
management agreement (unaudited)

In reaching its decisions regarding the approval of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Trust. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the approval process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered Fund-specific information and made its approval determinations on a Fund-by-Fund basis. In deciding whether to approve the Agreement for each Fund, each Trustee may have accorded different weight to different factors, and thus, each Trustee may have had a different basis for his or her ultimate decision to vote to approve the Agreement for each Fund. At its meeting on December 6, 2011, the Board voted unanimously to approve the Agreement for each Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the existing series of the TIAA-CREF Fund Complex, such as the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust, for many years. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that invest their assets in the securities of other investment companies managed by TAI, referred to as “underlying funds”), including selecting underlying funds and allocating the Funds’ assets among the underlying funds, conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner with respect to its duties to the existing series of the Trust and other funds and accounts within the TIAA-CREF Fund Complex.

In addition, the Board considered the nature and quality of non-portfolio management services to be provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

56	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds

continued

Cost and profitability

The Board considered projected financial and profitability data relating to TAI with respect to the Funds. The Board considered TAI’s projected profit/loss calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Funds. The Board also noted TAI’s proposed reimbursements of certain of the Funds’ expenses. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board also acknowledged certain permanent and temporary waivers of management fees and reimbursements of expenses above specified amounts of TIAA-CREF Funds that will be used as underlying investments for the Funds which would reduce the Funds’ expenses. The Board considered that TAI was not projected to earn profits with respect to the Funds under the Agreement for the foreseeable future.

During its review of TAI’s potential profitability, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the proposed management fee rates for a Fund under the Agreement were lower than the management fee rates charged by many or most comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s projected data was derived. Based on all factors considered, the Board concluded that the proposed management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI is anticipated to experience economies of scale in connection with the operation of each Fund. The Board considered that, because TAI projected that it would operate each of the Funds at a loss, there would be little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ proposed management fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	57

Approval of investment
management agreement (unaudited)

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. The Board considered that TAI and its affiliates provide fund-of-funds management services to the Lifecycle Funds, with an annual management fee of 0.10% of average daily net assets that is currently being entirely waived or reimbursed by TAI, the Lifecycle Index Funds, which also have an annual management fee of 0.10%, with partial, voluntary waivers for some of these funds, and the TIAA-CREF Managed Allocation Fund, for which it receives no management fee. TAI also manages other asset allocation products, such as education savings plans (529 plans).

Other benefits

The Board also considered additional benefits to the Funds and to TAI and its affiliates potentially arising from the Agreement. For example, TAI is willing to waive fees and make expense reimbursements to the Funds and to certain of the underlying funds in which they invest. In addition, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. TAI may also benefit from the Funds’ investment in underlying funds that are also managed by TAI.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to approve the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee and expense factors outlined below are based on the Retirement Class shares of each Fund. Because the Retirement Class generally has different non-management expenses than the Institutional, Premier and Retail Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Retirement Class.

Lifestyle Aggressive Growth Fund

•	The Fund’s proposed annual contractual management fee is 0.10% of average daily net assets.
•

The Fund’s proposed management fees and projected total expenses are in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and the Fund’s projected total expenses are in the 1st quintile of the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).

58	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds

concluded

Lifestyle Growth Fund
•	The Fund’s proposed annual contractual management fee is 0.10% of average daily net assets.
•

The Fund’s proposed management fees and projected total expenses are in the 1st quintile of the Fund’s Expense Group and the Fund’s projected total expenses are in the 1st quintile of the Fund’s Expense Universe.

Lifestyle Moderate Fund
•	The Fund’s proposed annual contractual management fee is 0.10% of average daily net assets.
•

The Fund’s proposed management fees and projected total expenses are in the 1st quintile of the Fund’s Expense Group and the Fund’s projected total expenses are in the 1st quintile of the Fund’s Expense Universe.

Lifestyle Conservative Fund
•	The Fund’s proposed annual contractual management fee is 0.10% of average daily net assets.
•

The Fund’s proposed management fees and projected total expenses are in the 1st quintile of the Fund’s Expense Group and the Fund’s projected total expenses are in the 1st quintile of the Fund’s Expense Universe.

Lifestyle Income Fund
•	The Fund’s proposed annual contractual management fee is 0.10% of average daily net assets.
•

The Fund’s proposed management fees and projected total expenses are in the 2nd and 1st quintiles of the Fund’s Expense Group, respectively, and the Fund’s projected total expenses are in the 1st quintile of the Fund’s Expense Universe.

Based primarily on the foregoing factors and considerations, the Board approved the Agreement for each Fund.

TIAA-CREF Lifestyle Funds ▪ 2012 Annual Report	59

Important tax information (unaudited)

For the period ended May 31, 2012, the Lifestyle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Fund	Percentage

Lifestyle Income	1.12%
Lifestyle Conservative	2.57%
Lifestyle Moderate	5.49%
Lifestyle Growth	15.62%

For the period ended May 31, 2012, the Lifestyle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage

Lifestyle Income	1.12%
Lifestyle Conservative	2.57%
Lifestyle Moderate	5.49%
Lifestyle Growth	15.62%

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2012, which will be reported in conjunction with your 2012 Form 1099-DIV.

By early 2013, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

60	2012 Annual Report ▪ TIAA-CREF Lifestyle Funds

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How to reach us

TIAA-CREF website

tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service

800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement and Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2012 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA-CREF

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Item 2. Code of Ethics.

2(a) The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

          PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended May 31, 2012 and May 31, 2011, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $294,000 and $231,161, respectively.

4(b) Audit Related Fees.

For the fiscal years ended May 31, 2012 and May 31, 2011, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the year ended December 31, 2011, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0.

4(c) Tax Fees.

For the fiscal years ended May 31, 2012 and May 31, 2011, PwC’s aggregate fees for tax services billed to the Registrant were $268,900 and $142,600, respectively.

For the year ended December 31, 2011, the Tax Fees billed by PwC to the Fund Service Providers was $0.

4(d) All Other Fees.

For the fiscal years ended May 31, 2012 and May 31, 2011, PwC’s aggregate fees for all other services to the Registrant were $3,500 and $0, respectively.

For the year ended December 31, 2011, the Other Fees billed by PwC to the Fund Service Providers was $0.

4(e)(1) Preapproval Policy.

          The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the

Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

          The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2012 and May 31, 2011 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2012 and May 31, 2011 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2012 and May 31, 2011 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2012 and May 31, 2011 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2012 and May 31, 2011 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2012 and May 31, 2011 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended May 31, 2012 and May 31, 2011, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC was $261,313 and $169,303, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 40.2%
5,324,837	TIAA-CREF Bond Fund	$56,869,254
68,370	TIAA-CREF Bond Plus Fund	728,144
73,810	TIAA-CREF High-Yield Fund	727,029

	TOTAL FIXED INCOME	58,324,427

INFLATION-PROTECTED ASSETS - 10.1%
1,172,094	TIAA-CREF Inflation-Linked Bond Fund	14,662,899

	TOTAL INFLATION-PROTECTED ASSETS	14,662,899

INTERNATIONAL EQUITY - 10.8%
402,443	TIAA-CREF Emerging Markets Equity Fund	3,734,673
880,330	TIAA-CREF Enhanced International Equity Index Fund	5,229,161
154,103	TIAA-CREF Global Natural Resources Fund	1,413,126
685,582	TIAA-CREF International Equity Fund	5,203,568

	TOTAL INTERNATIONAL EQUITY	15,580,528

SHORT-TERM FIXED INCOME - 10.0%
1,396,003	TIAA-CREF Short-Term Bond Fund	14,532,392

	TOTAL SHORT-TERM FIXED INCOME	14,532,392

U.S. EQUITY - 28.5%
844,199	TIAA-CREF Enhanced Large-Cap Growth Index Fund	7,775,068
953,384	TIAA-CREF Enhanced Large-Cap Value Index Fund	7,493,597
671,766	TIAA-CREF Growth & Income Fund	6,509,409
706,539	TIAA-CREF Large-Cap Growth Fund	7,786,059
586,863	TIAA-CREF Large-Cap Value Fund	7,494,247
30,109	TIAA-CREF Mid-Cap Growth Fund	572,071
33,123	TIAA-CREF Mid-Cap Value Fund	573,693
231,348	TIAA-CREF Small-Cap Equity Fund	3,183,353

	TOTAL U.S. EQUITY	41,387,497

	TOTAL TIAA-CREF FUNDS	144,487,743

	(Cost $135,677,657)

	TOTAL INVESTMENTS - 99.6%	144,487,743
	(Cost $135,677,657)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	561,714

	NET ASSETS - 100.0%	$145,049,457

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2010 FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 38.7%
26,141,804	TIAA-CREF Bond Fund	$279,194,468
648,154	TIAA-CREF Bond Plus Fund	6,902,838
700,182	TIAA-CREF High-Yield Fund	6,896,796

	TOTAL FIXED INCOME	292,994,102

INFLATION-PROTECTED ASSETS - 6.9%
4,144,442	TIAA-CREF Inflation-Linked Bond Fund	51,846,966

	TOTAL INFLATION-PROTECTED ASSETS	51,846,966

INTERNATIONAL EQUITY - 12.9%
2,529,241	TIAA-CREF Emerging Markets Equity Fund	23,471,356
5,532,640	TIAA-CREF Enhanced International Equity Index Fund	32,863,879
968,949	TIAA-CREF Global Natural Resources Fund	8,885,259
4,312,939	TIAA-CREF International Equity Fund	32,735,204

	TOTAL INTERNATIONAL EQUITY	97,955,698

SHORT-TERM FIXED INCOME - 6.8%
4,942,885	TIAA-CREF Short-Term Bond Fund	51,455,436

	TOTAL SHORT-TERM FIXED INCOME	51,455,436

U.S. EQUITY - 34.4%
5,316,998	TIAA-CREF Enhanced Large-Cap Growth Index Fund	48,969,552
6,006,917	TIAA-CREF Enhanced Large-Cap Value Index Fund	47,214,371
4,230,889	TIAA-CREF Growth & Income Fund	40,997,311
4,454,032	TIAA-CREF Large-Cap Growth Fund	49,083,428
3,695,460	TIAA-CREF Large-Cap Value Fund	47,191,020
189,889	TIAA-CREF Mid-Cap Growth Fund	3,607,899
208,748	TIAA-CREF Mid-Cap Value Fund	3,615,514
1,457,388	TIAA-CREF Small-Cap Equity Fund	20,053,659

	TOTAL U.S. EQUITY	260,732,754

	TOTAL TIAA-CREF FUNDS	754,984,956

	(Cost $725,663,758)

	TOTAL INVESTMENTS - 99.7%	754,984,956
	(Cost $725,663,758)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	2,369,608

	NET ASSETS - 100.0%	$757,354,564

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2015 FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 35.8%
32,292,713	TIAA-CREF Bond Fund	$344,886,177
1,628,299	TIAA-CREF Bond Plus Fund	17,341,383
1,754,729	TIAA-CREF High-Yield Fund	17,284,082

	TOTAL FIXED INCOME	379,511,642

INFLATION-PROTECTED ASSETS - 4.8%
4,091,380	TIAA-CREF Inflation-Linked Bond Fund	51,183,166

	TOTAL INFLATION-PROTECTED ASSETS	51,183,166

INTERNATIONAL EQUITY - 14.8%
4,040,840	TIAA-CREF Emerging Markets Equity Fund	37,498,993
8,840,490	TIAA-CREF Enhanced International Equity Index Fund	52,512,508
1,548,680	TIAA-CREF Global Natural Resources Fund	14,201,395
6,892,290	TIAA-CREF International Equity Fund	52,312,484

	TOTAL INTERNATIONAL EQUITY	156,525,380

SHORT-TERM FIXED INCOME - 4.8%
4,869,972	TIAA-CREF Short-Term Bond Fund	50,696,413

	TOTAL SHORT-TERM FIXED INCOME	50,696,413

U.S. EQUITY - 39.4%
8,500,230	TIAA-CREF Enhanced Large-Cap Growth Index Fund	78,287,115
9,604,783	TIAA-CREF Enhanced Large-Cap Value Index Fund	75,493,597
6,764,522	TIAA-CREF Growth & Income Fund	65,548,214
7,121,042	TIAA-CREF Large-Cap Growth Fund	78,473,880
5,908,853	TIAA-CREF Large-Cap Value Fund	75,456,052
303,753	TIAA-CREF Mid-Cap Growth Fund	5,771,298
333,903	TIAA-CREF Mid-Cap Value Fund	5,783,200
2,330,360	TIAA-CREF Small-Cap Equity Fund	32,065,748

	TOTAL U.S. EQUITY	416,879,104

	TOTAL TIAA-CREF FUNDS	1,054,795,705

	(Cost $1,028,655,422)

	TOTAL INVESTMENTS - 99.6%	1,054,795,705
	(Cost $1,028,655,422)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	3,951,403

	NET ASSETS - 100.0%	$1,058,747,108

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds

3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2020 FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 31.8%
32,133,062	TIAA-CREF Bond Fund	$343,181,098
4,075,656	TIAA-CREF Bond Plus Fund	43,405,732
3,553,349	TIAA-CREF High-Yield Fund	35,000,486

	TOTAL FIXED INCOME	421,587,316

INFLATION-PROTECTED ASSETS - 2.8%
2,963,825	TIAA-CREF Inflation-Linked Bond Fund	37,077,450

	TOTAL INFLATION-PROTECTED ASSETS	37,077,450

INTERNATIONAL EQUITY - 17.0%
5,785,098	TIAA-CREF Emerging Markets Equity Fund	53,685,711
12,658,888	TIAA-CREF Enhanced International Equity Index Fund	75,193,792
2,216,744	TIAA-CREF Global Natural Resources Fund	20,327,542
9,864,120	TIAA-CREF International Equity Fund	74,868,673

	TOTAL INTERNATIONAL EQUITY	224,075,718

SHORT-TERM FIXED INCOME - 2.8%
3,533,569	TIAA-CREF Short-Term Bond Fund	36,784,449

	TOTAL SHORT-TERM FIXED INCOME	36,784,449

U.S. EQUITY - 45.2%
12,176,439	TIAA-CREF Enhanced Large-Cap Growth Index Fund	112,145,006
13,754,579	TIAA-CREF Enhanced Large-Cap Value Index Fund	108,110,989
9,690,183	TIAA-CREF Growth & Income Fund	93,897,878
10,196,967	TIAA-CREF Large-Cap Growth Fund	112,370,580
8,463,503	TIAA-CREF Large-Cap Value Fund	108,078,934
434,785	TIAA-CREF Mid-Cap Growth Fund	8,260,924
477,933	TIAA-CREF Mid-Cap Value Fund	8,277,794
3,337,919	TIAA-CREF Small-Cap Equity Fund	45,929,770

	TOTAL U.S. EQUITY	597,071,875

	TOTAL TIAA-CREF FUNDS	1,316,596,808

	(Cost $1,282,362,899)

	TOTAL INVESTMENTS - 99.6%	1,316,596,808
	(Cost $1,282,362,899)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	5,468,388

	NET ASSETS - 100.0%	$1,322,065,196

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2025 FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 27.9%
22,174,698	TIAA-CREF Bond Fund	$236,825,777
6,259,075	TIAA-CREF Bond Plus Fund	66,659,149
4,662,783	TIAA-CREF High-Yield Fund	45,928,409

	TOTAL FIXED INCOME	349,413,335

INFLATION-PROTECTED ASSETS - 0.8%
770,949	TIAA-CREF Inflation-Linked Bond Fund	9,644,575

	TOTAL INFLATION-PROTECTED ASSETS	9,644,575

INTERNATIONAL EQUITY - 19.1%
6,162,906	TIAA-CREF Emerging Markets Equity Fund	57,191,768
13,495,059	TIAA-CREF Enhanced International Equity Index Fund	80,160,649
2,362,992	TIAA-CREF Global Natural Resources Fund	21,668,637
10,513,039	TIAA-CREF International Equity Fund	79,793,965

	TOTAL INTERNATIONAL EQUITY	238,815,019

SHORT-TERM FIXED INCOME - 0.7%
918,635	TIAA-CREF Short-Term Bond Fund	9,562,992

	TOTAL SHORT-TERM FIXED INCOME	9,562,992

U.S. EQUITY - 51.0%
12,992,317	TIAA-CREF Enhanced Large-Cap Growth Index Fund	119,659,241
14,677,603	TIAA-CREF Enhanced Large-Cap Value Index Fund	115,365,956
10,339,599	TIAA-CREF Growth & Income Fund	100,190,717
10,882,756	TIAA-CREF Large-Cap Growth Fund	119,927,974
9,030,033	TIAA-CREF Large-Cap Value Fund	115,313,518
463,930	TIAA-CREF Mid-Cap Growth Fund	8,814,665
509,882	TIAA-CREF Mid-Cap Value Fund	8,831,154
3,561,904	TIAA-CREF Small-Cap Equity Fund	49,011,795

	TOTAL U.S. EQUITY	637,115,020

	TOTAL TIAA-CREF FUNDS	1,244,550,941

	(Cost $1,213,969,866)

	TOTAL INVESTMENTS - 99.5%	1,244,550,941
	(Cost $1,213,969,866)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	5,723,445

	NET ASSETS - 100.0%	$1,250,274,386

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2030 FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 21.5%
12,529,404	TIAA-CREF Bond Fund	$133,814,039
6,842,696	TIAA-CREF Bond Plus Fund	72,874,717
4,923,931	TIAA-CREF High-Yield Fund	48,500,716

	TOTAL FIXED INCOME	255,189,472

INTERNATIONAL EQUITY - 21.2%
6,484,910	TIAA-CREF Emerging Markets Equity Fund	60,179,964
14,202,443	TIAA-CREF Enhanced International Equity Index Fund	84,362,509
2,489,514	TIAA-CREF Global Natural Resources Fund	22,828,845
11,067,936	TIAA-CREF International Equity Fund	84,005,634

	TOTAL INTERNATIONAL EQUITY	251,376,952

U.S. EQUITY - 56.8%
13,754,380	TIAA-CREF Enhanced Large-Cap Growth Index Fund	126,677,835
15,540,911	TIAA-CREF Enhanced Large-Cap Value Index Fund	122,151,561
10,947,816	TIAA-CREF Growth & Income Fund	106,084,339
11,521,249	TIAA-CREF Large-Cap Growth Fund	126,964,163
9,558,437	TIAA-CREF Large-Cap Value Fund	122,061,236
494,032	TIAA-CREF Mid-Cap Growth Fund	9,386,608
540,015	TIAA-CREF Mid-Cap Value Fund	9,353,064
3,771,075	TIAA-CREF Small-Cap Equity Fund	51,889,989

	TOTAL U.S. EQUITY	674,568,795

	TOTAL TIAA-CREF FUNDS	1,181,135,219

	(Cost $1,146,933,230)

	TOTAL INVESTMENTS - 99.5%	1,181,135,219
	(Cost $1,146,933,230)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	5,607,101

	NET ASSETS - 100.0%	$1,186,742,320

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2035 FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 13.5%
3,437,013	TIAA-CREF Bond Fund	$36,707,298
6,927,528	TIAA-CREF Bond Plus Fund	73,778,169
4,990,631	TIAA-CREF High-Yield Fund	49,157,713

	TOTAL FIXED INCOME	159,643,180

INTERNATIONAL EQUITY - 23.1%
7,010,447	TIAA-CREF Emerging Markets Equity Fund	65,056,951
15,368,664	TIAA-CREF Enhanced International Equity Index Fund	91,289,861
2,700,265	TIAA-CREF Global Natural Resources Fund	24,761,431
11,976,398	TIAA-CREF International Equity Fund	90,900,863

	TOTAL INTERNATIONAL EQUITY	272,009,106

U.S. EQUITY - 62.9%
15,143,306	TIAA-CREF Enhanced Large-Cap Growth Index Fund	139,469,850
17,129,932	TIAA-CREF Enhanced Large-Cap Value Index Fund	134,641,265
12,064,095	TIAA-CREF Growth & Income Fund	116,901,079
12,691,358	TIAA-CREF Large-Cap Growth Fund	139,858,771
10,517,653	TIAA-CREF Large-Cap Value Fund	134,310,425
545,020	TIAA-CREF Mid-Cap Growth Fund	10,355,386
595,079	TIAA-CREF Mid-Cap Value Fund	10,306,761
4,156,420	TIAA-CREF Small-Cap Equity Fund	57,192,343

	TOTAL U.S. EQUITY	743,035,880

	TOTAL TIAA-CREF FUNDS	1,174,688,166

	(Cost $1,135,112,231)

	TOTAL INVESTMENTS - 99.5%	1,174,688,166
	(Cost $1,135,112,231)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	5,996,206

	NET ASSETS - 100.0%	$1,180,684,372

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2040 FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 10.5%
9,732,985	TIAA-CREF Bond Plus Fund	$103,656,294
6,957,985	TIAA-CREF High-Yield Fund	68,536,149

	TOTAL FIXED INCOME	172,192,443

INTERNATIONAL EQUITY - 23.8%
10,088,478	TIAA-CREF Emerging Markets Equity Fund	93,621,076
22,121,098	TIAA-CREF Enhanced International Equity Index Fund	131,399,319
3,888,302	TIAA-CREF Global Natural Resources Fund	35,655,732
17,232,252	TIAA-CREF International Equity Fund	130,792,792

	TOTAL INTERNATIONAL EQUITY	391,468,919

U.S. EQUITY - 65.2%
21,888,774	TIAA-CREF Enhanced Large-Cap Growth Index Fund	201,595,613
24,746,604	TIAA-CREF Enhanced Large-Cap Value Index Fund	194,508,310
17,437,536	TIAA-CREF Growth & Income Fund	168,969,723
18,330,760	TIAA-CREF Large-Cap Growth Fund	202,004,978
15,200,290	TIAA-CREF Large-Cap Value Fund	194,107,703
785,903	TIAA-CREF Mid-Cap Growth Fund	14,932,163
858,911	TIAA-CREF Mid-Cap Value Fund	14,876,347
6,005,770	TIAA-CREF Small-Cap Equity Fund	82,639,391

	TOTAL U.S. EQUITY	1,073,634,228

	TOTAL TIAA-CREF FUNDS	1,637,295,590

	(Cost $1,571,822,930)

	TOTAL INVESTMENTS - 99.5%	1,637,295,590
	(Cost $1,571,822,930)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	7,925,136

	NET ASSETS - 100.0%	$1,645,220,726

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2045 FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.1%(a)

FIXED INCOME - 10.4%
1,816,655	TIAA-CREF Bond Plus Fund	$19,347,379
1,308,322	TIAA-CREF High-Yield Fund	12,886,971

	TOTAL FIXED INCOME	32,234,350

INTERNATIONAL EQUITY - 24.0%
1,914,319	TIAA-CREF Emerging Markets Equity Fund	17,764,880
4,192,213	TIAA-CREF Enhanced International Equity Index Fund	24,901,748
734,259	TIAA-CREF Global Natural Resources Fund	6,733,156
3,262,157	TIAA-CREF International Equity Fund	24,759,773

	TOTAL INTERNATIONAL EQUITY	74,159,557

U.S. EQUITY - 64.7%
4,081,826	TIAA-CREF Enhanced Large-Cap Growth Index Fund	37,593,619
4,610,498	TIAA-CREF Enhanced Large-Cap Value Index Fund	36,238,511
3,249,663	TIAA-CREF Growth & Income Fund	31,489,233
3,416,213	TIAA-CREF Large-Cap Growth Fund	37,646,669
2,833,212	TIAA-CREF Large-Cap Value Fund	36,180,114
146,803	TIAA-CREF Mid-Cap Growth Fund	2,789,254
160,261	TIAA-CREF Mid-Cap Value Fund	2,775,716
1,119,015	TIAA-CREF Small-Cap Equity Fund	15,397,651

	TOTAL U.S. EQUITY	200,110,767

	TOTAL TIAA-CREF FUNDS	306,504,674

	(Cost $298,072,713)

	TOTAL INVESTMENTS - 99.1%	306,504,674
	(Cost $298,072,713)
	OTHER ASSETS & LIABILITIES, NET - 0.9%	2,795,190

	NET ASSETS - 100.0%	$309,299,864

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2050 FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.2%(a)

FIXED INCOME - 10.4%
972,411	TIAA-CREF Bond Plus Fund	$10,356,181
699,258	TIAA-CREF High-Yield Fund	6,887,687

	TOTAL FIXED INCOME	17,243,868

INTERNATIONAL EQUITY - 24.0%
1,029,612	TIAA-CREF Emerging Markets Equity Fund	9,554,803
2,253,931	TIAA-CREF Enhanced International Equity Index Fund	13,388,348
394,802	TIAA-CREF Global Natural Resources Fund	3,620,332
1,752,213	TIAA-CREF International Equity Fund	13,299,296

	TOTAL INTERNATIONAL EQUITY	39,862,779

U.S. EQUITY - 64.8%
2,195,404	TIAA-CREF Enhanced Large-Cap Growth Index Fund	20,219,671
2,479,779	TIAA-CREF Enhanced Large-Cap Value Index Fund	19,491,061
1,748,296	TIAA-CREF Growth & Income Fund	16,940,989
1,836,060	TIAA-CREF Large-Cap Growth Fund	20,233,379
1,524,177	TIAA-CREF Large-Cap Value Fund	19,463,740
78,591	TIAA-CREF Mid-Cap Growth Fund	1,493,224
86,049	TIAA-CREF Mid-Cap Value Fund	1,490,362
602,186	TIAA-CREF Small-Cap Equity Fund	8,286,079

	TOTAL U.S. EQUITY	107,618,505

	TOTAL TIAA-CREF FUNDS	164,725,152

	(Cost $161,102,378)

	TOTAL INVESTMENTS - 99.2%	164,725,152
	(Cost $161,102,378)
	OTHER ASSETS & LIABILITIES, NET - 0.8%	1,419,688

	NET ASSETS - 100.0%	$166,144,840

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2055 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2055 FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 98.6%(a)

FIXED INCOME - 10.4%
82,639	TIAA-CREF Bond Plus Fund	$880,104
59,395	TIAA-CREF High-Yield Fund	585,040

	TOTAL FIXED INCOME	1,465,144

INTERNATIONAL EQUITY - 23.9%
87,346	TIAA-CREF Emerging Markets Equity Fund	810,569
191,020	TIAA-CREF Enhanced International Equity Index Fund	1,134,661
33,448	TIAA-CREF Global Natural Resources Fund	306,720
148,595	TIAA-CREF International Equity Fund	1,127,833

	TOTAL INTERNATIONAL EQUITY	3,379,783

U.S. EQUITY - 64.3%
185,318	TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,706,775
209,409	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,645,954
147,620	TIAA-CREF Growth & Income Fund	1,430,440
154,979	TIAA-CREF Large-Cap Growth Fund	1,707,871
128,721	TIAA-CREF Large-Cap Value Fund	1,643,767
6,633	TIAA-CREF Mid-Cap Growth Fund	126,029
7,264	TIAA-CREF Mid-Cap Value Fund	125,809
50,868	TIAA-CREF Small-Cap Equity Fund	699,950

	TOTAL U.S. EQUITY	9,086,595

	TOTAL TIAA-CREF FUNDS	13,931,522

	(Cost $14,935,552)

	TOTAL INVESTMENTS - 98.6%	13,931,522
	(Cost $14,935,552)
	OTHER ASSETS & LIABILITIES, NET - 1.4%	200,351

	NET ASSETS - 100.0%	$14,131,873

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

11

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the Lifecycle Funds of the TIAA-CREF Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Lifecycle Funds of the TIAA-CREF Funds (comprised of the TC Lifecycle Retirement Income Fund, TC Lifecycle 2010 Fund, TC Lifecycle 2015 Fund, TC Lifecycle 2020 Fund, TC Lifecycle 2025 Fund, TC Lifecycle 2030 Fund, TC Lifecycle 2035 Fund, TC Lifecycle 2040 Fund, TC Lifecycle 2045 Fund, TC Lifecycle 2050 Fund and TC Lifecycle 2055 Fund, hereinafter referred to as the “Funds”) as of May 31, 2012, and for each of the periods presented, and have issued our unqualified report thereon dated July 18, 2012 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Funds’ schedules of investments in securities (the Schedules) as of May 31, 2012 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
July 18, 2012

12

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 50.3%
673,934	TIAA-CREF Bond Index Fund	$7,372,835

	TOTAL FIXED INCOME	7,372,835

INFLATION-PROTECTED ASSETS - 10.1%
118,325	TIAA-CREF Inflation-Linked Bond Fund	1,480,252

	TOTAL INFLATION-PROTECTED ASSETS	1,480,252

INTERNATIONAL EQUITY - 9.8%
40,720	TIAA-CREF Emerging Markets Equity Index Fund	380,733
78,055	TIAA-CREF International Equity Index Fund	1,064,670

	TOTAL INTERNATIONAL EQUITY	1,445,403

U.S. EQUITY - 29.7%
435,902	TIAA-CREF Equity Index Fund	4,354,657

	TOTAL U.S. EQUITY	4,354,657

	TOTAL TIAA-CREF FUNDS	14,653,147

	(Cost $13,648,324)

	TOTAL INVESTMENTS - 99.9%	14,653,147
	(Cost $13,648,324)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	8,186

	NET ASSETS - 100.0%	$14,661,333

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2010 FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 45.3%
3,343,617	TIAA-CREF Bond Index Fund	$36,579,175

	TOTAL FIXED INCOME	36,579,175

INFLATION-PROTECTED ASSETS - 6.8%
439,554	TIAA-CREF Inflation-Linked Bond Fund	5,498,823

	TOTAL INFLATION-PROTECTED ASSETS	5,498,823

INTERNATIONAL EQUITY - 11.8%
269,022	TIAA-CREF Emerging Markets Equity Index Fund	2,515,358
515,624	TIAA-CREF International Equity Index Fund	7,033,112

	TOTAL INTERNATIONAL EQUITY	9,548,470

U.S. EQUITY - 35.7%
2,880,282	TIAA-CREF Equity Index Fund	28,774,018

	TOTAL U.S. EQUITY	28,774,018

	TOTAL TIAA-CREF FUNDS	80,400,486

	(Cost $75,335,868)

	TOTAL INVESTMENTS - 99.6%	80,400,486
	(Cost $75,335,868)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	345,833

	NET ASSETS - 100.0%	$80,746,319

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2015 FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 40.5%
4,710,242	TIAA-CREF Bond Index Fund	$51,530,047

	TOTAL FIXED INCOME	51,530,047

INFLATION-PROTECTED ASSETS - 4.8%
488,511	TIAA-CREF Inflation-Linked Bond Fund	6,111,276

	TOTAL INFLATION-PROTECTED ASSETS	6,111,276

INTERNATIONAL EQUITY - 13.6%
484,944	TIAA-CREF Emerging Markets Equity Index Fund	4,534,230
929,577	TIAA-CREF International Equity Index Fund	12,679,431

	TOTAL INTERNATIONAL EQUITY	17,213,661

U.S. EQUITY - 40.7%
5,192,588	TIAA-CREF Equity Index Fund	51,873,954

	TOTAL U.S. EQUITY	51,873,954

	TOTAL TIAA-CREF FUNDS	126,728,938

	(Cost $119,457,290)

	TOTAL INVESTMENTS - 99.6%	126,728,938
	(Cost $119,457,290)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	536,774

	NET ASSETS - 100.0%	$127,265,712

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2020 FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 34.6%
4,978,028	TIAA-CREF Bond Index Fund	$54,459,629

	TOTAL FIXED INCOME	54,459,629

INFLATION-PROTECTED ASSETS - 2.8%
351,876	TIAA-CREF Inflation-Linked Bond Fund	4,401,974

	TOTAL INFLATION-PROTECTED ASSETS	4,401,974

INTERNATIONAL EQUITY - 15.5%
688,397	TIAA-CREF Emerging Markets Equity Index Fund	6,436,516
1,320,181	TIAA-CREF International Equity Index Fund	18,007,275

	TOTAL INTERNATIONAL EQUITY	24,443,791

U.S. EQUITY - 46.9%
7,382,132	TIAA-CREF Equity Index Fund	73,747,498

	TOTAL U.S. EQUITY	73,747,498

	TOTAL TIAA-CREF FUNDS	157,052,892

	(Cost $148,966,830)

	TOTAL INVESTMENTS - 99.8%	157,052,892
	(Cost $148,966,830)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	377,814

	NET ASSETS - 100.0%	$157,430,706

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2025 FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 28.6%
3,770,489	TIAA-CREF Bond Index Fund	$41,249,153

	TOTAL FIXED INCOME	41,249,153

INFLATION-PROTECTED ASSETS - 0.7%
88,822	TIAA-CREF Inflation-Linked Bond Fund	1,111,167

	TOTAL INFLATION-PROTECTED ASSETS	1,111,167

INTERNATIONAL EQUITY - 17.5%
710,251	TIAA-CREF Emerging Markets Equity Index Fund	6,640,842
1,361,702	TIAA-CREF International Equity Index Fund	18,573,617

	TOTAL INTERNATIONAL EQUITY	25,214,459

U.S. EQUITY - 52.8%
7,624,345	TIAA-CREF Equity Index Fund	76,167,211

	TOTAL U.S. EQUITY	76,167,211

	TOTAL TIAA-CREF FUNDS	143,741,990

	(Cost $136,690,655)

	TOTAL INVESTMENTS - 99.6%	143,741,990
	(Cost $136,690,655)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	573,527

	NET ASSETS - 100.0%	$144,315,517

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2030 FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 21.4%
3,028,623	TIAA-CREF Bond Index Fund	$33,133,138

	TOTAL FIXED INCOME	33,133,138

INTERNATIONAL EQUITY - 19.4%
847,765	TIAA-CREF Emerging Markets Equity Index Fund	7,926,601
1,624,940	TIAA-CREF International Equity Index Fund	22,164,187

	TOTAL INTERNATIONAL EQUITY	30,090,788

U.S. EQUITY - 58.8%
9,127,102	TIAA-CREF Equity Index Fund	91,179,745

	TOTAL U.S. EQUITY	91,179,745

	TOTAL TIAA-CREF FUNDS	154,403,671

	(Cost $146,951,703)

	TOTAL INVESTMENTS - 99.6%	154,403,671
	(Cost $146,951,703)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	624,446

	NET ASSETS - 100.0%	$155,028,117

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2035 FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 13.4%
1,780,594	TIAA-CREF Bond Index Fund	$19,479,702

	TOTAL FIXED INCOME	19,479,702

INTERNATIONAL EQUITY - 21.0%
862,872	TIAA-CREF Emerging Markets Equity Index Fund	8,067,856
1,652,092	TIAA-CREF International Equity Index Fund	22,534,533

	TOTAL INTERNATIONAL EQUITY	30,602,389

U.S. EQUITY - 65.2%
9,489,067	TIAA-CREF Equity Index Fund	94,795,777

	TOTAL U.S. EQUITY	94,795,777

	TOTAL TIAA-CREF FUNDS	144,877,868

	(Cost $138,208,887)

	TOTAL INVESTMENTS - 99.6%	144,877,868
	(Cost $138,208,887)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	594,637

	NET ASSETS - 100.0%	$145,472,505

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2040 FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 10.3%
1,841,338	TIAA-CREF Bond Index Fund	$20,144,236

	TOTAL FIXED INCOME	20,144,236

INTERNATIONAL EQUITY - 21.8%
1,196,372	TIAA-CREF Emerging Markets Equity Index Fund	11,186,075
2,291,177	TIAA-CREF International Equity Index Fund	31,251,659

	TOTAL INTERNATIONAL EQUITY	42,437,734

U.S. EQUITY - 67.5%
13,174,442	TIAA-CREF Equity Index Fund	131,612,674

	TOTAL U.S. EQUITY	131,612,674

	TOTAL TIAA-CREF FUNDS	194,194,644

	(Cost $184,506,196)

	TOTAL INVESTMENTS - 99.6%	194,194,644
	(Cost $184,506,196)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	723,038

	NET ASSETS - 100.0%	$194,917,682

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2045 FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.1%(a)

FIXED INCOME - 10.3%
527,110	TIAA-CREF Bond Index Fund	$5,766,581

	TOTAL FIXED INCOME	5,766,581

INTERNATIONAL EQUITY - 21.6%
341,738	TIAA-CREF Emerging Markets Equity Index Fund	3,195,248
655,927	TIAA-CREF International Equity Index Fund	8,946,840

	TOTAL INTERNATIONAL EQUITY	12,142,088

U.S. EQUITY - 67.2%
3,772,024	TIAA-CREF Equity Index Fund	37,682,520

	TOTAL U.S. EQUITY	37,682,520

	TOTAL TIAA-CREF FUNDS	55,591,189

	(Cost $53,823,204)

	TOTAL INVESTMENTS - 99.1%	55,591,189
	(Cost $53,823,204)
	OTHER ASSETS & LIABILITIES, NET - 0.9%	490,612

	NET ASSETS - 100.0%	$56,081,801

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2050 FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.3%(a)

FIXED INCOME - 10.3%
341,795	TIAA-CREF Bond Index Fund	$3,739,239

	TOTAL FIXED INCOME	3,739,239

INTERNATIONAL EQUITY - 21.7%
222,237	TIAA-CREF Emerging Markets Equity Index Fund	2,077,920
425,521	TIAA-CREF International Equity Index Fund	5,804,102

	TOTAL INTERNATIONAL EQUITY	7,882,022

U.S. EQUITY - 67.3%
2,445,023	TIAA-CREF Equity Index Fund	24,425,781

	TOTAL U.S. EQUITY	24,425,781

	TOTAL TIAA-CREF FUNDS	36,047,042

	(Cost $34,750,696)

	TOTAL INVESTMENTS - 99.3%	36,047,042
	(Cost $34,750,696)
	OTHER ASSETS & LIABILITIES, NET - 0.7%	271,346

	NET ASSETS - 100.0%	$36,318,388

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2055 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2055 FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 10.3%
97,618	TIAA-CREF Bond Index Fund	$1,067,942

	TOTAL FIXED INCOME	1,067,942

INTERNATIONAL EQUITY - 21.9%
63,494	TIAA-CREF Emerging Markets Equity Index Fund	593,673
121,901	TIAA-CREF International Equity Index Fund	1,662,730

	TOTAL INTERNATIONAL EQUITY	2,256,403

U.S. EQUITY - 67.5%
697,785	TIAA-CREF Equity Index Fund	6,970,868

	TOTAL U.S. EQUITY	6,970,868

	TOTAL TIAA-CREF FUNDS	10,295,213

	(Cost $11,120,275)

	TOTAL INVESTMENTS - 99.7%	10,295,213
	(Cost $11,120,275)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	33,192

	NET ASSETS - 100.0%	$10,328,405

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

11

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the Lifecycle Index Funds of the TIAA-CREF Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Lifecycle Index Funds of the TIAA-CREF Funds (comprised of the TC Lifecycle Index Retirement Income Fund, TC Lifecycle Index 2010 Fund, TC Lifecycle Index 2015 Fund, TC Lifecycle Index 2020 Fund, TC Lifecycle Index 2025 Fund, TC Lifecycle Index 2030 Fund, TC Lifecycle Index 2035 Fund, TC Lifecycle Index 2040 Fund, TC Lifecycle Index 2045 Fund, TC Lifecycle Index 2050 Fund and TC Lifecycle Index 2055 Fund, hereinafter referred to as the “Funds”) as of May 31, 2012, and for each of the periods presented, and have issued our unqualified report thereon dated July 18, 2012 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Funds’ schedules of investments in securities (the Schedules) as of May 31, 2012 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
July 18, 2012

12

TIAA-CREF Funds – Managed Allocation Fund

TIAA-CREF FUNDS
MANAGED ALLOCATION FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 40.5%
21,380,481	TIAA-CREF Bond Plus Fund	$227,702,125

	TOTAL FIXED INCOME	227,702,125

INTERNATIONAL EQUITY - 14.7%
2,351,863	TIAA-CREF Emerging Markets Equity Fund	21,825,293
5,153,158	TIAA-CREF Enhanced International Equity Index Fund	30,609,757
4,008,276	TIAA-CREF International Equity Fund	30,422,817

	TOTAL INTERNATIONAL EQUITY	82,857,867

U.S. EQUITY - 44.7%
5,121,247	TIAA-CREF Enhanced Large-Cap Growth Index Fund	47,166,686
5,782,352	TIAA-CREF Enhanced Large-Cap Value Index Fund	45,449,291
4,074,894	TIAA-CREF Growth & Income Fund	39,485,727
4,282,266	TIAA-CREF Large-Cap Growth Fund	47,190,572
3,565,056	TIAA-CREF Large-Cap Value Fund	45,525,764
182,507	TIAA-CREF Mid-Cap Growth Fund	3,467,641
201,328	TIAA-CREF Mid-Cap Value Fund	3,486,992
1,403,269	TIAA-CREF Small-Cap Equity Fund	19,308,982

	TOTAL U.S. EQUITY	251,081,655

	TOTAL TIAA-CREF FUNDS (Cost $558,514,940)	561,641,647

	TOTAL INVESTMENTS - 99.9% (Cost $558,514,940)	561,641,647
	OTHER ASSETS & LIABILITIES, NET - 0.1%	341,638

	NET ASSETS - 100.0%	$561,983,285

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the TIAA-CREF Managed Allocation Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the TIAA-CREF Managed Allocation Fund (hereinafter referred to as the “Fund”) as of May 31, 2012, and for each of the periods presented, and have issued our unqualified report thereon dated July 18, 2012 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund’s schedule of investments in securities (the Schedule) as of May 31, 2012 appearing in Item 6 of this Form N-CSR. The Schedule is the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Schedule based on our audit.

In our opinion, the Schedule referred to above, when read in conjunction with the financial statements of the Fund referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
July 18, 2012

2

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Income Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 40.3%
211,408	TIAA-CREF Bond Fund	$2,257,836
211,805	TIAA-CREF Bond Plus Fund	2,255,725

	TOTAL FIXED INCOME	4,513,561

INTERNATIONAL EQUITY - 5.9%
17,174	TIAA-CREF Emerging Markets Equity Fund	159,376
33,730	TIAA-CREF Enhanced International Equity Index Fund	200,357
39,448	TIAA-CREF International Equity Fund	299,413

	TOTAL INTERNATIONAL EQUITY	659,146

SHORT-TERM FIXED INCOME - 40.0%
430,612	TIAA-CREF Short-Term Bond Fund	4,482,668

	TOTAL SHORT-TERM FIXED INCOME	4,482,668

U.S. EQUITY - 13.8%
15,777	TIAA-CREF Enhanced Large-Cap Growth Index Fund	145,307
17,813	TIAA-CREF Enhanced Large-Cap Value Index Fund	140,011
33,463	TIAA-CREF Growth & Income Fund	324,254
35,233	TIAA-CREF Large-Cap Growth Fund	388,265
29,231	TIAA-CREF Large-Cap Value Fund	373,279
1,501	TIAA-CREF Mid-Cap Growth Fund	28,522
1,650	TIAA-CREF Mid-Cap Value Fund	28,581
8,647	TIAA-CREF Small-Cap Equity Fund	118,978

	TOTAL U.S. EQUITY	1,547,197

	TOTAL TIAA-CREF FUNDS	11,202,572

	(Cost $11,016,290)

	TOTAL INVESTMENTS - 100.0%	11,202,572
	(Cost $11,016,290)
	OTHER ASSETS & LIABILITIES, NET - (0.0)%	(1,598)

	NET ASSETS - 100.0%	$11,200,974

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Conservative Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE CONSERVATIVE FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 40.3%
116,460	TIAA-CREF Bond Fund	$1,243,794
349,952	TIAA-CREF Bond Plus Fund	3,726,989

	TOTAL FIXED INCOME	4,970,783

INTERNATIONAL EQUITY - 11.8%
38,102	TIAA-CREF Emerging Markets Equity Fund	353,591
74,822	TIAA-CREF Enhanced International Equity Index Fund	444,444
87,462	TIAA-CREF International Equity Fund	663,840

	TOTAL INTERNATIONAL EQUITY	1,461,875

SHORT-TERM FIXED INCOME - 20.1%
238,285	TIAA-CREF Short-Term Bond Fund	2,480,542

	TOTAL SHORT-TERM FIXED INCOME	2,480,542

U.S. EQUITY - 27.7%
34,926	TIAA-CREF Enhanced Large-Cap Growth Index Fund	321,666
39,449	TIAA-CREF Enhanced Large-Cap Value Index Fund	310,067
74,097	TIAA-CREF Growth & Income Fund	718,002
78,004	TIAA-CREF Large-Cap Growth Fund	859,601
64,739	TIAA-CREF Large-Cap Value Fund	826,716
3,323	TIAA-CREF Mid-Cap Growth Fund	63,129
3,656	TIAA-CREF Mid-Cap Value Fund	63,329
19,144	TIAA-CREF Small-Cap Equity Fund	263,426

	TOTAL U.S. EQUITY	3,425,936

	TOTAL TIAA-CREF FUNDS	12,339,136

	(Cost $12,126,877)

	TOTAL INVESTMENTS - 99.9%	12,339,136
	(Cost $12,126,877)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	12,629

	NET ASSETS - 100.0%	$12,351,765

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Moderate Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE MODERATE FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 40.4%
491,662	TIAA-CREF Bond Plus Fund	$5,236,196

	TOTAL FIXED INCOME	5,236,196

INTERNATIONAL EQUITY - 17.8%
60,306	TIAA-CREF Emerging Markets Equity Fund	559,642
118,484	TIAA-CREF Enhanced International Equity Index Fund	703,796
138,379	TIAA-CREF International Equity Fund	1,050,298

	TOTAL INTERNATIONAL EQUITY	2,313,736

U.S. EQUITY - 41.8%
55,218	TIAA-CREF Enhanced Large-Cap Growth Index Fund	508,560
62,358	TIAA-CREF Enhanced Large-Cap Value Index Fund	490,136
117,173	TIAA-CREF Growth & Income Fund	1,135,408
123,266	TIAA-CREF Large-Cap Growth Fund	1,358,395
102,371	TIAA-CREF Large-Cap Value Fund	1,307,283
5,248	TIAA-CREF Mid-Cap Growth Fund	99,705
5,777	TIAA-CREF Mid-Cap Value Fund	100,050
30,265	TIAA-CREF Small-Cap Equity Fund	416,445

	TOTAL U.S. EQUITY	5,415,982

	TOTAL TIAA-CREF FUNDS	12,965,914

	(Cost $12,742,541)

	TOTAL INVESTMENTS - 100.0%	12,965,914
	(Cost $12,742,541)
	OTHER ASSETS & LIABILITIES, NET - (0.0)%	(1,144)

	NET ASSETS - 100.0%	$12,964,770

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Growth Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 20.4%
221,012	TIAA-CREF Bond Plus Fund	$2,353,777

	TOTAL FIXED INCOME	2,353,777

INTERNATIONAL EQUITY - 23.7%
71,222	TIAA-CREF Emerging Markets Equity Fund	660,944
139,913	TIAA-CREF Enhanced International Equity Index Fund	831,086
163,659	TIAA-CREF International Equity Fund	1,242,169

	TOTAL INTERNATIONAL EQUITY	2,734,199

U.S. EQUITY - 55.9%
65,856	TIAA-CREF Enhanced Large-Cap Growth Index Fund	606,535
74,471	TIAA-CREF Enhanced Large-Cap Value Index Fund	585,339
139,856	TIAA-CREF Growth & Income Fund	1,355,207
147,306	TIAA-CREF Large-Cap Growth Fund	1,623,310
122,080	TIAA-CREF Large-Cap Value Fund	1,558,962
6,280	TIAA-CREF Mid-Cap Growth Fund	119,329
6,888	TIAA-CREF Mid-Cap Value Fund	119,299
36,124	TIAA-CREF Small-Cap Equity Fund	497,068

	TOTAL U.S. EQUITY	6,465,049

	TOTAL TIAA-CREF FUNDS	11,553,025

	(Cost $11,298,108)

	TOTAL INVESTMENTS - 100.0%	11,553,025
	(Cost $11,298,108)
	OTHER ASSETS & LIABILITIES, NET - (0.0)%	(2,380)

	NET ASSETS - 100.0%	$11,550,645

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Aggressive Growth Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2012

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

INTERNATIONAL EQUITY - 29.5%
87,142	TIAA-CREF Emerging Markets Equity Fund	$808,679
171,378	TIAA-CREF Enhanced International Equity Index Fund	1,017,986
200,073	TIAA-CREF International Equity Fund	1,518,553

	TOTAL INTERNATIONAL EQUITY	3,345,218

U.S. EQUITY - 70.5%
81,451	TIAA-CREF Enhanced Large-Cap Growth Index Fund	750,159
92,019	TIAA-CREF Enhanced Large-Cap Value Index Fund	723,269
173,009	TIAA-CREF Growth & Income Fund	1,676,453
181,553	TIAA-CREF Large-Cap Growth Fund	2,000,715
150,837	TIAA-CREF Large-Cap Value Fund	1,926,192
7,756	TIAA-CREF Mid-Cap Growth Fund	147,359
8,512	TIAA-CREF Mid-Cap Value Fund	147,432
44,664	TIAA-CREF Small-Cap Equity Fund	614,579

	TOTAL U.S. EQUITY	7,986,158

	TOTAL TIAA-CREF FUNDS	11,331,376

	(Cost $11,108,980)

	TOTAL INVESTMENTS - 100.0%	11,331,376
	(Cost $11,108,980)
	OTHER ASSETS & LIABILITIES, NET - (0.0)%	(1,683)

	NET ASSETS - 100.0%	$11,329,693

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the Lifestyle Funds of the TIAA-CREF Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Lifestyle Funds of the TIAA-CREF Funds (comprised of the TC Lifestyle Income Fund, TC Lifestyle Conservative Fund, TC Lifestyle Moderate Fund, TC Lifestyle Growth Fund, and TC Lifestyle Aggressive Growth Fund, hereinafter referred to as the “Funds”) as of May 31, 2012, and for each of the periods presented, and have issued our unqualified report thereon dated July 18, 2012 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Funds’ schedules of investments in securities (the Schedules) as of May 31, 2012 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
July 18, 2012

6

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers
12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: July 16, 2012	By:	/s/Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
Principal Executive Officer and President

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: July 16, 2012	By:	/s/Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
Principal Executive Officer and President
(principal executive officer)

Dated: July 16, 2012	By:	/s/Phillip G. Goff

Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers
12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification